UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street., N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - December 31, 2006

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2006 Certified

Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust Annual Report

December 31, 2006

NOTES ON PERFORMANCE

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in both Class A and Class B shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from December 31, 1996 (or from the inception dates shown) through December 31, 2006. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable only to Class B shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Conservative Allocation Index

The Conservative Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 20% and 80%, respectively.

Conservative Allocation Index (time-weighted)

Conservative Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 80% Lehman Brothers Aggregate Bond Index and 20% S&P 500 Index from the inception of the AXA Conservative Allocation Fund (7/31/03) to 5/31/06, and 80% Lehman Brothers Aggregate Bond Index, 15% S&P 500 Index and 5% Morgan Stanley Capital International EAFE Index, thereafter.

Conservative-Plus Allocation Index

The Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 40% and 60%, respectively.

Conservative-Plus Allocation Index (time-weighted)

Conservative-Plus Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 60% Lehman Brothers Aggregate Bond Index and 40% S&P 500 Index from the inception of the AXA Conservative-Plus Allocation Fund (7/31/03) to 5/31/06, and 60% Lehman Brothers Aggregate Bond Index, 30% S&P 500 Index and 10% Morgan Stanley Capital International EAFE Index, thereafter.

Moderate Allocation Index

The Moderate Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500 and the Lehman Brothers Aggregate Bond Index at a weighting of 50% and 50%, respectively.

Moderate Allocation Index (time-weighted)

Moderate Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 50% Lehman Brothers Aggregate Bond Index and 50% S&P 500 Index from the inception of the AXA Moderate Allocation Fund (1/27/86) to 6/30/06, and 50% Lehman Brothers Aggregate Bond Index, 35% S&P 500 Index and 15% Morgan Stanley Capital International EAFE Index, thereafter.

Moderate-Plus Allocation Index

The Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 50%, 20% and 30%, respectively.

Moderate-Plus Allocation Index (time-weighted)

Moderate-Plus Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 25% Lehman Brothers Aggregate Bond Index, 60% S&P 500 Index and 15% Morgan Stanley Capital International EAFE from the inception of the AXA Moderate-Plus Allocation Fund (7/31/03) to 8/31/05, and 30% Lehman Brothers Aggregate Bond Index, 50% S&P 500 Index and 20% Morgan Stanley Capital International EAFE Index, thereafter.

Aggressive Index

The Aggressive Allocation Index is a hypothetical combination of unmanaged indices. The composite index combines the total return of the S&P 500, the Morgan Stanley Capital International EAFE Index and the Lehman Brothers Aggregate Bond Index at a weighting of 65%, 25% and 10%, respectively.

Aggressive Allocation Index (time-weighted)

Aggressive Allocation Index (time-weighted) is a hypothetical combination of unmanaged indices. The composite index is made up of 10% Lehman Brothers Aggregate Bond Index, 75% S&P 500 Index and 15% Morgan Stanley Capital International EAFE Index from the inception of the AXA Aggressive Allocation Fund (7/31/03) to 6/30/05, and 10% Lehman Brothers Aggregate Bond Index, 65% S&P 500 Index and 25% Morgan Stanley Capital International EAFE Index, thereafter.

Lehman Brothers Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index

Measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Morgan Stanley Capital International (MSCI) EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Index

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 1000® Growth Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

NOTES ON PERFORMANCE (Concluded)

Russell 1000® Technology Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed technology companies by the Russell sector classification scheme.

Russell 1000® Health Care Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed Health Care companies by the Russell sector classification scheme.

Russell 3000® Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Growth Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with higher price-to-book ratios and higher forecasted growth values.

Russell Mid Cap Value Index

An unmanaged index that measures the performance of those companies among the smallest 800 securities in the Russell 1000 index with a less-than-average growth orientation.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

Target 2015 Allocation Index, Target 2025 Allocation Index, Target 2035 Allocation Index, & Target 2045 Allocation Index

The composition of each benchmark adjusts on a quarterly basis to reflect the changes in the portfolio’s asset allocation. They are derived by applying the portfolios’ target allocations over time to the combination of the following benchmarks: the S&P 500 Index for U.S. stocks, the Morgan Stanley Capital International EAFE Index for non-U.S. stocks and the Lehman Brothers U.S. Aggregate Index for bonds.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	Since Inception*
Portfolio - A Shares	6.55%	6.30%
Portfolio - B Shares	6.37	6.06
Conservative Allocation Index (time-weighted)†	6.60	6.10
Conservative Allocation Index	6.56	6.09

*	Date of inception 7/31/03
†	AXA Equitable believes this newly selected index reflects more closely the market sectors in which the Portfolio invests at certain times in the Portfolio’s history.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.55% for the year ended December 31, 2006. The Portfolio’s benchmark, the Conservative Allocation Index (time-weighted), returned 6.60% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2006

As of December 31, 2006, the Portfolio was invested in 17 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 10 equity funds and 7 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (68.8%), international bonds (4.2%) and high yield bonds (5.1%). The Portfolio’s equity allocation consisted of large cap growth stocks (4.9%), large cap value stocks (7.6%), international stocks (5.1%) and small and mid cap stocks (4.3%).

The investment environment during the year was positive for equities with all major indices enjoying gains. The year began on a positive note with stock prices advancing, supported by solid corporate profits fostered by a growing economy that thus far had withstood the braking effects of higher energy prices and rising interest rates. Despite the strong start, stock prices faltered during the spring. By mid-year, stocks stabilized, overcoming a number of investor worries in addition to those related to rising interest rates. During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates. By year end, stocks were logging mid-teen returns.

Value stocks outperformed their growth counterparts up and down the market-cap spectrum. Dividend paying stocks in the S&P 500 performed better than their nondividend paying counterparts. Sectors performing well during the year include Financials, Materials, Telecommunication Services and Utilities. Underperforming sectors include Energy, Health Care and Information Technology.

The global stock market capped off an exceptional year in which all developed markets except Japan posted double-digit gains. Stocks benefited from strong earnings, a supportive global economy and a high level of liquidity that fostered a steady stream of buyouts, mergers and acquisitions. Returns for U.S.-based investors were even stronger as European currencies gained sharply on the dollar. Emerging markets once again outperformed the developed world.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•	The addition of the international asset class in May was beneficial to performance. The EQ/Mercury International Value Portfolio was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the large cap value underlying holdings added to performance, especially from the EQ/AllianceBernstein Value Portfolio, the largest equity holding of the Portfolio.

AXA CONSERVATIVE ALLOCATION PORTFOLIO

•

Even though large cap growth managers have experienced a relatively tough year relative to large cap value managers, the EQ/Marsico Focus Portfolio was one of the top performers in the category in 2006.

•	From an asset allocation point of view, the Portfolio also benefited from its high yield exposure, with the AXA Premier VIP High Yield Portfolio generating double-digit returns during the period.

What hurt performance during the year

•	The EQ/Long Term Bond Portfolio detracted from performance as portfolios with shorter durations performed better during the year.

•

The EQ/Evergreen International Bond Portfolio, which was added as an underlying holding in June, hurt performance relative to other fixed income investments due to its underweighted exposure to the Euro.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Short Duration Bond Portfolio	37.9%
AXA Premier VIP Core Bond Portfolio	15.5
EQ/Long Term Bond Portfolio	11.2
EQ/AllianceBernstein Value Portfolio	5.8
AXA Premier VIP High Yield Portfolio	5.5
EQ/Evergreen International Bond Portfolio	4.5
EQ/Marsico Focus Portfolio	3.1
EQ/Mercury Basic Value Equity Portfolio	3.0
AXA Premier VIP Large Cap Value Portfolio	2.6
AXA Premier VIP International Equity Portfolio	2.6
EQ/AllianceBernstein Quality Bond Portfolio	2.6
AXA Premier VIP Aggressive Equity Portfolio	1.9
AXA Premier VIP Mid Cap Value Portfolio	1.4
AXA Premier VIP Large Cap Core Equity Portfolio	0.8
EQ/Mercury International Value Portfolio	0.8
EQ/Capital Guardian International Portfolio	0.8
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,061.20	$0.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,061.40	1.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	Since Inception*
Portfolio - A Shares	9.06%	8.38%
Portfolio - B Shares	8.78	8.11
Conservative-Plus Allocation Index (time-weighted)†	8.89	7.87
Conservative-Plus Allocation Index	8.82	7.85

*	Date of inception 7/31/03
†	AXA Equitable believes this newly selected index reflects more closely the market sectors in which the Portfolio invests at certain times in the Portfolio’s history.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 9.06% for the year ended December 31, 2006. The Portfolio’s benchmark, the Conservative-Plus Allocation Index (time-weighted), returned 8.89% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2006

As of December 31, 2006, the Portfolio was invested in 21 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 14 equity funds and 7 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (50.8%), international bonds (3.5%), and high yield bonds (4.0%). The Portfolio’s equity allocation consisted of large cap growth stocks (8.5%), large cap value stocks (12.8%), international stocks (11.0%) and small and mid cap stocks (9.4%).

The investment environment during the year was positive for equities with all major indices enjoying gains. The year began on a positive note with stock prices advancing, supported by solid corporate profits fostered by a growing economy that thus far had withstood the braking effects of higher energy prices and rising interest rates. Despite the strong start, stock prices faltered during the spring. By mid-year, stocks stabilized, overcoming a number of investor worries in addition to those related to rising interest rates. During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates. By year end, stocks were logging mid-teen returns.

Value stocks outperformed their growth counterparts up and down the market-cap spectrum. Dividend paying stocks in the S&P 500 performed better than their nondividend paying counterparts. Sectors performing well during the year include Financials, Materials, Telecommunication Services and Utilities. Underperforming sectors include Energy, Health Care and Information Technology.

The global stock market capped off an exceptional year in which all developed markets except Japan posted double-digit gains. Stocks benefited from strong earnings, a supportive global economy and a high level of liquidity that fostered a steady stream of buyouts, mergers and acquisitions. Returns for U.S.-based investors were even stronger as European currencies gained sharply on the dollar. Emerging markets once again outperformed the developed world.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12 month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•	The addition of the international asset class in May was beneficial to performance. The EQ/Mercury International Value Portfolio was the best performing of the Portfolio’s underlying holdings.

•	Strong performance in the large cap value underlying holdings added to performance, especially from the EQ/AllianceBernstein Value Portfolio, the largest equity holding of the Portfolio.

•

Even though large cap growth managers have experienced a relatively tough year relative to large cap value managers, the EQ/Marsico Focus Portfolio was one of the top performers in the category in 2006.

•	From an asset allocation point of view, the Portfolio also benefited from its high yield exposure, with the AXA Premier VIP High Yield Portfolio generating double-digit returns during the period.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

What hurt performance during the year

•	The EQ/Long Term Bond Portfolio detracted from performance as portfolios with shorter durations performed better during the year.

•

The EQ/Evergreen International Bond Portfolio, which was added as an underlying holding in June, hurt performance relative to other fixed income investments due to its underweighted exposure to the Euro.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Short Duration Bond Portfolio	26.2%
AXA Premier VIP Core Bond Portfolio	11.9
EQ/AllianceBernstein Value Portfolio	9.8
EQ/Long Term Bond Portfolio	7.5
EQ/Marsico Focus Portfolio	6.2
AXA Premier VIP International Equity Portfolio	6.2
EQ/Mercury Basic Value Equity Portfolio	5.4
AXA Premier VIP High Yield Portfolio	4.3
AXA Premier VIP Large Cap Value Portfolio	4.0
EQ/Evergreen International Bond Portfolio	3.7
EQ/AllianceBernstein Quality Bond Portfolio	2.8
AXA Premier VIP Aggressive Equity Portfolio	2.2
EQ/Mercury International Value Portfolio	1.7
EQ/Capital Guardian International Portfolio	1.7
EQ/Small Cap Value Portfolio	1.7
EQ/Small Company Index Portfolio	1.7
AXA Premier VIP Large Cap Core Equity Portfolio	1.5
AXA Premier VIP Mid Cap Value Portfolio	1.3
AXA Premier VIP Mid Cap Growth Portfolio	0.2
EQ/Franklin Small Cap Value Portfolio	0.0	#
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,078.50	$0.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,077.60	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – A Shares	10.58%	5.75%	7.44%	9.82%
Portfolio – B Shares**	10.34	5.50	7.23	9.56
Moderate Allocation Index (time-weighted)†	10.23	5.93	7.70	10.24
Moderate Allocation Index	9.97	5.88	7.68	10.22

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on July 8, 1998. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.
†	AXA Equitable believes this newly selected index reflects more closely the market sectors in which the Portfolio invests at certain times in the Portfolio’s history.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio. Prior that date, the predecessor fund invested directly in securities, rather than pursuing a “Fund of Funds” investment approach.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 10.58% for the year ended December 31, 2006. The Portfolio’s benchmark, the Moderate Allocation Index (time-weighted), returned 10.23% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2006

As of December 31, 2006, the Portfolio was invested in 23 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 16 equity funds and 7 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (40.8%), international bonds (2.6%) and high yield bonds (4.5%). The Portfolio’s equity allocation consisted of large cap growth stocks (10.2%), large cap value stocks (13.6%), international stocks (15.4%) and small and mid cap stocks (12.9%).

The investment environment during the year was positive for equities with all major indices enjoying gains. The year began on a positive note with stock prices advancing, supported by solid corporate profits fostered by a growing economy that thus far had withstood the braking effects of higher energy prices and rising interest rates. Despite the strong start, stock prices faltered during the spring. By mid-year, stocks stabilized, overcoming a number of investor worries in addition to those related to rising interest rates. During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates. By year end, stocks were logging mid-teen returns.

Value stocks outperformed their growth counterparts up and down the market-cap spectrum. Dividend paying stocks in the S&P 500 performed better than their nondividend paying counterparts. Sectors performing well during the year include Financials, Materials, Telecommunication Services and Utilities. Underperforming sectors include Energy, Health Care and Information Technology.

The global stock market capped off an exceptional year in which all developed markets except Japan posted double-digit gains. Stocks benefited from strong earnings, a supportive global economy and a high level of liquidity that fostered a steady stream of buyouts, mergers and acquisitions. Returns for U.S.-based investors were even stronger as European currencies gained sharply on the dollar. Emerging markets once again outperformed the developed world.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•	The addition of the international asset class in May was beneficial to performance.

•	The international asset class includes emerging markets and the EQ/ Van Kampen Emerging Markets Equity Portfolio was the best performing of the Portfolio’s underlying holdings.

•

Strong performance in the large cap value underlying holdings was beneficial, especially from the EQ/AllianceBernstein Value and EQ/ Mercury Basic Value Equity Portfolios, which contributed close to a third of the overall performance for the period.

AXA MODERATE ALLOCATION PORTFOLIO

•

Even though large cap growth managers have experienced a relatively tough year relative to large cap value managers, the EQ/Marsico Focus Portfolio was one of the top performers in the category in 2006.

•	From an asset allocation point of view, the Portfolio also benefited from its high yield exposure, with the AXA Premier VIP High Yield Portfolio generating double-digit returns during the period.

What hurt performance during the year

•	The EQ/Alliance Large Cap Growth Portfolio was the only underlying holding with a negative return during the year.

•	The EQ/Long Term Bond Portfolio detracted from performance as portfolios with shorter durations performed better during the year.

•

The EQ/Evergreen International Bond Portfolio, which was added as an underlying holding in June, hurt performance relative to other fixed income investments due to its underweighted exposure to the Euro.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/AllianceBernstein Quality Bond Portfolio	13.2%
AXA Premier VIP Core Bond Portfolio	11.5
EQ/Short Duration Bond Portfolio	10.2
EQ/Mercury Basic Value Equity Portfolio	10.2
AXA Premier VIP International Equity Portfolio	6.5
EQ/Marsico Focus Portfolio	5.8
EQ/AllianceBernstein Value Portfolio	5.7
AXA Premier VIP High Yield Portfolio	4.9
AXA Premier VIP Aggressive Equity Portfolio	3.8
AXA Premier VIP Large Cap Value Portfolio	3.7
EQ/Long Term Bond Portfolio	3.0
EQ/Evergreen International Bond Portfolio	2.8
EQ/Van Kampen Emerging Markets Equity Portfolio	2.8
AXA Premier VIP Mid Cap Value Portfolio	2.8
EQ/Small Cap Value Portfolio	2.7
EQ/Capital Guardian International Portfolio	2.3
EQ/Mercury International Value Portfolio	2.3
AXA Premier VIP Large Cap Core Equity Portfolio	2.2
AXA Premier VIP Mid Cap Growth Portfolio	1.9
EQ/AllianceBernstein Large Cap Growth Portfolio	0.9
EQ/Small Company Index Portfolio	0.8
EQ/Franklin Small Cap Value Portfolio	0.0	#
EQ/Money Market Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,089.40	$0.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,088.30	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	Since Inception*
Portfolio - A Shares	14.77%	13.64%
Portfolio - B Shares	14.48	13.35
Moderate-Plus Allocation Index (time-weighted)†	14.30	12.62
Moderate-Plus Allocation Index	14.30	12.72

*	Date of inception 7/31/03
†	AXA Equitable believes this newly selected index reflects more closely the market sectors in which the Portfolio invests at certain times in the Portfolio’s history.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 14.77% for the year ended December 31, 2006. The Portfolio’s benchmark, the Moderate-Plus Allocation Index (time-weighted), returned 14.30% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2006

As of December 31, 2006, the Portfolio was invested in 20 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 16 equity funds and 4 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (29.1%). The Portfolio’s equity allocation consisted of large cap growth stocks (14.5%), large cap value stocks (18.8%), international stocks (22.2%) and small and mid cap stocks (15.4%).

The investment environment during the year was positive for equities with all major indices enjoying gains. The year began on a positive note with stock prices advancing, supported by solid corporate profits fostered by a growing economy that thus far had withstood the braking effects of higher energy prices and rising interest rates. Despite the strong start, stock prices faltered during the spring. By mid-year, stocks stabilized, overcoming a number of investor worries in addition to those related to rising interest rates. During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates. By year end, stocks were logging mid-teen returns.

Value stocks outperformed their growth counterparts up and down the market-cap spectrum. Dividend paying stocks in the S&P 500 performed better than their nondividend paying counterparts. Sectors performing well during the year include Financials, Materials, Telecommunication Services and Utilities. Underperforming sectors include Energy, Health Care and Information Technology.

The global stock market capped off an exceptional year in which all developed markets except Japan posted double-digit gains. Stocks benefited from strong earnings, a supportive global economy and a high level of liquidity that fostered a steady stream of buyouts, mergers and acquisitions. Returns for U.S.-based investors were even stronger as European currencies gained sharply on the dollar. Emerging markets once again outperformed the developed world.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006.

What helped performance during the year

•

From an asset allocation point of view, the Portfolio benefited from its exposure to international and emerging markets and the strong performance in the large cap value and small cap underlying holdings. These asset classes contributed most of the excess return during the year.

•	The top contributors to overall performance during the period were the AXA Premier VIP International, EQ/AllianceBernstein Value and EQ/ Mercury Basic Value Equity Portfolios.

•	The EQ/Van Kampen Emerging Markets Equity was the best performing Portfolio among the Portfolio’s underlying holdings.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

•

Even though large cap growth managers have experienced a relatively tough year relative to large cap value managers, the EQ/Marsico Focus Portfolio was one of the top performers in the category in 2006.

What hurt performance during the year

•	The EQ/Alliance Large Cap Growth Portfolio was the only underlying holding with a negative return during the year.

•	The EQ/Long Term Bond Portfolio detracted from performance as portfolios with shorter durations performed better during the year.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Mercury Basic Value Equity Portfolio	11.3%
AXA Premier VIP Core Bond Portfolio	10.0
EQ/AllianceBernstein Value Portfolio	9.1
EQ/Marsico Focus Portfolio	9.0
AXA Premier VIP International Equity Portfolio	8.5
EQ/Short Duration Bond Portfolio	8.4
AXA Premier VIP Large Cap Value Portfolio	6.2
AXA Premier VIP Aggressive Equity Portfolio	5.7
EQ/Mercury International Value Portfolio	4.7
AXA Premier VIP Large Cap Core Equity Portfolio	4.2
EQ/Van Kampen Emerging Markets Equity Portfolio	4.1
EQ/Long Term Bond Portfolio	4.0
EQ/AllianceBernstein Quality Bond Portfolio	3.5
EQ/Small Cap Value Portfolio	3.4
EQ/Capital Guardian International Portfolio	2.9
EQ/Small Company Index Portfolio	2.7
AXA Premier VIP Mid Cap Value Portfolio	1.4
AXA Premier VIP Mid Cap Growth Portfolio	0.6
EQ/AllianceBernstein Large Cap Growth Portfolio	0.3
EQ/Franklin Small Cap Value Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,107.90	$0.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,105.90	1.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	Since Inception*
Portfolio - A Shares	18.22%	15.22%
Portfolio - B Shares	17.92	14.93
Aggressive Allocation Index (time-weighted)†	17.19	14.52
Aggressive Allocation Index	17.19	15.08

*	Date of inception 7/31/03
†	AXA Equitable believes this newly selected index reflects more closely the market sectors in which the Portfolio invests at certain times in the Portfolio’s history.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 18.22% for the year ended December 31, 2006. The Portfolio’s benchmark, the Aggressive Allocation Index (time-weighted), returned 17.19% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

For the year ended December 31, 2006

As of December 31, 2006, the Portfolio was invested in 18 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 16 equity funds and 2 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (10.1%). The Portfolio’s equity allocation consisted of large cap growth stocks (18.7%), large cap value stocks (23.3%), international stocks (27.5%) and small and mid cap stocks (20.4%).

The investment environment during the year was positive for equities with all major indices enjoying gains. The year began on a positive note with stock prices advancing, supported by solid corporate profits fostered by a growing economy that thus far had withstood the braking effects of higher energy prices and rising interest rates. Despite the strong start, stock prices faltered during the spring. By mid-year, stocks stabilized, overcoming a number of investor worries in addition to those related to rising interest rates. During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates. By year end, stocks were logging mid-teen returns.

Value stocks outperformed their growth counterparts up and down the market-cap spectrum. Dividend paying stocks in the S&P 500 performed better than their nondividend paying counterparts. Sectors performing well during the year include Financials, Materials, Telecommunication Services and Utilities. Underperforming sectors include Energy, Health Care and Information Technology.

The global stock market capped off an exceptional year in which all developed markets except Japan posted double-digit gains. Stocks benefited from strong earnings, a supportive global economy and a high level of liquidity that fostered a steady stream of buyouts, mergers and acquisitions. Returns for U.S.-based investors were even stronger as European currencies gained sharply on the dollar. Emerging markets once again outperformed the developed world.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period.

What helped performance during the year

•

From an asset allocation point of view, the Portfolio benefited from its exposure to international and emerging markets and the strong performance in the large cap value and small cap underlying holdings. These asset classes contributed most of the excess return during the year.

•	The top contributors to overall performance during the period were the AXA Premier VIP International, EQ/AllianceBernstein Value and EQ/ Mercury Basic Value Equity Portfolios.

•	The EQ/Van Kampen Emerging Markets Equity was the best performing Portfolio among the Portfolio’s underlying holdings.

•

Even though large cap growth managers have experienced a relatively tough year relative to large cap value managers, the EQ/Marsico Focus Portfolio was one of the top performers in the category in 2006.

AXA AGGRESSIVE ALLOCATION PORTFOLIO

What hurt performance during the year

•

The EQ/Alliance Large Cap Growth Portfolio was the only underlying fund with a negative return in 2006. Fortunately, the impact on overall performance has not been significant since the weight of that Portfolio was rather limited during that period.

•	No exposure to High Yield.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the AXA Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Mercury Basic Value Equity Portfolio	12.8%
EQ/Marsico Focus Portfolio	12.4
EQ/AllianceBernstein Value Portfolio	12.1
AXA Premier VIP International Equity Portfolio	9.9
EQ/Mercury International Value Portfolio	8.3
AXA Premier VIP Large Cap Value Portfolio	7.9
AXA Premier VIP Aggressive Equity Portfolio	7.4
EQ/Small Cap Value Portfolio	5.2
AXA Premier VIP Large Cap Core Equity Portfolio	5.0
EQ/Van Kampen Emerging Markets Equity Portfolio	4.6
AXA Premier VIP Core Bond Portfolio	4.4
EQ/Small Company Index Portfolio	4.3
EQ/Capital Guardian International Portfolio	2.0
EQ/AllianceBernstein Quality Bond Portfolio	1.5
AXA Premier VIP Mid Cap Value Portfolio	1.2
EQ/AllianceBernstein Large Cap Growth Portfolio	0.5
AXA Premier VIP Mid Cap Growth Portfolio	0.5
EQ/Franklin Small Cap Value Portfolio	0.0	#

#	Less Than 0.1%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,124.40	$0.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.70	0.51
Class B
Actual	1,000.00	1,122.40	1.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Legg Mason Capital Management, Inc.

•	Marsico Capital Management LLC

•	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – A Shares	5.38%	4.78%	0.84%	10.53%
Portfolio – B Shares**	5.08	4.52	0.58	10.30
Russell 3000 Growth Index	9.46	3.02	5.34	10.28

*	Date of inception 1/27/86
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.38% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell 3000 Growth Index, returned 9.46% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 3000 Growth Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	Stock selection and an emphasis in the Financials sector benefited the Portfolio. Goldman Sachs Group, Chicago Mercantile Exchange, and International Securities Exchange Holdings posted strong gains.

•	Stock selection in Telecommunications Service and an overweight in the sector added to performance. Level 3 Communications was the top contributor in the sector and the Portfolio for the period.

•	From an individual security perspective, the significant contributors included Wynn Resorts Ltd., casino resorts operator Las Vegas Sands Corp., and Four Seasons Hotel.

•	The Portfolio’s underweighted position in the weak-performing semiconductor company Intel also helped.

What hurt performance during the year

•

Negative contribution from security selection was the primary driver of underperformance for the year. The Portfolio was hurt most dramatically by stock choices in Health Care, Information Technology, and Consumer Discretionary.

•

From an individual security perspective, the most significant detractors included XM Satellite Radio, Amazon.com and Expedia in Consumer Discretionary, eBay, Yahoo!, and Juniper Networks Inc. in Information Technology and Affymetrix Inc., UnitedHealth Group Inc., and Curis Inc. in Health Care.

•	An underweight in the Industrials sector also detracted from performance.

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Information Technology	30.9%
Consumer Discretionary	20.8
Financials	14.9
Health Care	13.9
Industrials	8.2
Consumer Staples	2.7
Telecommunication Services	2.5
Energy	2.3
Materials	1.3
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,083.50	$4.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08
Class B
Actual	1,000.00	1,082.10	5.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO ADVISERS

•	BlackRock Financial Management, Inc.

•	Pacific Investment Management Company LLC (PIMCO)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Incept.*
Portfolio - A Shares	3.96%	4.50%	4.50%
Portfolio - B Shares	3.80	4.25	4.25
Lehman Brothers Aggregate Bond Index	4.33	5.06	5.06

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 3.96% for the year ended December 31, 2006. The Portfolio’s benchmark, the Lehman Brothers Aggregate Bond Index, returned 4.33% over the same period.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	Short duration asset backed bonds, which gained amid demand for their attractive yields and strong credit quality, contributed to performance.

•	A tactical allocation to select high yield bonds was additive.

•	Modest emerging markets exposure aided performance, due to strong capital inflows and continued improvements in credit quality.

What hurt performance during the year

•	Longer than benchmark duration detracted from performance as rates rose, especially near the end of the year.

•	An underweight to high-grade corporates was negative, where credit premiums narrowed and demand remained strong among investors hungry for yield.

Portfolio Characteristics

As of December 31, 2006

Weighted Average Life (Years)	5.7
Weighted Average Coupon (%)	5.1
Weighted Average Modified Duration (Years)*	4.3
Weighted Average Rating	AAA

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

AXA PREMIER VIP CORE BOND PORTFOLIO

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,045.60	$3.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.57
Class B
Actual	1,000.00	1,044.30	4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO ADVISERS

•	A I M Capital Management, Inc.

•	RCM Capital Management LLC

•	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Incept.*
Portfolio - A Shares	5.39%	5.55%	5.55%
Portfolio - B Shares	5.08	5.27	5.27
Russell 1000 Health Care Index†	6.32	2.29	2.29
Russell 1000 Index	15.46	6.82	6.82

*	Date of inception 12/31/01
†	The Investment Manager believes the Russell 1000 Health Care Index more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 5.39% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell 1000 Health Care Index, returned 6.32% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Healthcare Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	Stock selection in biotechnology and pharmaceuticals was the leading contributor to Portfolio performance for the year.

•

The six top contributors to performance for the reporting period were pharmaceutical companies. Shire PLC is a specialty pharmaceutical company focused in the areas of the central nervous system, gastrointestinal and human genetic therapies. The stock rose due to a patent settlement for its largest product, Adderall XR. Strong performances from Japanese Pharmaceutical companies Daiichi Sankyo, Shionogi, and Eisai were relative contributors to the Portfolio. Roche Holdings, a Swiss drug company with very few expiring patents, and Ipsen were also contributors.

•	Genentech was a notable contributor in the biotechnology sector.

•	An underweight in the Health Care Providers and Services sector also added to performance.

What hurt performance during the year

•

Throughout the period, the Portfolio maintained an underweight position in large cap pharmaceutical companies, in particular Merck & Co Inc., Pfizer Inc. and Johnson & Johnson, which detracted from performance.

•

An overweight position in the biotechnology sector was a net detractor from performance over the year. Nuvelo Inc. dropped when disappointing Phase 3 data was reported on its lead compound. MedImmune Inc. shares declined during the third quarter of 2006 after the company reported a decrease in year-over-year revenues, which were mostly due to increased competition.

•	Health Care Providers and Services stock selection was a net detractor, led by Aetna Inc.

•	Adolor’s stock fell during the third quarter of 2006 upon news that the FDA required more data for its lead compound Entereg, leading to a one year delay in the product’s introduction.

AXA PREMIER VIP HEALTH CARE PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Pharmaceuticals	44.1%
Biotechnology	21.0
Health Care Equipment	14.5
Managed Health Care	5.4
Health Care Services	3.2
Health Care Distributors	2.7
Life Sciences Tools & Services	2.6
Consumer Staples	1.2
Health Care Facilities	1.0
Health Care Technology	0.9
Industrials	0.5
Health Care Supplies	0.2
Materials	0.1
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,073.30	$7.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	7.32
Class B
Actual	1,000.00	1,071.30	8.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.69	8.59

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.44% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO ADVISERS

•	Pacific Investment Management Company LLC (PIMCO)

•	Post Advisory Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – A Shares	10.21%	8.22%	4.03%	7.66%
Portfolio – B Shares**	9.93	7.95	3.78	7.41
Merrill Lynch U.S. High Yield Master Cash Pay Only Index	11.59	9.84	6.85	9.03

*	Date of inception 1/2/87
**	Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 10.21% for the year ended December 31, 2006. The Portfolio’s benchmark, the Merrill Lynch U.S. High Yield Master Cash Pay Only Index, returned 11.59% over the same period.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	An underweight to BB-rated bonds, which underperformed B-rated issues, contributed positively to performance.

•	Security selection in the Energy sector with an emphasis on pipeline companies was positive.

What hurt performance during the year

•	Exposure to the BBB-rated sector, which lagged the overall high yield market, detracted from performance.

•	An underweight to consumer non-cyclical issues detracted as this sector outperformed the high yield market.

Portfolio Characteristics

As of December 31, 2006

Weighted Average Life (Years)	6.7
Weighted Average Coupon (%)	8.1
Weighted Average Modified Duration (Years)*	3.8
Weighted Average Rating	B+

*	Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/06	% of Net Assets
Corporate Bonds	91.1%
Commercial Paper	2.1
Asset Backed Securities	0.3
Cash and Other	6.5

Total	100.0%

AXA PREMIER VIP HIGH YIELD PORTFOLIO

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,072.70	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.37	3.87
Class B
Actual	1,000.00	1,071.70	5.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.11	5.14

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	J.P. Morgan Investment Management Inc.

•	Marsico Capital Management LLC.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Incept.*
Portfolio - A Shares	25.58%	12.89%	12.89%
Portfolio - B Shares	25.30	12.64	12.64
MSCI EAFE Index	26.34	14.98	14.98

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 25.58% for the year ended December 31, 2006. The Portfolio’s benchmark, the MSCI EAFE Index, returned 26.34% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the MSCI EAFE Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•

The most significant positive contributor to performance was stock selection in the Materials sector, such as Arcelor and Xstrata PLC, which benefited from consolidation in the steel and other metals industries.

•	Stock selection in the Industrials sector was also strong, led by Vallourec, a France-based manufacturer of carbon steel and low alloy tubes.

•	Energy and Telecommunications Services stock selection were also positive contributors.

•	Other individual contributors included Veolia Environnement, America Movil, Inc., Commercial Bank of China, Softbank Corp., Esprit Holdings and Capitaland.

What hurt performance during the year

•	A position in Japan-based financial company Credit Saison emerged as the largest individual detractor in the period.

•	An underweight in the Utilities sector relative to the benchmark was the largest sector impact.

•	The Portfolio’s Japan-based holdings in the Consumer Discretionary sector struggled, including Yamada Denki and Sega Sammy Holdings.

•	Korean Semiconductor & Semi-Equipment holding Samsung Electronics hurt results.

•	A specific position in the Food & Staples Retailing industry, Seiyu, was a weak performer.

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Financials	30.0%
Consumer Discretionary	13.6
Industrials	9.5
Materials	9.1
Information Technology	7.5
Energy	7.0
Consumer Staples	6.4
Health Care	6.0
Telecommunication Services	4.0
Utilities	2.6
Cash and Other	4.3

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,143.00	$6.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.80	6.46
Class B
Actual	1,000.00	1,141.90	8.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.54	7.73

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.27% and 1.52%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Janus Capital Management LLC

•	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	13.84%	5.97%	5.97%
Portfolio - B Shares	13.56	5.70	5.70
S&P 500 Index	15.80	6.19	6.19

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.84% for the year ended December 31, 2006. The Portfolio’s benchmark, the S&P 500 Index, returned 15.80% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the S&P 500 Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•

Stock selection was particularly strong in the Consumer Discretionary sector with positive contributions from a diverse array of holdings including Las Vegas Sands, Comcast Corp., DIRECTV Group, and MGM Mirage. Las Vegas Sands, the largest single contributor to the Portfolio, was recognized for the potential value of its gaming property developments in Macau and Singapore. Comcast Corp. and DIRECTV Group rebounded from modest valuations in prior periods for their attractive annuity-like subscription revenue streams.

•

Information Technology, Telecommunications Services and Materials also offered positive contributors such as Research In Motion, NII Holdings and Southern Copper Corp. Research In Motion is the manufacturer of wireless data devices. NII Holdings continues to add mobile subscribers profitably and expand penetration rates in Latin America.

•	An overweight in the Telecommunications Service sector was the largest positive contributor from a sector allocation perspective.

What hurt performance during the year

•

Stock selection in the Health Care and Information Technology sectors was the largest detractor from performance for the year. Stock selection that hurt performance included UnitedHealth Group Inc., Coventry Health Care, Caremark RX Inc. Yahoo Inc. and Advanced Micro Devices.

•	An overweight position in Health Care and an underweight position in Information Technology relative to the benchmark also detracted from performance.

•	XM Satellite Radio, which was unable to sustain subscriber growth at anticipated levels, was the largest individual detractor.

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Information Technology	18.3%
Financials	17.9
Health Care	13.5
Consumer Discretionary	12.4
Energy	8.3
Industrials	8.1
Consumer Staples	6.4
Telecommunication Services	5.2
Materials	4.0
Utilities	1.3
Cash and Other	4.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,126.40	$5.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,124.60	7.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	RCM Capital Management LLC

•	TCW Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	0.44%	0.88%	0.88%
Portfolio - B Shares	0.15	0.62	0.62
Russell 1000 Growth Index	9.07	2.69	2.69

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 0.44% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell 1000 Growth Index, returned 9.07% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Growth Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	Overweighting the outperforming Financial Services sector was the leading contributor to performance.

•	An underweight relative to the benchmark in poor performing Intel Corp. was a key individual contributor to performance.

•	As a leader in networked storage solutions, Network Appliance successfully broadened its distribution channels, launched new products, and moved further up market.

•	Positions in Goldman Sachs, Pixar, and Apple Computer were notable contributors to overall performance relative to the benchmark.

•	Better stock selection relative to the benchmark in the Energy sector was also additive.

What hurt performance during the year

•

Stock selection in the Information Technology sector was the largest detractor from performance, led by holdings Yahoo Inc., eBay Inc., Qualcomm Inc., Marvell Technology Group, and Advanced Micro Devices. Underweighting Cisco Systems Inc. relative to the benchmark also detracted in this sector.

•

Stock selection in Health Care and Financials also detracted. Genentech Inc. and Teva Pharmaceutical Inc. were notable detractors in Health Care and Progressive Corp. was a notable detractor in Financials.

•	Consumer Discretionary stock selection was also negative, let by holding Amazon.com.

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Information Technology	28.3%
Health Care	21.3
Financials	18.4
Consumer Discretionary	9.9
Industrials	8.5
Energy	5.1
Consumer Staples	5.1
Materials	0.5
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,068.10	$5.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,065.60	7.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	MFS Investment Management

•	Institutional Capital Corporation

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	19.62%	9.25%	9.25%
Portfolio - B Shares	19.32	8.97	8.97
Russell 1000 Value Index	22.25	10.86	10.86

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 19.62% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell 1000 Value Index, returned 22.25% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Value Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•

Stock selection in the Financial Services sector was the top contributor to relative returns. Overweighting investment banking firm Goldman Sachs was the key factor in these results. Throughout the year Goldman Sachs delivered earnings results that exceeded expectations and completed a substantial share repurchase program.

•	Health Care stock selection was also positive, led by Abbott Labs.

•	Consumer Discretionary holdings Intercontinental Hotels and Sears Holdings Corp. and Industrials holding Lockheed Martin were notable individual contributors.

•	A significant underweight in the Financials sector also added to performance.

What hurt performance during the year

•

Stock selection in Telecommunications Services was the principle negative influence on relative returns during the period. Within this sector, an overweighted position in weak-performing wireless provider Sprint Nextel was a primary detractor from relative performance. The stock was down due to weaker-than-expected growth in subscribers and worries regarding the quality of the customer base. Underweight positions in benchmark constituents Bellsouth and AT&T Inc., both of which were strong performers versus the benchmark, also detracted.

•	Stock selection in Consumer Staples also detracted, led by holding Wal Mart Stores Inc., which is not a constituent of the benchmark.

•	Underweighting Exxon Mobil took away from results as the stock greatly outperformed the benchmark.

•	An underweight in the Telecommunications Services sector also detracted from performance for the year.

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Financials	28.0%
Energy	11.7
Industrials	11.5
Health Care	10.5
Consumer Discretionary	9.6
Consumer Staples	8.7
Information Technology	7.3
Materials	4.8
Utilities	3.6
Telecommunication Services	2.4
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,142.90	$5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class B
Actual	1,000.00	1,141.00	7.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO ADVISERS

•	AllianceBernstein L.P.

•	Franklin Advisers, Inc.

•	Provident Investment Counsel, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	9.83%	3.44%	3.44%
Portfolio - B Shares	9.62	3.18	3.18
Russell Mid Cap Growth Index	10.66	8.22	8.22

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 9.83% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell Mid Cap Growth Index, returned 10.66% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell Mid Cap Growth Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•

Driven by stock selection, the Information Technology sector contributed the most to results relative to the benchmark. In particular, positions in Alliance Data Systems, Broadcom Corp., and Nvidia Corp. performed well.

•	CB Richard Ellis Group was the top individual contributor on a relative basis.

•

Although Consumer Discretionary stock selection relative to the benchmark detracted, several Consumer Discretionary holdings aided performance, including Gamestop Corp., Orient-Express Hotels, Marriott International Inc., and not holding Sirius Satellite Radio.

•	Energy stock selection was also additive, although no individual holding stands out.

•	An overweight in the Telecommunications Services sector helped performance, led by NII Holdings.

•	An underweight position in Whole Foods Market Inc. relative to the benchmark also helped performance.

What hurt performance during the year

•

Health Care and Consumer Discretionary stock selection were the largest detractors. Consumer Discretionary holdings Chicos FAS Inc. and Getty Images Inc. were the largest individual detractors relative to the benchmark, followed by Health Care holding Dexcom Inc.

•

Other holdings detracting from relative performance included Information Technology holdings Microsemi Corp., PMC-Sierra Inc., Comverse Technology and Business Objects, Energy holdings Barrett Bill Corp and Grant Prideco, and Financials stock Chicago Mercantile Holdings.

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Information Technology	23.5%
Consumer Discretionary	16.4
Industrials	15.6
Health Care	15.3
Financials	11.3
Energy	7.9
Telecommunication Services	4.8
Materials	2.4
Consumer Staples	1.2
Utilities	0.1
Cash and Other	1.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,051.00	$6.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.56
Class B
Actual	1,000.00	1,050.70	7.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.44	7.83

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.29% and 1.54%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO ADVISERS

•	AXA Rosenberg Investment Management LLC

•	Wellington Management Company, LLP

•	TCW Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	15.08%	8.58%	8.58%
Portfolio - B Shares	14.75	8.30	8.30
Russell Mid Cap Value Index	20.22	15.88	15.88

*	Date of inception 12/31/01

Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 15.08% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell Mid Cap Value Index, returned 20.22% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell Mid Cap Value Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	Strong stock selection within Information Technology was a contributor to relative performance, including LAM Research Corp. and Varian Semiconductor.

•	Materials stock selection also contributed to relative performance. The top contributor within the sector was Inco Ltd.

•	Officemax Inc. was the largest individual contributor on a relative basis.

What hurt performance during the year

•

The Portfolio was positioned with a significant overweighting in the Information Technology and Health Care sectors, which were the two worst performing sectors in the benchmark for the year, and an underweight position in the Consumer Staples sector, which was the second best performing sector in the benchmark.

•	Stock selection was weak in the Financials, Consumer Discretionary, Consumer Staples and Health Care sectors.

•	Not holding Archer Daniels Midland, Nucor Corp. and Kerr McGee Corp. was the largest relative detractor from an individual securities perspective.

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Financials	22.3%
Information Technology	18.4
Industrials	15.3
Consumer Discretionary	12.3
Health Care	8.9
Materials	7.1
Utilities	5.6
Energy	3.7
Consumer Staples	3.4
Telecommunication Services	0.9
Cash and Other	2.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,079.80	$6.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.70	6.56
Class B
Actual	1,000.00	1,077.90	8.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.44	7.83

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.29% and 1.54%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO ADVISERS

•	Firsthand Capital Management, Inc.

•	RCM Capital Management LLC.

•	Wellington Management Company, LLP.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

	1 Year	5 Years	Since Inception*
Portfolio - A Shares	7.54%	2.81%	2.81%
Portfolio - B Shares	7.33	2.56	2.56
Russell 1000 Technology Index†	10.58	0.99	0.99
Russell 1000 Index	15.46	6.82	6.82

*	Date of inception 12/31/01
†	The Investment Manager believes the Russell 1000 Technology Index more closely reflects the market sectors in which the Portfolio invests.

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.54% for the year ended December 31, 2006. The Portfolio’s benchmark, the Russell 1000 Technology Index, returned 10.58% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) which helped or hurt the Portfolio’s performance relative to its benchmark, the Russell 1000 Technology Index.

Portfolio Highlights

For the year ended December 31, 2006

What helped performance during the year

•	An overweight in Internet Software & Services was the largest positive contributor from a sector allocation perspective.

•

Within the Semiconductors & Semiconductor Equipment sector, an underweight to Intel was highly additive to relative performance, and the top contributing name during the period. Shares of Intel slipped as weaker than expected sales and increasing competition crimped Intel’s market share.

•	An underweight to Dell Inc. was also additive.

•	Also contributing to relative performance were positions in non-benchmark constituents, including Tencent Holdings Ltd., Amdocs Ltd., Nintendo Co. Ltd. and Mercury Interactive Co.

What hurt performance during the year

•

The largest detractor from Portfolio performance on a relative basis was the Portfolio’s Internet Software and Services holdings. eBay struggled as the online auction giant saw decelerating growth in several of its key markets and decided to cut its losses in China by shutting down its website and replacing it with a joint venture run by a Chinese Internet company. Yahoo! delayed the launch of its new search monetization algorithm and was forced to guide down advertising revenue expectations late in the year due to cancellations in auto and financial ad buys.

•

For the period, a relative underweight in networking giant Cisco Systems was the leading individual detractor from performance. After languishing for the past few years, shares of Cisco rallied more than 50% as the company enjoyed steadily improving financial results throughout 2006 due primarily to its acquisition of Scientific-Atlanta.

•	Underweight positions in Hewlett Packard Co. and IBM also hurt relative performance.

•	Within Software, relative underweight positions in Oracle and Microsoft detracted from performance.

•

Semiconductor & Semiconductor Equipment sector holding Marvell Technology Group also detracted from performance as it reported orders that did not meet expectations. An overweight in the sector also detracted.

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Sector Weightings as of 12/31/06	% of Net Assets
Semiconductors & Semiconductor Equipment	23.4%
Software	19.6
Communications Equipment	14.1
Computers & Peripherals	13.3
Internet Software & Services	8.5
IT Services	6.0
Electronic Equipment & Instruments	3.9
Industrials	3.1
Telecommunication Services	2.2
Consumer Discretionary	1.4
Energy	1.1
Health Care	0.6
Materials	0.3
Cash and Other	2.5

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 7/1/06	Ending Account Value 12/31/06	Expenses Paid During Period* 7/1/06 - 12/31/06
Class A
Actual	$1,000.00	$1,109.80	$7.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	7.32
Class B
Actual	1,000.00	1,108.00	8.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.69	8.59

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.44% and 1.69%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TARGET 2015 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

Since Inception*
Portfolio - A Shares	7.94%
Portfolio - B Shares	7.85
Target 2015 Allocation Index	7.43

*	Date of inception 8/31/06

Returns for periods less than one year are not annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.94% for the period August 31, 2006 through December 31, 2006. The Portfolio’s benchmark, the Target 2015 Allocation Index, returned 7.43% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

*	The Portfolio commenced operations on August 31, 2006.

Portfolio Highlights

For the period August 31, 2006-December 31, 2006

As of December 31, 2006, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 8 equity funds and 2 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (24.8%) and high yield bonds (4.6%). The Portfolio’s equity allocation consisted of large cap growth stocks (15.9%), large cap value stocks (14.4%), international stocks (21.7%) and small and mid cap stocks (18.6%).

During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates.

International markets were up approximately 10% between the end of August and year end. Emerging markets once again outperformed the developed world with a return exceeding 20% for the same period.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•

The Portfolio’s performance over the period was aided most by strong performance in the large cap and international underlying holdings, although all asset classes contributed positively to performance.

•	The active holdings which helped to generate excess returns in the equity portion of the Portfolio were the EQ/Van Kampen Emerging Markets Equity and the AXA Premier VIP Aggressive Equity Portfolios.

•	Since inception, the AXA Premier VIP High Yield Portfolio made a meaningful contribution to performance within the fixed income portion of the Portfolio.

What hurt performance during the year

•	During the relatively short period since inception, there were few meaningful detractors from Portfolio performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

TARGET 2015 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Equity 500 Index	28.8%
EQ/Bond Index Portfolio	23.4
EQ/International ETF Portfolio	16.1
EQ/Small Company Index Portfolio	8.4
AXA Premier VIP Aggressive Equity Portfolio	8.3
AXA Premier VIP High Yield Portfolio	4.9
EQ/Van Kampen Emerging Markets Equity	4.9
AXA Premier VIP Large Cap Value Portfolio	3.3
AXA Premier VIP Mid Cap Value Portfolio	1.4
AXA Premier VIP Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on August 31, 2006, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 12/31/06	Expenses Paid During Period Ended 12/31/06*
Class A
Actual	$1,000.00	$1,079.40	$1.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,078.50	2.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

†	Portfolio commenced operations on August 31, 2006.
*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example).

TARGET 2025 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

Since Inception*
Portfolio - A Shares	8.71%
Portfolio - B Shares	8.62
Target 2025 Allocation Index	8.21

*	Date of inception 8/31/06

Returns for periods less than one year are not annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 8.71% for the period August 31, 2006 through December 31, 2006. The Portfolio’s benchmark, the Target 2025 Allocation Index, returned 8.21% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

*	The Portfolio commenced operations on August 31, 2006.

Portfolio Highlights

For the period August 31, 2006-December 31, 2006

As of December 31, 2006, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 8 equity funds and 2 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (17.0%) and high yield bonds (2.7%). The Portfolio’s equity allocation consisted of large cap growth stocks (18.1%), large cap value stocks (16.8%), international stocks (24.6%) and small and mid cap stocks (20.8%).

During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates.

International markets were up approximately 10% between the end of August and year end. Emerging markets once again outperformed the developed world with a return exceeding 20% for the same period.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•

The Portfolio’s performance over the period was aided most by strong performance in the large cap and international underlying holdings, although all asset classes contributed positively to performance.

•	The active holdings which helped to generate excess returns in the equity portion of the Portfolio were the EQ/Van Kampen Emerging Markets Equity and the AXA Premier VIP Aggressive Equity Portfolios.

•	Since inception, the AXA Premier VIP High Yield Portfolio made a meaningful contribution to performance within the fixed income portion of the portfolio.

What hurt performance during the year

•	During the relatively short period since inception, there were few meaningful detractors from Portfolio performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

TARGET 2025 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Equity 500 Index	34.5%
EQ/International ETF Portfolio	18.5
EQ/Bond Index Portfolio	15.6
EQ/Small Company Index Portfolio	9.2
AXA Premier VIP Aggressive Equity Portfolio	8.3
EQ/Van Kampen Emerging Markets Equity	5.4
AXA Premier VIP Large Cap Value Portfolio	3.2
AXA Premier VIP High Yield Portfolio	2.9
AXA Premier VIP Mid Cap Value Portfolio	1.6
AXA Premier VIP Mid Cap Growth Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on August 31, 2006, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 12/31/06	Expenses Paid During Period Ended 12/31/06*
Class A
Actual	$1,000.00	$1,087.10	$1.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,086.20	2.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

†	Portfolio commenced operations on August 31, 2006.
*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example).

TARGET 2035 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

Since Inception*
Portfolio - A Shares	9.45%
Portfolio - B Shares	9.45
Target 2035 Allocation Index	9.00

*	Date of inception 8/31/06

Returns for periods less than one year are not annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 9.45% for the period August 31, 2006 through December 31, 2006. The Portfolio’s benchmark, the Target 2035 Allocation Index, returned 9.00% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

*	The Portfolio commenced operations on August 31, 2006.

Portfolio Highlights

For the period August 31, 2006-December 31, 2006

As of December 31, 2006, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Funds. These included 8 equity funds and 2 fixed income funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (8.0%) and high yield bonds (1.8%).

The Portfolio’s equity allocation consisted of large cap growth stocks (20.3%), large cap value stocks (19.0%), international stocks (28.0%) and small and mid cap stocks (22.9%).

During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates.

International markets were up approximately 10% between the end of August and year end. Emerging markets once again outperformed the developed world with a return exceeding 20% for the same period.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006. High yield bonds continued their positive momentum, up 11.59% for the year, as measured by the Merrill Lynch U.S. High Yield Master Cash Pay Only Index.

What helped performance during the year

•

The Portfolio’s performance over the period was aided most by strong performance in the large cap and international underlying holdings, although all asset classes contributed positively to performance.

•	The active holdings which helped to generate excess returns in the equity portion of the Portfolio were the EQ/Van Kampen Emerging Markets Equity and the AXA Premier VIP Aggressive Equity Portfolios.

•	Since inception, the AXA Premier VIP High Yield Portfolio made a meaningful contribution to performance within the fixed income portion of the portfolio.

What hurt performance during the year

•	During the relatively short period since inception, there were few meaningful detractors from Portfolio performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

TARGET 2035 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Equity 500 Index	39.9%
EQ/International ETF Portfolio	21.4
EQ/Small Company Index Portfolio	10.3
AXA Premier VIP Aggressive Equity Portfolio	8.2
EQ/Bond Index Portfolio	6.6
EQ/Van Kampen Emerging Markets Equity	6.0
AXA Premier VIP Large Cap Value Portfolio	3.3
AXA Premier VIP High Yield Portfolio	1.9
AXA Premier VIP Mid Cap Value Portfolio	1.4
AXA Premier VIP Mid Cap Growth Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on August 31, 2006, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 12/31/06	Expenses Paid During Period Ended 12/31/06*
Class A
Actual	$1,000.00	$1,094.50	$1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,094.50	2.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

†	Portfolio commenced operations on August 31, 2006.
*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% respectively, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example).

TARGET 2045 ALLOCATION PORTFOLIO

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/06

Since Inception*
Portfolio - A Shares	10.16%
Portfolio - B Shares	10.06
Target 2045 Allocation Index	9.78

*	Date of inception 8/31/06

Returns for periods less than one year are not annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 10.16% for the period August 31, 2006 through December 31, 2006. The Portfolio’s benchmark, the Target 2045 Allocation Index, returned 9.78% over the same period.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying fund allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying funds and monitoring the overall investment process and performance for the Portfolio.

*	The Portfolio commenced operations on August 31, 2006.

Portfolio Highlights

For the period August 31, 2006-December 31, 2006

As of December 31, 2006, the Portfolio was invested in 8 underlying EQ Advisors Trust and AXA Premier VIP Funds, all equity funds. The Portfolio’s fixed income allocation consisted of investment grade bonds (1.4%). The Portfolio’s equity allocation consisted of large cap growth stocks (21.9%), large cap value stocks (20.8%), international stocks (31.1%) and small and mid cap stocks (24.8%).

During the fall, stocks rallied, buoyed by solid earnings reports, by signs that economic growth was moderating and by growing investor belief that the Federal Reserve was finished raising interest rates.

International markets were up approximately 10% between the end of August and year end. Emerging markets once again outperformed the developed world with a return exceeding 20% for the same period.

Interest rates rose across the globe in 2006. In the U.S., the Federal Reserve Board raised the target federal funds rate five times during the year, bringing the target rate from 4.00% to 5.25%. However, the Federal Reserve held the rate steady at its meetings on August 8 and thereafter. The U.S. fixed income markets experienced some volatility in 2006 as short-term rates rose more than long-term yields. The broad-market Lehman Aggregate Bond Index gained 4.33% for the 12-month period. The yield curve was inverted for most of 2006.

What helped performance during the year

•

The Portfolio’s performance over the period was aided most by strong performance in the large cap and international underlying holdings, although all asset classes contributed positively to performance.

•	The active holdings which helped to generate excess returns in the equity portion of the Portfolio were the EQ/Van Kampen Emerging Markets Equity and the AXA Premier VIP Aggressive Equity Portfolios.

What hurt performance during the year

•	During the relatively short period since inception, there were few meaningful detractors from Portfolio performance.

Since this Portfolio invests directly in underlying Portfolios, all risks associated with the eligible underlying Portfolios apply to the Portfolio. Investing in the Target Allocation Portfolios will involve a higher overall cost than if you were to invest directly in their underlying funds.

TARGET 2045 ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies)

As of December 31, 2006

EQ/Equity 500 Index	43.9%
EQ/International ETF Portfolio	23.8
EQ/Small Company Index Portfolio	11.2
AXA Premier VIP Aggressive Equity Portfolio	8.1
EQ/Van Kampen Emerging Markets Equity	6.7
AXA Premier VIP Large Cap Value Portfolio	3.5
AXA Premier VIP Mid Cap Value Portfolio	1.6
AXA Premier VIP Mid Cap Growth Portfolio	1.2

UNDERSTANDING YOUR EXPENSES :

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Portfolio commenced operations on August 31, 2006, the ‘Hypothetical Expenses Paid During the Period’ reflect projected activity for the full six months for the purposes of comparability.

EXAMPLE

	Beginning Account Value†	Ending Account Value 12/31/06	Expenses Paid During Period Ended 12/31/06*
Class A
Actual	$1,000.00	$1,101.60	$1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,100.60	2.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

†	Portfolio commenced operations on August 31, 2006.
*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual days in the period for the actual example) and multiplied by 184/365 (to reflect the one-half year period for the hypothetical example).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	223,025	$6,419,021
AXA Premier VIP Core Bond Portfolio‡	5,229,692	53,362,516
AXA Premier VIP High Yield Portfolio‡	3,355,768	18,820,630
AXA Premier VIP International Equity Portfolio‡	582,332	9,075,504
AXA Premier VIP Large Cap Core Equity Portfolio‡	231,341	2,766,304
AXA Premier VIP Large Cap Value Portfolio‡	713,149	9,147,950
AXA Premier VIP Mid Cap Value Portfolio‡	476,667	4,779,004
EQ/AllianceBernstein Quality Bond Portfolio‡	895,242	8,951,693
EQ/AllianceBernstein Value Portfolio‡	1,226,093	20,091,406
EQ/Capital Guardian International Portfolio‡	192,657	2,675,404
EQ/Evergreen International Bond Portfolio‡	1,553,002	15,653,728
EQ/Long Term Bond Portfolio‡	2,903,742	38,510,641
EQ/Marsico Focus Portfolio‡	624,539	10,557,488
EQ/Mercury Basic Value Equity Portfolio‡	603,229	10,274,721
EQ/Mercury International Value Portfolio‡	160,571	2,676,844
EQ/Money Market Portfolio‡	21,191	21,192
EQ/Short Duration Bond Portfolio‡	13,073,086	130,476,014

Total Investments (99.8%) (Cost $339,745,128)		344,260,060
Other Assets Less Liabilities (0.2%)		717,368

Net Assets (100%)		$344,977,428

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$4,781,418	$3,700,218	$2,089,874	$6,419,021	$11,434	$385,188
AXA Premier VIP Core Bond Portfolio	36,300,838	37,423,959	20,991,188	53,362,516	1,998,975	(561,522)
AXA Premier VIP High Yield Portfolio	12,717,177	14,574,148	8,883,662	18,820,630	1,304,110	(101,770)
AXA Premier VIP International Equity Portfolio	—	10,883,852	2,445,962	9,075,504	59,278	252,072
AXA Premier VIP Large Cap Core Equity Portfolio	176,308	3,917,495	1,531,718	2,766,304	16,755	61,476
AXA Premier VIP Large Cap Value Portfolio	563,032	12,165,310	4,323,781	9,147,950	83,432	441,261
AXA Premier VIP Mid Cap Value Portfolio	20,694	6,498,351	1,659,088	4,779,004	8,803	375,969
EQ/AllianceBernstein Quality Bond Portfolio	12,538,958	12,201,397	16,080,881	8,951,693	369,660	(338,697)
EQ/AllianceBernstein Value Portfolio	25,849,582	11,956,072	19,130,036	20,091,406	344,412	2,382,616
EQ/Capital Guardian International Portfolio	—	3,318,282	736,865	2,675,404	34,848	108,607
EQ/Evergreen International Bond Portfolio	—	19,513,918	4,202,731	15,653,728	48,983	23,482
EQ/Long Term Bond Portfolio	26,761,725	27,990,032	16,705,391	38,510,641	1,582,375	(846,082)
EQ/Marsico Focus Portfolio	11,163,214	5,813,677	6,069,818	10,557,488	42,800	1,446,483
EQ/Mercury Basic Value Equity Portfolio	5,783,539	7,852,171	4,137,405	10,274,721	142,028	777,608
EQ/Mercury International Value Portfolio	—	3,318,550	728,081	2,676,844	48,111	104,396
EQ/Money Market Portfolio	20,245	948	—	21,192	948	—
EQ/Short Duration Bond Portfolio	79,559,357	97,839,103	46,430,690	130,476,014	4,787,822	504,739

	$216,236,087	$278,967,483	$156,147,171	$344,260,060	$10,884,774	$5,015,826

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$278,967,483
Net Proceeds of Sales and Redemptions:
Investment Companies	$157,804,225

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,235,833
Aggregate gross unrealized depreciation	(2,338,490)

Net unrealized appreciation	$1,897,343

Federal income tax cost of investments	$342,362,717

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	617,253	$17,765,587
AXA Premier VIP Core Bond Portfolio‡	9,487,983	96,813,095
AXA Premier VIP High Yield Portfolio‡	6,240,655	35,000,351
AXA Premier VIP International Equity Portfolio‡	3,227,523	50,300,154
AXA Premier VIP Large Cap Core Equity Portfolio‡	989,176	11,828,243
AXA Premier VIP Large Cap Value Portfolio‡	2,511,382	32,214,874
AXA Premier VIP Mid Cap Growth Portfolio‡	218,874	1,978,990
AXA Premier VIP Mid Cap Value Portfolio‡	1,060,165	10,629,093
EQ/AllianceBernstein Quality Bond Portfolio‡	2,280,356	22,801,702
EQ/AllianceBernstein Value Portfolio‡	4,848,129	79,443,996
EQ/Capital Guardian International Portfolio‡	1,010,789	14,036,731
EQ/Evergreen International Bond Portfolio‡	2,992,195	30,160,303
EQ/Franklin Small Cap Value Portfolio‡	4,903	53,203
EQ/Long Term Bond Portfolio‡	4,609,252	61,129,833
EQ/Marsico Focus Portfolio‡	3,001,802	50,743,765
EQ/Mercury Basic Value Equity Portfolio‡	2,601,653	44,313,642
EQ/Mercury International Value Portfolio‡	843,386	14,059,918
EQ/Money Market Portfolio‡	21,191	21,192
EQ/Short Duration Bond Portfolio‡	21,368,231	213,265,762
EQ/Small Cap Value Portfolio‡	1,015,497	13,910,464
EQ/Small Company Index Portfolio‡	1,055,797	13,736,732

Total Investment Companies (99.9%) (Cost $795,243,682)		814,207,630

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $25,880)	$25,880	25,880

Total Investments (99.9%) (Cost/Amortized Cost $795,269,562)		814,233,510
Other Assets Less Liabilities (0.1%)		511,000

Net Assets (100%)		$814,744,510

‡ Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investments in companies which were affiliates for the year ended December 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$9,849,595	$7,901,762	$824,601	$17,765,587	$31,318	$123,689
AXA Premier VIP Core Bond Portfolio	59,355,412	41,035,650	3,718,140	96,813,095	3,481,300	(108,935)
AXA Premier VIP High Yield Portfolio	25,056,425	16,053,493	6,952,984	35,000,351	2,404,780	(301,834)
AXA Premier VIP International Equity Portfolio	—	49,733,330	1,894,827	50,300,154	325,629	1,895,290
AXA Premier VIP Large Cap Core Equity Portfolio	6,399,674	9,936,060	5,324,667	11,828,243	71,105	366,224
AXA Premier VIP Large Cap Value Portfolio	10,643,524	23,413,796	4,693,090	32,214,874	291,546	1,182,664
AXA Premier VIP Mid Cap Growth Portfolio	21,712	2,181,094	78,049	1,978,990	—	182,197
AXA Premier VIP Mid Cap Value Portfolio	20,607	11,611,085	544,393	10,629,093	19,339	1,005,027
EQ/AllianceBernstein Quality Bond Portfolio	20,466,782	14,512,561	12,322,193	22,801,702	924,126	(288,760)
EQ/AllianceBernstein Value Portfolio	74,578,770	25,633,275	27,859,474	79,443,996	1,348,764	6,001,427
EQ/Capital Guardian International Portfolio	—	14,375,746	529,273	14,036,731	178,902	721,637
EQ/Evergreen International Bond Portfolio	—	30,655,246	1,089,878	30,160,303	93,190	43,234
EQ/Franklin Small Cap Value Portfolio	—	53,081	—	53,203	—	—
EQ/Long Term Bond Portfolio	43,624,260	29,094,931	11,298,748	61,129,833	2,483,201	(783,698)
EQ/Marsico Focus Portfolio	63,964,877	13,412,695	25,885,556	50,743,765	203,693	5,747,574
EQ/Mercury Basic Value Equity Portfolio	31,763,420	20,660,478	11,847,705	44,313,642	606,454	3,051,295
EQ/Mercury International Value Portfolio	—	14,381,884	521,352	14,059,918	247,772	666,826
EQ/Money Market Portfolio	20,245	948	—	21,192	948	—
EQ/Short Duration Bond Portfolio	130,637,987	91,017,954	8,103,297	213,265,762	7,739,107	105,976
EQ/Small Cap Value Portfolio	12,565,424	3,087,606	1,989,984	13,910,464	70,682	1,656,946
EQ/Small Company Index Portfolio	—	14,262,114	789,102	13,736,732	127,714	634,061

	$488,968,714	$433,014,789	$126,267,313	$814,207,630	$20,649,570	$21,900,840

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$433,014,789
Net Proceeds of Sales and Redemptions:
Investment Companies	$132,452,117

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,780,779
Aggregate gross unrealized depreciation	(5,398,814)

Net unrealized appreciation	$17,381,965

Federal income tax cost of investments	$796,851,545

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	10,436,294	$300,374,133
AXA Premier VIP Core Bond Portfolio‡	89,870,231	917,014,241
AXA Premier VIP High Yield Portfolio‡	68,946,185	386,680,704
AXA Premier VIP International Equity Portfolio‡	33,233,373	517,933,957
AXA Premier VIP Large Cap Core Equity Portfolio‡	14,827,028	177,296,749
AXA Premier VIP Large Cap Value Portfolio‡	22,806,662	292,553,572
AXA Premier VIP Mid Cap Growth Portfolio‡	17,058,733	154,239,777
AXA Premier VIP Mid Cap Value Portfolio‡	22,278,128	223,357,862
EQ/AllianceBernstein Large Cap Growth Portfolio*‡	9,539,462	74,637,582
EQ/AllianceBernstein Quality Bond Portfolio‡	105,082,876	1,050,743,242
EQ/AllianceBernstein Value Portfolio‡	27,811,298	455,730,614
EQ/Capital Guardian International Portfolio‡	13,175,532	182,967,416
EQ/Evergreen International Bond Portfolio‡	22,424,331	226,029,580
EQ/Franklin Small Cap Value Portfolio‡	9,504	103,123
EQ/Long Term Bond Portfolio‡	18,065,424	239,591,218
EQ/Marsico Focus Portfolio‡	27,406,933	463,298,726
EQ/Mercury Basic Value Equity Portfolio‡	47,656,886	811,733,864
EQ/Mercury International Value Portfolio‡	10,929,716	182,206,994
EQ/Money Market Portfolio‡	21,191	21,192
EQ/Short Duration Bond Portfolio‡	81,807,599	816,481,232
EQ/Small Cap Value Portfolio‡	15,548,270	212,983,113
EQ/Small Company Index Portfolio‡	4,813,017	62,621,034
EQ/Van Kampen Emerging Markets Equity Portfolio‡	13,790,680	223,855,451

Total Investment Companies (100.0%) (Cost $7,546,673,002)		7,972,455,376

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $3,201,183)	$3,201,183	3,201,183

Total Investments (100.1%) (Cost/Amortized Cost $7,549,874,185)		7,975,656,559
Other Assets Less Liabilities (-0.1%)		(4,369,685)

Net Assets (100%)		$7,971,286,874

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investments in companies which were affiliates for the year ended December 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$269,659,975	$27,366,927	$8,453,260	$300,374,133	$532,011	$3,860,590
AXA Premier VIP Core Bond Portfolio	692,147,765	239,830,241	14,142,463	917,014,241	35,104,778	(185,212)
AXA Premier VIP High Yield Portfolio	365,593,732	30,861,982	18,224,476	386,680,704	26,672,750	533,113
AXA Premier VIP International Equity Portfolio	—	478,063,725	2,760,046	517,933,957	3,365,458	19,769,663
AXA Premier VIP Large Cap Core Equity Portfolio	138,583,252	24,260,371	1,775,564	177,296,749	1,068,281	3,608,180
AXA Premier VIP Large Cap Value Portfolio	170,595,278	96,315,533	6,514,629	292,553,572	2,654,977	9,620,153
AXA Premier VIP Mid Cap Growth Portfolio	180,872,503	26,195,258	43,305,947	154,239,777	—	25,554,335
AXA Premier VIP Mid Cap Value Portfolio	254,866,599	34,923,171	67,641,974	223,357,862	410,107	31,072,642
EQ/AllianceBernstein Large Cap Growth Portfolio	262,138,198	—	137,144,719	74,637,582	—	38,955,281
EQ/AllianceBernstein Quality Bond Portfolio	1,067,585,762	94,595,287	110,540,696	1,050,743,242	43,091,582	(1,937,760)
EQ/AllianceBernstein Value Portfolio	590,013,219	97,339,977	278,176,444	455,730,614	7,763,265	37,871,859
EQ/Capital Guardian International Portfolio	—	175,186,703	980,789	182,967,416	2,248,360	9,436,085
EQ/Evergreen International Bond Portfolio	—	220,274,990	1,316,818	226,029,580	701,425	427,107
EQ/Franklin Small Cap Value Portfolio	—	103,117	—	103,123	—	—
EQ/Long Term Bond Portfolio	240,063,032	49,034,669	46,840,923	239,591,218	9,763,746	(3,694,812)
EQ/Marsico Focus Portfolio	494,430,130	48,378,375	81,445,640	463,298,726	1,864,690	38,188,616
EQ/Mercury Basic Value Equity Portfolio	911,499,882	132,093,453	268,140,886	811,733,864	11,146,619	104,648,735
EQ/Mercury International Value Portfolio	—	175,375,252	968,328	182,206,994	3,120,255	8,765,200
EQ/Money Market Portfolio	20,245	948	—	21,192	948	—
EQ/Short Duration Bond Portfolio	712,102,163	172,295,812	70,285,041	816,481,232	29,744,540	148,028
EQ/Small Cap Value Portfolio	221,743,882	28,191,169	35,815,222	212,983,113	1,083,275	32,718,940
EQ/Small Company Index Portfolio	—	63,872,927	2,328,677	62,621,034	575,313	2,851,919
EQ/Van Kampen Emerging Markets Equity Portfolio	—	195,452,833	1,133,875	223,855,451	1,252,084	15,515,242

	$6,571,915,617	$2,410,012,720	$1,197,936,417	$7,972,455,376	$182,164,464	$377,727,904

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,410,012,720
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,365,336,189

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,213,873
Aggregate gross unrealized depreciation	(50,495,886)

Net unrealized appreciation	$423,717,987

Federal income tax cost of investments	$7,551,938,572

The Portfolio has a net capital loss carryforward of $55,165,305, of which $196,495 expires in the year 2008, and $54,968,810 expires in the year 2009.

The Portfolio utilized net capital loss carryforward of $154,825,135 during 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	13,158,883	$378,734,859
AXA Premier VIP Core Bond Portfolio‡	65,293,529	666,239,477
AXA Premier VIP International Equity Portfolio‡	36,405,442	567,369,872
AXA Premier VIP Large Cap Core Equity Portfolio‡	23,324,368	278,905,160
AXA Premier VIP Large Cap Value Portfolio‡	32,518,807	417,136,578
AXA Premier VIP Mid Cap Growth Portfolio‡	4,460,688	40,332,155
AXA Premier VIP Mid Cap Value Portfolio‡	9,491,327	95,158,914
EQ/AllianceBernstein Large Cap Growth Portfolio*‡	2,574,670	20,144,444
EQ/AllianceBernstein Quality Bond Portfolio‡	23,561,608	235,596,909
EQ/AllianceBernstein Value Portfolio‡	37,348,523	612,012,618
EQ/Capital Guardian International Portfolio‡	14,119,774	196,080,028
EQ/Franklin Small Cap Value Portfolio‡	29,997	325,480
EQ/Long Term Bond Portfolio‡	20,153,947	267,290,086
EQ/Marsico Focus Portfolio‡	35,541,501	600,809,019
EQ/Mercury Basic Value Equity Portfolio‡	44,516,870	758,250,361
EQ/Mercury International Value Portfolio‡	18,715,837	312,007,787
EQ/Short Duration Bond Portfolio‡	56,233,481	561,238,591
EQ/Small Cap Value Portfolio‡	16,850,606	230,822,766
EQ/Small Company Index Portfolio‡	14,117,576	183,680,450
EQ/Van Kampen Emerging Markets Equity Portfolio‡	16,870,773	273,852,666

Total Investment Companies (99.8%) (Cost $6,270,144,913)		6,695,988,220

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $19,674,683)	$19,674,683	19,674,683

Total Investments (100.1%) (Cost/Amortized Cost $6,289,819,596)		6,715,662,903
Other Assets Less Liabilities (-0.1%)		(7,585,174)

Net Assets (100%)		$6,708,077,729

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investments in companies which were affiliates for the year ended December 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$163,710,870	$195,089,194	$—	$378,734,859	$656,914	$—
AXA Premier VIP Core Bond Portfolio	311,680,663	353,762,751	—	666,239,477	21,057,848	—
AXA Premier VIP International Equity Portfolio	281,818,054	241,915,450	17,808,858	567,369,872	3,634,163	27,527,859
AXA Premier VIP Large Cap Core Equity Portfolio	102,344,861	162,520,505	6,282,153	278,905,160	1,649,243	5,407,248
AXA Premier VIP Large Cap Value Portfolio	82,253,937	302,947,821	—	417,136,578	3,708,590	12,811,998
AXA Premier VIP Mid Cap Growth Portfolio	24,298,144	21,411,610	4,623,714	40,332,155	—	4,092,598
AXA Premier VIP Mid Cap Value Portfolio	45,464,396	59,397,861	10,735,245	95,158,914	171,058	8,168,806
EQ/AllianceBernstein Large Cap Growth Portfolio	20,201,516	—	—	20,144,444	—	—
EQ/AllianceBernstein Quality Bond Portfolio	106,513,671	130,545,887	—	235,596,909	9,447,847	—
EQ/AllianceBernstein Value Portfolio	379,103,750	180,518,007	—	612,012,618	10,227,278	32,113,404
EQ/Capital Guardian International Portfolio	103,001,830	92,762,447	9,531,879	196,080,028	2,427,274	13,822,281
EQ/Franklin Small Cap Value Portfolio	—	325,889	—	325,480	—	—
EQ/Long Term Bond Portfolio	122,815,808	147,668,920	—	267,290,086	10,677,495	—
EQ/Marsico Focus Portfolio	279,970,805	295,371,768	5,911,949	600,809,019	2,366,433	12,933,163
EQ/Mercury Basic Value Equity Portfolio	280,468,409	424,905,175	—	758,250,361	10,214,896	38,230,673
EQ/Mercury International Value Portfolio	157,375,947	178,353,604	48,440,121	312,007,787	5,388,597	23,499,970
EQ/Short Duration Bond Portfolio	231,377,374	332,497,153	—	561,238,591	19,993,834	—
EQ/Small Cap Value Portfolio	180,318,451	71,005,297	22,680,329	230,822,766	1,149,385	26,615,602
EQ/Small Company Index Portfolio	—	180,377,215	38,600	183,680,450	1,662,622	8,020,902
EQ/Van Kampen Emerging Markets Equity Portfolio	116,638,590	132,328,595	11,629,686	273,852,666	1,508,303	23,508,679

	$2,989,357,076	$3,503,705,149	$137,682,534	$6,695,988,220	$105,941,780	$236,753,183

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,503,705,149
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$162,740,000

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,881,848
Aggregate gross unrealized depreciation	(30,274,245)

Net unrealized appreciation	$425,607,603

Federal income tax cost of investments	$6,290,055,300

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	4,258,248	$122,559,548
AXA Premier VIP Core Bond Portfolio‡	7,088,428	72,328,612
AXA Premier VIP International Equity Portfolio‡	10,474,349	163,240,163
AXA Premier VIP Large Cap Core Equity Portfolio‡	6,840,806	81,800,121
AXA Premier VIP Large Cap Value Portfolio‡	10,113,471	129,731,044
AXA Premier VIP Mid Cap Growth Portfolio‡	857,989	7,757,669
AXA Premier VIP Mid Cap Value Portfolio‡	2,042,263	20,475,485
EQ/AllianceBernstein Large Cap Growth Portfolio*‡	1,018,963	7,972,453
EQ/AllianceBernstein Quality Bond Portfolio‡	2,442,295	24,420,960
EQ/AllianceBernstein Value Portfolio‡	12,136,637	198,877,346
EQ/Capital Guardian International Portfolio‡	2,371,060	32,926,695
EQ/Franklin Small Cap Value Portfolio‡	9,502	103,100
EQ/Marsico Focus Portfolio‡	12,056,419	203,806,964
EQ/Mercury Basic Value Equity Portfolio‡	12,368,194	210,665,931
EQ/Mercury International Value Portfolio‡	8,193,365	136,589,869
EQ/Small Cap Value Portfolio‡	6,231,177	85,355,835
EQ/Small Company Index Portfolio‡	5,441,047	70,792,182
EQ/Van Kampen Emerging Markets Equity Portfolio‡	4,657,990	75,610,222

Total Investment Companies (99.9%) (Cost $1,520,538,572)		1,645,014,199

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $4,105,221)	$4,105,221	4,105,221

Total Investments (100.2%) (Cost/Amortized Cost $1,524,643,793)		1,649,119,420
Other Assets Less Liabilities (-0.2%)		(2,576,588)

Net Assets (100%)		$1,646,542,832

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investments in companies which were affiliates for the year ended December 31, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain/ (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$31,702,878	$84,170,518	$934,213	$122,559,548	$213,125	$86,755
AXA Premier VIP Core Bond Portfolio	26,495,192	46,512,816	860,952	72,328,612	2,046,239	(28,873)
AXA Premier VIP International Equity Portfolio	71,968,100	88,346,806	11,572,535	163,240,163	1,042,029	9,758,835
AXA Premier VIP Large Cap Core Equity Portfolio	16,411,792	61,545,187	1,507,067	81,800,121	483,845	1,517,374
AXA Premier VIP Large Cap Value Portfolio	25,046,979	97,983,425	2,688,586	129,731,044	1,156,048	4,033,290
AXA Premier VIP Mid Cap Growth Portfolio	22,443	8,117,386	84,466	7,757,669	—	679,347
AXA Premier VIP Mid Cap Value Portfolio	21,439	21,284,730	186,325	20,475,485	35,865	1,715,032
EQ/AllianceBernstein Large Cap Growth Portfolio	7,995,040	—	—	7,972,453	—	—
EQ/AllianceBernstein Quality Bond Portfolio	8,122,977	16,788,458	291,318	24,420,960	973,929	(13,959)
EQ/AllianceBernstein Value Portfolio	119,659,279	63,643,571	516,103	198,877,346	3,317,445	10,418,575
EQ/Capital Guardian International Portfolio	15,738,922	19,309,755	3,018,487	32,926,695	402,309	2,827,795
EQ/Franklin Small Cap Value Portfolio	—	102,974	—	103,100	—	—
EQ/Marsico Focus Portfolio	95,440,789	99,090,499	1,428,150	203,806,964	803,129	4,094,145
EQ/Mercury Basic Value Equity Portfolio	46,235,206	155,253,528	2,379,394	210,665,931	2,833,836	10,512,819
EQ/Mercury International Value Portfolio	66,470,574	76,417,105	15,377,776	136,589,869	2,336,429	10,311,585
EQ/Small Cap Value Portfolio	65,688,360	24,564,528	5,820,761	85,355,835	428,014	9,617,969
EQ/Small Company Index Portfolio	—	70,205,315	691,423	70,792,182	645,455	3,094,876
EQ/Van Kampen Emerging Markets Equity Portfolio	33,171,417	43,058,401	8,496,622	75,610,222	414,734	8,036,560

	$630,191,387	$976,395,002	$55,854,178	$1,645,014,199	$17,132,431	$76,662,125

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$976,395,002
Net Proceeds of Sales and Redemptions:
Investment Companies	$67,757,118

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,736,298
Aggregate gross unrealized depreciation	(2,506,894)

Net unrealized appreciation	$124,229,404

Federal income tax cost of investments	$1,524,890,016

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.8%)
Automobiles (1.3%)
Toyota Motor Corp. (ADR)	243,883	$32,755,926

Distributors (0.0%)
Li & Fung Ltd.	262,000	815,250

Diversified Consumer Services (1.1%)
Apollo Group, Inc., Class A*	415,687	16,199,322
DeVry, Inc.^	133,920	3,749,760
ITT Educational Services, Inc.*	80,270	5,327,520
New Oriental Education & Technology Group (ADR)*^	75,790	2,541,997
Strayer Education, Inc.^	14,490	1,536,664

		29,355,263

Hotels, Restaurants & Leisure (5.9%)
Carnival Corp.	34,050	1,670,153
Chipotle Mexican Grill, Inc., Class A*^	146,700	8,361,900
Chipotle Mexican Grill, Inc., Class B*	41,660	2,166,320
Four Seasons Hotels, Inc.^	279,272	22,897,511
International Game Technology	223,080	10,306,296
Las Vegas Sands Corp.*	310,114	27,749,001
MGM MIRAGE*	388,634	22,288,160
Panera Bread Co., Class A*^	112,550	6,292,670
Penn National Gaming, Inc.*	57,900	2,409,798
Scientific Games Corp., Class A*^	22,400	677,152
Starbucks Corp.*	414,719	14,689,347
Station Casinos, Inc.^	37,650	3,074,875
Texas Roadhouse, Inc., Class A*^	114,440	1,517,474
Wynn Resorts Ltd.^	304,215	28,550,578

		152,651,235

Household Durables (0.8%)
Harman International Industries, Inc.	86,410	8,633,223
Lennar Corp., Class A	229,046	12,015,753

		20,648,976

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*^	1,109,700	43,788,762
Audible, Inc.*^	954,120	7,566,172
Coldwater Creek, Inc.*^	268,850	6,592,202
Expedia, Inc.*^	760,400	15,953,192
IAC/InterActiveCorp*^	699,000	25,974,840
Submarino S.A. (GDR)§(b)	13,140	861,516
VistaPrint Ltd.*^	19,200	635,712

		101,372,396

Media (3.3%)
Comcast Corp., Class A*	644,960	27,301,157
Grupo Televisa S.A. (ADR)^	138,120	3,730,621
News Corp., Class A	677,780	14,558,714
Playboy Enterprises, Inc., Class B*^	118,050	1,352,853
XM Satellite Radio Holdings, Inc., Class A*^	2,721,539	39,326,239

		86,269,584

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	147,230	4,318,256
Target Corp.	196,319	11,199,999

		15,518,255

Specialty Retail (2.7%)
Best Buy Co., Inc.	74,580	3,668,590
CarMax, Inc.*	31,550	1,692,026
Dick’s Sporting Goods, Inc.*	31,530	1,544,655
GameStop Corp., Class A*^	61,010	3,362,261
Home Depot, Inc.	475,400	19,092,064
Lowe’s Cos., Inc.	916,988	28,564,176
Staples, Inc.	198,870	5,309,829
Urban Outfitters, Inc.*^	93,920	2,162,978
Williams-Sonoma, Inc.	107,950	3,393,948

		68,790,527

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.*	123,700	5,314,152
NIKE, Inc., Class B	206,760	20,475,443
Under Armour, Inc., Class A*^	105,680	5,331,556

		31,121,151

Total Consumer Discretionary		539,298,563

Consumer Staples (2.7%)
Beverages (1.0%)
PepsiCo, Inc.	394,946	24,703,872

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.	66,880	3,535,946

Food Products (0.3%)
Nestle S.A. (Registered)	22,834	8,099,551

Household Products (1.0%)
Procter & Gamble Co.	412,808	26,531,170

Personal Products (0.1%)
Bare Escentuals, Inc.*	70,400	2,187,328

Tobacco (0.2%)
Altria Group, Inc.	59,680	5,121,737

Total Consumer Staples		70,179,604

Energy (2.3%)
Energy Equipment & Services (1.9%)
Cameron International Corp.*	36,800	1,952,240
GlobalSantaFe Corp.	218,350	12,834,613
National Oilwell Varco, Inc.*	81,240	4,970,263
Noble Corp.	88,660	6,751,459
Schlumberger Ltd.	366,216	23,130,203

		49,638,778

Oil, Gas & Consumable Fuels (0.4%)
Cameco Corp.	8,400	339,780
Consol Energy, Inc.	98,720	3,171,874
Hess Corp.	47,790	2,368,950
XTO Energy, Inc.	68,330	3,214,926

		9,095,530

Total Energy		58,734,308

Financials (14.9%)
Capital Markets (5.9%)
Affiliated Managers Group, Inc.*^	17,470	1,836,621
Bank of New York Co., Inc.	137,410	5,409,832
Charles Schwab Corp.	370,920	7,173,593
EFG International (Registered)*	59,620	2,244,236
Evercore Partners, Inc., Class A*^	17,800	655,930
Goldman Sachs Group, Inc.	280,903	55,998,013
Greenhill & Co., Inc.^	25,110	1,853,118
Lazard Ltd., Class A	65,390	3,095,563
Lehman Brothers Holdings, Inc.	266,857	20,846,869
MarketAxess Holdings, Inc.*^	544,970	7,395,243
State Street Corp.	100,260	6,761,534
TD Ameritrade Holding Corp.	705,022	11,407,256
UBS AG (Registered)	453,725	27,373,229

		152,051,037

Commercial Banks (1.5%)
Industrial & Commercial Bank of China Ltd., Class H*	37,128,000	23,058,053
Wells Fargo & Co.	486,958	17,316,226

		40,374,279

Consumer Finance (0.4%)
American Express Co.	148,480	9,008,281

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
SLM Corp.	13,610	$663,760

		9,672,041

Diversified Financial Services (4.1%)
Chicago Mercantile Exchange Holdings, Inc., Class A.	39,730	20,252,368
Citigroup, Inc.	785,872	43,773,070
Deutsche Boerse AG	10,340	1,900,970
IntercontinentalExchange, Inc.*	12,800	1,381,120
International Securities Exchange Holdings, Inc.	265,538	12,424,523
Moody’s Corp.	19,820	1,368,769
Nasdaq Stock Market, Inc.*	535,687	16,493,803
NYSE Group, Inc.*^	80,430	7,817,796

		105,412,419

Insurance (1.2%)
American International Group, Inc.	438,100	31,394,246

Real Estate Investment Trusts (REITs) (0.3%)
ProLogis (REIT)	151,115	9,183,259

Real Estate Management & Development (0.2%)
Move, Inc.*	1,167,640	6,433,696

Thrifts & Mortgage Finance (1.3%)
Countrywide Financial Corp.	783,000	33,238,350

Total Financials		387,759,327

Health Care (13.9%)
Biotechnology (5.4%)
Actelion Ltd. (Registered)*	17,010	3,734,480
Alnylam Pharmaceuticals, Inc.*^	468,490	10,025,686
Amgen, Inc.*	95,540	6,526,337
Applera Corp.- Celera Group*	727,586	10,178,928
Celgene Corp.*	85,930	4,943,553
Cepheid, Inc.*^	2,145,411	18,235,994
Combinatorx, Inc.*^	635,115	5,500,096
deCODE genetics, Inc.*^	1,312,799	5,946,980
Genentech, Inc.*	435,033	35,294,227
Genzyme Corp.*	282,197	17,377,691
Gilead Sciences, Inc.*	39,520	2,566,034
Memory Pharmaceuticals Corp.*^	1,336,100	3,260,084
Senomyx, Inc.*^.	533,500	6,930,165
Vertex Pharmaceuticals, Inc.*^	220,900	8,266,078

		138,786,333

Health Care Equipment & Supplies (2.6%)
Advanced Medical Optics, Inc.*^	234,820	8,265,664
Boston Scientific Corp.*	700,200	12,029,436
Cooper Cos., Inc.^	20,600	916,700
Cytyc Corp.*^	344,910	9,760,953
Given Imaging Ltd.*^	885,948	17,143,094
Medtronic, Inc.	94,290	5,045,458
ResMed, Inc.*^	69,910	3,440,970
St. Jude Medical, Inc.*	229,590	8,393,810
Thoratec Corp.*^.	104,220	1,832,188

		66,828,273

Health Care Providers & Services (3.1%)
Aetna, Inc.	666,300	28,770,834
UnitedHealth Group, Inc.	971,186	52,181,824

		80,952,658

Life Sciences Tools & Services (1.2%)
Affymetrix, Inc.*^	615,255	14,187,780
Compugen Ltd.*^	1,378,450	3,570,185
Illumina, Inc.*	79,350	3,119,249
Luminex Corp.*^	194,700	2,472,690
Millipore Corp.*	127,630	8,500,158

		31,850,062

Pharmaceuticals (1.6%)
Alexza Pharmaceuticals, Inc.*	897,990	10,228,106
Allergan, Inc.	70,710	8,466,816
GlaxoSmithKline plc	294,600	7,749,187
Johnson & Johnson	68,770	4,540,195
Roche Holding AG	57,590	10,308,360

		41,292,664

Total Health Care		359,709,990

Industrials (8.2%)
Aerospace & Defense (2.1%)
General Dynamics Corp.	133,514	9,926,766
Lockheed Martin Corp.	301,669	27,774,665
Precision Castparts Corp.	67,560	5,288,597
United Technologies Corp.	175,131	10,949,190

		53,939,218

Air Freight & Logistics (1.4%)
FedEx Corp.	321,893	34,964,018
UTi Worldwide, Inc.	95,740	2,862,626

		37,826,644

Airlines (0.1%)
Continental Airlines, Inc., Class B*	37,250	1,536,562

Commercial Services & Supplies (0.7%)
Corporate Executive Board Co.	57,190	5,015,563
Monster Worldwide, Inc.*	300,420	14,011,589

		19,027,152

Electrical Equipment (0.7%)
Energy Conversion Devices, Inc.*^	180,333	6,127,715
Rockwell Automation, Inc.	185,470	11,328,508

		17,456,223

Industrial Conglomerates (1.2%)
General Electric Co.	825,700	30,724,297

Machinery (0.7%)
Caterpillar, Inc.	205,900	12,627,847
Deere & Co.	60,530	5,754,587

		18,382,434

Road & Rail (1.3%)
Burlington Northern Santa Fe Corp.	268,477	19,816,287
Union Pacific Corp.	155,637	14,321,717

		34,138,004

Total Industrials		213,030,534

Information Technology (30.9%)
Communications Equipment (7.5%)
Cisco Systems, Inc.*	2,030,653	55,497,746
JDS Uniphase Corp.*	1,349,327	22,479,788
Juniper Networks, Inc.*	1,714,147	32,465,944
Nice Systems Ltd. (ADR)*^	227,720	7,009,222
Nokia Oyj (ADR)	1,681,200	34,161,984
QUALCOMM, Inc.	1,107,240	41,842,600
Research In Motion Ltd.*	12,810	1,636,862

		195,094,146

Computers & Peripherals (2.6%)
Apple Computer, Inc.*	175,920	14,925,053
Dell, Inc.*	1,158,700	29,071,783
EMC Corp.*	207,320	2,736,624
Hewlett-Packard Co.	54,100	2,228,379
Network Appliance, Inc.*	86,460	3,396,149
SanDisk Corp.*	180,990	7,787,999
Sun Microsystems, Inc.*	1,404,100	7,610,222

		67,756,209

Electronic Equipment & Instruments (0.5%)
Itron, Inc.*^	162,100	8,403,264
Trimble Navigation Ltd.*	65,050	3,299,987

		11,703,251

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Internet Software & Services (5.5%)
Baidu.com (ADR)*^	40,510	$4,566,287
CNET Networks, Inc.*^	194,410	1,767,187
eBay, Inc.*	1,216,000	36,565,120
Equinix, Inc.*^	53,620	4,054,744
Google, Inc., Class A*	103,630	47,719,543
Netease.com (ADR)*^	37,200	695,268
Tencent Holdings Ltd	857,000	3,052,351
Yahoo!, Inc.*	1,777,050	45,385,857

		143,806,357

IT Services (1.8%)
Accenture Ltd., Class A	435,900	16,097,787
CheckFree Corp.*^	123,350	4,953,736
Cognizant Technology Solutions Corp., Class A*	79,770	6,155,053
First Data Corp.	329,710	8,414,199
Global Payments, Inc.	62,550	2,896,065
Western Union Co.	361,120	8,096,311

		46,613,151

Semiconductors & Semiconductor Equipment (7.0%)
Advanced Micro Devices, Inc.*	1,245,826	25,352,559
Applied Materials, Inc.	417,430	7,701,583
ARM Holdings plc	470,400	1,157,709
ASML Holding N.V. (N.Y. Shares)*	55,240	1,360,561
Broadcom Corp., Class A*	661,352	21,368,283
FormFactor, Inc.*	16,820	626,545
Intel Corp.	441,740	8,945,235
International Rectifier Corp.*	191,000	7,359,230
Intersil Corp., Class A	141,590	3,386,833
KLA-Tencor Corp.	500,353	24,892,562
Lam Research Corp.*	301,165	15,244,972
Marvell Technology Group Ltd.*	601,660	11,545,855
Netlogic Microsystems, Inc.*^	662,437	14,368,259
Samsung Electronics Co., Ltd. (GDR)	380	123,804
Samsung Electronics Co., Ltd. (GDR)(m)	12,173	4,004,917
Silicon Laboratories, Inc.*	535,683	18,561,416
Texas Instruments, Inc.	507,600	14,618,880

		180,619,203

Software (6.0%)
Activision, Inc.*	65,690	1,132,496
Adobe Systems, Inc.*	380,520	15,646,982
Amdocs Ltd.*	226,490	8,776,488
Electronic Arts, Inc.*	668,280	33,654,581
McAfee, Inc.*	155,840	4,422,739
NAVTEQ Corp.*	395,020	13,813,849
Nintendo Co., Ltd	10,100	2,619,193
Opsware, Inc.*^	716,310	6,317,854
Red Hat, Inc.*^	1,148,920	26,425,160
Salesforce.com, Inc.*^	281,780	10,270,881
Shanda Interactive Entertainment Ltd. (ADR)*^	1,039,346	22,522,628
Synopsys, Inc.*	75,390	2,015,175
THQ, Inc.*^	66,410	2,159,653
TIBCO Software, Inc.*	442,430	4,176,539
UBISOFT Entertainment*	52,340	1,764,795

		155,719,013

Total Information Technology		801,311,330

Materials (1.3%)
Chemicals (1.3%)
Monsanto Co	619,243	32,528,835
Symyx Technologies, Inc.*^	114,800	2,478,532

		35,007,367

Total Materials		35,007,367

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.7%)
Global Crossing Ltd.*^	78,220	1,920,301
Level 3 Communications, Inc.*^	4,770,626	26,715,505
NeuStar, Inc., Class A*	477,556	15,491,917

		44,127,723

Wireless Telecommunication Services (0.8%)
America Movil S.A. de C.V. (ADR)	183,080	8,278,878
American Tower Corp., Class A*	279,622	10,424,308
Rogers Communications, Inc., Class B	80,880	2,411,735

		21,114,921

Total Telecommunication Services		65,242,644

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	9,234	66,854

Total Utilities		66,854

Total Common Stocks (97.5%) (Cost $2,279,372,406)		2,530,340,521

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring 10/14/09*† (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (2.0%)
Federal Home Loan Bank
4.95%, 1/2/07 (o)(p)	$31,568,000	31,559,319
Federal Home Loan Bank
4.80%, 1/2/07 (o)(p)	19,100,000	19,094,906

Total Government Securities		50,654,225

Short-Term Investments of Cash Collateral for Securities Loaned (12.5%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	1,347,208	1,347,208
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	5,948,864	5,948,864
Barton Capital Corp.
5.32%, 1/11/07	5,524,498	5,524,498
Bavaria TRR Corp.
5.39%, 1/25/07	5,998,714	5,998,714
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	24,478,185	24,478,185
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	23,987,448	23,987,448
Charta LLC
5.31%, 1/5/07	21,090,769	21,090,769
5.32%, 1/16/07	3,579,418	3,579,418
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	5,302,509	5,302,509
Series C
5.37%, 1/18/07	5,997,918	5,997,918
5.39%, 1/18/07	8,396,941	8,396,941
Corp. Andina de Fomento
5.36%, 2/20/07	9,503,925	9,503,925

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Deutsche Bank AG/London
5.34%, 1/31/07	$4,820,543	$4,820,543
DZ Bank AG/Grand Cayman
5.43%, 1/3/07	18,077,035	18,077,035
DZ Bank AG/New York
5.31%, 1/11/07	3,615,407	3,615,407
Ebbets Funding LLC
5.34%, 1/12/07	23,019,040	23,019,040
Fenway Funding LLC
5.40%, 1/2/07	7,900,947	7,900,947
5.37%, 1/10/07	1,668,525	1,668,525
5.36%, 2/15/07	11,941,147	11,941,147
Fifth Third Bancorp
5.35%, 1/29/08 (l)	723,075	723,075
Galleon Capital Corp.
5.33%, 2/15/07	11,941,770	11,941,770
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	2,651,299	2,651,299
5.43%, 1/29/08 (l)	4,820,543	4,820,543
Gotham Funding Corp.
5.36%, 1/16/07	16,258,220	16,258,220
Hartford Life, Inc.
5.48%, 12/28/07 (l)	1,928,217	1,928,217
HBOS Treasury Services plc
5.31%, 1/29/07	5,518,927	5,518,927
KBC Financial Products/London
5.34%, 2/1/07	12,194,768	12,194,768
Kommunalkredit International Bank
5.37%, 2/5/07	3,566,971	3,566,971
Lafayette Asset Securitization LLC
5.35%, 2/9/07	5,944,372	5,944,372
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	843,595	843,595
Liberty Street Funding Co.
5.36%, 1/12/07	8,215,005	8,215,005
5.35%, 1/16/07	14,393,241	14,393,241
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	12,051,357	12,051,357
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	1,205,136	1,205,136
5.37%, 1/28/08 (l)	7,230,814	7,230,814
New York Life Insurance Co.
5.43%, 3/29/07 (l)	6,025,678	6,025,678
Norinchukin Bank N.Y.
5.35%, 2/28/07	12,051,357	12,051,357
Washington Mutual Bank FA
5.35%, 3/19/07	3,616,820	3,616,820

Total Short-Term Investments of Cash Collateral for Securities Loaned		323,380,206

Time Deposit (0.6%)
JPMorgan Chase Nassau
4.75%, 1/2/07	16,817,458	16,817,458

Total Short-Term Investments (15.1%) (Cost/Amortized Cost $390,858,777)		390,851,889

Total Investments (112.6%) (Cost/Amortized Cost $2,670,231,183)		2,921,192,410
Other Assets Less Liabilities (-12.6%)		(326,646,628)

Net Assets (100%)		$2,594,545,782

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $861,516 or 0.03% of net assets. Securities denoted with “§” but without “(b) ”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2006.
(p)	Yield to maturity.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR   —  American Depositary Receipt

GDR  —  Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,143,875,078
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,109,953,399

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,048,196
Aggregate gross unrealized depreciation	(116,074,181)

Net unrealized appreciation	$210,974,015

Federal income tax cost of investments	$2,710,218,395

At December 31, 2006, the Portfolio had loaned securities with a total value of $313,830,155. This was secured by collateral of $323,380,206 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $66,238 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $566,593,973, of which $499,390,632 expires in the year 2010, and $67,203,341 expires in the year 2011.

The portfolio utilized net capital loss carryforward of $198,532,709 during 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (22.5%)
Asset-Backed Securities (9.6%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.430%, 2/25/36 (l)	$3,796,783	$3,797,563
Series 06-HE3 A2A
5.400%, 6/25/36 (l)	6,707,104	6,707,610
Aegis Asset Backed Securities Trust,
Series 06-1 A1
5.400%, 1/25/37 (l)	9,251,562	9,250,911
Ameriquest Mortgage Securities, Inc.,
Series 04-R11 A1
5.652%, 11/25/34 (l)	6,276,127	6,293,163
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.620%, 6/25/32 (l)	53,993	53,994
Series 02-BC4 A
5.640%, 7/25/32 (l)	8,882	8,905
Asset Backed Funding Certificates,
Series 06-OPT3 A3A
5.380%, 11/25/36 (l)	8,025,556	8,028,686
Bank of America Credit Card Trust,
Series 06-A16 A16
4.720%, 5/15/13	13,475,000	13,321,304
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1
5.680%, 10/25/32 (l)	24,724	24,768
Series 03-2 A2
5.800%, 3/25/43 (l)	123,883	124,120
Series 06-HE1 1A1
5.440%, 12/25/35 (l)	4,241,688	4,242,544
Capital Auto Receivables Asset Trust,
Series 04-2 A2
3.350%, 2/15/08	3,731,918	3,719,842
Carrington Mortgage Loan Trust,
Series 06-RFC1 A1
5.390%, 5/25/36 (l)	5,389,357	5,389,740
Cendant Mortgage Corp.,
Series 03-A A1
5.984%, 7/25/43 §(l)	185,482	185,164
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,931,529
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	8,320,810	8,236,891
Series 06-A A2
5.370%, 1/15/09	8,000,000	8,002,076
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,399,353
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,643,474
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,103,890
Series 06-A2 A2
4.850%, 2/10/11	7,725,000	7,684,524
Countrywide Asset-Backed Certificates,
Series 06-6 2A1
5.420%, 9/25/36 (l)	4,277,222	4,277,479
Series 06-19 2A1
5.380%, 3/25/37 (l)	10,525,829	10,525,163
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.660%, 1/25/32 (l)	40,884	40,895
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	8,000,000	8,016,234
Series 06-D A4
4.940%, 2/8/12	9,900,000	9,846,871
Discover Card Master Trust I,
Series 00-4 A
5.560%, 11/17/09 (l)	9,825,000	9,833,723
Fieldstone Mortgage Investment Corp.,
Series 06-1 A1
5.430%, 5/25/36 (l)	5,627,758	5,628,473
First Franklin Mortgage Loan
Asset Backed Certificates,
Series 05-FF8 A2A
5.460%, 9/25/35 (l)	3,375,726	3,376,203
Series 06-FF4 A1
5.420%, 3/25/36 (l)	5,113,315	5,114,489
Ford Credit Auto Owner Trust,
Series 04-A A3
2.930%, 3/15/08	3,422,874	3,409,365
Series 05-B A3
4.170%, 1/15/09	4,991,951	4,964,919
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,458,757
Series 06-B A3
5.260%, 10/15/10	12,250,000	12,258,424
GSAA Home Equity Trust,
Series 06-5 2A1
5.420%, 3/25/36 (l)	5,775,105	5,768,140
GSAMP Trust,
Series 02-NC1 A2
5.670%, 7/25/32 (l)	4,114	4,171
Home Equity Asset Trust,
Series 02-1 A4
5.650%, 11/25/32 (l)	1,540	1,540
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,345,443
JPMorgan Mortgage Acquisition Corp.,
Series 06-FRE2 A2
5.420%, 2/25/36 (l)	1,599,210	1,599,166
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,177,754
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,933,896
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,914,361
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	10,225,000	10,211,237
Renaissance Home Equity Loan Trust,
Series 03-2A
5.790%, 8/25/33 (l)	61,567	61,717
Series 03-3 A
5.850%, 12/25/33 (l)	323,183	325,648
Residential Asset Mortgage Products, Inc.,
Series 05-EFC4 A1
5.460%, 9/25/35 (l)	2,549,155	2,549,606
Series 05-RZ4 A1
5.470%, 11/25/35 (l)	4,871,909	4,872,755
Series 06-RS2 A1
5.430%, 3/25/36 (l)	4,114,807	4,115,620
Salomon Brothers Mortgage Securities VII, Inc.,
Series 02-CIT1 A
5.650%, 3/25/32 (l)	119,604	119,785

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust,
Series 02-1 AV2
5.620%, 1/25/32 (l)	$30,074	$30,082
SLM Student Loan Trust,
Series 06-8 A1
5.392%, 4/25/12 (l)	10,350,000	10,348,385
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.420%, 3/25/36 (l)	2,456,033	2,456,389
Structured Asset Investment Loan Trust,
Series 06-1 A1
5.430%, 1/25/36 (l)	4,752,929	4,753,693
Structured Asset Securities Corp.,
Series 02-HF1 A
5.640%, 1/25/33 (l)	99,101	99,347
Series 03-AL2 A
3.357%, 1/25/31 §	904,397	829,304
USAA Auto Owner Trust,
Series 04-3 A3
3.160%, 2/17/09	3,706,549	3,680,406
Wells Fargo Home Equity Trust,
Series 05-2 AII2
5.590%, 10/25/35 §(l)	1,384,000	1,385,934

		263,485,425

Non-Agency CMO (12.9%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	1,639,131	1,619,135
Series 04-6 4A1
5.000%, 7/25/19	1,612,221	1,584,758
Banc of America Commercial Mortgage, Inc.,
Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,599,283
Series 01-1 A2
6.503%, 4/15/36	4,576,753	4,750,780
Series 02-PB2 A2
5.676%, 6/11/35	5,581,786	5,597,090
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,532,715
Banc of America Funding Corp.,
Series 06-A 1A1
4.621%, 2/20/36 (l)	2,275,181	2,242,927
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.785%, 6/25/31 (l)	2,673	2,659
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,443,951
Bear Stearns Alt-A Trust,
Series 06-6 31A1
5.837%, 11/25/36 (l)	5,596,726	5,625,742
Series 06-6 32A1
5.840%, 11/25/36 (l)	5,933,199	5,943,701
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,069,240
Series 03-T12 A4
4.680%, 8/13/39	6,825,000	6,610,021
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	530,000	553,059
Series 00-1 A2
7.757%, 4/15/32^	701,745	741,422
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,387,481
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,560,006
Citigroup Mortgage Loan Trust, Inc.,
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	9,776,759	9,676,268
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	2,707,050	2,717,369
Commercial Mortgage Pass Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33	6,179,107	6,467,858
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	367,519	366,110
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
5.430%, 1/25/36 (l)	103,782	103,774
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26 §	1,045,087	1,038,893
Series 03-R4 2A
6.500%, 1/25/34 §	364,124	371,038
Credit Suisse Mortgage Capital Certificates,
Series 06-3 1A1A
5.410%, 4/25/36 (l)	4,179,657	4,180,872
CS First Boston Mortgage Securities Corp.,
Series 98-C1 A1B
6.480%, 5/17/40	6,845,395	6,925,695
Series 98-C2 A2
6.300%, 11/15/30	1,087,746	1,102,614
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,398,335
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,326,636
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,784,927
Series 02-P1A A
5.679%, 3/25/32 §(l)	44,327	44,230
Series 02-P3A A1
5.900%, 8/25/33 †§(l)	91,246	91,520
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,900,104
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,602,128
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31	2,907,836	2,925,912
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	280,328
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	3,914,989
Series 00-CKP1 A1B
7.180%, 11/10/33	6,281,587	6,624,931
First Horizon Alternative Mortgage Securities,
Series 06-FA2 1A5
6.000%, 5/25/36	9,600,000	9,665,691
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
5.700%, 11/15/31 (l)	799,290	801,444
First Union National Bank Commercial Mortgage,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,773,298
GE Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	2,206,572	2,158,898

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.,
Series 99-C2 A2
6.945%, 9/15/33^	$321,187	$331,100
Series 99-C3 A2
7.179%, 8/15/36	2,892,701	2,996,027
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,128,338
Series 00-C2 A2
7.455%, 8/16/33	3,219,975	3,408,150
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,412,024
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,814,553
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,188,817
GS Mortgage Securities Corp. II,
Series 98-C1 A3
6.135%, 10/18/30	5,639,514	5,681,811
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.059%, 8/25/34 (l)	6,742,664	6,616,279
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	2,562,970	2,517,589
Heller Financial Commercial Mortgage Asset Corp.,
Series 99-PH1 A2
6.847%, 5/15/31	446,215	456,222
Homebanc Mortgage Trust,
Series 05-4 A1
5.620%, 10/25/35 (l)	3,784,113	3,789,354
Impac CMB Trust,
Series 03-8 2A1
6.250%, 10/25/33 (l)	324,615	324,765
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,466,447
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,352,590
Series 01-CIBC A3
6.260%, 3/15/33	5,243,001	5,404,300
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,384,836	1,400,173
LB-UBS Commercial Mortgage Trust,
Series 02-C2 A4
5.594%, 6/15/31	6,949,000	7,063,038
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,683,841
Series 04-C7 A1A
4.475%, 10/15/29	9,026,679	8,733,185
Series 06-C6 A4
5.372%, 9/15/39	6,760,000	6,771,349
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	3,026,648	2,991,874
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	575,611	569,695
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	626,514	628,948
Series 99-LIFE A2
7.110%, 4/15/33	6,975,000	7,241,992
Series 06-IQ12 A4
5.332%, 12/15/43 (l)	7,370,000	7,347,227
Morgan Stanley Dean Witter Capital I,
Series 02-IQ2 A4
5.740%, 12/15/35	6,865,000	7,011,561
Nationslink Funding Corp.,
Series 98-2 A2
6.476%, 8/20/30	6,802,657	6,875,448
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	661,758	659,283
Series 06-QS2 1A9
5.500%, 2/25/36	8,140,000	8,125,014
Salomon Brothers Mortgage Securities VII, Inc.,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	9,070,005
Sequoia Mortgage Trust,
Series 03-4 2A1
5.700%, 7/20/33 (l)	426,796	428,043
Series 10 2A1
5.730%, 10/20/27 (l)	199,394	199,571
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.670%, 10/25/35 (l)	3,727,591	3,742,214
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
5.680%, 9/19/32 (l)	102,154	102,257
Series 06-AR3 12A1
5.570%, 5/25/36 (l)	2,459,190	2,461,243
Structured Asset Securities Corp.,
Series 03-2
5.114%, 1/21/09 §(b)	2,344,292	2,343,559
Terra LNR Ltd.,
Series 06-1A A1
5.480%, 6/15/17 § (l)	5,443,483	5,443,483
TIAA Real Estate CDO Ltd.,
Series 01-C1A A4
6.680%, 6/19/31 §	9,155,000	9,428,098
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.037%, 3/15/42	5,110,000	5,044,410
Series 05-C20 A6A
5.110%, 7/15/42 (l)	7,640,000	7,566,891
Series 06-C28 A4
5.572%, 10/15/48	6,740,000	6,838,436
Series 06-C29 A4
5.308%, 11/15/48	8,000,000	7,959,680
Washington Mutual, Inc.,
Series 02-AR6 A
6.227%, 6/25/42 (l)	287,093	287,271
Series 02-AR9 1A
6.227%, 8/25/42 (l)	350,015	350,465
Series 02-AR10 A6
4.816%, 10/25/32 (l)	251,717	250,432
Series 03-R1 A1
5.620%, 12/25/27 (l)	1,681,345	1,681,041
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.475%, 7/25/34 (l)	5,985,970	5,844,617

		352,140,542

Total Asset-Backed and Mortgage-Backed Securities		615,625,967

Consumer Discretionary (0.6%)
Automobiles (0.0%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	200,000	195,727

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	$500,000	$518,838
Mandalay Resort Group,
Series B
10.250%, 8/1/07	1,100,000	1,126,125

		1,644,963

Media (0.5%)
BSKYB Finance UK plc
6.500%, 10/15/35 §	160,000	158,234
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,161,846
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	144,554
7.125%, 2/15/28	360,000	384,263
Comcast Corp.
6.500%, 1/15/15	969,000	1,009,626
6.500%, 1/15/17	2,550,000	2,660,981
7.050%, 3/15/33	15,000	16,040
6.500%, 11/15/35	1,235,000	1,243,723
COX Communications, Inc.
7.125%, 10/1/12^	115,000	122,598
Historic TW, Inc.
6.625%, 5/15/29	200,000	202,550
News America Holdings, Inc.
7.750%, 1/20/24	145,000	161,793
8.500%, 2/23/25	775,000	917,223
8.450%, 8/1/34	245,000	294,526
News America, Inc.
7.125%, 4/8/28	275,000	290,161
TCI Communications, Inc.
7.875%, 2/15/26	820,000	936,417
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,989
6.950%, 1/15/28	2,910,000	3,053,748
Time Warner, Inc.
6.750%, 4/15/11	135,000	141,319
7.700%, 5/1/32	598,000	674,719
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	73,093

		13,658,403

Multiline Retail (0.0%)
Federated Department Stores, Inc.
6.790%, 7/15/27	610,000	609,980
May Department Stores Co.
6.650%, 7/15/24	205,000	203,112
6.700%, 7/15/34^	155,000	152,888

		965,980

Total Consumer Discretionary		16,465,073

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,098,045
7.600%, 8/15/96	525,000	602,435
Transocean, Inc.
5.566%, 9/5/08 (l)	6,200,000	6,203,739

		7,904,219

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,600,000	3,637,785
ConocoPhillips
5.370%, 4/11/07 (l)	2,700,000	2,700,259
7.000%, 3/30/29	30,000	33,773
El Paso Corp.
7.625%, 8/16/07	900,000	911,250
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	402,378
Enterprise Products Operating LP,
Series B
4.000%, 10/15/07	575,000	567,966
Tosco Corp.
7.250%, 1/1/07	400,000	400,014

		8,653,425

Total Energy		16,557,644

Financials (14.4%)
Capital Markets (2.0%)
Goldman Sachs Group, Inc.
5.455%, 12/22/08 (l)	100,000	100,115
5.406%, 12/23/08 (l)	5,100,000	5,099,235
5.663%, 6/28/10 (l)	10,000,000	10,060,000
Lehman Brothers Holdings, Inc.
5.415%, 12/23/08 (l)	10,200,000	10,198,460
5.750%, 7/18/11	2,375,000	2,421,426
Merrill Lynch & Co., Inc.
5.414%, 10/23/08 (l)	8,500,000	8,501,283
5.395%, 12/22/08 (l)	1,700,000	1,699,427
Morgan Stanley
5.400%, 3/7/08 (l)	8,575,000	8,581,251
5.390%, 11/21/08 (l)	3,300,000	3,299,868
5.614%, 1/22/09 (l)	600,000	600,457
5.050%, 1/21/11^	2,315,000	2,299,957
6.750%, 4/15/11	800,000	845,578
5.625%, 1/9/12	1,935,000	1,966,889
5.300%, 3/1/13	300,000	299,102

		55,973,048

Certificates of Deposit (2.0%)
Barclays Bank plc/New York
5.295%, 1/29/07 (l)	4,300,000	4,300,023
5.370%, 3/13/09 (l)	14,025,000	14,029,908
Fortis Bank S.A./N.V./New York
5.30%, 4/28/08 (l)	9,700,000	9,699,146
HSBC Bank USA N.A.
3.87%, 6/7/07	6,725,000	6,681,973
Nordea Bank Finland plc/New York
5.27%, 4/2/08 (l)	2,700,000	2,698,415
5.31%, 5/28/08 (l)	7,400,000	7,399,637
Societe Generale/New York
5.30%, 6/30/08 (l)	3,500,000	3,498,399
SunTrust Bank
4.415%, 6/15/09	980,000	959,145
Unicredito Italiano Bank plc/New York
5.36%, 5/6/08 (l)	1,700,000	1,699,283
5.37%, 5/29/08 (l)	4,700,000	4,699,530

		55,665,459

Commercial Banks (5.1%)
Asahi Financial Co.
5.618%, 3/27/49 †	1,000,000	1,006,408
Bank of New York
3.800%, 2/1/08	1,200,000	1,180,574
Bank One N.A./Illinois
3.700%, 1/15/08	1,250,000	1,229,916
Bank One N.A./Texas
6.250%, 2/15/08	1,000,000	1,010,072
BankBoston N.A.
6.375%, 4/15/08	625,000	632,976
Charter One Bank N.A.
5.430%, 4/24/09 (l)	5,600,000	5,603,674
Commonwealth Bank of Australia
5.360%, 6/8/09 § (l)	600,000	600,033
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,947,840

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
DnB NOR Bank ASA
5.443%, 10/13/09 § (l)		$6,100,000	$6,097,828
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	3,991,547
HBOS plc
3.125%, 1/12/07 §		950,000	949,217
HBOS Treasury Services plc
3.600%, 8/15/07 §		780,000	771,440
3.500%, 11/30/07 §		1,285,000	1,263,929
5.414%, 7/17/09 § (l)		4,300,000	4,302,619
5.000%, 11/21/11 §		9,490,000	9,438,469
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49 § (l)		550,000	512,225
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		3,950,000	3,847,695
National Australia Bank Ltd.
5.393%, 9/11/09 § (l)		6,200,000	6,201,438
National City Bank/Indiana
3.300%, 5/15/07		500,000	495,774
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		725,000	763,477
NRW.BANK
0.050%, 3/20/07	JPY	1,969,000,000	16,512,929
PNC Financial Services Group
8.625%, 12/31/26 §		$2,000,000	2,089,044
Rabobank Capital Funding II
5.260%, 12/31/49 § (l)		780,000	762,797
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,233,199
5.360%, 4/6/09 § (l)		$15,950,000	15,953,988
Royal Bank of Scotland plc
5.380%, 4/11/08 § (l)		2,700,000	2,702,020
5.424%, 7/21/08 § (l)		1,200,000	1,200,736
5.760%, 7/6/12 (l)		2,900,000	2,902,511
Santander U.S. Debt S.A. Unipersonal
5.434%, 10/21/08 § (l)		8,900,000	8,903,444
Sumitomo Mitsui Banking Corp.
1.151%, 12/31/49 †	JPY	200,000,000	1,678,998
5.625%, 12/31/49 § (l)		$300,000	293,262
SunTrust Banks, Inc.
3.625%, 10/15/07		845,000	833,605
4.000%, 10/15/08		895,000	874,633
U.S. Bancorp
3.950%, 8/23/07		100,000	99,124
U.S. Bank N.A.
2.870%, 2/1/07		555,000	553,785
2.400%, 3/12/07		825,000	819,902
4.400%, 8/15/08		2,270,000	2,240,588
Unicredito Luxembourg Finance S.A.
5.426%, 10/24/08 § (l)		8,200,000	8,199,787
Wachovia Bank N.A.
4.375%, 8/15/08		270,000	266,153
5.406%, 3/23/09 (l)		13,825,000	13,826,701
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,178,032
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,899,684
4.625%, 8/9/10		2,390,000	2,345,412
4.875%, 1/12/11		460,000	455,432

			139,672,917

Consumer Finance (0.7%)
Ford Motor Credit Co.
7.875%, 6/15/10		3,400,000	3,428,240
GMAC LLC
6.274%, 1/16/07 (l)		6,250,000	6,250,911
6.225%, 3/20/07 (l)		1,130,000	1,130,075
HSBC Finance Corp.
5.506%, 12/5/08 (l)		2,500,000	2,507,065
6.450%, 2/1/09		65,000	66,390
4.750%, 5/15/09		450,000	445,132
SLM Corp.
5.517%, 7/27/09 (l)		5,900,000	5,910,319

			19,738,132

Diversified Financial Services (4.2%)
Associates Corp. of North America
6.250%, 11/1/08		650,000	659,966
6.875%, 11/15/08		4,100,000	4,211,077
Bank of America Corp.
6.250%, 4/1/08		425,000	428,950
5.523%, 2/17/09^ (l)		9,055,000	9,082,093
5.376%, 3/24/09 (l)		8,275,000	8,282,886
Bank of America N.A.
5.361%, 12/18/08 (l)		3,800,000	3,798,035
Belvoir Land LLC
5.270%, 12/15/47 §		825,000	769,816
BTM Curacao Holdings N.V.
1.187%, 12/31/49 †(l)	JPY	100,000,000	831,207
Caterpillar Financial Services Corp.
5.426%, 8/11/09 (l)		$6,100,000	6,098,701
CIT Group, Inc.
5.580%, 5/23/08 (l)		5,900,000	5,916,278
Citigroup Global Markets Holdings, Inc.
5.461%, 3/17/09 (l)		9,800,000	9,808,781
Citigroup, Inc.
3.500%, 2/1/08		2,615,000	2,567,946
5.406%, 12/26/08 (l)		300,000	300,170
3.625%, 2/9/09		980,000	951,020
6.200%, 3/15/09		905,000	922,743
4.125%, 2/22/10		6,580,000	6,382,916
4.625%, 8/3/10		485,000	476,315
6.125%, 8/25/36		1,600,000	1,666,077
General Electric Capital Corp.
3.450%, 7/16/07		700,000	693,270
5.424%, 1/15/08 (l)		13,175,000	13,187,543
5.380%, 10/24/08 (l)		3,000,000	3,000,957
5.460%, 6/15/09 (l)		5,100,000	5,111,113
4.125%, 9/1/09^		1,055,000	1,028,622
5.434%, 5/10/10 (l)		3,700,000	3,701,010
5.000%, 11/15/11		12,270,000	12,180,048
Irwin Land LLC
5.030%, 12/15/25 §		725,000	675,200
5.300%, 12/15/35		1,195,000	1,112,163
JPMorgan Chase & Co.
4.000%, 2/1/08		740,000	730,183
6.375%, 2/15/08		775,000	781,338
MassMutual Global Funding II
2.550%, 7/15/08 §		850,000	814,604
Nationwide Building Society
2.625%, 1/30/07 §		375,000	374,220
3.500%, 7/31/07 §		1,975,000	1,953,711
4.250%, 2/1/10 §		295,000	285,799
New York Life Global Funding
3.875%, 1/15/09 §		775,000	754,163
Pemex Finance Ltd.
9.030%, 2/15/11		100,000	106,503
Pricoa Global Funding I
4.350%, 6/15/08 §		1,275,000	1,254,456
Racers, Series 97-R-8-3
5.674%, 8/15/07 †§(b)(l)		800,000	802,872
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		615,000	604,784
UFJ Finance Aruba AEC
6.750%, 7/15/13^		310,000	330,822

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
USAA Capital Corp.
4.000%, 12/10/07 §		$975,000	$961,808

			113,600,166

Insurance (0.3%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		2,140,000	2,121,320
4.125%, 1/15/10		85,000	82,610
4.750%, 5/15/12^		760,000	744,865
MetLife, Inc.
6.400%, 12/15/36 (l)		2,865,000	2,888,980
Metropolitan Life Global Funding I
4.750%, 6/20/07 §		200,000	199,496
Monumental Global Funding II
5.200%, 1/30/07 §		1,175,000	1,174,757

			7,212,028

Real Estate Investment Trusts (REITs) (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11		270,000	283,656
Rouse Co. (REIT)
3.625%, 3/15/09		1,160,000	1,097,898

			1,381,554

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12^		445,000	469,209

Total Financials			393,712,513

Government Securities (68.5%)
Agency ABS (0.2%)
Small Business Administration Participation Certificates,
Series 04-20A 1
4.930%, 1/1/24		792,590	782,084
Series 04-20C 1
4.340%, 3/1/24		5,187,215	4,944,455
Series 05-20B 1
4.625%, 2/1/25		453,019	437,490
Small Business Administration,
Series 03-10A 1
4.628%, 3/10/13		807,024	784,832

			6,948,861

Agency CMO (5.6%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		4,134,872	4,094,400
4.500%, 2/15/15		4,250,345	4,198,491
4.500%, 1/15/16		4,495,934	4,425,562
5.000%, 6/15/16		1,651,867	1,647,146
5.000%, 11/15/17		2,660,000	2,601,816
5.000%, 12/15/19		4,071,477	4,054,534
4.500%, 10/15/23		5,300,000	5,233,181
5.500%, 2/15/26		5,276,264	5,288,279
5.500%, 4/15/26		7,283,293	7,294,918
5.500%, 2/15/27		8,663,109	8,683,212
5.500%, 5/15/29		23,415,015	23,344,330
5.700%, 12/15/29 (l)		29,735	29,820
5.500%, 1/15/31		3,244,269	3,253,891
5.500%, 7/15/33		172,889	173,153
5.500%, 10/15/33		2,749,034	2,757,215
5.500%, 4/15/35		5,230,482	5,250,832
5.500%, 6/15/35		3,544,985	3,556,054
5.000%, 8/1/35 IO		7,991,364	1,911,418
5.500%, 8/1/35 IO		9,429,053	2,194,952
5.500%, 2/1/36 IO		10,620,261	2,540,745
Pass Through Trust
6.500%, 7/25/43		926,591	945,895
Federal National Mortgage Association
4.500%, 2/25/17		2,660,763	2,608,739
4.500%, 3/25/17		1,522,530	1,491,498
3.500%, 4/25/17		147,552	146,908
5.000%, 3/25/18		1,190,000	1,153,876
5.500%, 9/25/24		10,011,889	10,006,744
5.500%, 5/25/27		6,197,262	6,201,269
5.500%, 9/25/27		7,021,317	7,023,507
6.000%, 8/25/28		2,510,609	2,515,873
5.500%, 2/25/29		7,177,771	7,180,931
5.310%, 8/25/33		2,900,000	2,872,227
5.500%, 12/25/33		4,344,411	4,337,143
5.500%, 1/25/34		3,490,845	3,480,841
6.500%, 7/25/34		2,450,922	2,506,579
5.500%, 2/25/35		3,124,250	3,131,448
5.500%, 8/25/35		1,005,663	1,006,326
5.000%, 11/1/35 PO		15,340,323	3,666,565
Government National Mortgage Association
6.500%, 6/20/32		200,801	206,778

			153,017,096

Foreign Governments (1.0%)
Export-Import Bank of China
5.250%, 7/29/14 §		3,700,000	3,668,461
Federative Republic of Brazil
7.125%, 1/20/37		100,000	107,450
11.000%, 8/17/40		3,800,000	5,046,400
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	2,025,582
5.500%, 9/18/33		1,945,000	2,029,995
Republic of Chile
5.500%, 1/15/13		1,000,000	1,007,400
Republic of Croatia
6.375%, 7/31/10		823,636	827,812
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,167,361
Republic of Panama
9.625%, 2/8/11		$350,000	402,412
Republic of Peru
9.125%, 1/15/08		400,000	415,200
Republic of South Africa
7.375%, 4/25/12		60,000	64,890
6.500%, 6/2/14^		1,480,000	1,555,850
Russian Federation
5.000%, 3/31/30 (e)(m)		2,850,000	3,217,365
Swedish Export Credit AB
2.875%, 1/26/07^		850,000	848,636
United Mexican States
6.073%, 1/13/09 (l)		950,000	958,550
10.375%, 2/17/09		1,352,000	1,494,298
8.000%, 9/24/22		1,175,000	1,435,850
11.500%, 5/15/26		55,000	88,962
8.300%, 8/15/31		265,000	338,802
7.500%, 4/8/33		390,000	460,200

			29,161,476

Municipal Bonds (0.2%)
City of Chicago, Illinois
5.862%, 1/1/14 §(l)		200,000	214,112
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		730,000	836,222
7.900%, 6/1/42		230,000	281,423
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	168,410
New York City Municipal Water Finance Authority
6.090%, 6/15/34 §(l)		100,000	111,112
Tobacco Settlement Financing Corp./New Jersey
6.000%, 6/1/37		250,000	270,995

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
6.750%, 6/1/39	$795,000	$908,272
6.250%, 6/1/43	1,930,000	2,151,217

		4,941,763

U.S. Government Agencies (56.3%)
Federal Farm Credit Bank
4.100%, 6/16/11	200,000	192,297
Federal Home Loan Bank
2.850%, 6/26/08	2,000,000	1,934,320
4.010%, 9/17/08	3,000,000	2,947,482
4.000%, 1/16/09 (e)	1,800,000	1,763,404
4.000%, 4/20/09 (e)	1,800,000	1,761,035
4.120%, 11/9/09	600,000	585,293
4.125%, 1/5/10	500,000	487,261
4.500%, 6/22/10	10,900,000	10,751,379
4.500%, 6/12/13	3,700,000	3,558,383
4.625%, 9/11/20	32,800,000	30,929,318
Federal Home Loan Mortgage Corp.
5.500%, 6/12/08	22,400,000	22,402,195
4.000%, 10/7/09	2,000,000	1,943,720
4.000%, 6/1/10	1,173,936	1,146,426
4.625%, 5/28/13	850,000	820,654
6.000%, 1/1/14	36,031	36,569
5.500%, 2/1/14	379,622	380,999
6.000%, 7/1/14	20,583	20,891
6.000%, 2/1/17	717,261	727,574
6.000%, 3/1/17	15,413	15,632
6.500%, 3/1/17	95,224	97,425
6.000%, 4/1/17	691,084	701,013
6.000%, 5/1/17	4,498	4,563
6.000%, 7/1/17	99,116	100,529
6.000%, 8/1/17	127,747	129,581
5.500%, 11/1/17	137,572	137,806
4.500%, 4/1/19	311,576	300,625
4.000%, 5/1/19	35,945	33,833
4.500%, 5/1/19	1,815,382	1,751,579
4.500%, 6/1/19	642,324	620,097
4.500%, 8/1/19	71,045	68,548
4.500%, 11/1/19	1,588,474	1,532,645
4.500%, 2/1/20	22,799	21,976
4.500%, 5/1/20	118,807	114,521
4.500%, 8/1/20	3,576,773	3,451,064
4.000%, 9/1/20	91,929	86,445
5.000%, 10/1/20	6,601,158	6,485,769
5.500%, 3/1/23	76,369	76,048
6.500%, 4/1/31	1,420	1,453
5.500%, 11/1/31	1,554,447	1,541,360
7.368%, 11/1/31 (l)	48,865	49,297
5.500%, 11/1/32	814,376	807,520
5.500%, 1/1/33	125,944	124,772
5.500%, 2/1/33	784,241	776,941
5.500%, 3/1/33	51,806	51,310
5.500%, 4/1/33	72,626	71,931
5.500%, 5/1/33	25,049	24,809
5.500%, 10/1/33	78,294	77,545
5.000%, 4/1/34	4,300,799	4,154,185
4.774%, 1/1/35 (l)	5,839,046	5,745,392
5.500%, 10/1/35	894,018	884,323
5.344%, 4/1/36 (l)	5,382,260	5,401,213
5.543%, 4/1/36 (l)	8,937,456	8,906,664
5.000%, 5/1/36	682,741	658,703
6.000%, 9/1/36	299,999	302,218
5.960%, 12/1/36 (l)	6,675,000	6,716,001
4.500%, 1/15/22 TBA	4,700,000	4,528,159
6.000%, 1/15/22 TBA	8,000,000	8,105,000
5.500%, 1/15/37 TBA	80,000,000	79,100,000
6.000%, 1/15/37 TBA	4,000,000	4,028,752
Federal National Mortgage Association
2.710%, 1/30/07	12,775,000	12,749,297
2.350%, 4/5/07	6,220,000	6,175,608
3.740%, 2/24/09	10,600,000	10,328,078
4.040%, 3/16/09	500,000	489,473
4.000%, 7/23/09	187,000	182,396
7.250%, 1/15/10^	8,625,000	9,176,086
5.570%, 12/15/10	16,750,000	16,709,348
4.000%, 11/28/11	4,100,000	3,916,394
4.625%, 5/1/13^	5,650,000	5,476,279
5.125%, 1/2/14^	2,575,000	2,568,248
4.000%, 5/1/14	7,455,003	7,193,262
7.000%, 4/1/15	88,539	91,106
6.000%, 2/1/16	2,615,356	2,654,647
6.000%, 3/1/16	450,492	457,260
7.000%, 4/1/16	105,722	108,720
5.500%, 2/1/17	522,657	523,904
5.500%, 6/1/17	173,407	173,821
5.500%, 8/1/17	166,969	167,367
5.500%, 10/1/17	134,097	134,417
5.500%, 12/1/17	8,320	8,340
5.000%, 1/1/18	3,650,523	3,600,115
5.500%, 1/1/18	481,561	482,710
5.000%, 3/1/18	5,477,006	5,396,411
4.500%, 4/1/18	451,312	436,441
5.500%, 4/1/18	1,016,244	1,018,185
4.500%, 5/1/18	609,595	589,815
5.000%, 6/1/18	5,328,330	5,249,923
4.500%, 10/1/18	340,873	329,641
5.000%, 10/1/18	20,290	19,991
5.500%, 10/1/18	14,654	14,682
5.500%, 11/1/18	5,805,921	5,819,776
5.000%, 12/1/18	8,950,134	8,826,545
5.000%, 1/1/19	659,746	650,038
5.500%, 3/1/19	568,064	569,157
5.000%, 5/1/19	587,168	578,035
5.500%, 5/1/19	1,451,833	1,455,298
4.000%, 6/1/19	7,559,206	7,124,115
5.000%, 6/1/19	64,755	63,729
5.500%, 7/1/19	181,387	181,554
5.500%, 8/1/19	812,710	813,295
5.500%, 9/1/19	441,759	442,077
5.500%, 11/1/19	472,608	472,948
5.000%, 12/1/19	9,259,897	9,113,243
5.500%, 6/1/20	4,884,806	4,895,086
5.500%, 10/1/20	931,122	930,958
5.500%, 1/1/21	1,050,058	1,049,905
6.000%, 1/1/21	2,112,061	2,145,052
5.500%, 2/1/21	335,770	335,721
5.000%, 3/1/21	6,929,504	6,827,535
6.000%, 4/1/21	15,806,006	16,041,250
7.016%, 1/1/28 (l)	231,724	236,379
6.500%, 2/1/31	1,212	1,241
6.500%, 8/1/31	754	772
7.000%, 8/1/31	51,961	53,501
7.000%, 3/1/32	41,743	42,941
7.000%, 4/1/32	183,774	189,237
7.000%, 5/1/32	11,018	11,334
6.500%, 6/1/32	176,893	180,948
7.000%, 7/1/32	55,802	57,421
6.500%, 8/1/32	267,741	274,102
6.500%, 9/1/32	2,423,415	2,478,962
7.000%, 10/1/32	58,335	60,075
5.500%, 11/1/32	562,069	556,455
6.500%, 11/1/32	370,965	379,468
6.500%, 12/1/32	98,908	101,175
5.500%, 1/1/33	1,121,223	1,110,024
5.500%, 2/1/33	2,319,778	2,296,513
5.427%, 3/1/33 (l)	257,522	261,364
5.500%, 3/1/33	5,104,020	5,044,210

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
5.500%, 4/1/33	$2,801,174	$2,772,620
5.500%, 6/1/33	31,842,470	31,518,703
5.500%, 7/1/33	136,460	135,069
5.500%, 8/1/33	148,637	147,122
5.500%, 10/1/33	1,079,872	1,068,864
6.500%, 10/1/33	8,653	8,834
5.500%, 11/1/33	1,042,270	1,031,645
5.500%, 12/1/33	451,504	446,901
5.500%, 2/1/34	11,642,236	11,522,715
6.000%, 2/1/34	4,637,170	4,676,268
5.500%, 3/1/34	7,371,102	7,292,079
5.500%, 4/1/34	14,720,385	14,569,777
5.500%, 5/1/34	15,678,744	15,513,377
5.500%, 6/1/34	17,178,033	16,994,060
5.500%, 7/1/34	15,646,280	15,479,381
5.500%, 8/1/34	776,798	768,696
6.000%, 8/1/34	2,872,137	2,896,353
5.500%, 9/1/34	19,481,380	19,272,525
5.500%, 9/1/34	148,542	146,950
7.000%, 9/1/34	83,913	86,185
5.500%, 11/1/34	44,583,696	44,105,725
5.500%, 12/1/34	423,508	418,968
5.500%, 1/1/35	59,482,163	58,844,469
5.500%, 2/1/35	97,063,736	96,080,670
5.500%, 3/1/35	11,621,227	11,489,721
6.000%, 4/1/35	15,298,895	15,438,507
5.500%, 5/1/35	575,180	569,317
5.000%, 10/1/35	592,662	572,359
5.500%, 10/1/35	1,839,797	1,818,783
5.000%, 11/1/35	11,105,687	10,725,228
5.500%, 11/1/35	2,417,792	2,390,178
5.500%, 12/1/35	9,420,892	9,319,893
5.214%, 1/1/36 (l)	4,487,883	4,488,022
5.500%, 6/1/36	1,007,445	995,587
5.500%, 7/1/36	492,742	486,942
6.500%, 7/1/36	5,764,480	5,873,164
6.500%, 8/1/36	5,836,509	5,946,552
6.500%, 9/1/36	3,857,858	3,930,595
6.000%, 10/1/36	199,644	200,996
6.500%, 10/1/36	966,099	984,314
6.115%, 11/1/36 (l)	6,435,739	6,494,694
7.129%, 12/1/40 (l)	229,611	232,953
4.500%, 1/25/22 TBA	7,000,000	6,750,625
5.000%, 1/25/22 TBA	64,000,000	62,899,968
5.500%, 1/25/22 TBA	55,300,000	55,282,746
6.000%, 1/25/22 TBA	8,000,000	8,110,000
5.000%, 1/25/37 TBA	5,000,000	4,826,560
6.000%, 1/25/37 TBA	386,500,000	389,036,213
6.500%, 1/25/37 TBA	159,500,000	162,490,625
Government National Mortgage Association
5.750%, 7/20/27 (l)	14,543	14,722
6.000%, 11/15/28	26,061	26,489
6.000%, 1/15/29	71,627	72,791
6.000%, 2/15/29	25,797	26,216
6.500%, 5/15/29	40,636	41,794
6.000%, 6/15/29	30,919	31,422
7.000%, 9/15/31	57,732	59,676
7.000%, 10/15/31	10,537	10,889
6.000%, 11/15/31	16,528	16,784
6.000%, 12/15/31	104,290	105,907
7.000%, 2/15/32	45,991	47,523
7.000%, 4/15/32	30,662	31,684
7.000%, 5/15/32	31,030	32,072
7.000%, 2/15/33	50,589	52,264
5.500%, 4/15/33	163,999	163,457
6.000%, 12/15/35	494,010	500,947
6.000%, 1/15/37 TBA	10,000,000	10,129,375
Resolution Funding Strips
(Zero Coupon), 7/15/18	75,000	42,373
(Zero Coupon), 10/15/18	75,000	41,820
Small Business Administration
4.524%, 2/10/13	850,384	823,854
4.504%, 2/1/14	856,111	829,744
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,647,940

		1,540,172,092

U.S. Treasuries (5.2%)
U.S. Treasury Bonds
7.250%, 8/15/22^	500,000	627,070
6.125%, 8/15/29^	27,500,000	32,140,625
4.500%, 2/15/36^	215,000	204,452
Inflation Indexed
2.375%, 1/15/25^	7,797,899	7,763,479
2.000%, 1/15/26^	24,196,005	22,755,592
U.S. Treasury Notes
4.000%, 3/15/10	17,800,000	17,426,609
5.125%, 6/30/11	5,370,000	5,460,619
4.875%, 8/15/16^	21,510,000	21,767,109
4.625%, 11/15/16	16,690,000	16,580,480
Inflation Indexed
2.000%, 7/15/14^	5,784,156	5,614,021
2.500%, 7/15/16	2,934,354	2,956,591
U.S. Treasury STRIPS
11/15/27^ PO	23,265,000	8,418,464

		141,715,111

Total Government Securities		1,875,956,399

Health Care (0.1%)
Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36	1,925,000	1,894,254
6.875%, 8/1/97	150,000	159,842

Total Health Care		2,054,096

Industrials (0.1%)
Airlines (0.0%)
Continental Airlines, Inc.
7.056%, 9/15/09	850,000	873,417
United Air Lines, Inc.
6.602%, 9/1/13	316,180	320,527

		1,193,944

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,069,002
Tyco International Group S.A.
6.375%, 10/15/11	1,535,000	1,606,364

		2,675,366

Total Industrials		3,869,310

Information Technology (0.1%)
Computers & Peripherals (0.1%)
Hewlett Packard Co.
5.496%, 5/22/09 (l)	1,400,000	1,402,213

Total Information Technology		1,402,213

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	1,032,829

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
7.353%, 12/20/12 (l)	761,905	765,291
7.364%, 12/20/12 (l)	180,476	181,278

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
7.376%, 12/20/12 (l)	$47,619	$47,830

		994,399

Total Materials		2,027,228

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.7%)
AT&T Corp.
7.300%, 11/15/11	38,000	41,142
8.000%, 11/15/31	698,000	865,993
AT&T, Inc.
4.214%, 6/5/07 §	5,000,000	4,972,750
BellSouth Corp.
5.474%, 8/15/08 (l)	3,000,000	3,001,746
Citizens Communications Co.
9.000%, 8/15/31	65,000	70,525
Deutsche Telekom International Finance B.V.
8.250%, 6/15/30	340,000	417,976
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	27,277
Qwest Communications International, Inc.
8.874%, 2/15/09 (l)	1,000,000	1,012,500
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,690,600
Sprint Capital Corp.
8.750%, 3/15/32	375,000	451,354
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,471,222
6.000%, 9/30/34	435,000	394,530
7.200%, 7/18/36	1,075,000	1,123,072
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,083,199
7.045%, 6/20/36	950,000	1,009,059
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	590,724
Verizon Communications, Inc.
5.350%, 2/15/11^	600,000	600,971
6.940%, 4/15/28	225,000	235,895
7.750%, 6/15/32	425,000	498,675
Verizon Maryland, Inc.
5.125%, 6/15/33^	465,000	381,466
Verizon New Jersey, Inc.
5.875%, 1/17/12	1,040,000	1,053,550

		20,994,226

Wireless Telecommunication Services (0.5%)
America Movil S.A. de C.V.
5.466%, 6/27/08 †§(b)(l)	1,000,000	999,301
Vodafone Group plc
5.424%, 6/29/07 (l)	5,700,000	5,700,256
5.454%, 12/28/07 (l)	4,165,000	4,167,007
7.750%, 2/15/10	1,985,000	2,115,381

		12,981,945

Total Telecommunication Services		33,976,171

Utilities (0.8%)
Electric Utilities (0.3%)
Appalachian Power Co.
3.600%, 5/15/08	650,000	634,613
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	1,020,646
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	884,703
Florida Power & Light Co.
4.950%, 6/1/35	875,000	778,099
Florida Power Corp.
5.900%, 3/1/33	275,000	276,254
Jersey Central Power & Light Co.
7.500%, 5/1/23	1,620,000	1,636,501
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,208,322
Scottish Power plc
4.910%, 3/15/10	1,100,000	1,084,166

		8,523,304

Gas Utilities (0.0%)
Consolidated Natural Gas Co.
5.000%, 3/1/14	250,000	241,123
Southern Natural Gas Co.
6.125%, 9/15/08	300,000	301,636

		542,759

Multi-Utilities (0.5%)
CMS Energy Corp.
9.875%, 10/15/07^	1,030,000	1,062,188
8.900%, 7/15/08^	1,200,000	1,254,000
Dominion Resources, Inc.
5.663%, 9/28/07 (l)	2,400,000	2,400,955
5.554%, 11/14/08 (l)	1,500,000	1,500,205
5.125%, 12/15/09	150,000	149,043
7.195%, 9/15/14	315,000	345,653
Energy East Corp.
6.750%, 7/15/36	950,000	1,002,339
Ipalco Enterprises, Inc.
8.375%, 11/14/08	3,290,000	3,413,375
PSEG Power LLC.
6.950%, 6/1/12	400,000	422,876
Texas Eastern Transmission LP
5.250%, 7/15/07	120,000	119,673

		11,670,307

Total Utilities		20,736,370

Total Long-Term Debt Securities (109.0%) (Cost $2,997,555,918)		2,982,382,984

SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.4%)
Countrywide Bank N.A.
5.35%, 4/25/07 (l)	9,700,000	9,700,077
Societe Generale/New York
5.29%, 6/20/07 (l)	1,500,000	1,500,213

Total Certificates of Deposit		11,200,290

Commercial Paper (8.1%)
Abbey National North America LLC.
5.15%, 1/8/07 (p)	700,000	699,200
Bank of America Corp.
5.36%, 1/12/07 (p)	500,000	499,109
CBA Delaware Finance, Inc.
5.04%, 2/22/07 (p)	2,900,000	2,878,658
DaimlerChrysler N.A. Holding Corp.
5.48%, 6/22/07 (p)	10,200,000	9,938,064
HBOS Treasury Services plc
5.18%, 2/9/07 (p)	1,500,000	1,491,413
Rabobank USA Finance Corp.
5.28%, 1/2/07 (p)	37,800,000	37,788,912
Santander Central Hispano Financial Services Ltd.
5.19%, 1/16/07 (p)	18,900,000	18,856,474
Societe Generale North America, Inc.
5.27%, 1/2/07 (p)	12,600,000	12,596,311
5.18%, 2/9/07 (p)	4,800,000	4,772,522
5.02%, 3/1/07 (p	1,200,000	1,190,038
5.14%, 3/12/07 (p)	18,000,000	17,819,460
Swedbank AB
5.17%, 1/2/07 (p)	7,700,000	7,697,791
Time Warner Cable, Inc.
5.43%, 4/12/07 (n)(p)	7,300,000	7,189,478

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
UBS Finance Delaware LLC
5.15%, 1/8/07 (p)		$34,500,000	$34,460,544
5.13%, 3/8/07 (p)		4,800,000	4,754,592
5.24%, 6/12/07 (p)		2,300,000	2,246,686
Unicredito Italiano Bank plc/Ireland
5.29%, 1/25/07 (n)(p)		13,800,000	13,749,496
Viacom, Inc.
5.62%, 3/22/07 (n)(p)		3,400,000	3,400,017
Westpac Banking Corp.
4.98%, 1/3/07 (n)(p)		3,700,000	3,698,466
5.18%, 2/5/07 (n)(p)		35,500,000	35,317,099

Total Commercial Paper			221,044,330

Government Securities (10.3%)
Belgium Treasury Bills
3.06%, 1/11/07 (p)	EUR	24,100,000	31,749,749
Dutch Treasury Certificates
3.20%, 2/28/07 (p)		6,140,000	8,054,302
Federal Home Loan Bank
4.80%, 1/2/07 (o)(p)		$51,200,000	51,186,347
4.90%, 1/24/07 (o)(p)		12,600,000	12,558,947
Federal Home Loan Mortgage Corp.
4.97%, 1/26/07 (o)(p)		18,400,000	18,334,194
5.09%, 1/30/07 (o)(p)		10,000,000	9,957,789
5.01%, 2/8/07 (o)(p)		35,300,000	35,109,518
5.07%, 2/13/07 (o)(p)		2,600,000	2,583,997
Federal National Mortgage Association
4.87%, 1/10/07 (o)(p)		70,600,000	70,504,530
4.90%, 1/24/07 (o)(p)		3,600,000	3,588,271
4.92%, 1/31/07 (o)(p)		2,800,000	2,788,194
4.92%, 2/7/07 (o)(p)		2,300,000	2,288,112
4.96%, 3/14/07 (o)(p)		21,200,000	20,988,933
U.S. Treasury Bills
4.56%, 3/1/07 #(p)		490,000	486,303
4.68%, 3/15/07 #(p)		12,140,000	12,024,233

Total Government Securities			282,203,419

Short-Term Investments of Cash Collateral for Securities Loaned (3.6%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)		409,956	409,956
Anglo Irish Bank Corp. plc.
5.34%, 2/1/07		1,810,242	1,810,242
Barton Capital Corp.
5.32%, 1/11/07		1,681,108	1,681,108
Bavaria TRR Corp.
5.39%, 1/25/07		1,825,412	1,825,412
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)		7,448,725	7,448,725
Cedar Springs Capital Co. LLC.
5.41%, 1/22/07		7,299,394	7,299,394
Charta LLC.
5.31%, 1/5/07		6,417,932	6,417,932
5.32%, 1/16/07		1,089,219	1,089,219
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07		1,613,556	1,613,556
Series C
5.37%, 1/18/07		1,825,170	1,825,170
5.39%, 1/18/07		2,555,194	2,555,194
Corp. Andina de Fomento
5.36%, 2/20/07		2,892,049	2,892,049
Deutsche Bank AG/London
5.34%, 1/31/07 (l)		1,466,894	1,466,894
DZ Bank AG/Grand Cayman
5.44%, 1/3/07		5,500,851	5,500,851
DZ Bank AG/New York
5.31%, 1/11/07		1,100,170	1,100,170
Ebbets Funding LLC
5.34%, 1/12/07		7,004,706	7,004,706
Fenway Funding LLC
5.40%, 1/2/07		2,404,262	2,404,262
5.37%, 1/10/07		507,733	507,733
5.36%, 2/15/07		3,633,697	3,633,697
Fifth Third Bancorp
5.35%, 1/29/08 (l)		220,032	220,032
Galleon Capital Corp.
5.33%, 2/15/07		3,633,887	3,633,887
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)		806,792	806,792
5.43%, 1/29/08 (l)		1,466,894	1,466,894
Gotham Funding Corp.
5.36%, 1/16/07		4,947,385	4,947,385
HBOS Treasury Services plc
5.31%, 1/29/07		1,679,412	1,679,412
Hartford Life, Inc.
5.48%, 12/28/07 (l)		586,758	586,758
KBC Financial Products/London
5.34%, 2/1/07		3,710,874	3,710,874
Kommunalkredit International Bank
5.37%, 2/5/07		1,085,431	1,085,431
Lafayette Asset Securitization LLC
5.35%, 2/9/07		1,808,876	1,808,876
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)		256,706	256,706
Liberty Street Funding Co.
5.36%, 1/12/07		2,499,830	2,499,830
5.35%, 1/16/07		4,379,871	4,379,871
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07		3,667,234	3,667,234
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)		366,723	366,723
5.37%, 1/28/08 (l)		2,200,341	2,200,341
New York Life Insurance Co.
5.43%, 3/29/07 (l)		1,833,617	1,833,617
Norinchukin Bank N.Y.
5.35%, 2/28/07		3,667,234	3,667,234
Washington Mutual Bank FA
5.35%, 3/19/07		1,100,600	1,100,600

Total Short-Term Investments of Cash Collateral for Securities Loaned			98,404,767

Time Deposit (2.1%)
JPMorgan Chase Nassau
4.75%, 1/2/07		58,151,195	58,151,195

Total Short-Term Investments (24.5%) (Cost/Amortized Cost $670,149,476)			671,004,001

	Number of Contracts
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
March-2007 @ $92.00*		112	700
March-2007 @ $92.25*		517	3,231
September-2007 @ $91.00*		1,512	9,450
December-2007 @ $91.50*		720	4,500
December-2007 @ $92.00*		1,490	9,313
U.S. 10 Year Treasury Note Futures
March-2007 @ $106.00*		260	52,812

Total Options Purchased (0.0%) (Cost $188,059)			80,006

Total Investments before Securities Sold Short (133.5%) (Cost/Amortized Cost $3,667,893,453)			3,653,466,991

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.5%)
Federal Home Loan Mortgage Corp.
5.00%, 1/15/22 TBA	$(2,000,000)	$(1,964,376)
5.00%, 1/15/37 TBA	(4,900,000)	(4,726,971)
Federal National Mortgage Association
5.50%, 1/25/37 TBA	(62,000,000)	(61,263,750)

Total Securities Sold Short (-2.5%) (Proceeds Received $68,354,719)		(67,955,097)

Total Investments (131.0%) (Cost/Amortized Cost $3,599,538,734)		3,585,511,894
Other Assets Less Liabilities (-31.0%)		(848,931,192)

Net Assets (100%)		$2,736,580,702

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $5,410,306 or 0.20% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $117,713,161 or 4.3% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2006.
(p)	Yield to maturity.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO	—	Collateralized Mortgage Obligation
EUR	—	European Currency Unit
IO	—	Interest only
JPY	—	Japanese Yen
PO	—	Principal only
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Security is subject to delayed delivery.

At December 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 12/31/06	Unrealized Appreciation/ (Depreciation)
Purchases
British Pound Sterling 90-Day	602	December-2007	$139,481,560	$139,204,838	$(276,722)
EURODollar	1,226	March-2007	290,807,200	290,194,200	(613,000)
EURODollar	423	September-2007	100,026,750	100,372,612	345,862
EURODollar	1,650	December-2007	391,693,800	392,081,250	387,450
EURODollar	1,599	March-2008	379,706,012	380,202,225	496,213
U.S. Treasury Bonds	1,491	March-2007	170,570,196	166,153,312	(4,416,884)
U.S. 5 Year Treasury Notes	358	March-2007	37,791,344	37,612,375	(178,969)
U.S. 10 Year Treasury Notes	967	March-2007	104,770,101	103,922,281	(847,820)

					$(5,103,870)

Sales
EURODollar	673	June-2007	$160,132,033	$159,450,525	$681,508
U.S. 5 Year Treasury Notes	1,054	March-2007	111,886,303	110,735,875	1,150,428

					$1,831,936

					$(3,271,934)

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

At December 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 1/23/07	9,900	$12,989,305	$13,067,175	$77,870

Foreign Currency Sell Contracts
European Union, expiring 1/10/07	30,585	$38,971,285	$40,343,144	$(1,371,859)
European Union, expiring 1/23/07	6,101	8,052,405	8,052,812	(407)
British Pound, expiring 1/11/07	1,298	2,529,802	2,540,502	(10,700)
Japanese Yen, expiring 2/15/07	1,432,125	12,278,269	12,086,932	191,337

				$(1,191,629)

				$(1,113,759)

Options written for the year ended December 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	180	$97,498
Options Written	852	297,923
Options Terminated in Closing Purchase Transactions	(395)	(183,067)
Options Expired	(637)	(212,354)
Options Exercised	—	—

Options Outstanding—December 31, 2006	—	$—

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,069,323,241
Long-term U.S. Treasury securities	3,595,450,529

$9,664,773,770

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,949,811,409
Long-term U.S. Treasury securities	3,785,937,580

$8,735,748,989

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,735,802
Aggregate gross unrealized depreciation	(25,802,310)

Net unrealized depreciation	$(16,066,508)

Federal income tax cost of investments	$3,669,533,499

At December 31, 2006, the Portfolio had loaned securities with a total value of $103,603,712. This was secured by collateral of $98,404,767 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $7,566,147 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $13,285,672, of which $7,796,848 expires in the year 2013, and $5,488,824 expires in the year 2014.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Corp.	97,997	$3,029,087
Longs Drug Stores Corp.	16,800	711,984
Rite Aid Corp.*^	157,100	854,624

Total Consumer Staples		4,595,695

Financials (0.0%)
Insurance (0.0%)
eHealth, Inc.*	10,100	203,111

Total Financials		203,111

Health Care (95.6%)
Biotechnology (21.0%)
Affymax, Inc.*	5,855	199,304
Alexion Pharmaceuticals, Inc.*^	26,730	1,079,625
Altus Pharmaceuticals, Inc.*^	14,100	265,785
Amgen, Inc.*	188,241	12,858,743
Amylin Pharmaceuticals, Inc.*^	69,700	2,514,079
Applera Corp.- Celera Group*	161,580	2,260,504
Arena Pharmaceuticals, Inc.*^	22,023	284,317
Array Biopharma, Inc.*^	24,803	320,455
Biogen Idec, Inc.*	32,376	1,592,575
BioMarin Pharmaceuticals, Inc.*^	57,673	945,261
Celgene Corp.*	80,452	4,628,404
Cephalon, Inc.*^	61,220	4,310,500
CSL Ltd.	7,271	374,635
Cubist Pharmaceuticals, Inc.*^	36,234	656,198
CV Therapeutics, Inc.*^	90,970	1,269,941
Cytokinetics, Inc.*^	175,800	1,314,984
Encysive Pharmaceuticals, Inc.*^	57,500	242,075
Genentech, Inc.*	46,661	3,785,607
Genzyme Corp.*	77,453	4,769,556
Gilead Sciences, Inc.*	177,822	11,545,982
Human Genome Sciences, Inc.*^	232,609	2,893,656
ICOS Corp.*^	18,300	618,357
Incyte Corp.*^	127,991	747,467
InterMune, Inc.*^	16,100	495,075
Keryx Biopharmaceuticals, Inc.*^	22,890	304,437
MannKind Corp.*^	34,296	565,541
Medarex, Inc.*^	36,732	543,266
MedImmune, Inc.*	60,710	1,965,183
Millennium Pharmaceuticals, Inc.*	251,800	2,744,620
Myriad Genetics, Inc.*^	13,765	430,845
NPS Pharmaceuticals, Inc.*	23,600	106,908
Nuvelo, Inc.*^	18,253	73,012
Onyx Pharmaceuticals, Inc.*^	79,472	840,814
OSI Pharmaceuticals, Inc.*^	8,478	296,560
Panacos Pharmaceuticals, Inc.*^	53,053	212,743
PDL BioPharma, Inc.*^	80,759	1,626,486
Regeneron Pharmaceuticals, Inc.*^	53,700	1,077,759
Theravance, Inc.*^	66,945	2,067,931
United Therapeutics Corp.*^	52,561	2,857,742
Vanda Pharmaceuticals, Inc.*^	12,960	319,464
Vertex Pharmaceuticals, Inc.*^	99,308	3,716,105
ZymoGenetics, Inc.*^	240,555	3,745,441

		83,467,942

Health Care Distributors (2.7%)
Cardinal Health, Inc.	55,000	3,543,650
McKesson Corp.	112,179	5,687,475
Profarma Distribuidora de Produtos Farmaceuticos S.A.*	40,100	552,197
PSS World Medical, Inc.*^	48,119	939,764

		10,723,086

Health Care Equipment (14.5%)
ArthroCare Corp.*	15,300	610,776
Baxter International, Inc .	136,718	6,342,348
Beckman Coulter, Inc.	39,900	2,386,020
Biomet, Inc.	35,200	1,452,704
Conor Medsystems, Inc.*	28,510	893,218
Cytyc Corp.*	90,232	2,553,566
DexCom, Inc.*^	71,174	701,776
Hospira, Inc.*	48,614	1,632,458
Kyphon, Inc.*^	23,280	940,512
Medtronic, Inc.	226,150	12,101,286
Mentor Corp.^	41,994	2,052,247
Mindray Medical International Ltd. (ADR)*^	28,760	687,939
NxStage Medical, Inc.*^	70,862	593,824
Respironics, Inc.*	57,289	2,162,660
Smith & Nephew plc.	112,616	1,174,766
St. Jude Medical, Inc.*	207,223	7,576,073
Stryker Corp.	71,510	3,940,916
Thoratec Corp.*^	68,398	1,202,437
Varian Medical Systems, Inc.*	73,999	3,520,132
Volcano Corp.*	39,110	641,013
Zimmer Holdings, Inc.*	59,527	4,665,726

		57,832,397

Health Care Facilities (1.0%)
Assisted Living Concepts, Inc.*^	61,927	612,458
Triad Hospitals, Inc.*	45,200	1,890,716
Universal Health Services, Inc., Class B	22,900	1,269,347

		3,772,521

Health Care Services (3.2%)
Caremark Rx, Inc.	38,964	2,225,234
DaVita, Inc.*	40,278	2,291,013
Express Scripts, Inc.*	24,335	1,742,386
HMS Holdings Corp.*^	62,065	940,285
Medco Health Solutions, Inc.*	42,960	2,295,782
Omnicare, Inc.^	14,975	578,484
Quest Diagnostics, Inc.	48,833	2,588,149

		12,661,333

Health Care Supplies (0.2%)
Cooper Cos., Inc.^	14,014	623,623

Health Care Technology (0.9%)
Eclipsys Corp.*^	45,018	925,570
IMS Health, Inc.	58,500	1,607,580
TriZetto Group, Inc.*^	26,989	495,788
Vital Images, Inc.*^	19,994	695,791

		3,724,729

Life Sciences Tools & Services (2.6%)
Charles River Laboratories International, Inc.*	30,602	1,323,537
Ciphergen Biosystems, Inc.*^	184,000	163,760
Dionex Corp.*^	3,830	217,199
Exelixis, Inc.*^	96,000	864,000
Illumina, Inc.*	23,340	917,495
Invitrogen Corp.*^	28,946	1,638,054
MDS, Inc.	58,672	1,072,401
Millipore Corp.*	1,425	94,905
Pharmaceutical Product Development, Inc.	62,294	2,007,113
Thermo Fisher Scientific, Inc.*	36,371	1,647,243
Varian, Inc.*	10,049	450,095

		10,395,802

Managed Health Care (5.4%)
Aetna, Inc.	50,779	2,192,637
Coventry Health Care, Inc.*	25,173	1,259,909
Health Net, Inc.*	45,099	2,194,517
UnitedHealth Group, Inc.	250,250	13,445,933

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
WellPoint, Inc.*	31,730	$2,496,834

		21,589,830

Pharmaceuticals (44.1%)
Abbott Laboratories	280,870	13,681,178
Adolor Corp.*^	70,935	533,431
Allergan, Inc.	46,209	5,533,066
Astellas Pharma, Inc.	97,400	4,422,257
AstraZeneca plc (Sponsored ADR)	87,627	4,692,426
AtheroGenics, Inc.*^	50,718	502,615
Barr Pharmaceuticals, Inc.*	23,000	1,152,760
BioMimetic Therapeutics, Inc.*^	60,440	797,204
Bristol-Myers Squibb Co.	361,450	9,513,364
Cadence Pharmaceuticals, Inc.*^	33,683	414,975
Cardiome Pharma Corp.*^	47,049	524,596
Cypress Bioscience, Inc.*^	40,737	315,712
Daiichi Sankyo Co., Ltd.	162,000	5,057,614
Eisai Co., Ltd.	123,900	6,800,436
Elan Corp. plc (ADR)*^	147,900	2,181,525
Eli Lilly & Co.	123,814	6,450,709
Endo Pharmaceuticals Holdings, Inc.*	42,192	1,163,655
Forest Laboratories, Inc.*	86,815	4,392,839
H. Lundbeck A/S	29,700	818,272
Ipsen	76,420	3,549,163
Johnson & Johnson	218,659	14,435,867
Medicines Co.*^	97,274	3,085,531
Merck & Co., Inc.	189,700	8,270,920
Merck KGaA	15,596	1,615,227
MGI Pharma, Inc.*^	120,800	2,223,928
Novartis AG (ADR)	88,245	5,068,793
Novartis AG (Registered)	53,558	3,082,207
Pfizer, Inc.	278,787	7,220,583
Pozen, Inc.*^	18,655	316,948
Roche Holding AG	64,866	11,610,732
Sanofi-Aventis	71,235	6,570,686
Sanofi-Aventis (ADR)	118,224	5,458,402
Schering-Plough Corp.	392,870	9,287,447
Sepracor, Inc.*^	13,044	803,250
Shionogi & Co., Ltd.	277,901	5,457,499
Shire plc (ADR)^	61,831	3,818,683
Teva Pharmaceutical Industries Ltd. (ADR)	72,650	2,257,962
UCB S.A. (Belgium Exchange)	37,548	2,572,183
UCB S.A. (Frankfurt Exchange)	9,801	671,772
Warner Chilcott Ltd.*	63,670	879,919
Wyeth	162,710	8,285,193
Xenoport, Inc.*^	13,092	321,409

		175,812,938

Total Health Care		380,604,201

Industrials (0.5%)
Industrial Conglomerates (0.5%)
Tyco International Ltd.	66,850	2,032,240

Total Industrials		2,032,240

Materials (0.1%)
Chemicals (0.1%)
Bayer AG	8,051	431,665

Total Materials		431,665

Total Common Stocks (97.4%)
(Cost $347,451,614)		387,866,912

SHORT-TERM INVESTMENTS:
Government Securities (0.9%)
Federal Farm Credit Bank
4.80%, 1/2/07 (o)(p)	3,600,000	3,599,040

Total Government Securities		3,599,040

Short-Term Investments of Cash Collateral for Securities Loaned (12.2%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	201,736	201,736
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	890,806	890,806
Barton Capital Corp.
5.32%, 1/11/07	827,260	827,260
Bavaria TRR Corp.
5.39%, 1/25/07	898,271	898,271
Bear Stearns Securities Corp.
5.33%, 1/2/07	3,665,462	3,665,462
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	3,591,977	3,591,977
Charta LLC
5.31%, 1/5/07	3,158,216	3,158,216
5.32%, 1/16/07	535,996	535,996
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	794,019	794,019
Series C
5.37%, 1/18/07	898,152	898,152
5.39%, 1/18/07	1,257,391	1,257,391
Corp. Andina de Fomento
5.36%, 2/20/07	1,423,155	1,423,155
Deutsche Bank AG/London
5.34%, 1/31/07	721,847	721,847
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	2,706,927	2,706,927
DZ Bank AG/New York
5.31%, 1/11/07	541,385	541,385
Ebbets Funding LLC
5.34%, 1/12/07	3,446,963	3,446,963
Fenway Funding LLC
5.40%, 1/2/07	1,183,119	1,183,119
5.37%, 1/10/07	249,852	249,852
5.36%, 2/15/07	1,788,115	1,788,115
Fifth Third Bancorp
5.35%, 1/29/08 (l)	108,276	108,276
Galleon Capital Corp.
5.33%, 2/15/07	1,788,208	1,788,208
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	397,016	397,016
5.43%, 1/29/08 (l)	721,847	721,847
Gotham Funding Corp.
5.36%, 1/16/07	2,434,570	2,434,570
Hartford Life, Inc.
5.48%, 12/28/07 (l)	288,739	288,739
HBOS Treasury Services plc
5.31%, 1/29/07	826,426	826,426
KBC Financial Products/London
5.34%, 2/1/07	1,826,093	1,826,093
Kommunalkredit International Bank
5.37%, 2/5/07	534,132	534,132
Lafayette Asset Securitization LLC
5.35%, 2/9/07	890,134	890,134
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	126,323	126,323
Liberty Street Funding Co.
5.36%, 1/12/07	1,230,148	1,230,148
5.35%, 1/16/07	2,155,301	2,155,301

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

	Principal Amount	Value (Note 1)
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	$1,804,618	$1,804,618
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	180,462	180,462
5.37%, 1/28/08 (l)	1,082,771	1,082,771
New York Life Insurance Co.
5.43%, 3/29/07 (l)	902,309	902,309
Norinchukin Bank N.Y.
5.35%, 2/28/07	1,804,618	1,804,618
Washington Mutual Bank FA
5.35%, 3/19/07	541,597	541,597

Total Short-Term Investments of Cash Collateral for Securities Loaned		48,424,237

Time Deposit (1.6%)
JPMorgan Chase Nassau
4.75%, 1/2/07	6,576,295	6,576,295

Total Short-Term Investments (14.7%)
(Cost/Amortized Cost $58,600,052)		58,599,572

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.1%)
AtheroGenics, Inc.
April-2007 @ $12.00*	179	80,550
Biomet, Inc.
January-2007 @ $40.00*	1,245	186,750
Conor Medsystems, Inc.
May-2007 @ $30.00*	278	43,090

Total Options Purchased (0.1%)
(Cost $583,612)		310,390

Total Investments (112.2%)
(Cost/Amortized Cost $406,635,278)		446,776,874
Other Assets Less Liabilities (-12.2%)		(48,519,992)

Net Assets (100%)		$398,256,882

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(c)	One contract relates to 100 shares.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Options written for the year ended December 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding —January 1, 2006	133	$17,555
Options Written	40,152	5,409,049
Options Terminated in Closing Purchase Transactions	(34,172)	(5,047,686)
Options Expired	(6,113)	(378,918)
Options Exercised	—	—

Options Outstanding—December 31, 2006	—	$—

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$558,180,930
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$530,723,137

As of December 31, 2006, the gross unrealized appreciation of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,654,568
Aggregate gross unrealized depreciation	(9,641,982)

Net unrealized appreciation	$32,012,586

Federal income tax cost of investments	$414,764,288

At December 31, 2006, the Portfolio had loaned securities with a total value of $46,900,089. This was secured by collateral of $48,424,237 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $599 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.3%)
Asset Backed Securities (0.3%)
Triton Aviation Finance,
Series 1A A1
6.120%, 6/15/25§(b) (l)	$6,372,793	$5,448,738

Total Asset-Backed and Mortgage-Backed Securities		5,448,738

Consumer Discretionary (25.1%)
Auto Components (3.0%)
American Tire Distributors, Inc.
11.610%, 4/1/12 § (l)	4,300,000	4,106,500
11.610%, 4/1/12 (l)	1,500,000	1,432,500
Arvin Capital I
9.500%, 2/1/27	2,000,000	2,032,500
ArvinMeritor, Inc.
8.750%, 3/1/12	3,810,000	3,914,775
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12	3,325,000	2,984,188
Goodyear Tire & Rubber Co.
9.140%, 12/1/09 § (l)	5,000,000	5,018,750
11.250%, 3/1/11	4,900,000	5,414,500
8.625%, 12/1/11§	2,000,000	2,065,000
9.000%, 7/1/15	2,750,000	2,880,625
Term Loan
7.950%, 4/10/10 §(b)	4,000,000	4,045,000
Tenneco, Inc.
8.625%, 11/15/14	5,800,000	5,916,000
Series B
10.250%, 7/15/13	6,300,000	6,898,500
TRW Automotive, Inc.
9.375%, 2/15/13	8,787,000	9,424,057
United Components, Inc.
9.375%, 6/15/13	3,000,000	3,105,000

		59,237,895

Automobiles (0.7%)
Ford Motor Co.
8.875%, 1/15/22	250,000	217,500
7.450%, 7/16/31	3,775,000	2,963,375
General Motors Corp.
7.125%, 7/15/13	2,700,000	2,544,750
8.250%, 7/15/23	5,400,000	5,022,000
7.400%, 9/1/25	3,500,000	2,957,500

		13,705,125

Distributors (1.0%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,985,000
7.875%, 3/1/15	1,700,000	1,657,500
SGS International, Inc.
12.000%, 12/15/13	6,035,000	6,276,400
VWR International, Inc.
6.875%, 4/15/12	5,440,000	5,474,000
8.000%, 4/15/14	5,000,000	5,150,000

		20,542,900

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	850,000	888,250
7.625%, 10/1/18	1,850,000	1,961,000

		2,849,250

Hotels, Restaurants & Leisure (3.9%)
AMF Bowling Worldwide, Inc.
10.000%, 3/1/10	5,000,000	5,181,250
Aztar Corp.
9.000%, 8/15/11	5,000,000	5,225,000
Boyd Gaming Corp.
7.125%, 2/1/16	2,250,000	2,238,750
Buffets, Inc.
12.500%, 11/1/14 §	2,000,000	2,015,000
Choctaw Resort Development Enterprise, Inc.
7.250%, 11/15/19 §	3,876,000	3,876,000
El Pollo Loco, Inc.
11.750%, 11/15/13	4,000,000	4,340,000
Gaylord Entertainment Co.
8.000%, 11/15/13	2,000,000	2,075,000
Herbst Gaming, Inc.
8.125%, 6/1/12	2,800,000	2,856,000
7.000%, 11/15/14	500,000	477,500
MGM MIRAGE
8.375%, 2/1/11	2,175,000	2,256,563
6.750%, 4/1/13	1,175,000	1,148,563
6.625%, 7/15/15	5,375,000	5,119,687
6.875%, 4/1/16	900,000	864,000
Mirage Resorts, Inc.
7.250%, 8/1/17	1,000,000	1,003,750
Riviera Holdings Corp.
11.000%, 6/15/10	5,779,000	6,125,740
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18	2,500,000	2,526,715
Seneca Gaming Corp., Series B
7.250%, 5/1/12	1,850,000	1,882,375
Six Flags, Inc., Term Loan B
8.540%, 6/30/09 §(b)(l)	1,243,129	1,255,366
8.540%, 6/30/09 §(b)(l)	741,604	748,904
Station Casinos, Inc.
6.500%, 2/1/14	1,000,000	888,750
6.875%, 3/1/16	4,350,000	3,904,125
7.750%, 8/15/16	3,075,000	3,098,063
Turning Stone Resort
Casino Enterprise
9.125%, 12/15/10 §	4,075,000	4,176,875
Wynn Las Vegas LLC/
Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	12,400,000	12,322,500

		75,606,476

Household Durables (0.8%)
Blyth, Inc.
5.500%, 11/1/13	6,750,000	5,568,750
KB Home
7.750%, 2/1/10	2,260,000	2,299,550
9.500%, 2/15/11	3,841,000	3,956,230
Legrand France S.A.
8.500%, 2/15/25	3,000,000	3,450,000

		15,274,530

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.,
Term B Loan
7.580%, 10/14/12 §(l)	983,909	986,273
7.580%, 10/18/12 §(l)	100,000	100,240
Travelport, Inc.
9.994%, 9/1/14 § (l)	1,000,000	975,001

		2,061,514

Media (12.7%)
Advanstar Communications, Inc.
10.750%, 8/15/10	3,925,000	4,224,281
12.000%, 2/15/11	1,000,000	1,045,000
Allbritton Communications Co.
7.750%, 12/15/12	6,775,000	6,842,750
AMC Entertainment, Inc.
9.875%, 2/1/12	6,873,000	7,216,650
Series B
8.625%, 8/15/12	1,780,000	1,862,325

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
American Media Operations, Inc.,
Series B
10.250%, 5/1/09		$3,295,000	$3,192,031
Block Communications, Inc.
8.250%, 12/15/15 §		5,000,000	4,987,500
CanWest MediaWorks, Inc.
8.000%, 9/15/12		2,970,000	3,099,938
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15		5,000,000	5,131,250
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		9,000,000	9,348,750
Charter Communications Holdings II LLC/ Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		5,300,000	5,545,125
Charter Communications Holdings LLC
7.755%, 4/25/13 §		3,000,000	3,017,907
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §		3,500,000	3,653,125
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	7,385,250
CMP Susquehanna Corp.
9.875%, 5/15/14 §		5,500,000	5,472,500
CSC Holdings, Inc.
6.750%, 4/15/12 §		2,950,000	2,876,250
7.875%, 2/15/18		600,000	598,500
Series B
7.625%, 4/1/11		8,750,000	8,914,062
When Issued
6.750%, 4/15/12		525,000	511,875
Dex Media West LLC/ Dex Media Finance Co., Series B
8.500%, 8/15/10		2,698,000	2,802,548
9.875%, 8/15/13		5,725,000	6,240,250
Dex Media, Inc.
0.000%, 11/15/13 (e)		6,975,000	6,225,188
0.000%, 11/15/13 (e)		2,840,000	2,534,700
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 3/15/13		800,000	832,000
6.375%, 6/15/15		4,500,000	4,314,375
Echostar DBS Corp.
6.375%, 10/1/11		1,725,000	1,714,219
7.000%, 10/1/13 §		5,125,000	5,118,594
6.625%, 10/1/14		2,600,000	2,535,000
7.125%, 2/1/16		14,775,000	14,775,000
Idearc, Inc.
8.000%, 11/15/16 §		5,100,000	5,176,500
Insight Communications Co., Inc.
12.250%, 2/15/11 (e)		7,200,000	7,542,000
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §		75,000	76,125
9.250%, 6/15/16 §		500,000	537,500
Intelsat Bridge Bank, Term Loan
11.370%, 7/3/07		5,000,000	5,000,000
Intelsat Corp.
9.000%, 6/15/16 §		2,000,000	2,117,500
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15 (e)		6,295,000	4,784,200
Intelsat Subsidiary Holding Co., Ltd.
10.484%, 1/15/12 (l)		1,900,000	1,916,625
8.250%, 1/15/13		3,175,000	3,222,625
8.625%, 1/15/15		6,825,000	7,098,000
Interpublic Group of Cos., Inc.
6.250%, 11/15/14		3,125,000	2,906,250
Kabel Deutschland GmbH
10.625%, 7/1/14		4,000,000	4,435,000
LBI Media, Inc.
10.125%, 7/15/12		4,365,000	4,632,356
Lighthouse International Co. S.A.
8.000%, 4/30/14 §(b)	EUR	4,405,000	5,926,528
8.000%, 4/30/14 (m)		75,000	108,294
Network Communications, Inc.
10.750%, 12/1/13		$6,300,000	6,363,000
Primedia, Inc.
8.875%, 5/15/11		1,750,000	1,785,000
8.000%, 5/15/13		700,000	677,250
R.H. Donnelley Corp.,
Series A-3
8.875%, 1/15/16		8,500,000	8,925,000
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,524,323
8.750%, 5/1/32		1,500,000	1,822,500
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	242,775	351,348
Unity Media GmbH
10.125%, 2/15/15 §		1,750,000	2,382,636
10.375%, 2/15/15 §		$7,250,000	7,041,562
UPC Broadband Holdings B.V.
5.500%, 3/31/13 §(l)	EUR	883,333	1,167,315
5.490%, 12/31/13 §(l)		1,000,000	1,321,666
UPC Holding B.V.
7.750%, 1/15/14 (m)(b)		925,000	1,225,850
8.625%, 1/15/14 (m)(b)		2,500,000	3,428,490
8.625%, 1/15/14 §		9,500,000	13,028,262
Visant Corp.
7.625%, 10/1/12		$3,065,000	3,103,313
WMG Holdings Corp.
0.000%, 12/15/14 (e)		6,691,000	5,352,800

			247,996,761

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		3,425,000	3,502,062
Saks, Inc.
8.250%, 11/15/08		714	743

			3,502,805

Specialty Retail (0.9%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		6,647,000	6,946,116
Group 1 Automotive, Inc.
8.250%, 8/15/13		1,700,000	1,742,500
J. Crew, Term Loan
7.130%, 5/15/13 (l)		701,754	699,415
7.176%, 5/15/13 (l)		701,754	699,415
Pep Boys - Manny, Moe & Jack
7.500%, 12/15/14		3,640,000	3,326,050
United Auto Group, Inc.
9.625%, 3/15/12		5,000,000	5,256,250

			18,669,746

Textiles, Apparel & Luxury Goods (1.7%)
Levi Strauss & Co.
10.110%, 4/1/12 (l)		7,805,000	8,009,881
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13		7,325,000	7,325,000
Quicksilver, Inc.
6.875%, 4/15/15		5,075,000	4,986,188
Rafaella Apparel Group, Inc.
11.250%, 6/15/11 §		6,707,000	6,841,140

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Simmons Co.
7.875%, 1/15/14	$5,400,000	$5,467,500

		32,629,709

Total Consumer Discretionary		492,076,711

Consumer Staples (3.2%)
Food & Staples Retailing (1.3%)
Albertson’s, Inc.
7.750%, 6/15/26	1,000,000	997,442
7.450%, 8/1/29	3,500,000	3,419,497
American Stores Co.
8.000%, 6/1/26	1,000,000	1,051,107
Delhaize America, Inc.
9.000%, 4/15/31	5,205,000	6,179,923
Ingles Markets, Inc.
8.875%, 12/1/11	4,723,000	4,923,727
Rite Aid Corp.
9.500%, 2/15/11	6,050,000	6,329,812
Roundy’s, Inc., Term Loan
8.170%, 10/27/11 §(b)	750,000	755,813
8.290%, 11/1/11 §(b)	735,000	740,696

		24,398,017

Food Products (0.1%)
Pilgrim’s Pride Corp.
9.250%, 11/15/13	2,390,000	2,491,575

Household Products (1.0%)
American Achievement Corp.
8.250%, 4/1/12	6,425,000	6,577,594
Prestige Brands, Inc.
9.250%, 4/15/12	7,769,000	7,924,380
Visant Holding Corp.
0.000%, 12/1/13 (e)	6,025,000	5,317,062

		19,819,036

Personal Products (0.3%)
NBTY, Inc.
7.125%, 10/1/15	5,000,000	4,900,000

Tobacco (0.5%)
Reynolds American, Inc.
7.250%, 6/1/13	3,500,000	3,638,236
7.625%, 6/1/16	2,275,000	2,410,440
7.750%, 6/1/18	3,950,000	4,193,130

		10,241,806

Total Consumer Staples		61,850,434

Energy (6.4%)
Energy Equipment & Services (0.2%)
Complete Production Services, Inc.
8.000%, 12/15/16 §	1,100,000	1,127,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14	2,091,000	2,106,682
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	1,790,000	1,866,075

		5,100,257

Oil, Gas & Consumable Fuels (6.2%)
Chesapeake Energy Corp.
7.500%, 9/15/13	1,900,000	1,978,375
7.000%, 8/15/14	3,875,000	3,937,969
7.750%, 1/15/15	1,500,000	1,561,875
6.625%, 1/15/16	1,000,000	993,750
6.875%, 1/15/16	3,675,000	3,707,156
Colorado Interstate Gas Co.
6.800%, 11/15/15	875,000	909,809
El Paso Corp.
7.875%, 6/15/12	3,900,000	4,182,750
7.375%, 12/15/12	1,000,000	1,052,500
8.050%, 10/15/30	3,500,000	3,885,000
El Paso Production Holding Co.
7.750%, 6/1/13	10,950,000	11,456,438
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	5,560,000	5,407,100
Ferrellgas LP
7.240%, 8/1/10	9,000,000	9,090,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12	3,775,000	3,869,375
Holly Energy Partners LP
6.250%, 3/1/15	2,000,000	1,900,000
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	1,150,000	1,129,875
8.250%, 3/1/16	6,230,000	6,541,500
Newfield Exploration Co.
6.625%, 9/1/14	1,000,000	1,000,000
6.625%, 4/15/16	1,800,000	1,791,000
Paramount Resources Ltd.
8.500%, 1/31/13	8,000,000	7,940,000
Peabody Energy Corp., Series B
6.875%, 3/15/13	2,350,000	2,408,750
PetroHawk Energy Corp.
9.125%, 7/15/13	4,250,000	4,462,500
Pogo Producing Co.
7.875%, 5/1/13	2,000,000	2,030,000
Stone Energy Corp.
8.250%, 12/15/11	1,900,000	1,866,750
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	875,000	954,745
Valero Energy Corp.
7.800%, 6/14/10	1,000,000	1,017,500
Venoco, Inc., Bank Loan
9.800%, 4/26/11	5,250,000	5,292,656
VeraSun Energy Corp.
9.875%, 12/15/12	7,500,000	7,950,000
Williams Cos., Inc.
7.875%, 9/1/21	16,250,000	17,428,125
8.750%, 3/15/32	200,000	226,000
Series A
7.500%, 1/15/31	5,150,000	5,343,125

		121,314,623

Total Energy		126,414,880

Financials (11.2%)
Capital Markets (0.6%)
Basell AF SCA
8.375%, 8/15/15 §	5,000,000	5,137,500
E*Trade Financial Corp.
8.000%, 6/15/11	5,000,000	5,225,000
7.375%, 9/15/13	1,450,000	1,508,000

		11,870,500

Consumer Finance (3.6%)
Ford Motor Credit Co.
7.375%, 10/28/09	1,750,000	1,753,728
7.875%, 6/15/10	6,960,000	7,017,810
9.750%, 9/15/10 §	2,500,000	2,659,525
7.375%, 2/1/11	19,215,000	19,021,755
10.610%, 6/15/11 § (l)	969,000	1,034,323
9.875%, 8/10/11	2,450,000	2,620,339
7.250%, 10/25/11	1,000,000	979,272
8.110%, 1/13/12 (l)	2,750,000	2,725,027
9.824%, 4/15/12 (l)	2,650,000	2,808,311
7.000%, 10/1/13	2,500,000	2,387,452
8.000%, 12/15/16	5,500,000	5,434,825
GMAC LLC
7.250%, 3/2/11	500,000	519,967
6.000%, 4/1/11	3,070,000	3,050,260

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
6.875%, 9/15/11		$5,040,000	$5,169,518
7.000%, 2/1/12		430,000	443,622
6.875%, 8/28/12		3,500,000	3,593,884
6.750%, 12/1/14		1,000,000	1,027,133
8.000%, 11/1/31		7,225,000	8,294,791

			70,541,542

Diversified Financial Services (6.1%)
AES Ironwood LLC
8.857%, 11/30/25		6,472,346	7,265,209
AES Red Oak LLC, Series A
8.540%, 11/30/19		1,679,125	1,826,048
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,450,000	4,539,000
Amadeus-Halde, Term Loan
5.813%, 4/8/13 §(b) (l)		2,000,000	2,668,330
Athena Neurosciences Finance LLC
7.250%, 2/21/08		9,500,000	9,690,000
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		7,242,000	8,002,410
Bluewater Finance Ltd.
10.250%, 2/15/12		1,475,000	1,545,063
C10 Capital SPV Ltd.
6.722%, 12/31/49 † § (l)		3,000,000	3,003,289
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp., Series B
0.000%, 10/1/14 (e)		10,500,000	9,030,000
GNC Parent Corp.
12.140%, 12/1/11 § (l)		6,950,000	6,950,000
Interactive Health LLC/ Interactive Health Finance Corp.
7.250%, 4/1/11 §		969,000	707,370
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		4,875,000	4,875,000
Pipe Acquisition Finance plc
11.604%, 12/15/10 § (l)		6,500,000	6,646,250
Rainbow National Services LLC
10.375%, 9/1/14 §		10,518,000	11,688,127
Sally Holdings LLC
9.250%, 11/15/14 §		8,725,000	8,888,594
Smurfit Kappa Funding plc
9.625%, 10/1/12		10,875,000	11,527,500
10.125%, 10/1/12	EUR	1,350,000	1,922,592
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/13 §		$4,018,000	4,359,530
TRAINS, Series HY-1-2006
7.548%, 5/1/16 §		2,400,000	2,449,152
UCI Holdco, Inc. (PIK)
12.365%, 12/15/13 §		2,850,000	2,785,875
Universal City Development Partners Ltd.
11.750%, 4/1/10		800,000	857,000
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		4,150,000	4,253,750
10.121%, 5/1/10 (l)		2,600,000	2,684,500

			118,164,589

Real Estate Investment Trusts (REITs) (0.8%)
Host Marriott LP (REIT)
7.125%, 11/1/13		2,825,000	2,888,562
Series O
6.375%, 3/15/15		1,325,000	1,306,781
Series Q
6.750%, 6/1/16		2,650,000	2,653,313
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13		4,250,000	4,207,500
Ventas Realty LP/ Ventas Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	1,965,625
9.000%, 5/1/12		1,200,000	1,356,000
7.125%, 6/1/15		1,300,000	1,365,000
6.750%, 4/1/17		625,000	645,313

			16,388,094

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,683,000
6.500%, 2/1/17		750,000	735,000

			2,418,000

Total Financials			219,382,725

Health Care (7.1%)
Biotechnology (0.3%)
Angiotech Pharmaceuticals, Inc.
9.103%, 12/1/13 § (l)		4,800,000	4,860,000
Quintiles Transnational Corp., Term Loan
9.500%, 3/31/14		1,500,000	1,518,750

			6,378,750

Health Care Equipment & Supplies (0.9%)
Accellent, Inc.
10.500%, 12/1/13		8,000,000	8,300,000
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		8,120,000	8,262,100

			16,562,100

Health Care Providers & Services (5.4%)
Chemed Corp.
8.750%, 2/24/11		6,170,000	6,385,950
DaVita, Inc.
7.250%, 3/15/15		6,750,000	6,885,000
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14		7,250,000	7,485,625
HCA, Inc.
6.950%, 5/1/12		7,000,000	6,632,500
6.250%, 2/15/13		375,000	331,875
6.750%, 7/15/13		1,975,000	1,772,562
9.125%, 11/15/14 §		1,590,000	1,699,313
7.190%, 11/15/15		1,700,000	1,458,148
9.250%, 11/15/16 §		7,140,000	7,648,725
9.625%, 11/15/16 §		11,500,000	12,362,500
7.690%, 6/15/25		3,200,000	2,648,646
HEALTHSOUTH Corp., Term Loan
8.570%, 2/2/13 §(b)(l)		3,731,250	3,753,533
Rotech Healthcare, Inc.
9.500%, 4/1/12		6,650,000	6,517,000
Select Medical Corp.
7.625%, 2/1/15		2,800,000	2,324,000
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		8,500,000	9,350,000
Tenet Healthcare Corp.
7.375%, 2/1/13		5,125,000	4,708,594
9.875%, 7/1/14		350,000	356,125
Triad Hospitals, Inc.
7.000%, 11/15/13		6,500,000	6,540,625
U.S. Oncology Holdings, Inc.
10.675%, 3/15/15 (l)		1,400,000	1,438,500
U.S. Oncology, Inc.
10.750%, 8/15/14		10,460,000	11,558,300
Western Dental Services, Inc., Term Loan
10.970%, 6/7/16 (l)		3,500,000	3,465,000

			105,322,521

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
Pharmaceuticals (0.5%)
Elan Finance plc/Elan Finance Corp.
8.875%, 12/1/13 §		$6,400,000	$6,400,000
9.496%, 12/1/13 § (l)		3,625,000	3,597,813

			9,997,813

Total Health Care			138,261,184

Industrials (8.1%)
Aerospace & Defense (0.7%)
Armor Holdings, Inc.
8.250%, 8/15/13		2,100,000	2,184,000
Bombardier, Inc.
8.000%, 11/15/14 §		2,000,000	2,050,000
DRS Technologies, Inc.
7.625%, 2/1/18		2,500,000	2,575,000
L-3 Communications Corp.
7.625%, 6/15/12		4,400,000	4,554,000
Series B
6.375%, 10/15/15		1,000,000	990,000
TransDigm, Inc.
7.750%, 7/15/14		2,000,000	2,060,000

			14,413,000

Airlines (0.1%)
Continental Airlines, Inc.,
Series 01-1
7.373%, 12/15/15		1,263,006	1,281,951

Building Products (0.3%)
Nortek, Inc.
8.500%, 9/1/14		5,940,000	5,821,200

Commercial Services & Supplies (1.9%)
Allied Waste North America, Inc.
7.875%, 4/15/13		3,150,000	3,248,438
7.250%, 3/15/15		9,145,000	9,156,431
9.250%, 5/1/21		3,294,000	3,491,640
Series B
9.250%, 9/1/12		1,250,000	1,328,125
Cardtronics, Inc.
9.250%, 8/15/13		7,000,000	7,367,500
Corrections Corp. of America
7.500%, 5/1/11		2,000,000	2,060,000
Ford Holdings, Inc.
9.300%, 3/1/30		1,700,000	1,470,500
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		6,610,000	6,329,075
Sheridan Group, Inc.
10.250%, 8/15/11		3,000,000	3,120,000

			37,571,709

Construction & Engineering (0.7%)
Ahern Rentals, Inc.
9.250%, 8/15/13		6,200,000	6,463,500
Esco Corp.
8.625%, 12/15/13 §		7,250,000	7,449,375

			13,912,875

Electrical Equipment (0.6%)
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	6,527,318
Superior Essex Communications LLC/ Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,720,000

			12,247,318

Industrial Conglomerates (0.6%)
Covalence Specialty Materials Corp.
10.250%, 3/1/16 §		6,250,000	5,718,750
Sequa Corp.
9.000%, 8/1/09		5,563,000	5,952,410

			11,671,160

Machinery (2.0%)
Accuride Corp.
8.500%, 2/1/15		5,762,000	5,545,925
Case New Holland, Inc.
9.250%, 8/1/11		8,230,000	8,713,512
Greenbrier Cos., Inc.
8.375%, 5/15/15		5,500,000	5,596,250
Invensys plc
9.875%, 3/15/11 §		163,000	174,818
Stewart & Stevenson LLC
10.000%, 7/15/14 §		4,750,000	4,987,500
Terex Corp.
9.250%, 7/15/11		2,000,000	2,092,500
7.375%, 1/15/14		6,610,000	6,709,150
Trimas Corp.
9.875%, 6/15/12		3,791,000	3,667,792
Trinity Industries, Inc.
6.500%, 3/15/14		2,325,000	2,284,313

			39,771,760

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	2,978,850

Road & Rail (1.0%)
Hertz Corp.
7.300%, 12/21/12 §		489,173	492,230
8.875%, 1/1/14 §		5,450,000	5,708,875
Term B Loan
7.570%, 12/21/12 § (l)		4,414	4,441
7.570%, 12/21/12 § (l)		505,778	508,939
7.570%, 12/21/12 § (l)		505,778	508,939
Term DD Loan
7.300%, 12/21/12 §(l)		75,495	75,967
7.310%, 12/21/12 §(l)		184,949	185,964
Term Loan
5.330%, 12/21/12 § (l)		222,222	223,611
Kansas City Southern de
Mexico S.A. de C.V.
9.375%, 5/1/12		1,350,000	1,441,125
United Rentals North America, Inc.
7.750%, 11/15/13		3,900,000	3,914,625
7.000%, 2/15/14		5,500,000	5,396,875

			18,461,591

Total Industrials			158,131,414

Information Technology (4.3%)
Communications Equipment (0.3%)
Nortel Networks Ltd.
9.624%, 7/15/11 § (l)		2,425,000	2,555,344
10.125%, 7/15/13 §		1,650,000	1,782,000
10.750%, 7/15/16 §		950,000	1,039,062

			5,376,406

Computers & Peripherals (0.4%)
Compucom Systems, Inc.
12.000%, 11/1/14 §		5,000,000	5,150,000
Solar Capital Corp.
7.215%, 2/11/13 §		1,979,900	2,003,411

			7,153,411

Electronic Equipment & Instruments (1.0%)
Celestica, Inc.
7.875%, 7/1/11		6,010,000	5,949,900
7.625%, 7/1/13		1,700,000	1,657,500
NXP B.V./NXP Funding LLC
9.500%, 10/15/15 §		4,500,000	4,612,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
Sanmina-SCI Corp.
8.125%, 3/1/16		$3,375,000	$3,265,313
Solectron Global Finance Ltd.
8.000%, 3/15/16		3,700,000	3,746,250

			19,231,463

IT Services (0.9%)
Iron Mountain, Inc.
8.625%, 4/1/13		2,438,000	2,517,235
6.625%, 1/1/16		4,000,000	3,840,000
SunGard Data Systems, Inc.
9.125%, 8/15/13		11,535,000	12,111,750

			18,468,985

Office Electronics (0.2%)
Xerox Capital Trust I
8.000%, 2/1/27		3,800,000	3,880,750

Semiconductors & Semiconductor Equipment (1.2%)
Amkor Technologies, Inc.
7.125%, 3/15/11		1,300,000	1,212,250
9.250%, 6/1/16		3,700,000	3,626,000
Freescale Semiconductor, Inc.
8.875%, 12/15/14 §		2,875,000	2,864,219
9.125%, 12/15/14 §		12,875,000	12,794,531
Sensata Technologies B.V.
8.250%, 5/1/14 § (e)		3,975,000	3,816,000

			24,313,000

Software (0.3%)
UGS Corp.
10.000%, 6/1/12		5,000,000	5,450,000

Total Information Technology			83,874,015

Materials (11.6%)
Chemicals (4.7%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	110,500
Cognis Holdings GmbH (PIK)
12.282%, 1/15/15 §	EUR	8,992,752	12,362,270
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 5/1/11		$7,582,000	8,074,830
Ferro Corp., Term Loan
0.750%, 6/6/12 (l)		2,222,222	2,215,278
5.370%, 6/6/12 (l)		277,778	276,910
8.130%, 6/6/12 (l)		2,500,001	2,492,187
Headwaters, Inc., Term B Loan
6.860%, 4/30/11 §(b)(l)		2,372,201	2,355,892
7.430%, 4/30/11 (l)		324,675	322,443
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,557,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14 §		3,000,000	3,041,250
Huntsman LLC
11.500%, 7/15/12		2,734,000	3,082,585
Ineos Group Holdings plc
6.904%, 10/7/13§(b)		990,000	999,075
7.404%, 10/7/14§(b)		990,000	999,075
8.500%, 2/15/16 §		9,975,000	9,526,125
Lyondell Chemical Co.
8.000%, 9/15/14		2,900,000	3,008,750
8.250%, 9/15/16		1,800,000	1,890,000
Mosaic Co.
7.625%, 12/1/16 §		1,300,000	1,347,125
Nalco Co.
7.750%, 11/15/11		1,850,000	1,891,625
8.875%, 11/15/13		2,650,000	2,805,688
OM Group, Inc.
9.250%, 12/15/11		6,905,000	7,224,356
Phibro Animal Health Corp.
13.000%, 8/1/14 §		4,850,000	4,910,625
PQ Corp.
7.500%, 2/15/13		3,500,000	3,447,500
Rhodia S.A.
10.250%, 6/1/10		3,040,000	3,465,600
8.875%, 6/1/11		6,337,000	6,685,535
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		4,680,000	4,715,100
SigmaKalon, Term A Loan
10.500%, 8/15/15 §(b)		954,315	1,253,463

			93,060,787

Containers & Packaging (3.0%)
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13		875,000	901,250
7.750%, 11/15/15		3,700,000	3,838,750
Graham Packaging Co., Inc.
8.500%, 10/15/12		6,625,000	6,691,250
Greif, Inc.
8.875%, 8/1/12		1,905,000	2,000,250
Impress Holdings B.V.
9.250%, 9/15/14 §		6,500,000	8,785,506
Jefferson Smurfit Corp.
8.250%, 10/1/12		6,502,000	6,339,450
7.500%, 6/1/13		400,000	376,000
JSG Packaging Ltd.
5.920%, 11/29/13 § (l)		154,513	205,161
6.080%, 11/29/13 § (l)		103,008	136,774
6.110%, 11/29/13 § (l)		116,205	154,296
6.140%, 11/29/13 § (l)		200,294	265,949
6.390%, 11/29/14 § (l)		154,513	206,101
6.420%, 11/29/14 § (l)		103,008	137,401
6.580%, 11/29/14 § (l)		116,205	155,003
6.610%, 11/29/14 § (l)		200,294	267,168
Kappa Jefferson,
Term B Loan
6.290%, 2/1/11 (l)		375,981	499,224
Term C Loan
6.760%, 10/25/11 (l)		375,981	501,513
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,628,937
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		4,176,000	4,269,960
8.750%, 11/15/12		5,104,000	5,410,240
8.250%, 5/15/13		1,375,000	1,421,406
6.750%, 12/1/14		8,225,000	7,978,250
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08 †§ (h)		729,508	11,854
Smurfit-Stone Container Enterprises, Inc.
9.750%, 2/1/11		2,578,000	2,658,562
8.375%, 7/1/12		4,175,000	4,091,500

			58,931,755

Metals & Mining (1.5%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12		3,625,000	3,933,125
Compass Minerals International, Inc.,
Series B
0.000%, 6/1/13 (e)		6,461,000	6,154,103
Edgen Acquisition Corp.
9.875%, 2/1/11		7,482,000	7,631,640
Metals USA Holdings Corp.
11.365%, 1/15/12 § (l)		2,350,000	2,256,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount		Value (Note 1)
Neenah Corp.
9.500%, 1/1/17 §		$7,000,000	$7,035,000
Novelis, Inc.
8.250%, 2/15/15 §		2,540,000	2,457,450

			29,467,318

Paper & Forest Products (2.4%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15		2,200,000	1,903,000
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		1,475,000	1,401,250
7.750%, 6/15/11		1,750,000	1,570,625
6.000%, 6/20/13		4,275,000	3,420,000
8.850%, 8/1/30		1,333,000	1,093,060
Bowater Canada Finance Corp.
7.950%, 11/15/11		3,730,000	3,655,400
Cascades, Inc.
7.250%, 2/15/13		3,000,000	2,992,500
Georgia-Pacific Corp.
9.500%, 12/1/11		900,000	985,500
7.125%, 1/15/17 §		1,500,000	1,496,250
8.000%, 1/15/24		5,480,000	5,562,200
7.375%, 12/1/25		5,100,000	4,972,500
7.250%, 6/1/28		3,050,000	2,958,500
7.750%, 11/15/29		800,000	798,000
Term Loan B
7.320%, 12/24/12 (l)		1,523,810	1,530,581
7.330%, 12/24/12 (l)		360,952	362,557
7.340%, 12/24/12 (l)		95,238	95,661
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,626,250
Newark Group, Inc.
9.750%, 3/15/14		3,900,000	3,909,750
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	286,500
Verso Paper Holdings LLC/Verson Paper, Inc.
9.125%, 8/1/14 §		4,350,000	4,534,875

			46,154,959

Total Materials			227,614,819

Telecommunication Services (7.0%)
Diversified Telecommunication Services (5.3%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		3,825,000	3,958,875
8.375%, 1/15/14		6,625,000	6,807,187
Citizens Communications Co.
7.875%, 1/15/27 §		1,000,000	1,010,000
9.000%, 8/15/31		3,490,000	3,786,650
Hawaiian Telcom Communications, Inc.,
Series B
9.750%, 5/1/13		4,425,000	4,436,062
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09		2,595,000	2,637,169
Level 3 Communications, Inc.
11.000%, 3/15/08		2,493,000	2,555,325
Nordic Telephone Co. Holdings ApS
5.707%, 11/30/13§ (b)	EUR	2,000,000	2,666,618
8.250%, 5/1/16 §(b)		1,500,000	2,175,773
8.750%, 5/1/16§(b)		2,000,000	2,901,030
8.875%, 5/1/16 §		$200,000	214,000
NTL Cable plc
8.750%, 4/15/14	EUR	1,000,000	1,419,197
9.125%, 8/15/16		$4,000,000	4,225,000
Qwest Capital Funding, Inc.
7.900%, 8/15/10		4,000,000	4,165,000
7.250%, 2/15/11		1,450,000	1,480,812
Qwest Communications International, Inc.
8.874%, 2/15/09 (l)		2,000,000	2,025,000
7.250%, 2/15/11		200,000	204,500
7.500%, 2/15/14		14,050,000	14,471,500
Series B
7.500%, 2/15/14		5,657,000	5,826,710
Qwest Corp.
8.875%, 3/15/12		7,400,000	8,241,750
7.625%, 6/15/15		475,000	508,250
7.500%, 6/15/23		5,000,000	5,037,500
7.200%, 11/10/26		1,600,000	1,612,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		6,500,000	6,946,875
West Corp.
9.500%, 10/15/14 §		6,000,000	6,000,000
Wind Acquisition Finance S.A.
5.634%, 6/17/13 §(b)		1,000,000	1,326,892
6.134%, 6/17/14 §(b)		1,000,000	1,333,485
10.750%, 12/1/15 §		1,600,000	1,820,000
Windstream Corp.
8.625%, 8/1/16 §		3,500,000	3,832,500

			103,625,660

Wireless Telecommunication Services (1.7%)
American Cellular Corp.,
Series B
10.000%, 8/1/11		3,625,000	3,833,437
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08		5,000,000	5,012,500
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 (b)(m)		1,000,000	1,050,700
8.000%, 1/28/12 §		1,150,000	1,204,625
Nextel Communications, Inc.,
Series D
7.375%, 8/1/15		6,525,000	6,690,898
Rogers Wireless, Inc.
6.375%, 3/1/14		2,300,000	2,328,750
7.500%, 3/15/15		5,590,000	6,065,150
Rural Cellular Corp.
9.875%, 2/1/10		2,925,000	3,111,469
Stratos Global Corp.
9.875%, 2/15/13		3,600,000	3,474,000

			32,771,529

Total Telecommunication Services			136,397,189

Utilities (6.4%)
Electric Utilities (1.8%)
Edison Mission Energy
7.500%, 6/15/13		950,000	992,750
7.750%, 6/15/16		1,450,000	1,537,000
Midwest Generation LLC
8.750%, 5/1/34		2,150,000	2,332,750
Series B
8.560%, 1/2/16		3,840,081	4,233,689
Term B Loan
4.380%, 4/27/11		8,562	8,565
Mirant Americas Generation LLC
8.300%, 5/1/11		6,250,000	6,406,250
Reliant Energy, Inc.
9.250%, 7/15/10		2,000,000	2,100,000
6.750%, 12/15/14		5,225,000	5,107,437
Sierra Pacific Resources
7.803%, 6/15/12		1,000,000	1,046,423
8.625%, 3/15/14		3,300,000	3,543,075
6.750%, 8/15/17		4,050,000	3,972,281
Tenaska Alabama Partners LP
7.000%, 6/30/21 §		3,222,625	3,200,563

			34,480,783

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Gas Utilities (1.6%)
AmeriGas Partners LP
7.250%, 5/20/15	$5,250,000	$5,315,625
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	7,825,000	7,825,000
ANR Pipeline Co.
8.875%, 3/15/10	1,000,000	1,049,090
SemGroup plc
8.750%, 11/15/15 §	3,925,000	3,944,625
Sonat, Inc.
7.625%, 7/15/11	5,250,000	5,565,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	7,500,000	7,350,000

		31,049,340

Independent Power Producers & Energy Traders (1.6%)
AES Corp.
8.750%, 5/15/13 §	4,875,000	5,222,344
Dynegy Holdings, Inc.
8.375%, 5/1/16	2,450,000	2,572,500
7.125%, 5/15/18	1,500,000	1,462,500
NRG Energy, Inc.
7.250%, 2/1/14	4,025,000	4,055,188
7.375%, 2/1/16	12,545,000	12,607,725
7.375%, 1/15/17	6,425,000	6,441,062

		32,361,319

Multi-Utilities (1.4%)
Dynegy-Roseton Danskammer
7.270%, 11/8/10	6,500,000	6,646,250
7.670%, 11/8/16	1,950,000	2,020,687
PSEG Energy Holdings LLC
8.500%, 6/15/11	9,205,000	9,895,375
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	2,966,993	3,323,032
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 § (h)	2,576,658	2,486,475
TECO Energy, Inc.
6.750%, 5/1/15	2,450,000	2,560,250

		26,932,069

Total Utilities		124,823,511

Total Long-Term Debt Securities (90.7%) (Cost $1,736,022,560)		1,774,275,620

CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Media (0.1%)
EchoStar Communications Corp.
5.750%, 5/15/08	1,125,000	1,146,094

Total Consumer Discretionary		1,146,094

Financials (0.3%)
Capital Markets (0.2%)
Deutsche Bank AG/London
1.800%, 5/29/09 §	650,000	632,645
2.000%, 10/7/09 §	1,300,000	1,238,380
0.950%, 1/15/10 †§(b)	1,250,000	1,247,270
Lehman Brothers Holdings, Inc.
1.383%, 6/15/09	650,000	731,900

		3,850,195

Diversified Financial Services (0.1%)
IXIS Financial Products, Inc.
0.800%, 6/15/09 §	650,000	630,377
1.650%, 6/15/09 §	650,000	664,118
1.875%, 6/15/09 §	650,000	645,794

		1,940,289

Total Financials		5,790,484

Health Care (0.2%)
Biotechnology (0.2%)
NPS Pharmaceuticals, Inc.
3.000%, 6/15/08	5,000,000	4,518,750

Total Health Care		4,518,750

Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,390,625

Total Utilities		2,390,625

Total Convertible Bonds (0.7%) (Cost $13,454,034)		13,845,953

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.*†§(b) (Cost $—)	1,867	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.1%)
ING U.S. Funding LLC
5.19%, 2/27/07	$9,100,000	9,024,551
Rabobank USA Finance Corp.
5.28%, 1/2/07	7,000,000	6,997,947
Santander Central Hispano Finance Delaware, Inc.
5.25%, 1/5/07	5,200,000	5,196,208
Societe Generale North America, Inc.
5.02%, 3/1/07	900,000	892,528
UBS Finance Delaware LLC
5.13%, 3/8/07	18,500,000	18,324,990

Total Commercial Paper		40,436,224

Government Securities (0.0%)
U.S. Treasury Bills
4.68%, 3/15/07 (p)	770,000	762,657

Time Deposit (4.7%)
JPMorgan Chase Nassau
4.75%, 1/2/07	92,098,402	92,098,402

Total Short-Term Investments (6.8%) (Cost/Amortized Cost $133,296,565)		133,297,283

Total Investments (98.2%) (Cost/Amortized Cost $1,882,773,159)		1,921,418,856
Other Assets Less Liabilities (1.8%)		35,018,116

Net Assets (100%)		$1,956,436,972

*	Non-income producing.
†	Securities (totaling $4,262,413 or 0.22% of net assets) valued at fair value.

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December 31, 2006

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $397,518,116 or 20.3% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

At December 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/06	Unrealized Depreciation
U.S. 10 Year Treasury Notes	547	March 2007	$59,281,125	$58,785,406	$(495,719)
EURODollar	439	December 2007	104,495,825	104,317,375	(178,450)

					$(674,169)

At December 31, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 1/23/07	353	$471,748	$465,931	$(5,817)
European Union, expiring 2/28/07	2,600	3,312,920	3,437,157	124,237

				$118,420

Foreign Currency Sell Contracts
European Union, expiring 1/10/07	28,303	$36,063,569	$37,333,072	$(1,269,503)
European Union, expiring 2/28/07	3,975	5,120,993	5,254,884	(133,891)
European Union, expiring 2/28/07	8,750	11,277,175	11,567,354	(290,179)
European Union, expiring 2/28/07	985	1,265,262	1,302,154	(36,892)
European Union, expiring 4/24/07	10,300	13,100,055	13,645,955	(545,900)
European Union, expiring 4/24/07	2,000	2,580,240	2,649,700	(69,460)
European Union, expiring 7/16/07	9,900	13,063,248	13,156,099	(92,851)

				$(2,438,676)

				$(2,320,256)

Options written for the year ended December 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	341	$170,673
Options Written	1,835	442,255
Options Terminated in Closing Purchase Transactions	(2,176)	(612,928)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—December 31, 2006	—	$—

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PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,498,329,678
Long-term U.S. Treasury securities	272,363,251

$1,770,692,929

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,457,239,594
Long-term U.S. Treasury securities	328,943,600

$1,786,183,194

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,195,816
Aggregate gross unrealized depreciation	(10,292,893)

Net unrealized appreciation	$36,902,923

Federal income tax cost of investments	$1,884,515,933

The Portfolio has a net capital loss carryforward of $315,974,892 of which $29,624,243 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.1%)
BHP Billiton Ltd.^	419,334	$8,362,132
CSL Ltd.^	235,665	12,142,553
Macquarie Airports Management Ltd.	1,466,300	4,160,655
Macquarie Bank Ltd.^	296,650	18,455,376
Macquarie Infrastructure Group^	656,000	1,789,025
National Australia Bank Ltd.^	178,700	5,690,394
QBE Insurance Group Ltd.^	296,400	6,740,008
Zinifex Ltd.^	549,600	8,139,729

		65,479,872

Austria (1.4%)
Erste Bank der Oesterreichischen Sparkassen AG	267,145	20,466,931
OMV AG^	62,000	3,514,703
voestalpine AG^	115,100	6,491,486

		30,473,120

Belgium (1.3%)
Dexia	191,615	5,242,967
Fortis (London International Exchange)^	185,809	7,916,500
Fortis (virt-x Exchange)	222,700	9,491,200
KBC Groep N.V	38,200	4,679,599

		27,330,266

Brazil (1.6%)
Cia Vale do Rio Doce (ADR)	258,706	7,693,917
Gafisa S.A.*§	261,444	3,911,251
Petroleo Brasileiro S.A. (ADR)	72,184	7,434,230
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	167,285	15,550,813

		34,590,211

Canada (1.8%)
Bombardier, Inc., Class B*	497,200	1,687,669
Canadian National Railway Co.	149,389	6,428,209
Celestica, Inc.*	106,000	827,086
Gerdau Ameristeel Corp.	391,200	3,499,520
Husky Energy, Inc.^	55,800	3,742,057
ING Canada, Inc.	95,700	4,310,900
IPSCO, Inc.	44,543	4,194,399
Nexen, Inc.^	63,900	3,525,290
Shoppers Drug Mart Corp.^	155,928	6,711,724
Teck Cominco Ltd., Class B	54,300	4,101,547

		39,028,401

China (0.9%)
Industrial & Commercial Bank of China Ltd., Class H*^§	30,939,000	19,214,423

Denmark (0.2%)
Carlsberg A/S, Class B^	43,300	4,296,988

Finland (1.0%)
Nokia Oyj	850,255	17,356,002
Sampo Oyj, Class A	161,700	4,324,217

		21,680,219

France (10.2%)
Accor S.A	102,100	7,903,026
Air France-KLM^	57,400	2,413,770
Arkema*	5,735	294,407
BNP Paribas	216,238	23,567,017
Cie de Saint-Gobain^	120,626	10,124,390
Compagnie Generale des Etablissements Michelin, Class B	33,800	3,231,352
Credit Agricole S.A.^	166,594	6,998,979
France Telecom S.A	227,100	6,273,800
Imerys S.A.^	60,001	5,332,709
J.C. Decaux S.A.^	231,027	6,604,676
Lafarge S.A.^	69,505	10,329,267
LVMH Moet Hennessy Louis Vuitton S.A.^	129,005	13,600,490
Renault S.A.^	117,300	14,075,666
Sanofi-Aventis^	234,391	21,620,124
Societe Generale^	57,435	9,739,735
Total S.A.^	567,032	40,862,720
Vallourec	48,587	14,114,455
Veolia Environnement^	255,784	19,697,711

		216,784,294

Germany (6.7%)
Allianz SE (Registered)	31,900	6,509,969
BASF AG	123,086	11,986,398
Bayerische Motoren Werke (BMW) AG	91,363	5,241,903
Continental AG^	271,390	31,528,208
DaimlerChrysler AG	41,800	2,579,596
Deutsche Lufthansa AG (Registered)	260,900	7,173,146
Deutsche Post AG (Registered)^	201,976	6,083,106
Deutsche Telekom AG (Registered)	290,500	5,301,659
E.ON AG^	80,100	10,861,302
Epcos AG*^	48,200	962,918
Fresenius Medical Care AG & Co. KGaA	19,500	2,596,310
Linde AG	2,115	218,263
Muenchener Rueckversicherungs AG (Registered)^	83,700	14,394,586
RWE AG	79,410	8,743,619
SAP AG^	301,608	16,012,022
Siemens AG (Registered)	99,342	9,843,139
TUI AG^	145,200	2,898,825

		142,934,969

Hong Kong (3.2%)
China Mobile Ltd.	1,506,500	13,017,043
CNOOC Ltd. (ADR)	75,183	7,114,567
Esprit Holdings Ltd.	2,548,000	28,453,991
Kerry Properties Ltd.^	133,986	626,235
Melco PBL Entertainment Macau Ltd. (ADR)*	317,355	6,746,967
Orient Overseas International Ltd.	174,000	1,107,461
Shangri-La Asia Ltd.^	2,852,973	7,355,056
Sino Land Co.^	1,009,675	2,357,607

		66,778,927

India (0.4%)
ICICI Bank Ltd. (ADR)	214,991	8,973,724

Ireland (0.3%)
Bank of Ireland	273,700	6,316,004

Italy (4.6%)
Banca Intesa S.p.A.^	2,858,157	22,048,116
Banca Popolare di Verona e Novara S.c.r.l.^	89,100	2,555,445
Buzzi Unicem S.p.A.^	158,000	4,485,704
ENI S.p.A	959,971	32,254,260
Fondiaria-Sai S.p.A.^	125,271	5,986,435
Fondiaria-Sai S.p.A. (RNC)	14,200	502,949
Italcementi S.p.A.^	157,800	4,446,733
Mediaset S.p.A.^	339,200	4,021,102
San Paolo IMI S.p.A.^	531,529	12,335,852

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
UniCredito Italiano S.p.A	1,035,200	$9,064,041

		97,700,637

Japan (18.3%)
Advantest Corp.^	125,600	7,188,888
Alps Electric Co., Ltd.^	341,600	3,701,109
Astellas Pharma, Inc.	148,400	6,737,812
Bank of Yokohama Ltd.	573,000	4,481,860
Canon, Inc.^	304,500	17,121,816
Credit Saison Co., Ltd.^	82,700	2,845,621
Daikin Industries Ltd.^	369,864	12,850,799
Dainippon Ink & Chemicals, Inc.^	895,000	3,485,208
East Japan Railway Co.	660	4,403,508
EDION Corp.	122,000	1,807,142
Hirose Electric Co., Ltd.	28,100	3,186,027
Honda Motor Co., Ltd.	433,100	17,083,379
Hoya Corp.	184,700	7,192,379
Isuzu Motors Ltd.^	1,326,000	6,220,754
Itochu Corp.	502,000	4,116,101
Japan Tobacco, Inc.	2,134	10,297,931
JFE Holdings, Inc.^	292,100	15,027,258
Leopalace21 Corp.	98,100	3,128,530
Marubeni Corp.	1,718,000	8,708,590
Mitsubishi Corp.^	521,500	9,803,701
Mitsubishi UFJ Financial Group, Inc.	1,109	13,681,591
Mitsui Chemicals, Inc.	513,000	3,943,670
Mitsui Fudosan Co., Ltd.^	266,000	6,485,082
Mitsui O.S.K. Lines Ltd.^	687,000	6,768,814
Mitsui Trust Holdings, Inc.	852,000	9,767,378
Mizuho Financial Group, Inc.	859	6,127,733
Nidec Corp.^	80,300	6,199,992
Nikko Cordial Corp.^	310,000	3,551,257
Nippon Electric Glass Co., Ltd.	310,000	6,504,133
Nippon Mining Holdings, Inc.	753,500	5,413,084
Nippon Telegraph & Telephone Corp.	1,688	8,301,523
Nissan Motor Co., Ltd.	511,200	6,147,871
Nitto Denko Corp.^	90,600	4,531,711
Nomura Holdings, Inc.	185,800	3,500,659
ORIX Corp.	39,000	11,275,649
Secom Co., Ltd.	14,000	724,938
Sega Sammy Holdings, Inc.	247,938	6,679,375
Seiko Epson Corp.^	102,500	2,490,349
Seven & I Holdings Co., Ltd.	189,300	5,878,142
Sharp Corp.	379,000	6,520,498
Shin-Etsu Chemical Co., Ltd.	99,700	6,668,700
SMC Corp.	45,500	6,445,722
Sony Corp.^	263,200	11,265,326
Sumitomo Corp.	522,000	7,802,291
Sumitomo Heavy Industries Ltd.	400,000	4,196,215
Sumitomo Mitsui Financial Group, Inc.^	2,048	20,968,990
Tokyo Electric Power Co., Inc.^	191,500	6,187,528
Toshiba Corp.^	499,000	3,245,563
Toyota Motor Corp.	578,000	38,612,563
Yamada Denki Co., Ltd.^	100,100	8,484,831

		387,759,591

Mexico (2.4%)
America Movil S.A.de C.V. (ADR)	521,393	23,577,391
Cemex S.A.B. de C.V. (Sponsored ADR)*	574,495	19,463,890
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	40,000	4,630,400
Wal-Mart de Mexico S.A. de C.V., Series V	875,600	3,843,877

		51,515,558

Netherlands (4.9%)
ABN AMRO Holding N.V.	231,519	7,433,873
Buhrmann N.V	207,700	3,083,929
European Aeronautic Defence & Space Co. N.V.^	220,230	7,579,608
ING Groep N.V. (CVA)	927,475	41,081,071
Koninklijke Philips Electronics N.V	145,732	5,490,283
Mittal Steel Co. N.V.^	210,851	8,891,677
Reed Elsevier N.V.	380,122	6,476,122
Royal Dutch Shell plc, Class A	333,000	11,733,031
Royal Dutch Shell plc, Class B	71,028	2,488,323
Wolters Kluwer N.V.	341,676	9,817,507

		104,075,424

Singapore (0.5%)
CapitaLand Ltd.	1,725,000	6,970,605
Flextronics International Ltd.*	167,400	1,921,752
Neptune Orient Lines Ltd.^	378,000	514,906

		9,407,263

South Korea (1.0%)
Samsung Electronics Co., Ltd.	33,330	21,969,129

Spain (1.7%)
Altadis S.A	112,665	5,890,630
Banco Bilbao Vizcaya Argentaria S.A.	394,700	9,493,394
Banco Popular Espanol S.A.	246,805	4,468,420
Banco Santander Central Hispano S.A.	311,100	5,800,681
Repsol YPF S.A.^	293,700	10,146,933

		35,800,058

Sweden (2.1%)
Nordea Bank AB	328,000	5,056,846
Svenska Cellulosa AB, Class B	109,500	5,720,627
Telefonaktiebolaget LM Ericsson (ADR)	550,125	22,131,529
Telefonaktiebolaget LM Ericsson, Class B	2,618,200	10,579,165

		43,488,167

Switzerland (9.3%)
ABB Ltd. (Registered)^	610,341	10,924,839
Adecco S.A. (Registered)^	83,120	5,668,666
Credit Suisse Group (Registered)	166,000	11,592,938
Holcim Ltd. (Registered)	86,655	7,929,355
Lonza Group AG (Registered)^	150,753	13,004,253
Nestle S.A. (Registered)	71,108	25,223,039
Novartis AG (Registered)	248,611	14,307,301
Roche Holding AG	222,482	39,823,312
Syngenta AG (Registered)*	62,211	11,553,399
UBS AG (Registered)	612,059	37,128,671
Xstrata plc	199,880	9,975,476
Zurich Financial Services AG	37,585	10,099,025

		197,230,274

Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	891,104	9,739,767

United Kingdom (18.3%)
Acergy S.A.*^	398,016	7,670,934
AstraZeneca plc	145,900	7,835,442
Aviva plc	638,858	10,277,804

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
BAE Systems plc	3,795,321	$31,624,763
Barclays plc	1,622,644	23,183,031
BG Group plc	549,362	7,451,024
BHP Billiton plc	173,900	3,180,556
BP plc	513,200	5,700,023
British American Tobacco plc	104,500	2,922,622
British Land Co. plc (REIT)	255,331	8,565,219
Burberry Group plc	118,287	1,494,367
Centrica plc	1,286,462	8,925,598
Diageo plc	711,711	13,964,075
Friends Provident plc	860,880	3,656,171
George Wimpey plc	132,500	1,448,315
GlaxoSmithKline plc	569,429	14,978,315
Greene King plc	173,300	3,856,409
HBOS plc	462,790	10,253,084
HSBC Holdings plc^	1,102,000	20,205,754
J. Sainsbury plc	860,412	6,891,587
Kingfisher plc	1,138,396	5,313,808
Man Group plc	1,773,477	18,144,446
Mitchells & Butlers plc	244,882	3,405,219
Northern Rock plc	470,822	10,854,908
Reckitt Benckiser plc	219,474	10,025,546
Royal & Sun Alliance Insurance Group	951,491	2,839,871
Royal Bank of Scotland Group plc	953,816	37,204,546
Schroders plc	187,220	4,089,221
Smith & Nephew plc	622,641	6,495,147
Standard Chartered plc	287,104	8,383,631
Taylor Woodrow plc	277,500	2,315,003
Tesco plc	3,516,315	27,837,512
Vodafone Group plc	10,513,321	29,115,247
Wm. Morrison Supermarkets plc	1,153,584	5,745,940
Wolseley plc	447,266	10,793,271
Wolverhampton & Dudley Breweries plc	81,000	2,869,378
WPP Group plc	682,964	9,229,658

		388,747,445

Total Common Stocks (95.7%) (Cost $1,671,781,739)		2,031,314,731

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.8%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$1,303,663	1,303,663
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	5,756,584	5,756,584
Barton Capital Corp.
5.32%, 1/11/07	5,345,935	5,345,935
Bavaria TRR Corp.
5.39%, 1/25/07	5,804,823	5,804,823
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	23,687,002	23,687,002
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	23,212,127	23,212,127
Charta LLC
5.31%, 1/5/07	20,409,073	20,409,073
5.32%, 1/16/07	3,463,724	3,463,724
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	5,131,121	5,131,121
Series C
5.37%, 1/18/07	5,804,054	5,804,054
5.39%, 1/18/07	8,125,535	8,125,535
Corp. Andina de Fomento
5.36%, 2/20/07	9,196,739	9,196,739
Deutsche Bank/London
5.34%, 1/31/07 (l)	4,664,733	4,664,733
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	17,492,749	17,492,749
DZ Bank AG/New York
5.31%, 1/11/07	3,498,550	3,498,550
Ebbets Funding LLC
5.34%, 1/12/07	22,275,018	22,275,018
Fenway Funding LLC
5.40%, 1/2/07	7,645,572	7,645,572
5.37%, 1/10/07	1,614,595	1,614,595
5.36%, 2/15/07	11,555,186	11,555,186
Fifth Third Bancorp
5.35%, 1/29/08 (l)	699,704	699,704
Galleon Capital Corp.
5.33%, 2/15/07	11,555,788	11,555,788
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	2,565,603	2,565,603
5.43%, 1/29/08 (l)	4,664,733	4,664,733
Gotham Funding Corp.
5.36%, 1/16/07	15,732,722	15,732,722
Hartford Life, Inc.
5.48%, 12/28/07 (l)	1,865,893	1,865,893
HBOS Treasury Services plc
5.31%, 1/29/07	5,340,544	5,340,544
KBC Financial Products/London
5.34%, 2/1/07	11,800,609	11,800,609
Kommunalkredit International Bank
5.37%, 2/5/07	3,451,679	3,451,679
Lafayette Asset Securitization LLC
5.35%, 2/9/07	5,752,238	5,752,238
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	816,328	816,328
Liberty Street Funding Co.
5.36%, 1/12/07	7,949,480	7,949,480
5.35%, 1/16/07	13,928,023	13,928,023
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	11,661,833	11,661,833
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	1,166,183	1,166,183
5.37%, 1/28/08 (l)	6,997,100	6,997,100
New York Life Insurance Co.
5.43%, 3/29/07 (l)	5,830,917	5,830,917
Norinchukin Bank N.Y.
5.35%, 2/28/07	11,661,833	11,661,833
Washington Mutual Bank FA
5.35%, 3/19/07	3,499,917	3,499,917

Total Short-Term Investments of Cash Collateral for Securities Loaned		312,927,910

Time Deposit (2.7%)
JPMorgan Chase Nassau
4.75%, 1/2/07	57,786,075	57,786,075

Total Short-Term Investments (17.5%) (Amortized Cost $370,713,985)		370,713,985

Total Investments (113.2%) (Cost/Amortized Cost $2,042,495,724)		2,402,028,716
Other Assets Less Liabilities (-13.2%)		(279,917,698)

Net Assets (100%)		$2,122,111,018

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $23,125,674 or 1.09% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares

At December 31, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/06	Unrealized Appreciation
Dow Jones Euro Stoxx 50 Index	200	March-07	$10,755,030	$10,963,256	$208,226
TOPIX Index	5	March-07	673,919	706,013	32,094

					$240,320

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,517,092,537
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$615,989,314

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$366,274,009
Aggregate gross unrealized depreciation	(15,288,830)

Net unrealized appreciation	$350,985,179

Federal income tax cost of investments	$2,051,043,537

At December 31, 2006, the Portfolio had loaned securities with a total value of $299,247,961. This was secured by collateral of $312,927,910 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.3%)
Autoliv, Inc.	18,200	$1,097,460
BorgWarner, Inc.	11,000	649,220
Magna International, Inc., Class A	12,800	1,031,040

		2,777,720

Automobiles (0.9%)
DaimlerChrysler AG	11,400	700,074
Peugeot S.A.	84,300	5,580,344
Toyota Motor Corp. (ADR)^	7,100	953,601

		7,234,019

Hotels, Restaurants & Leisure (2.8%)
Las Vegas Sands Corp.*	72,200	6,460,456
McDonald’s Corp.	54,800	2,429,284
MGM MIRAGE*	155,040	8,891,544
Starbucks Corp.*	138,480	4,904,961

		22,686,245

Household Durables (0.2%)
Black & Decker Corp.	16,600	1,327,502
Internet & Catalog Retail (0.3%)
IAC/InterActiveCorp*^	55,929	2,078,322
Liberty Media Corp., Interactive, Class A*	24,150	520,915

		2,599,237

Leisure Equipment & Products (0.1%)
Mattel, Inc.	25,500	577,830

Media (3.7%)
CBS Corp., Class B	59,000	1,839,620
Comcast Corp., Class A*	75,300	3,187,449
Comcast Corp., Special Class A*	259,815	10,881,052
DIRECTV Group, Inc.*	179,073	4,466,080
Gannett Co., Inc.	23,100	1,396,626
Idearc, Inc.*	4,570	130,931
Interpublic Group of Cos., Inc.*^	66,100	809,064
Liberty Media Corp., Capital Series, Class A*	4,830	473,243
Time Warner, Inc.	124,300	2,707,254
Viacom, Inc., Class B*	37,650	1,544,779
Walt Disney Co.	75,700	2,594,239

		30,030,337

Multiline Retail (2.2%)
Dillards, Inc., Class A^	18,500	646,945
Dollar Tree Stores, Inc.*	28,900	869,890
Family Dollar Stores, Inc.	28,300	830,039
J.C. Penney Co., Inc.	14,000	1,083,040
Nordstrom, Inc.	98,110	4,840,747
Saks, Inc.^	35,900	639,738
Target Corp.	157,200	8,968,260

		17,878,659

Specialty Retail (1.6%)
Abercrombie & Fitch Co.	76,900	5,354,547
Gap, Inc.	76,300	1,487,850
Home Depot, Inc.	9,700	389,552
Limited Brands, Inc.	52,600	1,522,244
Office Depot, Inc.*	29,400	1,122,198
Staples, Inc.	108,047	2,884,854

		12,761,245

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	31,300	1,046,359
V.F. Corp.	16,600	1,362,528

		2,408,887

Total Consumer Discretionary		100,281,681

Consumer Staples (6.4%)
Beverages (0.9%)
Coca-Cola Co.	53,975	2,604,294
Molson Coors Brewing Co., Class B	3,300	252,252
PepsiCo, Inc.	76,255	4,769,750

		7,626,296

Food & Staples Retailing (2.3%)
Kroger Co.	38,000	876,660
Rite Aid Corp.*^	1,086,900	5,912,736
Safeway, Inc.	28,900	998,784
Sysco Corp.	150,920	5,547,819
Wal-Mart Stores, Inc.	60,500	2,793,890
Whole Foods Market, Inc.^	50,880	2,387,799

		18,517,688

Food Products (1.0%)
Archer-Daniels-Midland Co.	2,300	73,508
Bunge Ltd.^	7,100	514,821
Cadbury Schweppes plc (ADR)^	59,595	2,558,413
General Mills, Inc.	24,800	1,428,480
Kellogg Co.	26,100	1,306,566
Kraft Foods, Inc., Class A^	8,800	314,160
Sara Lee Corp.	93,400	1,590,602

		7,786,550

Household Products (1.6%)
Colgate-Palmolive Co.	22,900	1,493,996
Kimberly-Clark Corp.	23,700	1,610,415
Procter & Gamble Co.	153,020	9,834,595

		12,939,006

Tobacco (0.6%)
Altria Group, Inc.	57,500	4,934,650

Total Consumer Staples		51,804,190

Energy (8.3%)
Energy Equipment & Services (0.4%)
Diamond Offshore Drilling, Inc.^	7,125	569,573
GlobalSantaFe Corp.	13,900	817,042
Halliburton Co.	59,470	1,846,543
Schlumberger Ltd	3,200	202,112

		3,435,270

Oil, Gas & Consumable Fuels (7.9%)
Apache Corp	103,700	6,897,087
BP plc (ADR)	16,900	1,133,990
Chevron Corp.	155,833	11,458,400
ConocoPhillips	130,900	9,418,255
EOG Resources, Inc.	86,095	5,376,633
Exxon Mobil Corp.	241,250	18,486,988
Marathon Oil Corp.	23,300	2,155,250
Occidental Petroleum Corp.	44,225	2,159,506
Royal Dutch Shell plc (ADR)	16,400	1,160,956
Total S.A. (Sponsored ADR)	18,300	1,316,136
Valero Energy Corp.	77,115	3,945,203

		63,508,404

Total Energy		66,943,674

Financials (17.9%)
Capital Markets (4.5%)
Charles Schwab Corp.	218,500	4,225,790
Goldman Sachs Group, Inc.	52,505	10,466,872
Janus Capital Group, Inc.	56,400	1,217,676
Mellon Financial Corp.	28,500	1,201,275
Merrill Lynch & Co., Inc.	126,710	11,796,701
Morgan Stanley	3,100	252,433
optionsXpress Holdings, Inc.^	117,775	2,672,315
UBS AG (Registered)	68,455	4,129,890
Waddell & Reed Financial, Inc.	15,900	435,024

		36,397,976

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Commercial Banks (1.9%)
BB&T Corp.	1,600	$70,288
Comerica, Inc.	21,450	1,258,686
Fifth Third Bancorp^	5,300	216,929
HSBC Holdings plc	261,100	4,787,407
Huntington Bancshares, Inc./Ohio	24,600	584,250
KeyCorp.	7,975	303,289
National City Corp.	49,200	1,798,752
SunTrust Banks, Inc.	21,500	1,815,675
U.S. Bancorp	44,800	1,621,312
Wachovia Corp.^	23,600	1,344,020
Wells Fargo & Co.	32,200	1,145,032

		14,945,640

Consumer Finance (1.2%)
American Express Co	161,165	9,777,880

Diversified Financial Services (3.2%)
Bank of America Corp	102,300	5,461,797
Citigroup, Inc.	178,250	9,928,525
JPMorgan Chase & Co.	96,300	4,651,290
NYSE Group, Inc.*^	57,400	5,579,280

		25,620,892

Insurance (4.0%)
ACE Ltd	13,800	835,866
Aflac, Inc.	5,000	230,000
Allstate Corp.	7,900	514,369
American International Group, Inc.	190,700	13,665,562
Aon Corp.	39,500	1,395,930
Chubb Corp.	30,800	1,629,628
Genworth Financial, Inc., Class A	40,700	1,392,347
Hartford Financial Services Group, Inc.	15,500	1,446,305
MBIA, Inc.^	22,400	1,636,544
MetLife, Inc.	34,650	2,044,697
Old Republic International Corp.	53,500	1,245,480
PartnerReinsurance Ltd	900	63,927
Prudential Financial, Inc.	7,600	652,536
RenaissanceRe Holdings Ltd	11,800	708,000
St. Paul Travelers Cos., Inc.	37,299	2,002,583
Torchmark Corp.	16,100	1,026,536
UnumProvident Corp.	39,300	816,654
XL Capital Ltd., Class A	17,800	1,281,956

		32,588,920

Thrifts & Mortgage Finance (3.1%)
Astoria Financial Corp.^	8,250	248,820
Countrywide Financial Corp.	45,400	1,927,230
Fannie Mae	175,575	10,427,399
Freddie Mac	132,066	8,967,282
MGIC Investment Corp.	23,300	1,457,182
Washington Mutual, Inc.	47,300	2,151,677

		25,179,590

Total Financials		144,510,898

Health Care (13.5%)
Biotechnology (3.2%)
Amgen, Inc.*	144,375	9,862,256
Celgene Corp.*	79,440	4,570,183
Genentech, Inc.*	61,330	4,975,703
Gilead Sciences, Inc.*	95,800	6,220,294

		25,628,436

Health Care Equipment & Supplies (0.7%)
Alcon, Inc.	16,005	1,788,879
Cytyc Corp.*	100,184	2,835,207
Zimmer Holdings, Inc.*	15,345	1,202,741

		5,826,827

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	32,600	1,465,696
Cardinal Health, Inc.	15,900	1,024,437
Caremark Rx, Inc.	66,565	3,801,527
Coventry Health Care, Inc.*	140,210	7,017,511
McKesson Corp.	28,100	1,424,670
UnitedHealth Group, Inc.	59,830	3,214,666
WellPoint, Inc.*	108,550	8,541,799

		26,490,306

Health Care Technology (0.7%)
Eclipsys Corp.*^	257,324	5,290,582

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.*	142,700	6,462,883

Pharmaceuticals (4.8%)
Abbott Laboratories	6,300	306,873
Eli Lilly & Co	37,100	1,932,910
GlaxoSmithKline plc (ADR)	11,800	622,568
Johnson & Johnson	167,870	11,082,777
Merck & Co., Inc.	74,700	3,256,920
Pfizer, Inc	358,035	9,273,107
Sanofi-Aventis (ADR)^	81,630	3,768,857
Schering-Plough Corp.	90,200	2,132,328
Teva Pharmaceutical Industries Ltd. (ADR)	175,900	5,466,972
Wyeth	21,300	1,084,596

		38,927,908

Total Health Care		108,626,942

Industrials (8.1%)
Aerospace & Defense (0.7%)
Boeing Co.	29,700	2,638,548
General Dynamics Corp.	6,400	475,840
Lockheed Martin Corp.	11,800	1,086,426
Northrop Grumman Corp.	21,700	1,469,090

		5,669,904

Air Freight & Logistics (0.4%)
FedEx Corp.	24,400	2,650,328
United Parcel Service, Inc., Class B	600	44,988

		2,695,316

Airlines (0.9%)
JetBlue Airways Corp.*^	501,800	7,125,560

Building Products (0.0%)
Masco Corp.	7,000	209,090

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	20,500	1,392,565

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	5,225	472,497
Emerson Electric Co.	31,600	1,393,244

		1,865,741

Industrial Conglomerates (3.9%)
General Electric Co.	764,065	28,430,859
Textron, Inc.	8,700	815,799
Tyco International Ltd	80,500	2,447,200

		31,693,858

Machinery (0.6%)
Cummins, Inc.	11,100	1,311,798
Eaton Corp.	19,250	1,446,445
Ingersoll-Rand Co., Ltd., Class A	20,000	782,600
SPX Corp	14,000	856,240

		4,397,083

Road & Rail (1.2%)
CSX Corp	17,800	612,854
Hertz Global Holdings, Inc.*	496,350	8,631,526
Norfolk Southern Corp.	11,700	588,393

		9,832,773

Total Industrials		64,881,890

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Information Technology (18.3%)
Communications Equipment (3.4%)
Cisco Systems, Inc.*	174,200	$4,760,886
Corning, Inc.*	147,830	2,765,899
Motorola, Inc.	280,990	5,777,154
Nokia Oyj (ADR)	59,100	1,200,912
QUALCOMM, Inc.	291,940	11,032,413
Research In Motion Ltd.*	13,620	1,740,364
Tellabs, Inc.*	29,450	302,157

		27,579,785

Computers & Peripherals (4.7%)
Apple Computer, Inc.*	106,690	9,051,580
Dell, Inc.*	317,850	7,974,856
EMC Corp.*	330,915	4,368,078
Hewlett-Packard Co.	173,105	7,130,195
International Business Machines Corp.	45,400	4,410,610
Lexmark International, Inc., Class A*	22,700	1,661,640
SanDisk Corp.*^	72,020	3,099,021

		37,695,980

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*	15,000	473,250
Avnet, Inc.*	25,500	651,015
Celestica, Inc. *^	39,900	311,619
Flextronics International Ltd.*	111,500	1,280,020
Ingram Micro, Inc., Class A*	16,000	326,560
Sanmina-SCI Corp.*	46,300	159,735
Solectron Corp.*	154,400	497,168
Tech Data Corp.*	17,600	666,512

		4,365,879

Internet Software & Services (2.3%)
Google, Inc., Class A*	19,266	8,871,608
Yahoo!, Inc.*	390,685	9,978,095

		18,849,703

IT Services (1.1%)
Accenture Ltd., Class A.	39,000	1,440,270
BearingPoint, Inc.*^	646,460	5,087,640
Ceridian Corp.*	25,400	710,692
Electronic Data Systems Corp.	53,800	1,482,190

		8,720,792

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	159,195	3,239,618
Applied Materials, Inc.	29,000	535,050
Intel Corp.	47,400	959,850
MEMC Electronic Materials, Inc.*	130,137	5,093,562
Samsung Electronics Co., Ltd. (GDR)^§	19,738	6,505,051
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	126,200	1,379,366
Texas Instruments, Inc.	199,695	5,751,216
Xilinx, Inc.	21,400	509,534

		23,973,247

Software (3.3%)
Adobe Systems, Inc.*	60,620	2,492,694
Microsoft Corp.	495,950	14,809,067
Oracle Corp.*	388,450	6,658,033
SAP AG (Sponsored ADR)^	43,840	2,327,904

		26,287,698

Total Information Technology		147,473,084

Materials (4.0%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	89,400	6,283,032
Ashland, Inc.	6,600	456,588
Dow Chemical Co.	46,500	1,857,210
E.I. du Pont de Nemours & Co.	26,700	1,300,557
Hercules, Inc.*	30,500	588,955
Lubrizol Corp.	22,800	1,142,964
PPG Industries, Inc.	16,300	1,046,623

		12,675,929

Containers & Packaging (0.4%)
Bemis Co.	7,200	244,656
Crown Holdings, Inc.*	39,800	832,616
Owens-Illinois, Inc.*	54,400	1,003,680
Sonoco Products Co.	25,000	951,500

		3,032,452

Metals & Mining (2.0%)
Alcoa, Inc.	266,500	7,997,665
Mittal Steel Co. N.V.^	32,000	1,349,760
Southern Copper Corp.^	128,700	6,935,643

		16,283,068

Total Materials		31,991,449

Telecommunication Services (5.2%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	116,000	4,147,000
BellSouth Corp.	34,500	1,625,295
Chunghwa Telecom Co., Ltd. (ADR)	284,782	5,618,749
Embarq Corp.	15,400	809,424
Level 3 Communications, Inc.*^	1,069,900	5,991,440
Verizon Communications, Inc.	91,400	3,403,736

		21,595,644

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A*	164,400	6,128,832
China Mobile Ltd.	614,500	5,309,640
Crown Castle International Corp.*	29,300	946,390
NII Holdings, Inc.*^	85,115	5,484,811
Sprint Nextel Corp.	129,100	2,438,699

		20,308,372

Total Telecommunication Services		41,904,016

Utilities (1.3%)
Electric Utilities (0.9%)
Entergy Corp.	71,400	6,591,648
Pinnacle West Capital Corp.^	20,300	1,029,007

		7,620,655

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	4,625	318,524
TXU Corp.	47,900	2,596,659

		2,915,183

Total Utilities		10,535,838

Total Common Stocks (95.4%) (Cost $680,285,173)		768,953,662

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.8%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$294,833	294,833
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	1,301,894	1,301,894
Barton Capital Corp.
5.32%, 1/11/07	1,209,022	1,209,022
Bavaria TRR Corp.
5.39%, 1/25/07	1,312,803	1,312,803
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	5,356,988	5,356,988
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	5,249,593	5,249,593
Charta LLC
5.31%, 1/5/07	4,615,662	4,615,662
5.32%, 1/16/07	783,347	783,347

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Principal Amount	Value (Note 1)
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	$1,160,441	$1,160,441
Series C
5.37%, 1/18/07	1,312,629	1,312,629
5.39%, 1/18/07	1,837,649	1,837,649
Corp. Andina de Fomento
5.36%, 2/20/07	2,079,910	2,079,910
Deutsche Bank/London
5.34%, 1/31/07	1,054,964	1,054,964
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	3,956,114	3,956,114
DZ Bank AG/New York
5.31%, 1/11/07	791,223	791,223
Ebbets Funding LLC
5.34%, 1/12/07	5,037,659	5,037,659
Fenway Funding LLC
5.40%, 1/2/07	1,729,102	1,729,102
5.37%, 1/10/07	365,153	365,153
5.36%, 2/15/07	2,613,290	2,613,290
Fifth Third Bancorp
5.35%, 1/29/08 (l)	158,243	158,243
Galleon Capital Corp.
5.33%, 2/15/07	2,613,426	2,613,426
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	580,230	580,230
5.43%, 1/29/08 (l)	1,054,964	1,054,964
Gotham Funding Corp.
5.36%, 1/16/07	3,558,070	3,558,070
Hartford Life, Inc.
5.48%, 12/28/07 (l)	421,985	421,985
HBOS Treasury Services plc
5.31%, 1/29/07	1,207,803	1,207,803
KBC Financial Products/London
5.34%, 2/1/07	2,668,794	2,668,794
Kommunalkredit International Bank
5.37%, 2/5/07	780,623	780,623
Lafayette Asset Securitization LLC
5.35%, 2/9/07	1,300,911	1,300,911
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	184,619	184,619
Liberty Street Funding Co.
5.35%, 1/12/07	1,797,833	1,797,833
5.35%, 1/16/07	3,149,924	3,149,924
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	2,637,409	2,637,409
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	263,741	263,741
5.37%, 1/28/08 (l)	1,582,445	1,582,445
New York Life Insurance Co.
5.43%, 3/29/07 (l)	1,318,705	1,318,705
Norinchukin Bank N.Y.
5.35%, 2/28/07	2,637,409	2,637,409
Washington Mutual Bank FA
5.35%, 3/19/07	791,532	791,532

Total Short-Term Investments of Cash Collateral for Securities Loaned		70,770,942

Time Deposit (2.3%)
JPMorgan Chase Nassau
4.75%, 1/2/07	18,907,193	18,907,193

Total Short-Term Investments (11.1%) (Amortized Cost $89,678,135)		89,678,135

Total Investments (106.5%) (Cost/Amortized Cost $769,963,308)		858,631,797
Other Assets Less Liabilities (-6.5%)		(52,268,018)

Net Assets (100%)		$806,363,779

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $6,505,051 or 0.8% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR  — American Depositary Receipt

GDR — Global Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$520,822,863
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$301,107,396

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,289,313
Aggregate gross unrealized depreciation	(13,470,123)

Net unrealized appreciation	$86,819,190

Federal income tax cost of investments	$771,812,607

At December 31, 2006, the Portfolio had loaned securities with a total value of $68,716,171. This was secured by collateral of $70,770,942 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $5,966 as brokerage commissions with

Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Hotels, Restaurants & Leisure (1.1%)
Marriott International, Inc., Class A^	47,100	$2,247,612
Starwood Hotels & Resorts Worldwide, Inc.^	32,800	2,050,000

		4,297,612

Household Durables (1.0%)
Pulte Homes, Inc.^	113,650	3,764,088

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	159,385	6,289,332
Coldwater Creek, Inc.*^	53,770	1,318,440

		7,607,772

Media (1.9%)
Comcast Corp., Class A*^	131,620	5,571,475
Walt Disney Co.	57,900	1,984,233

		7,555,708

Multiline Retail (1.4%)
J.C. Penney Co., Inc	36,500	2,823,640
Kohl’s Corp.*	39,300	2,689,299

		5,512,939

Specialty Retail (0.9%)
Best Buy Co., Inc.	27,890	1,371,909
Dick’s Sporting Goods, Inc.*^	22,370	1,095,906
Lowe’s Cos., Inc.	39,570	1,232,606

		3,700,421

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.*	88,240	3,790,790
Polo Ralph Lauren Corp.^	21,200	1,646,392
Under Armour, Inc., Class A*^	20,400	1,029,180

		6,466,362

Total Consumer Discretionary		38,904,902

Consumer Staples (5.1%)
Beverages (0.9%)
PepsiCo, Inc.	53,900	3,371,445

Food & Staples Retailing (1.4%)
Wal-Mart Stores, Inc.	14,710	679,308
Walgreen Co.	92,900	4,263,181
Whole Foods Market, Inc.^	12,590	590,849

		5,533,338

Household Products (2.8%)
Clorox Co.	20,700	1,327,905
Colgate-Palmolive Co.	25,400	1,657,096
Procter & Gamble Co.	126,650	8,139,795

		11,124,796

Total Consumer Staples		20,029,579

Energy (5.1%)
Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	20,300	1,515,598
Schlumberger Ltd.	205,580	12,984,433
Transocean, Inc.*	20,500	1,658,245
Weatherford International Ltd.*	34,600	1,445,934

		17,604,210

Oil, Gas & Consumable Fuels (0.6%)
Canadian Natural Resources Ltd.	46,100	2,453,903

Total Energy		20,058,113

Financials (18.4%)
Capital Markets (5.1%)
Charles Schwab Corp.	147,430	2,851,296
Franklin Resources, Inc.	20,700	2,280,519
Goldman Sachs Group, Inc.	40,460	8,065,701
Legg Mason, Inc.	40,635	3,862,357
Merrill Lynch & Co., Inc.	25,890	2,410,359
State Street Corp.	10,150	684,516

		20,154,748

Commercial Banks (2.0%)
Commerce Bancorp, Inc./New Jersey^	136,025	4,797,602
U.S. Bancorp	40,400	1,462,076
Zions Bancorp	20,300	1,673,532

		7,933,210

Consumer Finance (1.5%)
SLM Corp.	126,000	6,145,020

Diversified Financial Services (2.6%)
Chicago Mercantile Exchange Holdings, Inc., Class A	7,810	3,981,147
Citigroup, Inc.	45,790	2,550,503
JPMorgan Chase & Co.	66,287	3,201,662
NYSE Group, Inc.*^	4,290	416,988

		10,150,300

Insurance (4.9%)
American International Group, Inc.	109,080	7,816,673
Everest Reinsurance Group Ltd.	14,200	1,393,162
MetLife, Inc.	29,500	1,740,795
Progressive Corp.	338,400	8,196,048

		19,146,678

Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc., Class A*	83,900	2,785,480

Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp.	146,000	6,197,700

Total Financials		72,513,136

Health Care (21.3%)
Biotechnology (7.9%)
Amgen, Inc.*	71,920	4,912,855
Celgene Corp.*	54,000	3,106,620
Genentech, Inc.*	174,680	14,171,789
Genzyme Corp.*	66,500	4,095,070
Gilead Sciences, Inc.*	77,010	5,000,259

		31,286,593

Health Care Equipment & Supplies (4.0%)
Alcon, Inc.	27,980	3,127,325
Medtronic, Inc.	26,400	1,412,664
St. Jude Medical, Inc.*	38,000	1,389,280
Stryker Corp.	28,700	1,581,657
Varian Medical Systems, Inc.*	94,700	4,504,879
Zimmer Holdings, Inc.*	48,400	3,793,592

		15,809,397

Health Care Providers & Services (3.8%)
Medco Health Solutions, Inc.*	34,900	1,865,056
UnitedHealth Group, Inc.	92,490	4,969,488
WellPoint, Inc.*	102,430	8,060,216

		14,894,760

Health Care Technology (0.5%)
Cerner Corp.*^	46,200	2,102,100

Pharmaceuticals (5.1%)
Abbott Laboratories	50,300	2,450,113
Eli Lilly & Co.	21,720	1,131,612
Johnson & Johnson	44,100	2,911,482
Merck & Co., Inc.	101,580	4,428,888
Novartis AG (ADR)	53,400	3,067,296
Schering-Plough Corp	70,600	1,668,984

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	140,790	$4,375,753

		20,034,128

Total Health Care		84,126,978

Industrials (8.5%)
Aerospace & Defense (2.8%)
Boeing Co.	73,840	6,559,945
United Technologies Corp	74,000	4,626,480

		11,186,425

Air Freight & Logistics (1.6%)
CH Robinson Worldwide, Inc.^	45,900	1,876,851
Expeditors International of Washington, Inc.	71,600	2,899,800
FedEx Corp.	13,800	1,498,956

		6,275,607

Commercial Services & Supplies (0.4%)
Corporate Executive Board Co.	7,620	668,274
Monster Worldwide, Inc.*	14,820	691,205

		1,359,479

Electrical Equipment (0.4%)
Emerson Electric Co.	36,820	1,623,394

Industrial Conglomerates (2.7%)
General Electric Co.	290,310	10,802,435

Machinery (0.6%)
Danaher Corp.	29,600	2,144,224

Total Industrials		33,391,564

Information Technology (28.3%)
Communications Equipment (4.3%)
Motorola, Inc.	100,000	2,056,000
QUALCOMM, Inc.	397,885	15,036,074

		17,092,074

Computers & Peripherals (7.3%)
Apple Computer, Inc.*	111,230	9,436,753
Dell, Inc.*	84,450	2,118,851
Hewlett-Packard Co.	81,600	3,361,104
Network Appliance, Inc.*	277,035	10,881,935
Sun Microsystems, Inc.*	547,120	2,965,390

		28,764,033

Electronic Equipment & Instruments (0.4%)
Amphenol Corp., Class A	25,350	1,573,728

Internet Software & Services (7.5%)
eBay, Inc.*	201,890	6,070,833
Google, Inc., Class A*	40,900	18,833,632
Yahoo!, Inc.*	175,530	4,483,036

		29,387,501

IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A*	32,900	2,538,564
Infosys Technologies Ltd. (ADR)^	28,380	1,548,413
Iron Mountain, Inc.*^	18,050	746,187

		4,833,164

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	155,900	3,172,565
Broadcom Corp., Class A*	171,595	5,544,234
Intel Corp.	110,000	2,227,500
Marvell Technology Group Ltd.*	120,000	2,302,800
NVIDIA Corp.*	62,850	2,326,079

		15,573,178

Software (3.6%)
Autodesk, Inc.*	67,370	2,725,790
Microsoft Corp.	114,900	3,430,914
Salesforce.com, Inc.*^	165,900	6,047,055
SAP AG (Sponsored ADR)^	39,890	2,118,159

		14,321,918

Total Information Technology		111,545,596

Materials (0.5%)
Chemicals (0.5%)
Monsanto Co.	35,100	1,843,803

Total Materials		1,843,803

Total Common Stocks (97.1%) (Cost $315,749,706)		382,413,671

	Principal Amount
SHORT-TERM INVESTMENTS
Short-Term Investments of Cash Collateral for Securities Loaned (7.1%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$116,953	116,953
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	516,429	516,429
Barton Capital Corp.
5.32%, 1/11/07	479,589	479,589
Bavaria TRR Corp.
5.39%, 1/25/07	520,757	520,757
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	2,124,987	2,124,987
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	2,082,385	2,082,385
Charta LLC
5.31%, 1/5/07	1,830,919	1,830,919
5.32%, 1/16/07	310,734	310,734
Concord Minuteman C.C. LLC,
Series B
5.35%, 1/10/07	460,318	460,318
Series C
5.37%, 1/18/07	520,688	520,688
5.39%, 1/18/07	728,950	728,950
Corp. Andina de Fomento
5.36%, 2/20/07	825,049	825,049
Deutsche Bank AG/London
5.34%, 1/31/07	418,478	418,478
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	1,569,293	1,569,293
DZ Bank AG/New York
5.31%, 1/11/07	313,859	313,859
Ebbets Funding LLC
5.34%, 1/12/07	1,998,316	1,998,316
Fenway Funding LLC
5.40%, 1/2/07	685,892	685,892
5.37%, 1/10/07	144,847	144,847
5.36%, 2/15/07	1,036,628	1,036,628
Fifth Third Bancorp
5.35%, 1/29/08 (l)	62,771	62,771
Galleon Capital Corp.
5.33%, 2/15/07	1,036,682	1,036,682
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	230,163	230,163
5.43%, 1/29/08 (l)	418,478	418,478
Gotham Funding Corp.
5.36%, 1/16/07	1,411,399	1,411,399
Hartford Life, Inc.,
5.48%, 12/28/07 (l)	167,391	167,391
HBOS Treasury Services plc
5.31%, 1/29/07	479,106	479,106
KBC Financial Products/London
5.34%, 2/1/07	1,058,645	1,058,645

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

	Principal Amount	Value (Note 1)
Kommunalkredit International Bank
5.37%, 2/5/07	$309,654	$309,654
Lafayette Asset Securitization LLC
5.35%, 2/9/07	516,039	516,039
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	73,234	73,234
Liberty Street Funding Co.
5.35%, 1/16/07	1,249,498	1,249,498
5.36%, 1/12/07	713,156	713,156
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	1,046,195	1,046,195
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	104,620	104,620
5.37%, 1/28/08 (l)	627,717	627,717
New York Life Insurance Co.
5.43%, 3/29/07 (l)	523,098	523,098
Norinchukin Bank N.Y.
5.35%, 2/28/07	1,046,195	1,046,195
Washington Mutual Bank FA
5.35%, 3/19/07	313,981	313,981

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,073,093

Time Deposit (3.0%)
JPMorgan Chase Nassau
4.75%, 1/2/07	11,588,568	11,588,568

Total Short-Term Investments (10.1%) (Amortized Cost $39,661,661)		39,661,661

Total Investments (107.2%) (Cost/Amortized Cost $355,411,367)		422,075,332
Other Assets Less Liabilities (-7.2%)		(28,317,980)

Net Assets (100%)		$393,757,352

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$185,801,910
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$179,248,844

As of December 31, 2006, the gross unrealized appreciation of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,151,826
Aggregate gross unrealized depreciation	(6,612,627)

Net unrealized appreciation	$64,539,199

Federal income tax cost of investments	$357,536,133

At December 31, 2006, the Portfolio had loaned securities with a total value of $27,374,774. This was secured by collateral of $28,073,093 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $112 as brokerage commissions with

Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio utilized capital loss carryforward of $2,087,567 during 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.1%)
Johnson Controls, Inc	28,410	$2,440,987

Hotels, Restaurants & Leisure (3.3%)
Hilton Hotels Corp.	44,800	1,563,520
Intercontinental Hotels Group plc (ADR)^	755,850	19,085,213
McDonald’s Corp.	724,750	32,128,167

		52,776,900

Household Durables (0.8%)
Fortune Brands, Inc.^	115,100	9,828,389
Toll Brothers, Inc.*^	120,830	3,894,351

		13,722,740

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	59,000	1,607,750

Media (2.7%)
Idearc, Inc.*	12,475	357,409
New York Times Co., Class A^	54,400	1,325,184
News Corp., Class A	496,800	10,671,264
Time Warner, Inc	713,000	15,529,140
Viacom, Inc., Class B*^	280,470	11,507,684
Walt Disney Co.	54,260	1,859,490
WPP Group plc	169,300	2,287,941

		43,538,112

Multiline Retail (0.9%)
Federated Department Stores, Inc.	155,420	5,926,165
Target Corp.	152,100	8,677,305

		14,603,470

Specialty Retail (1.2%)
Bed Bath & Beyond, Inc.*	86,400	3,291,840
Best Buy Co., Inc.^	23,100	1,136,289
Home Depot, Inc	161,200	6,473,792
Lowe’s Cos., Inc.	174,800	5,445,020
Sherwin-Williams Co.	41,770	2,655,736

		19,002,677

Textiles, Apparel & Luxury Goods (0.5%)
Hanesbrands, Inc.*	12,823	302,879
NIKE, Inc., Class B	71,330	7,063,810

		7,366,689

Total Consumer Discretionary		155,059,325

Consumer Staples (8.7%)
Beverages (0.9%)
Diageo plc	294,738	5,782,886
PepsiCo, Inc.	138,670	8,673,809

		14,456,695

Food & Staples Retailing (1.9%)
CVS Corp.^	313,490	9,689,976
Wal-Mart Stores, Inc.	472,250	21,808,505

		31,498,481

Food Products (0.7%)
Kellogg Co.	114,620	5,737,877
Nestle S.A. (Registered)	13,582	4,817,732
Tyson Foods, Inc., Class A^	66,930	1,100,999

		11,656,608

Household Products (1.2%)
Procter & Gamble Co.	292,000	18,766,840

Tobacco (4.0%)
Altria Group, Inc.	710,000	60,932,200
Loews Corp.- Carolina Group	50,200	3,248,944

		64,181,144

Total Consumer Staples		140,559,768

Energy (11.7%)
Energy Equipment & Services (1.7%)
BJ Services Co.	148,100	4,342,292
GlobalSantaFe Corp.^	28,400	1,669,352
Halliburton Co.^.	530,686	16,477,800
Nabors Industries Ltd.*^	98,600	2,936,308
Noble Corp.^	25,360	1,931,164

		27,356,916

Oil, Gas & Consumable Fuels (10.0%)
Apache Corp	56,640	3,767,126
BP plc (ADR)^	55,800	3,744,180
Chevron Corp.	141,019	10,369,127
ConocoPhillips	222,150	15,983,693
Devon Energy Corp.	74,680	5,009,534
EOG Resources, Inc.	50,270	3,139,362
Exxon Mobil Corp	683,240	52,356,681
Hess Corp.^.	558,320	27,675,922
Noble Energy, Inc.	105,650	5,184,246
Royal Dutch Shell plc (ADR)^	37,060	2,623,477
Talisman Energy, Inc.	135,000	2,293,650
Total S.A. (Sponsored ADR)^	412,220	29,646,863

		161,793,861

Total Energy		189,150,777

Financials (28.0%)
Capital Markets (4.1%)
Bank of New York Co., Inc.	198,240	7,804,709
Franklin Resources, Inc.	29,750	3,277,558
Goldman Sachs Group, Inc.	99,920	19,919,052
Lehman Brothers Holdings, Inc.	53,550	4,183,326
Mellon Financial Corp.	113,330	4,776,859
Merrill Lynch & Co., Inc.	128,470	11,960,557
Northern Trust Corp.	131,200	7,962,528
UBS AG (Registered)	116,272	7,053,282

		66,937,871

Commercial Banks (2.1%)
PNC Financial Services Group, Inc.	98,630	7,302,565
SunTrust Banks, Inc	136,640	11,539,248
Wachovia Corp.	90,000	5,125,500
Wells Fargo & Co.^	278,300	9,896,348

		33,863,661

Consumer Finance (0.3%)
American Express Co.	86,500	5,247,955

Diversified Financial Services (11.4%)
Bank of America Corp.	1,250,209	66,748,659
Citigroup, Inc.	1,218,770	67,885,489
JPMorgan Chase & Co.	1,040,050	50,234,415

		184,868,563

Insurance (8.6%)
ACE Ltd	190,000	11,508,300
Aflac, Inc	42,560	1,957,760
Allstate Corp	302,210	19,676,893
American International Group, Inc.	631,200	45,231,792
Axis Capital Holdings Ltd	76,000	2,536,120
Chubb Corp.	62,960	3,331,214
Genworth Financial, Inc., Class A	162,210	5,549,204
Hartford Financial Services Group, Inc.	56,900	5,309,339
MetLife, Inc.^	286,080	16,881,581
St. Paul Travelers Cos., Inc.	490,799	26,350,998

		138,333,201

Thrifts & Mortgage Finance (1.5%)
Fannie Mae	367,180	21,806,820
Freddie Mac	38,300	2,600,570

		24,407,390

Total Financials		453,658,641

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Health Care (10.5%)
Health Care Equipment & Supplies (1.5%)
Baxter International, Inc.	435,450	$20,200,525
Becton, Dickinson & Co.	54,800	3,844,220

		24,044,745

Health Care Providers & Services (2.8%)
Aetna, Inc.	53,400	2,305,812
Caremark Rx, Inc.	29,130	1,663,614
Medco Health Solutions, Inc.*	150,400	8,037,376
UnitedHealth Group, Inc.	219,080	11,771,169
WellPoint, Inc.*	279,600	22,001,724

		45,779,695

Pharmaceuticals (6.2%)
Abbott Laboratories	55,120	2,684,895
Eli Lilly & Co.	235,640	12,276,844
Johnson & Johnson	228,730	15,100,755
Merck & Co., Inc.	225,790	9,844,444
Novartis AG (ADR)	527,500	30,299,600
Pfizer, Inc.	160,400	4,154,360
Wyeth	490,290	24,965,567

		99,326,465

Total Health Care		169,150,905

Industrials (11.5%)
Aerospace & Defense (3.1%)
Lockheed Martin Corp.	225,940	20,802,296
Northrop Grumman Corp.	157,640	10,672,228
United Technologies Corp.	286,470	17,910,104

		49,384,628

Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	13,000	974,740

Building Products (0.6%)
Masco Corp.^	343,750	10,267,812

Electrical Equipment (0.8%)
Cooper Industries Ltd., Class A	11,290	1,020,954
Emerson Electric Co.	220,000	9,699,800
Rockwell Automation, Inc.	41,310	2,523,215

		13,243,969

Industrial Conglomerates (4.1%)
General Electric Co.	1,109,750	41,293,797
Textron, Inc.	260,950	24,469,282

		65,763,079

Machinery (0.8%)
Deere & Co.	126,790	12,053,925
Illinois Tool Works, Inc.	19,040	879,458

		12,933,383

Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	87,760	6,477,566
Con-way, Inc.^	7,320	322,373
CSX Corp.	482,650	16,617,639
Norfolk Southern Corp.	75,520	3,797,901
Union Pacific Corp.	23,200	2,134,864

		29,350,343

Trading Companies & Distributors (0.2%)
Finning International, Inc.	8,670	356,053
W.W. Grainger, Inc.	47,760	3,340,335

		3,696,388

Total Industrials		185,614,342

Information Technology (7.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	209,000	5,711,970
Motorola, Inc.	642,250	13,204,660
QUALCOMM, Inc.	250,000	9,447,500

		28,364,130

Computers & Peripherals (2.3%)
Hewlett-Packard Co.	470,450	$19,377,835
International Business Machines Corp	137,900	13,396,985
Sun Microsystems, Inc.*.	801,200	4,342,504

		37,117,324

Electronic Equipment & Instruments (0.7%)
Agilent Technologies, Inc.*	311,350	10,850,548

IT Services (0.6%)
Accenture Ltd., Class A^	168,530	6,223,813
Fiserv, Inc.*^	70,600	3,700,852

		9,924,665

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	23,770	781,320
Applied Materials, Inc.	517,200	9,542,340
Intel Corp.	225,540	4,567,185

		14,890,845

Software (1.0%)
Microsoft Corp.	405,700	12,114,202
Oracle Corp.*	273,150	4,681,791

		16,795,993

Total Information Technology		117,943,505

Materials (4.8%)
Chemicals (3.6%)
Air Products & Chemicals, Inc.	225,750	15,865,710
Dow Chemical Co.	96,750	3,864,195
E.I. du Pont de Nemours & Co.	155,000	7,550,050
Imperial Chemical Industriesplc (ADR)^	354,650	12,565,250
Nalco Holding Co.*	64,020	1,309,849
PPG Industries, Inc.	105,290	6,760,671
Praxair, Inc.	54,750	3,248,318
Syngenta AG (Registered)*	35,640	6,618,815

		57,782,858

Containers & Packaging (0.9%)
Smurfit-Stone Container Corp.*^	85,880	906,893
Temple-Inland, Inc.^	311,350	14,331,440

		15,238,333

Metals & Mining (0.1%)
Alcoa, Inc.	50,000	1,500,500

Paper & Forest Products (0.2%)
Bowater, Inc.^	11,500	258,750
International Paper Co.	66,090	2,253,669

		2,512,419

Total Materials		77,034,110

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	246,000	8,794,500
BellSouth Corp.	64,500	3,038,595
Embarq Corp.	51,062	2,683,819
TELUS Corp. (Non-Voting)	17,810	796,300
Verizon Communications, Inc.	302,060	11,248,714

		26,561,928

Wireless Telecommunication Services (0.8%)
Sprint Nextel Corp.	378,620	7,152,132
Vodafone Group plc	1,934,847	5,358,302

		12,510,434

Total Telecommunication Services		39,072,362

Utilities (3.6%)
Electric Utilities (1.1%)
Entergy Corp.	120,160	11,093,171
FPL Group, Inc.^	109,120	5,938,310
PPL Corp.	37,620	1,348,301

		18,379,782

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	1,340	$9,702
TXU Corp.	66,450	3,602,254

		3,611,956

Multi-Utilities (2.3%)
Dominion Resources, Inc.	421,240	35,316,762
Public Service Enterprise Group, Inc.	15,890	1,054,778

		36,371,540

Total Utilities		58,363,278

Total Common Stocks (98.1%) (Cost $1,380,023,205)		1,585,607,013

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.5%)
Falcon Asset Securitization Co. LLC
5.28%, 1/2/07 (b)(n)(p)	$7,754,000	7,751,725

Short-Term Investments of Cash Collateral for Securities Loaned (3.3%)
ACCR, Series 06 2 A1
5.39%, 6/27/08 (l)	223,397	223,397
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	986,454	986,454
Barton Capital Corp.
5.32%, 1/11/07	916,085	916,085
Bavaria TRR Corp.
5.39%, 1/25/07	994,720	994,720
Bear Stearns Securities Corp., Repurchase Agreement
5.33%, 1/2/07 (r)	4,059,029	4,059,029
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	3,977,654	3,977,654
Charta LLC
5.31%, 1/5/07	3,497,320	3,497,320
5.32%, 1/16/07	593,547	593,547
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	879,274	879,274
Series C
5.37%, 1/18/07	994,588	994,588
5.39%, 1/18/07	1,392,400	1,392,400
Corp. Andina de Fomento
5.36%, 2/20/07	1,575,962	1,575,962
Deutsche Bank AG/London
5.34%, 1/31/07	799,353	799,353
DZ Bank AG/ Grand Cayman
5.44%, 1/3/07	2,997,576	2,997,576
DZ Bank AG/New York
5.31%, 1/11/07	599,515	599,515
Ebbets Funding LLC
5.34%, 1/12/07	3,817,070	3,817,070
Fenway Funding LLC
5.36%, 2/15/07	1,980,108	1,980,108
5.37%, 1/10/07	276,679	276,679
5.40%, 1/2/07	1,310,153	1,310,153
Fifth Third Bancorp.
5.35%, 1/29/08 (l)	119,902	119,902
Galleon Capital Corp.
5.33%, 2/15/07	1,980,211	1,980,211
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	439,644	439,644
5.43%, 1/29/08 (l)	799,353	799,353
Gotham Funding Corp.
5.36%, 1/16/07	2,695,975	2,695,975
Hartford Life, Inc.
5.48%, 12/28/07 (l)	319,741	319,741
HBOS Treasury Services plc
5.31%, 1/29/07	915,161	915,161
KBC Financial Products/London
5.34%, 2/1/07	2,022,164	2,022,164
Kommunalkredit International Bank
5.37%, 2/5/07	591,483	591,483
Lafayette Asset Securitization LLC
5.35%, 2/9/07	985,709	985,709
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	139,887	139,887
Liberty Street Funding Co.
5.36%, 1/12/07	1,362,231	1,362,231
5.35%, 1/16/07	2,386,720	2,386,720
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	1,998,383	1,998,383
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	199,838	199,838
5.37%, 1/28/08 (l)	1,199,030	1,199,030
New York Life Insurance Co.
5.43%, 3/29/07 (l)	999,192	999,192
Norinchukin Bank N.Y.
5.35%, 2/28/07	1,998,383	1,998,383
Washington Mutual Bank FA
5.35%, 3/19/07	599,749	599,749

Total Short-Term Investments of Cash Collateral for Securities Loaned		53,623,640

Time Deposit (1.6%)
JPMorgan Chase Nassau
4.75%, 1/2/07	26,309,016	26,309,016

Total Short-Term Investments (5.4%) (Cost/Amortized Cost $87,685,519)		87,684,381

Total Investments (103.5%) (Cost/Amortized Cost $1,467,708,724)		1,673,291,394
Other Assets Less Liabilities (-3.5%)		(56,508,282)

Net Assets (100%)		$1,616,783,112

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,324,884,294
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$771,151,350

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,064,191
Aggregate gross unrealized depreciation	(6,687,503)

Net unrealized appreciation	$201,376,688

Federal income tax cost of investments	$1,471,914,706

At December 31, 2006, the Portfolio had loaned securities with a total value of $52,143,457. This was secured by collateral of $53,623,640 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $47,655 as brokerage commissions with

Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (1.0%)
Drew Industries, Inc.*^	71,700	$1,864,917
LKQ Corp.*^	197,420	4,538,686
Tenneco, Inc.*	67,060	1,657,723

		8,061,326

Diversified Consumer Services (1.6%)
ITT Educational Services, Inc.*	73,100	4,851,647
Jackson Hewitt Tax Service, Inc.	41,200	1,399,564
Laureate Education, Inc.*	7,600	369,588
Strayer Education, Inc.^	50,300	5,334,315

		11,955,114

Hotels, Restaurants & Leisure (6.2%)
BJ’s Restaurants, Inc.*^	65,900	1,331,839
Chipotle Mexican Grill, Inc., Class A*^	15,330	873,810
Gaylord Entertainment Co.*^	107,400	5,469,882
Hilton Hotels Corp.	10,800	376,920
International Game Technology	176,900	8,172,780
Marriott International, Inc., Class A	158,600	7,568,392
MGM MIRAGE*	91,900	5,270,465
Orient-Express Hotels Ltd	186,300	8,815,716
Panera Bread Co., Class A*^	102,700	5,741,957
Penn National Gaming, Inc.*	73,500	3,059,070
Red Lion Hotels Corp.*	58,100	740,194
Scientific Games Corp., Class A*	16,900	510,887

		47,931,912

Household Durables (1.8%)
D.R. Horton, Inc.	97,000	2,569,530
Garmin Ltd.^	10,700	595,562
Harman International Industries, Inc.	79,300	7,922,863
NVR, Inc.*^	410	264,450
Pulte Homes, Inc.	78,900	2,613,168

		13,965,573

Internet & Catalog Retail (1.5%)
Coldwater Creek, Inc.*^	134,850	3,306,522
Nutri/System, Inc.*^	47,300	2,998,347
VistaPrint Ltd.*^	168,500	5,579,035

		11,883,904

Leisure Equipment & Products (0.3%)
MarineMax, Inc.*^	85,300	2,211,829

Media (0.1%)
XM Satellite Radio Holdings, Inc., Class A*	38,900	562,105

Specialty Retail (3.2%)
Advance Auto Parts, Inc.	8,600	305,816
Christopher & Banks Corp.^	66,400	1,239,024
Cost Plus, Inc.*^	71,200	733,360
Dick’s Sporting Goods, Inc.*	146,700	7,186,833
GameStop Corp., Class A*^	153,480	8,458,283
Guitar Center, Inc.*^	38,300	1,741,118
J. Crew Group, Inc.*^	18,300	705,465
PetSmart, Inc.	9,100	262,626
Ross Stores, Inc.	9,700	284,210
Select Comfort Corp.*^	127,200	2,212,008
Tractor Supply Co.*^	41,000	1,833,110

		24,961,853

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s, Inc.*^	74,600	1,902,300
Under Armour, Inc., Class A*^	54,280	2,738,426
Wolverine World Wide, Inc.	17,480	498,529

		5,139,255

Total Consumer Discretionary		126,672,871

Consumer Staples (1.2%)
Food Products (0.5%)
Bunge Ltd.^	10,300	746,853
Hain Celestial Group, Inc.*	105,100	3,280,171

		4,027,024

Personal Products (0.7%)
Herbalife Ltd.*	128,700	5,168,592

Total Consumer Staples		9,195,616

Energy (7.9%)
Energy Equipment & Services (4.0%)
Cameron International Corp.*	71,300	3,782,465
Complete Production Services, Inc.*	93,200	1,975,840
Diamond Offshore Drilling, Inc.^	30,900	2,470,146
FMC Technologies, Inc.*	29,600	1,824,248
Global Industries Ltd.*	78,700	1,026,248
Grant Prideco, Inc.*	173,000	6,880,210
Hydril Co.*	20,200	1,518,838
National Oilwell Varco, Inc.*	89,919	5,501,245
Rowan Cos., Inc.	12,600	418,320
Seitel, Inc.*	264,000	943,800
Superior Energy Services, Inc.*^	142,300	4,650,364

		30,991,724

Oil, Gas & Consumable Fuels (3.9%)
Aventine Renewable Energy Holdings, Inc.*	55,600	1,309,936
Bill Barrett Corp.*^	156,900	4,269,249
Denbury Resources, Inc.*	146,170	4,062,064
EXCO Resources, Inc.*	25,400	429,514
Helix Energy Solutions Group, Inc.*^	98,700	3,096,219
Mariner Energy, Inc.*	105,300	2,063,880
Murphy Oil Corp.	6,800	345,780
Newfield Exploration Co.*	101,400	4,659,330
Range Resources Corp.	59,600	1,636,616
Southwestern Energy Co.*	132,200	4,633,610
U.S. BioEnergy Corp*	8,100	137,700
Ultra Petroleum Corp.*	66,200	3,161,050

		29,804,948

Total Energy		60,796,672

Financials (11.3%)
Capital Markets (4.1%)
Affiliated Managers Group, Inc.*^	41,900	4,404,947
Ares Capital Corp.^	63,810	1,219,409
Calamos Asset Management, Inc., Class A	3,300	88,539
E*Trade Financial Corp.*	21,400	479,788
Federated Investors, Inc., Class B	14,700	496,566
GFI Group, Inc.*	83,300	5,186,258
Greenhill & Co., Inc.^	2,700	199,260
Lazard Ltd., Class A^	207,730	9,833,938
Legg Mason, Inc.	46,100	4,381,805
Nuveen Investments, Inc., Class A	9,400	487,672
optionsXpress Holdings, Inc.	187,970	4,265,040
SEI Investments Co	5,900	351,404

		31,394,626

Commercial Banks (1.5%)
City National Corp./California	3,000	213,600
East West Bancorp, Inc.^	35,000	1,239,700
First Republic Bank/California^	59,400	2,321,352
First State Bancorp/New Mexico	33,046	817,888

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Signature Bank/New York*	36,921	$1,143,813
UCBH Holdings, Inc.^	84,900	1,490,844
UMB Financial Corp.^	15,300	558,603
Wachovia Corp.	2,239	127,511
Western Alliance Bancorp*^	49,400	1,717,638
Whitney Holding Corp.	55,458	1,809,040

		11,439,989

Diversified Financial Services (2.1%)
CBOT Holdings, Inc., Class A*	30,800	4,665,276
Financial Federal Corp.^	34,000	999,940
Kohlberg Capital Corp.*	92,100	1,593,330
Nasdaq Stock Market, Inc.*	208,400	6,416,636
NewStar Financial, Inc.*^	59,300	1,094,085
Primus Guaranty Ltd.*^	152,300	1,759,065

		16,528,332

Insurance (0.9%)
Ambac Financial Group, Inc.	65,700	5,851,899
National Financial Partners Corp.^	30,200	1,327,894

		7,179,793

Real Estate Investment Trusts (REITs) (0.8%)
CapitalSource, Inc. (REIT)^	78,374	2,140,394
FelCor Lodging Trust, Inc. (REIT)	82,900	1,810,536
Innkeepers USA Trust (REIT)	58,200	902,100
LaSalle Hotel Properties (REIT)	33,300	1,526,805

		6,379,835

Real Estate Management & Development (1.4%)
CB Richard Ellis Group, Inc., Class A*	327,625	10,877,150
Jones Lang LaSalle, Inc.	1,300	119,821

		10,996,971

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*^	190,171	3,558,099

Total Financials		87,477,645

Health Care (15.3%)
Biotechnology (3.5%)
Alexion Pharmaceuticals, Inc.*^	24,200	977,438
Angiotech Pharmaceuticals, Inc.*^	79,300	651,449
BioMarin Pharmaceuticals, Inc.*^	125,500	2,056,945
Celgene Corp.*	129,200	7,432,876
Coley Pharmaceutical Group, Inc.*^	92,800	899,232
Cubist Pharmaceuticals, Inc.*^	55,700	1,008,727
Digene Corp.*	33,700	1,614,904
Keryx Biopharmaceuticals, Inc.*^	97,600	1,298,080
Myriad Genetics, Inc.*^	83,200	2,604,160
Onyx Pharmaceuticals, Inc.*^	6,900	73,002
Panacos Pharmaceuticals, Inc.*^	45,500	182,455
PDL BioPharma, Inc.*^	215,600	4,342,184
Senomyx, Inc.*^	127,100	1,651,029
Telik, Inc.*^	1,890	8,373
Trimeris, Inc.*^	72,300	918,933
United Therapeutics Corp.*^	23,400	1,272,258

		26,992,045

Health Care Equipment & Supplies (3.4%)
American Medical Systems Holdings, Inc.*^	125,200	2,318,704
ArthroCare Corp.*^	111,400	4,447,088
C.R. Bard, Inc.	52,540	4,359,244
Cytyc Corp.*	19,500	551,850
DexCom, Inc.*^.	227,700	2,245,122
Gen-Probe, Inc.*	52,185	2,732,928
Intuitive Surgical, Inc.*^	3,600	345,240
Kyphon, Inc.*^	103,500	4,181,400
Meridian Bioscience, Inc.^	119,600	2,933,788
ResMed, Inc.*^	32,900	1,619,338
Stereotaxis, Inc.*^	9,100	93,912
Varian Medical Systems, Inc.*	12,700	604,139
Wright Medical Group, Inc.*^	4,600	107,088

		26,539,841

Health Care Providers & Services (4.0%)
Community Health Systems, Inc.*	14,400	525,888
Coventry Health Care, Inc.*	7,800	390,390
Express Scripts, Inc.*	7,000	501,200
HealthExtras, Inc.*^	53,400	1,286,940
Healthways, Inc.*	27,200	1,297,712
Henry Schein, Inc.*	155,700	7,626,186
Psychiatric Solutions, Inc.*^	302,826	11,362,032
RehabCare Group, Inc.*^	39,300	583,605
VCA Antech, Inc.*^	152,000	4,892,880
WellCare Health Plans, Inc.*	37,508	2,584,301

		31,051,134

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*^	118,100	3,187,519
Cerner Corp.*	4,400	200,200
TriZetto Group, Inc.*^	281,100	5,163,807

		8,551,526

Life Sciences Tools & Services (2.3%)
Advanced Magnetics, Inc.*	12,000	716,640
Covance, Inc.*^	41,800	2,462,438
ICON plc (ADR)*	81,100	3,057,470
Molecular Devices Corp.*	66,400	1,399,048
Nektar Therapeutics*^	111,800	1,700,478
Parexel International Corp.*	67,200	1,946,784
Pharmaceutical Product Development, Inc.	12,200	393,084
Varian, Inc.*	53,200	2,382,828
Ventana Medical Systems, Inc.*^	64,800	2,788,344
Waters Corp.*	12,900	631,713

		17,478,827

Pharmaceuticals (1.0%)
Adams Respiratory Therapeutics, Inc.*^	45,800	1,869,098
Adolor Corp.*	12,800	96,256
Cadence Pharmaceuticals, Inc.*^	58,200	717,024
Endo Pharmaceuticals Holdings, Inc.*	15,600	430,248
Impax Laboratories, Inc.*†	102,300	902,286
Medicines Co.*^	73,900	2,344,108
Penwest Pharmaceuticals Co.*^	88,600	1,472,532

		7,831,552

Total Health Care		118,444,925

Industrials (15.6%)
Aerospace & Defense (1.7%)
Argon ST, Inc.*^	95,254	2,051,771
Empresa Brasileira de Aeronautica S.A. (ADR)^	15,200	629,736
Hexcel Corp.*^	208,300	3,626,503
Precision Castparts Corp.	83,700	6,552,036
Rockwell Collins, Inc.	8,223	520,434
Spirit Aerosystems Holdings, Inc., Class A*	6,800	227,596

		13,608,076

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.	10,300	421,167
Expeditors International of Washington, Inc.	7,900	319,950
Forward Air Corp.	42,650	1,233,864
UTi Worldwide, Inc.^	272,434	8,145,777

		10,120,758

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Airlines (0.5%)
JetBlue Airways Corp.*^	161,750	$2,296,850
Republic Airways Holdings, Inc.*	81,100	1,360,858

		3,657,708

Commercial Services & Supplies (6.2%)
Administaff, Inc.^	103,000	4,405,310
American Reprographics Co.*^	140,600	4,683,386
Corporate Executive Board Co.	37,900	3,323,830
CoStar Group, Inc.*^	21,500	1,151,540
Global Cash Access Holdings, Inc.*^	143,200	2,324,136
Herman Miller, Inc.	6,400	232,704
Huron Consulting Group, Inc.*	14,100	639,294
Knoll, Inc.	194,400	4,276,800
LECG Corp.*^	79,500	1,469,160
Monster Worldwide, Inc.*	108,550	5,062,772
PeopleSupport, Inc.*^	126,360	2,659,878
Resources Connection, Inc.*^	191,800	6,106,912
Robert Half International, Inc.	12,300	456,576
Stericycle, Inc.*^	145,100	10,955,050

		47,747,348

Construction & Engineering (1.0%)
Fluor Corp.	62,400	5,094,960
Granite Construction, Inc.	54,360	2,735,395

		7,830,355

Electrical Equipment (0.5%)
Ametek, Inc.	125,550	3,997,512

Machinery (3.0%)
Flowserve Corp.*	28,600	1,443,442
Force Protection, Inc.*	139,300	2,425,213
IDEX Corp.^	79,050	3,747,760
Joy Global, Inc.	102,700	4,964,518
Kennametal, Inc.	4,700	276,595
Lincoln Electric Holdings, Inc.	67,300	4,066,266
Manitowoc Co., Inc.	31,200	1,854,216
Oshkosh Truck Corp.	2,200	106,524
Terex Corp.*	11,800	762,044
Trinity Industries, Inc.	16,500	580,800
Watts Water Technologies, Inc., Class A	71,300	2,931,143

		23,158,521

Marine (0.1%)
American Commercial Lines, Inc.*	13,700	897,487

Road & Rail (0.4%)
JB Hunt Transport Services, Inc.	16,600	344,782
Knight Transportation, Inc.^	145,650	2,483,333

		2,828,115

Trading Companies & Distributors (0.9%)
Beacon Roofing Supply, Inc.*^	66,350	1,248,707
Fastenal Co.^	70,900	2,543,892
MSC Industrial Direct Co.	65,100	2,548,665
WESCO International, Inc.*	8,300	488,123

		6,829,387

Total Industrials		120,675,267

Information Technology (23.5%)
Communications Equipment (2.6%)
Arris Group, Inc.*	179,430	2,244,669
Ciena Corp.*	60,497	1,676,372
F5 Networks, Inc.*^	86,200	6,396,902
Harris Corp.	25,200	1,155,672
Ixia*^	240,900	2,312,640
Juniper Networks, Inc.*	23,800	450,772
NETGEAR, Inc.*^	43,700	1,147,125
Redback Networks, Inc.*	58,600	1,461,484
ViaSat, Inc.*	122,400	3,648,744

		20,494,380

Computers & Peripherals (2.7%)
Electronics for Imaging, Inc.*^	104,800	2,785,584
Logitech International S.A. (Registered)*^	22,900	654,711
Network Appliance, Inc.*	141,200	5,546,336
QLogic Corp.*	234,600	5,142,432
Rackable Systems, Inc.*^	84,000	2,601,480
Synaptics, Inc.*^	88,700	2,633,503
Xyratex Ltd.*	67,300	1,452,334

		20,816,380

Electronic Equipment & Instruments (2.2%)
Amphenol Corp., Class A	80,010	4,967,021
Flir Systems, Inc.*^	113,800	3,622,254
Jabil Circuit, Inc.	11,500	282,325
Mettler-Toledo International, Inc.*	6,300	496,755
National Instruments Corp.	62,850	1,712,034
Tektronix, Inc.	102,800	2,998,676
Trimble Navigation Ltd.*	66,450	3,371,008

		17,450,073

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	10,200	541,824
aQuantive, Inc.*^	109,450	2,699,037
Ariba, Inc.*^	189,800	1,469,052
Entrust, Inc.*	262,700	1,121,729
Equinix, Inc.*^	1,500	113,430
Internap Network Services Corp.*^	34,100	677,567
Marchex, Inc., Class B*^	105,800	1,415,604
ValueClick, Inc.*^	75,100	1,774,613

		9,812,856

IT Services (3.7%)
Alliance Data Systems Corp.*	84,600	5,284,962
BearingPoint, Inc.*^	192,400	1,514,188
CheckFree Corp.*^	58,600	2,353,376
Cognizant Technology Solutions Corp., Class A*	66,700	5,146,572
Global Payments, Inc.	11,400	527,820
Heartland Payment Systems, Inc.^	53,200	1,502,900
Iron Mountain, Inc.*	97,790	4,042,639
RightNow Technologies, Inc.*^	76,800	1,322,496
Sapient Corp.*^	516,700	2,836,683
VeriFone Holdings, Inc.*^	108,200	3,830,280

		28,361,916

Semiconductors & Semiconductor Equipment (6.8%)
Atheros Communications, Inc.*^	95,200	2,029,664
Exar Corp.*	160,400	2,085,200
FormFactor, Inc.*	53,200	1,981,700
Hittite Microwave Corp.*^	79,700	2,575,904
Integrated Device Technology, Inc.*	522,800	8,092,944
Intersil Corp., Class A	41,800	999,856
Lam Research Corp.*	31,150	1,576,813
Microchip Technology, Inc.	18,000	588,600
Microsemi Corp.*^	178,000	3,497,700
Microtune, Inc.*^	138,300	650,010
Netlogic Microsystems, Inc.*^	111,000	2,407,590
NVIDIA Corp.*	161,400	5,973,414
Power Integrations, Inc.*^	149,200	3,498,740
Silicon Laboratories, Inc.*	230,200	7,976,430
Trident Microsystems, Inc.*^	42,600	774,468
Varian Semiconductor Equipment Associates, Inc.*	110,150	5,014,028
Xilinx, Inc.	117,770	2,804,104

		52,527,165

Software (4.2%)
Activision, Inc.*	472,453	8,145,090
Altiris, Inc.*	64,950	1,648,431

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	150,355	$5,826,256
Commvault Systems, Inc.*	97,600	1,952,976
Hyperion Solutions Corp.*	11,250	404,325
Micros Systems, Inc.*	36,400	1,918,280
Nuance Communications, Inc.*^	237,200	2,718,312
Quest Software, Inc.*	193,900	2,840,635
THQ, Inc.*^	54,200	1,762,584
TIBCO Software, Inc.*	361,050	3,408,312
VA Software Corp.*	124,200	624,726
Witness Systems, Inc.*^	82,400	1,444,472

		32,694,399

Total Information Technology		182,157,169

Materials (2.4%)
Chemicals (0.6%)
Cabot Corp.	29,283	1,275,860
FMC Corp.	27,400	2,097,470
Minerals Technologies, Inc.	22,700	1,334,533

		4,707,863

Construction Materials (1.0%)
Headwaters, Inc.*^	59,400	1,423,224
Martin Marietta Materials, Inc.	58,300	6,057,953

		7,481,177

Metals & Mining (0.8%)
Allegheny Technologies, Inc.	32,220	2,921,710
RTI International Metals, Inc.*^	39,500	3,089,690

		6,011,400

Total Materials		18,200,440

Telecommunication Services (4.8%)
Diversified Telecommunication Services (1.8%)
NeuStar, Inc., Class A*	95,000	3,081,800
Time Warner Telecom, Inc., Class A*^	533,624	10,635,126

		13,716,926

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	229,400	8,552,032
Crown Castle International Corp.*	12,200	394,060
NII Holdings, Inc.*^	159,100	10,252,404
SBA Communications Corp., Class A*	141,000	3,877,500

		23,075,996

Total Telecommunication Services		36,792,922

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	29,300	1,169,070

Total Utilities		1,169,070

Total Common Stocks (98.5%) (Cost $651,546,096)		761,582,597

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.8%)
Federal Home Loan Mortgage Corp.
4.82%, 1/2/07 (p)	$6,545,000	6,543,248

Short-Term Investments of Cash Collateral for Securities Loaned (25.0%)
ACCR, Series 06-2 A1.
5.39%, 6/27/08 (l)	806,677	806,677
Anglo Irish Bank Corp. plc.
5.34%, 2/1/07	3,562,044	3,562,044
Barton Capital Corp.
5.32%, 1/11/07	3,307,944	3,307,944
Bavaria TRR Corp.
5.39%, 1/25/07	3,591,893	3,591,893
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07Z (r)	14,656,981	14,656,981
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	14,363,139	14,363,139
Charta LLC
5.31%, 1/5/07	12,628,672	12,628,672
5.32%, 1/16/07	2,143,274	2,143,274
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	3,175,022	3,175,022
Series C
5.37%, 1/18/07	3,591,417	3,591,417
5.39%, 1/18/07	5,027,897	5,027,897
Corp. Andina de Fomento
5.36%, 2/20/07	5,690,734	5,690,734
Deutsche Bank AG/London
5.34%, 1/31/07	2,886,431	2,886,431
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	10,824,117	10,824,117
DZ Bank AG/New York
5.31%, 1/11/07	2,164,823	2,164,823
Ebbets Funding LLC
5.34%, 1/12/07	13,783,277	13,783,277
Fenway Funding LLC
5.40%, 1/2/07	4,730,907	4,730,907
5.37%, 1/10/07	999,075	999,075
5.36%, 2/15/07	7,150,087	7,150,087
Fifth Third Bancorp
5.35%, 1/29/08	432,961	432,961
Galleon Capital Corp.
5.33%, 2/15/07	7,150,460	7,150,460
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	1,587,537	1,587,537
5.43%, 1/29/08 (l)	2,886,431	2,886,431
Gotham Funding Corp.
5.36%, 1/16/07	9,735,052	9,735,052
Hartford Life, Inc.
5.47%, 12/28/07 (l)	1,154,573	1,154,573
HBOS Treasury Services plc.
5.31%, 1/29/07	3,304,608	3,304,608
KBC Financial Products/London
5.34%, 2/1/07	7,301,949	7,301,949
Kommunalkredit International Bank
5.37%, 2/5/07	2,135,821	2,135,821
Lafayette Asset Securitization LLC
5.35%, 2/9/07	3,559,355	3,559,355
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	505,125	505,125
Liberty Street Funding Co.
5.35%, 1/12/07	4,918,958	4,918,958
5.35%, 1/16/07	8,618,345	8,618,345
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	7,216,078	7,216,078
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	721,608	721,608
5.37%, 1/28/08 (l)	4,329,647	4,329,647
New York Life Insurance Co.
5.43%, 3/29/07 (l)	3,608,039	3,608,039
Norinchukin Bank N.Y.
5.35%, 2/28/07	7,216,078	7,216,078
Washington Mutual Bank FA
5.35%, 3/19/07	2,165,669	2,165,669

Total Short-Term Investments of Cash Collateral for Securities Loaned		193,632,705

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

	Principal Amount	Value (Note 1)
Time Deposit (0.9%)
JPMorgan Chase Nassau
4.75%, 1/2/07	$6,592,569	$6,592,569

Total Short-Term Investments (26.7%) (Cost/Amortized Cost $206,769,398)		206,768,522

Total Investments (125.2%) (Cost/Amortized Cost $858,315,494)		968,351,119
Other Assets Less Liabilities (-25.2%)		(194,627,415)

Net Assets (100%)		$773,723,704

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $902,286 or 0.12% of net assets) valued at fair value.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(p)	Yield to maturity.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$564,564,513
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$586,120,294

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,905,202
Aggregate gross unrealized depreciation	(24,219,556)

Net unrealized appreciation	$105,685,646

Federal income tax cost of investments	$862,665,473

At December 31, 2006, the Portfolio had loaned securities with a total value of $188,750,303. This was secured by collateral of $193,632,705 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $1,961 as brokerage commissions with Sanford

C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (1.3%)
Aftermarket Technology Corp.*	18,952	$403,299
American Axle & Manufacturing Holdings, Inc.^	143,200	2,719,368
Autoliv, Inc.	63,890	3,852,567
BorgWarner, Inc.	57,700	3,405,454
Noble International Ltd.	2,230	44,711
Spartan Motors, Inc.^	930	14,117
TRW Automotive Holdings Corp.*	78,900	2,041,143

		12,480,659

Automobiles (0.0%)
Thor Industries, Inc.^	4,640	204,114

Distributors (0.0%)
Coast Distribution System	5,400	46,710
Source Interlink Cos., Inc.*^	46,600	380,256

		426,966

Diversified Consumer Services (0.9%)
Carriage Services, Inc.*^	8,780	44,690
CPI Corp.	200	9,298
Jackson Hewitt Tax Service, Inc.	6,100	207,217
Nobel Learning Communities, Inc.*	170	1,928
Regis Corp.	175,800	6,951,132
Service Corp. International	28,606	293,211
Stewart Enterprises, Inc., Class A^	139,459	871,619

		8,379,095

Hotels, Restaurants & Leisure (1.6%)
Benihana, Inc.*	30	944
Bob Evans Farms, Inc.	5,013	171,545
Brinker International, Inc.	38,685	1,166,739
Burger King Holdings, Inc.*	1,920	40,512
Canterbury Park Holding Corp.	210	2,877
CBRL Group, Inc.^	34,120	1,527,211
Cheesecake Factory, Inc.*	243,700	5,995,020
Churchill Downs, Inc.	130	5,556
Frisch’s Restaurants, Inc.	3,000	88,200
IHOP Corp.^	761	40,105
ILX Resorts, Inc.	1,460	13,753
Interstate Hotels & Resorts, Inc.*	28,520	212,759
J. Alexander’s Corp.	4,450	39,961
Jack in the Box, Inc.*	4,150	253,316
Lodgian, Inc.*^	18,441	250,798
Marcus Corp.^	10,860	277,799
Mexican Restaurants, Inc.*	300	3,300
Nathan’s Famous, Inc.*	4,000	57,440
O’Charley’s, Inc.*	2,010	42,773
Pinnacle Entertainment, Inc.*	61,100	2,024,854
Red Lion Hotels Corp.*	2,800	35,672
Rubio’s Restaurants, Inc.*	300	2,955
Ruby Tuesday, Inc.^	126,200	3,462,928
Silverleaf Resorts, Inc.*	32,796	146,926
Speedway Motorsports, Inc.	5,230	200,832
Steak n Shake Co.*^	2,220	39,072

		16,103,847

Household Durables (1.2%)
American Biltrite, Inc.*	1,618	14,853
Avatar Holdings, Inc.*^	5,188	419,450
Basset Furniture Industries, Inc.^	24,947	407,634
Black & Decker Corp.	20,100	1,607,397
Chromcraft Revington, Inc.*	11,500	98,785
Cobra Electronics Corp.	4	38
CSS Industries, Inc.	1,510	53,409
Decorator Industries, Inc.	2,100	15,330
Ethan Allen Interiors, Inc.^	45,000	1,624,950
Furniture Brands International, Inc.^	23,479	381,064
Hooker Furniture Corp.^	8,120	127,322
Interface, Inc., Class A*	700	9,954
Kimball International, Inc., Class B	361	8,772
La-Z-Boy, Inc.^	39,300	466,491
Leggett & Platt, Inc.	190,100	4,543,390
MITY Enterprises, Inc.*	80	1,432
National Presto Industries, Inc.^	5,840	349,641
Newell Rubbermaid, Inc.	64,100	1,855,695
P&F Industries, Inc., Class A*	719	7,909
Skyline Corp.^	2,020	81,244
Stanley Works	200	10,058
Universal Electronics, Inc.*^	3,077	64,679
Virco Manufacturing Corp.*	650	5,070

		12,154,567

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	188,496
Blair Corp.	5,516	180,649
Collegiate Pacific, Inc.^	3,900	36,894
GSI Commerce, Inc.*^	1,215	22,781
Systemax, Inc.*^	15,194	265,136

		693,956

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.^	15,700	276,163
Callaway Golf Co.^	31,592	455,241
Cybex International, Inc.*^	17,360	104,334
GameTech International, Inc.*	5,305	63,554
JAKKS Pacific, Inc.*^	35,192	768,593
K2, Inc.*.	1,060	13,981
RC2 Corp.*	2,840	124,960

		1,806,826

Media (2.2%)
Cinram International Income Fund	378,600	7,466,589
Entercom Communications Corp., Class A^	155,900	4,393,262
Live Nation, Inc.*	230	5,152
Media General, Inc., Class A	4,400	163,548
R.H. Donnelley Corp.	151,880	9,527,433
RCN Corp.*	4	121
Regent Communications, Inc.*	10,423	29,497
Scholastic Corp.*	960	34,406
Traffix, Inc.	940	5,151
World Wrestling Entertainment, Inc.^	3,600	58,680

		21,683,839

Multiline Retail (1.0%)
Big Lots, Inc.*^	57,030	1,307,128
Dillards, Inc., Class A^	63,400	2,217,098
Federated Department Stores, Inc.	161,430	6,155,326
Gottschalks, Inc.*	7,084	81,324

		9,760,876

Specialty Retail (2.3%)
Aaron Rents, Inc.^	2,950	84,901
AnnTaylor Stores Corp.*	48,120	1,580,261
Asbury Automotive Group, Inc.	17,000	400,520
Barnes & Noble, Inc.	1,260	50,035
Books-A-Million, Inc.^	31,300	709,884
Cato Corp., Class A	9,600	219,936
Charlotte Russe Holding, Inc.*	15,381	472,966
Charming Shoppes, Inc.*^	200,830	2,717,230
Circuit City Stores, Inc.	172,000	3,264,560

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
DEB Shops, Inc.^	300	$7,920
Finlay Enterprises, Inc.*	200	1,598
Foot Locker, Inc.	232,100	5,089,953
Franklin Covey Co.*	100	698
Gap, Inc.	318,600	6,212,700
Guess?, Inc.*	239	15,160
Gymboree Corp.*	2,290	87,386
Hastings Entertainment, Inc.*	10,124	71,678
Haverty Furniture Cos., Inc.^	30,650	453,620
Jennifer Convertibles, Inc.*	840	4,477
OfficeMax, Inc.	3,200	158,880
Rent-A-Center, Inc.*	1,880	55,479
Restoration Hardware, Inc.*^	23,434	199,423
Rex Stores Corp.*	1,180	20,933
Shoe Carnival, Inc.*	7,270	229,732
Stage Stores, Inc.	20,074	610,049
Stein Mart, Inc.^	16,571	219,731

		22,939,710

Textiles, Apparel & Luxury Goods (1.5%)
Brown Shoe Co., Inc	14,925	712,519
Culp, Inc.*	3,330	17,149
Cutter & Buck, Inc.	740	7,970
Delta Apparel, Inc.^	3,500	59,815
Hallwood Group, Inc.*	288	35,280
Hampshire Group Ltd.*	6,189	102,552
Jones Apparel Group, Inc.	165,390	5,528,988
Lacrosse Footwear, Inc.*	102	1,354
Liz Claiborne, Inc.	43,899	1,907,850
Movado Group, Inc.^	22,900	664,100
Perry Ellis International, Inc.*^	3,200	131,200
Phillips-Van Heusen Corp.	46,100	2,312,837
Steven Madden Ltd.	150	5,263
Stride Rite Corp.	32,410	488,743
Superior Uniform Group, Inc.	100	1,286
V.F. Corp.	10,900	894,672
Velcro Industries N.V	800	11,304
Weyco Group, Inc.^	6,506	161,674
Wolverine World Wide, Inc.	53,680	1,530,954

		14,575,510

Total Consumer Discretionary		121,209,965

Consumer Staples (3.4%)
Beverages (0.5%)
MGP Ingredients, Inc.^	300	6,783
Molson Coors Brewing Co., Class B	53,300	4,074,252
National Beverage Corp.*^	8,400	117,852

		4,198,887

Food & Staples Retailing (0.4%)
Great Atlantic & Pacific Tea Co., Inc.	26,598	684,632
Ingles Markets, Inc., Class A	2,786	82,995
Longs Drug Stores Corp.	48,970	2,075,349
Ruddick Corp.^	5,620	155,955
Smart & Final, Inc.*.	19,700	372,330
Spartan Stores, Inc.^	3,286	68,776
Topps Co., Inc.^	1,100	9,790
Village Super Market, Inc., Class A^	100	8,549
Weis Markets, Inc.^	14,700	589,617

		4,047,993

Food Products (2.5%)
Bunge Ltd.^	93,500	6,779,685
Corn Products International, Inc.	71,720	2,477,209
Diamond Foods, Inc.	9,960	189,340
Flowers Foods, Inc.^	9,785	264,097
Griffin Land & Nurseries, Inc.*	170	5,516
Hain Celestial Group, Inc.*^	42,944	1,340,282
J & J Snack Foods Corp.	5,724	236,974
Lance, Inc.^	2,069	41,546
PAN Fish A.S.A.*	2,328,000	2,131,200
Pilgrim’s Pride Corp.^	190,200	5,597,586
Ralcorp Holdings, Inc.*	16,930	861,568
Reddy Ice Holdings, Inc.	5,180	133,748
Seaboard Corp.^	680	1,200,200
Smithfield Foods, Inc.*	62,800	1,611,448
Tasty Baking Co.^	8,069	72,540
Tyson Foods, Inc., Class A	102,100	1,679,545

		24,622,484

Household Products (0.0%)
Oil-Dri Corp. of America	9,625	162,470

Personal Products (0.0%)
CCA Industries, Inc	100	1,154
Natural Alternatives International, Inc.*	2,225	19,224
Schiff Nutrition International, Inc.*^	21,600	143,640

		164,018

Total Consumer Staples		33,195,852

Energy (3.7%)
Energy Equipment & Services (1.4%)
Cameron International Corp.*	57,400	3,045,070
Dawson Geophysical Co.*^	2,640	96,175
Gulfmark Offshore, Inc.*	710	26,561
Lufkin Industries, Inc.	3,940	228,835
NATCO Group, Inc.*^	18,850	600,938
Pride International, Inc.*	26,680	800,667
SBM Offshore N.V	24,758	850,458
SEACOR Holdings, Inc.*	10,780	1,068,729
Superior Energy Services, Inc.*^	410	13,399
Tetra Technologies, Inc.*	21,300	544,854
Tidewater, Inc.	14,650	708,474
Trico Marine Services, Inc.*^	3,030	116,080
W-H Energy Services, Inc.*	22,610	1,100,881
Weatherford International Ltd.*	105,800	4,421,382

		13,622,503

Oil, Gas & Consumable Fuels (2.3%)
Adams Resources & Energy, Inc.	4,800	144,480
Arch Coal, Inc.^	79,300	2,381,379
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*^(m)	319,400	1,765,292
Callon Petroleum Co.*^	23,800	357,714
Copano Energy LLC.	100	5,965
Frontier Oil Corp.	14,318	411,499
Mariner Energy, Inc.*	72,880	1,428,448
Murphy Oil Corp.	110,510	5,619,433
Newfield Exploration Co.*	86,500	3,974,675
Noble Energy, Inc.	85,500	4,195,485
Swift Energy Co.*^	900	40,329
Tesoro Corp.	25,310	1,664,639
Teton Energy Corp.*^	100	499
Western Refining, Inc.^	32,300	822,358

		22,812,195

Total Energy		36,434,698

Financials (22.3%)
Capital Markets (3.0%)
A.G. Edwards, Inc.	68,100	4,310,049
Affiliated Managers Group, Inc.*^	35,200	3,700,576
Apollo Investment Corp.^	106,800	2,392,320
E*Trade Financial Corp.*	454,900	10,198,858

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B	191,700	$6,475,626
Knight Capital Group, Inc., Class A*^	59,016	1,131,337
Raymond James Financial, Inc.	24,750	750,172
SWS Group, Inc.^	28,510	1,017,807

		29,976,745

Commercial Banks (3.0%)
Alabama National Bancorp^	3,784	260,074
Amcore Financial, Inc.^	30,500	996,435
American Community Bancshares, Inc.	2,550	28,178
Ameris Bancorp^	9,096	256,325
Auburn National Bancorp, Inc.	1,500	43,335
BancFirst Corp.^	10,442	563,868
Banco Latinoamericano de Exportaciones S.A.	7,150	121,264
Bancorpsouth, Inc.	12,910	346,246
Bank of Granite Corp.^	7,006	132,904
Banner Corp.	640	28,378
Bar Harbor Bankshares	427	13,557
BNCCORP, Inc.*	3,609	46,700
BOE Financial Services of Virginia, Inc.	1,200	37,200
Britton & Koontz Capital Corp.	1,352	27,026
Brunswick Bancorp*	1,540	19,481
Bryn Mawr Bank Corp.	6,000	141,840
Capital Bank Corp.	100	1,720
CCF Holding Co.^	1,012	20,341
Central Virginia Bankshares, Inc.	862	22,412
Centrue Financial Corp.	2,680	52,180
City Holding Co.	2,575	105,292
City National Corp./California.	11,900	847,280
Codorus Valley Bancorp, Inc.	242	4,719
Comm Bancorp, Inc.^	300	12,933
Commerce Bancorp, Inc./ New Jersey^	83,250	2,936,227
Community Bank Shares of Indiana, Inc.	880	19,510
Community Capital Corp.	420	8,652
Community West Bancshares.	3,471	55,015
Cowlitz Bancorp*	2,300	38,847
Desert Community Bank/California	440	7,854
ECB Bancorp, Inc.	1,000	32,600
Enterprise Financial Services Corp.^	850	27,693
Exchange National Bancshares, Inc.	350	11,025
Fidelity Southern Corp.	130	2,419
First Citizens BancShares, Inc./North Carolina, Class A	7,500	1,519,800
First Indiana Corp.^	875	22,190
First M&F Corp.	3,200	62,144
First Mariner Bancorp, Inc.*	1,410	26,156
First Regional Bancorp/California*^	1,355	46,192
First United Corp.	4,225	92,021
First West Virginia Bancorp, Inc.	240	4,740
FirstMerit Corp.	89,853	2,169,051
FNB Corp./Virginia^	360	14,958
FNB Financial Services Corp.	2,031	30,099
FNB United Corp.	3,360	61,622
Habersham Bancorp	500	11,900
HF Financial Corp.	7,656	132,755
Horizon Bancorp/Indiana.	3,300	89,925
Huntington Bancshares, Inc./Ohio	167,200	3,971,000
Integra Bank Corp.	8,732	240,305
Intervest Bancshares Corp.*	3,100	106,671
Leesport Financial Corp.	1,777	42,488
LSB Bancshares, Inc./ North Carolina	2,000	33,800
Marshall & Ilsley Corp.	127,100	6,114,781
Merrill Merchants Bancshares, Inc.	3,600	95,220
MidWestOne Financial Group, Inc.	4,700	93,718
National Bankshares, Inc.	880	20,856
National Mercantile Bancorp*^	875	11,944
Northrim BanCorp, Inc.	2,613	69,506
Northway Financial, Inc.	300	9,939
Peoples Bancorp of North Carolina, Inc.	3,514	98,462
Peoples Bancorp, Inc./Ohio	231	6,861
Peoples Banctrust Co., Inc.	2,470	62,590
Pinnacle Bancshares, Inc.	1,800	28,350
Princeton National Bancorp, Inc.	3,810	124,015
Renasant Corp.^	6,892	211,102
Republic First Bancorp, Inc.*	10,149	131,125
Royal Bancshares of Pennsylvania, Inc.^	2,205	57,947
Rurban Financial Corp.	200	2,154
Simmons First National Corp., Class A.	6,520	205,706
Southwest Bancorp, Inc./Oklahoma	1,230	34,268
Sterling Financial Corp./Pennsylvania^	4,221	99,911
SVB Financial Group*^	110,043	5,130,205
Team Financial, Inc.	3,300	52,800
Tompkins Trustco, Inc.	240	10,908
UnionBanCal Corp.	16,700	1,022,875
United Bancorp, Inc./Ohio	5,060	50,448
United Bancshares, Inc./Ohio	1,420	24,722
United Security Bancshares/Alabama	921	26,921
Unity Bancorp, Inc.	6,198	91,173
Wainwright Bank & Trust Co.	457	5,009
Washington Banking Co.	1,190	20,099
Wilmington Trust Corp.	6,000	253,020

		30,113,982

Consumer Finance (0.4%)
Advanta Corp., Class A	3,940	156,852
Advanta Corp., Class B	5,956	259,860
Asta Funding, Inc.^	2,250	68,490
Cash America International, Inc.	100	4,690
CompuCredit Corp.*^	150	5,972
Consumer Portfolio Services, Inc.*	11,478	74,722
Dollar Financial Corp.*	13,785	384,050
EZCORP, Inc., Class A*^	70,800	1,150,500
First Cash Financial Services, Inc.*^	1,320	34,148
First Marblehead Corp.	25,785	1,409,150

		3,548,434

Diversified Financial Services (0.9%)
Ampal American Israel, Class A*	3,810	18,250
California First National Bancorp	666	9,310
CIT Group, Inc.	91,900	5,125,263
Genesis Lease Ltd. (ADR)*	151,300	3,555,550
Pico Holdings, Inc.*^	15,300	531,981

		9,240,354

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Insurance (8.4%)
Alfa Corp.^	700	$13,167
Alleghany Corp.*	610	221,796
Ambac Financial Group, Inc.	69,200	6,163,644
American Equity Investment Life Holding Co.^	18,740	244,182
American Financial Group, Inc./Ohio	109,200	3,921,372
American National Insurance Co.	17,777	2,028,533
American Safety Insurance Holdings Ltd.*	10,190	189,025
Arch Capital Group Ltd.*	41,800	2,826,098
Arthur J. Gallagher & Co.^	207,800	6,140,490
Aspen Insurance Holdings Ltd.	14,770	389,337
Assurant, Inc.	68,390	3,778,547
Conseco, Inc.*	120,715	2,411,886
Donegal Group, Inc., Class B	3,910	68,073
Endurance Specialty Holdings Ltd.	47,330	1,731,331
Enstar Group, Inc.*^	10	959
Everest Reinsurance Group Ltd.	43,300	4,248,163
FBL Financial Group, Inc., Class A	12,260	479,121
First American Corp.	39,440	1,604,419
FPIC Insurance Group, Inc.*	1,150	44,816
Great American Financial Resources, Inc.	15,700	361,885
Harleysville Group, Inc.	9,662	336,431
HCC Insurance Holdings, Inc.^	113,950	3,656,656
Horace Mann Educators Corp.	16,903	341,441
IPC Holdings Ltd.	65,769	2,068,435
Kansas City Life Insurance Co.^	4,100	205,328
KMG America Corp.*	24,240	232,462
Max Reinsurance Capital Ltd.^	73,382	1,821,341
Meadowbrook Insurance Group, Inc.*	13,200	130,548
Midland Co.^	11,814	495,597
National Western Life Insurance Co., Class A^	590	135,783
NYMAGIC, Inc.^	7,160	262,056
Odyssey Reinsurance Holdings Corp.^	5,160	192,468
Ohio Casualty Corp.	3,140	93,603
Old Republic International Corp.	255,750	5,953,860
PartnerReinsurance Ltd.	40,429	2,871,672
Philadelphia Consolidated Holding Corp.*	10,640	474,118
Platinum Underwriters Holdings Ltd.	124,416	3,849,431
Presidential Life Corp.^	20,618	452,565
Reinsurance Group of America, Inc.^	115,200	6,416,640
RenaissanceReinsurance Holdings Ltd.	46,610	2,796,600
Selective Insurance Group, Inc.^	33,457	1,916,752
Unico American Corp.*	300	3,924
United America Indemnity Ltd., Class A*	4,040	102,333
UnumProvident Corp.	170,300	3,538,834
Wesco Financial Corp.	830	381,800
Willis Group Holdings Ltd.	162,100	6,436,991
Zenith National Insurance Corp.	17,400	816,234

		82,850,747

Real Estate Investment Trusts (REITs) (3.7%)
Ashford Hospitality Trust, Inc. (REIT)	58,411	727,217
Associated Estates Realty Corp. (REIT)	18,780	258,037
Cousins Properties, Inc. (REIT)	34,913	1,231,382
Eagle Hospitality Properties Trust, Inc. (REIT)	17,540	161,017
Entertainment Properties Trust (REIT)	12,520	731,669
Extra Space Storage, Inc. (REIT)	42,500	776,050
Franklin Street Properties Corp. (REIT)	18,160	382,268
Gladstone Commercial Corp. (REIT)^	530	10,674
Highland Hospitality Corp. (REIT)	57,330	816,952
Home Properties, Inc. (REIT)	8,900	527,503
Hospitality Properties Trust (REIT)	500	23,765
HRPT Properties Trust (REIT)^	408,579	5,045,951
Innkeepers USA Trust (REIT)	4,040	62,620
iStar Financial, Inc. (REIT)	86,283	4,126,053
KKR Financial Corp. (REIT)	221,500	5,933,985
LaSalle Hotel Properties (REIT)	4,960	227,416
LTC Properties, Inc. (REIT)^	34,460	941,103
Medical Properties Trust, Inc. (REIT)^	52,103	797,176
Mission West Properties, Inc. (REIT)	29,490	386,319
Monmouth, Class A (REIT)^	23,000	194,350
National Health Investors, Inc. (REIT)^	43,560	1,437,480
National Health Realty, Inc. (REIT)^	17,300	415,200
National Retail Properties, Inc. (REIT)^	55,999	1,285,177
Omega Healthcare Investors, Inc. (REIT)^	56,050	993,206
One Liberty Properties, Inc. (REIT)	18,100	454,853
Presidential Realty Corp., Class B (REIT)	700	4,900
Republic Property Trust (REIT)^	9,020	104,091
Spirit Finance Corp. (REIT)	102,277	1,275,394
Strategic Hotels & Resorts, Inc. (REIT)	105,600	2,301,024
Sunstone Hotel Investors, Inc. (REIT)	78,330	2,093,761
Supertel Hospitality, Inc. (REIT)	3,101	21,490
Universal Health Realty Income Trust (REIT)	3,540	137,989
Urstadt Biddle Properties, Inc. (REIT)	1,200	21,060
Urstadt Biddle Properties, Inc., Class A (REIT)^	9,900	188,991
Weingarten Realty Investors (REIT)^	44,500	2,051,895
Winston Hotels, Inc. (REIT)	37,562	497,696
Winthrop Realty Trust (REIT)^	37,330	255,711

		36,901,425

Real Estate Management & Development (0.0%)
Stratus Properties, Inc.*	280	8,960
United Capital Corp.*	1,320	38,980
Wellsford Real Properties, Inc.*	3,860	29,027
Wilshire Enterprises, Inc.	520	2,366

		79,333

Thrifts & Mortgage Finance (2.9%)
1st Independence Financial Group, Inc.	1,500	24,675
Ameriana Bancorp	1,891	24,715

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Anchor Bancorp Wisconsin, Inc.^	830	$23,921
BankUnited Financial Corp., Class A^	40,828	1,141,551
Berkshire Bancorp, Inc.	1,200	19,560
Berkshire Hills Bancorp, Inc.^	703	23,522
Beverly Hills Bancorp, Inc.^	32,163	266,631
Camco Financial Corp.	64	816
Carver Bancorp, Inc.	700	10,906
Central Bancorp, Inc./Massachusetts	1,100	34,430
CFS Bancorp, Inc.^	5,680	83,212
Citizens First Bancorp, Inc.	950	29,203
Community Financial Corp./Virginia	6,200	72,664
Corus Bankshares, Inc.^	49,039	1,131,330
Delta Financial Corp.^	18,929	191,751
Elmira Savings Bank FSB.	121	3,660
Farmer Mac, Class C^	19,040	516,555
First Bancorp of Indiana, Inc.	1,600	30,576
First Bancshares, Inc./Missouri	200	3,480
First BancTrust Corp.	2,600	30,680
First Defiance Financial Corp.	4,435	134,380
First Federal Bancshares of Arkansas, Inc.	3,999	97,256
First Federal Bancshares, Inc./Delaware	200	4,526
First Federal Bankshares, Inc.	4,200	91,140
First Franklin Corp.	1,700	25,517
First Place Financial Corp./Ohio^	19,967	469,025
FirstFed Financial Corp.*^	28,000	1,875,160
Franklin Bank Corp./Texas*^	9,230	189,584
Great Pee Dee Bancorp, Inc.	500	7,675
Guaranty Federal Bancshares, Inc.	1,220	35,063
HMN Financial, Inc.	2,977	102,736
Home Federal Bancorp/Indiana	2,100	59,808
HopFed Bancorp, Inc.	140	2,226
IndyMac Bancorp, Inc.	51,350	2,318,966
ITLA Capital Corp.^	7,300	422,743
Lincoln Bancorp/Indiana	158	3,158
LSB Corp.	60	984
LSB Financial Corp.	263	6,457
MASSBANK Corp.^	100	3,289
Mayflower Co-Op Bank/Massachusetts	150	1,830
Meta Financial Group, Inc.	410	12,218
MFB Corp.	100	3,490
MutualFirst Financial, Inc.	7,800	165,360
New York Community Bancorp, Inc.^	297,742	4,793,646
North Central Bancshares, Inc.	100	3,901
Northeast Bancorp	600	11,460
OceanFirst Financial Corp.	8,575	196,625
Ocwen Financial Corp.*^	7,380	117,047
Park Bancorp, Inc.	1,300	44,200
Parkvale Financial Corp.	3,042	96,584
People’s Bank/Connecticut^	150,350	6,708,617
Peoples Bancorp/Indiana	600	11,610
Peoples Community Bancorp, Inc.	2	36
Provident Financial Holdings, Inc.	12,160	370,758
Radian Group, Inc.	11,200	603,792
Riverview Bancorp., Inc.	5,710	86,792
South Street Financial Corp.^	600	5,532
Southern Missouri Bancorp, Inc.	70	1,023
TF Financial Corp.^	100	3,095
Timberland Bancorp, Inc./Washington	4,200	155,862
United Community Financial Corp./Ohio^	47,300	578,952
Washington Savings Bank FSB/Maryland	2,520	22,050
Webster Financial Corp .	83,300	4,058,376
Willow Financial Bancorp, Inc.^	5,004	74,660
WSFS Financial Corp.	7,660	512,684

		28,153,731

Total Financials		220,864,751

Health Care (8.9%)
Biotechnology (1.0%)
Cephalon, Inc.*^	41,560	2,926,240
Digene Corp.*	19,127	916,566
Infinity Pharmaceuticals, Inc.*	450	5,602
Theravance, Inc.*	185,500	5,730,095

		9,578,503

Health Care Equipment & Supplies (3.4%)
Allied Healthcare Products, Inc.*	4,200	21,714
Angeion Corp.*	4,000	48,920
Atrion Corp.	440	34,210
Bausch & Lomb, Inc.	129,100	6,720,946
Beckman Coulter, Inc.	61,200	3,659,760
Cooper Cos., Inc.^	90,600	4,031,700
Datascope Corp.	16,713	609,022
Edwards Lifesciences Corp.*	104,600	4,920,384
Enpath Medical, Inc.*	100	1,455
Hillenbrand Industries, Inc.^	109,720	6,246,359
Hospira, Inc.*	160,390	5,385,896
Iridex Corp.*	900	7,983
National Dentex Corp.*	4,090	71,575
Palomar Medical Technologies, Inc.*^	12,989	658,153
Span-America Medical Systems, Inc.	2,700	39,420
Viasys Healthcare, Inc.*	33,390	928,910
Zoll Medical Corp.*^	1,950	113,568

		33,499,975

Health Care Providers & Services (1.1%)
Air Methods Corp.*^	600	16,752
Almost Family, Inc.*	2,200	95,414
American Shared Hospital Services	4,050	26,933
Genesis HealthCare Corp.*^	18,672	881,879
Gentiva Health Services, Inc.*	9,270	176,686
HEALTHSOUTH Corp.*^	207,140	4,691,721
Integramed America, Inc.*	1,558	23,448
Medcath Corp.*	10,400	284,544
National Healthcare Corp.	432	23,846
NovaMed, Inc.*^	16,020	121,271
Res-Care, Inc.*	13,219	239,925
Triad Hospitals, Inc.*	113,700	4,756,071

		11,338,490

Health Care Technology (0.4%)
Emdeon Corp.*	5,320	65,914
IMS Health, Inc.	148,200	4,072,536

		4,138,450

Life Sciences Tools & Services (1.4%)
Albany Molecular Research, Inc.*^	5,090	53,750
Bio-Rad Laboratories, Inc., Class A*^	1,100	90,772
Harvard Bioscience, Inc.*	520	2,668
Kendle International, Inc.*	4,220	132,719
Medtox Scientific, Inc.*	1,250	16,663
New Brunswick Scientific, Inc.*	200	1,620

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Parexel International Corp.*	12,206	$353,608
PerkinElmer, Inc.	13,540	300,994
Thermo Fisher Scientific, Inc.*	161,100	7,296,219
Varian, Inc.*^	116,860	5,234,159

		13,483,172

Pharmaceuticals (1.6%)
Barr Pharmaceuticals, Inc.*	121,500	6,089,580
Endo Pharmaceuticals Holdings, Inc.*	171,700	4,735,486
Impax Laboratories, Inc.*^†	424,800	3,746,736
King Pharmaceuticals, Inc.*	51,068	813,003
Matrixx Initiatives, Inc.*	9,409	149,885

		15,534,690

Total Health Care		87,573,280

Industrials (15.3%)
Aerospace & Defense (1.9%)
Alliant Techsystems, Inc.*^	114,300	8,937,117
Armor Holdings, Inc.*^	19,211	1,053,723
Ducommun, Inc.*^	2,600	59,488
Esterline Technologies Corp.*^	20	805
Goodrich Corp.	176,700	8,048,685
Ladish Co., Inc.*^	5,810	215,435
Precision Castparts Corp.	1	47
Sypris Solutions, Inc.^	11,674	81,134
Triumph Group, Inc.^	13,730	719,864

		19,116,298

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	23,600	650,180

Airlines (0.7%)
Alaska Air Group, Inc.*	33,600	1,327,200
Republic Airways Holdings, Inc.*	13,799	231,547
SkyWest, Inc.	1,650	42,091
UAL Corp.*^	126,700	5,574,800

		7,175,638

Building Products (0.6%)
American Standard Cos., Inc.	85,400	3,915,590
American Woodmark Corp.^	12,335	516,220
Ameron International Corp.^	13,800	1,053,906
Griffon Corp.*^	26,340	671,670
International Aluminum Corp.	2,900	141,375
Patrick Industries, Inc.*	3,963	48,943

		6,347,704

Commercial Services & Supplies (1.4%)
ADESA, Inc.	87,570	2,430,068
Amrep Corp.^	100	12,250
Bowne & Co., Inc.	33,470	533,512
CBIZ, Inc.*^	4,200	29,274
CDI Corp.^	4,050	100,845
Cenveo, Inc.*^	15,860	336,232
Champion Industries, Inc.	400	3,436
Compx International, Inc.	100	2,016
Corrections Corp. of America*	10,590	478,986
Ecology And Environment, Inc.	5,170	56,353
Exponent, Inc.*^	16,200	302,292
GP Strategies Corp.*	8,830	73,289
ICT Group, Inc.*	2,440	77,080
IKON Office Solutions, Inc.^	1,500	24,555
Kelly Services, Inc., Class A^	26,165	757,215
Layne Christensen Co.*	9	295
Nashua Corp.*^	6,700	56,079
National Technical SYS, Inc.*	190	1,298
North American Galvanizing & Coating, Inc.*	2,070	10,805
R.R. Donnelley & Sons Co.	110,100	3,912,954
RCM Technologies, Inc.*^	1,634	9,788
Spherion Corp.*	8,360	62,115
Steelcase, Inc., Class A^	12,084	219,445
Taleo Corp., Class A*	14,330	195,891
TeleTech Holdings, Inc.*^	12,091	288,733
United Stationers, Inc.*	68,600	3,202,934
UTEK Corp.^	4,490	51,006
Viad Corp.	2,350	95,410
Waste Industries USA, Inc.	13,150	401,338

		13,725,494

Construction & Engineering (1.5%)
Comfort Systems USA, Inc.	1,960	24,774
Foster Wheeler Ltd.*	7	386
Granite Construction, Inc.	74,300	3,738,776
Insituform Technologies, Inc.*^	1,497	38,713
Perini Corp.*	22,685	698,244
Quanta Services, Inc.*	400	7,868
Shaw Group, Inc.*^	106,000	3,551,000
URS Corp.*	152,300	6,526,055

		14,585,816

Electrical Equipment (0.9%)
Acuity Brands, Inc.	35,930	1,869,797
AZZ, Inc.*^	100	5,120
Channell Commercial Corp.*	300	891
Chase Corp.	1,100	27,995
Espey Manufacturing & Electronics Corp.	300	5,574
Genlyte Group, Inc.*	2,746	214,490
Preformed Line Products Co.^	3,700	130,425
Regal-Beloit Corp.^	55,900	2,935,309
SL Industries, Inc.*	7,300	118,625
Superior Essex, Inc.*	9,780	325,185
Thomas & Betts Corp.*	13,300	628,824
Universal Security Instruments, Inc.*	1,093	30,538
Woodward Governor Co.	69,012	2,740,467

		9,033,240

Industrial Conglomerates (1.6%)
Carlisle Cos., Inc.	40,900	3,210,650
McDermott International, Inc.*	95,850	4,874,931
Sequa Corp., Class A*	8,640	994,118
Standex International Corp.	25,200	759,276
Teleflex, Inc.	71,674	4,627,274
Tredegar Corp.	100	2,261
Walter Industries, Inc.^	67,400	1,823,170

		16,291,680

Machinery (5.6%)
AGCO Corp.*	110,246	3,411,011
Albany International Corp.	30	987
Baldwin Technology Co.*	3,250	16,250
Dover Corp.	108,095	5,298,817
Eastern Co.	5,400	104,706
EnPro Industries, Inc.*^	20,600	684,126
Hardinge, Inc.	4,702	70,812
Harsco Corp.	61,800	4,702,980
Hurco Cos., Inc.*^	100	3,178
Joy Global, Inc.	105,800	5,114,372
K-Tron International, Inc.*	1,400	104,538
Kennametal, Inc.	97,374	5,730,460
L.B. Foster Co., Class A*^	60	1,555
Lydall, Inc.*	17,890	193,391
Mfri, Inc.*	880	17,336
Mueller Industries, Inc.	30,850	977,945
Mueller Water Products, Inc., Class B*^	111,322	1,658,698
NACCO Industries, Inc., Class A	7,000	956,200
Parker Hannifin Corp.	29,500	2,267,960
Pentair, Inc.	142,800	4,483,920

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Robbins & Myers, Inc.	21,860	$1,003,811
SPX Corp	127,150	7,776,494
Supreme Industries, Inc., Class A^	2,910	18,566
Tennant Co.	1,000	29,000
Terex Corp.*	18,900	1,220,562
Timken Co.	68,995	2,013,274
Toro Co.^	84,000	3,916,920
Trinity Industries, Inc.^	71,640	2,521,728
Twin Disc, Inc.	6,780	240,690

		54,540,287

Marine (0.0%)
B&H Ocean Carriers Ltd.*	550	8,250

Road & Rail (0.4%)
Avis Budget Group, Inc.	92,900	2,015,001
Covenant Transport, Inc., Class A*^	6,814	77,679
Laidlaw International, Inc.	34,090	1,037,359
PAM Transportation Services, Inc.*	4,190	92,264
Smithway Motor Xpress Corp., Class A*	700	7,000
Swift Transportation Co., Inc.*	5,723	150,343
U.S. Xpress Enterprises, Inc.*	11,100	182,817
Werner Enterprises, Inc.^	29,268	511,605

		4,074,068

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.^	82,245	2,163,866
Huttig Building Products, Inc.*^	10,169	53,794
Industrial Distribution Group, Inc.*	11,700	115,830
Rush Enterprises, Inc., Class A*^	17,828	301,650
Rush Enterprises, Inc., Class B*	7,900	124,662
UAP Holding Corp.^	119,400	3,006,492
Willis Lease Finance Corp.*	9,270	95,666

		5,861,960

Total Industrials		151,410,615

Information Technology (18.4%)
Communications Equipment (1.5%)
ADC Telecommunications, Inc.*	392,500	5,703,025
Anaren, Inc.*	10	178
Arris Group, Inc.*	169,300	2,117,943
Avocent Corp.*	500	16,925
Black Box Corp.^	1,871	78,563
CommScope, Inc.*	2,800	85,344
Communications Systems, Inc.^	13,200	131,868
Comverse Technology, Inc.*	203,177	4,289,066
Digi International, Inc.*	1,880	25,925
EMS Technologies, Inc.*	15,750	315,472
Globecomm Systems, Inc.*^	1,560	13,744
Oplink Communications, Inc.*	5,992	123,196
PC-Tel, Inc.*^	22,910	214,208
Powerwave Technologies, Inc.*^	287,700	1,855,665
Tekelec*	1,190	17,648
Tollgrade Communications, Inc.*	15,100	159,607

		15,148,377

Computers & Peripherals (2.4%)
Astro-Med, Inc.	510	5,156
Avid Technology, Inc.*^	71,200	2,652,912
Diebold, Inc.	130,635	6,087,591
Hypercom Corp.*^	7,580	48,133
Imation Corp.	22,260	1,033,532
KEY Tronic Corp.*	2,746	13,126
NCR Corp.*	92,200	3,942,472
QLogic Corp.*	158,400	3,472,128
SimpleTech, Inc.*^	19,327	245,066
Sun Microsystems, Inc.*	1,127,700	6,112,134

		23,612,250

Electronic Equipment & Instruments (3.8%)
Arrow Electronics, Inc.*	299,946	9,463,296
Avnet, Inc.*	100,790	2,573,169
AVX Corp.	4,730	69,957
Bonso Electronic International, Inc.	5,322	26,397
Coherent, Inc.*	1,996	63,014
CTS Corp.^	35,110	551,227
FARO Technologies, Inc.*	4,710	113,228
Flextronics International Ltd.*	364,700	4,186,756
Frequency Electronics, Inc.	400	4,780
Gerber Scientific, Inc.*	200	2,512
Insight Enterprises, Inc.*	20,634	389,364
Merix Corp.*	14,650	136,098
Mesa Laboratories, Inc.	600	11,250
NU Horizons Electronics Corp.*^	268	2,758
O.I. Corp.	4,500	51,300
OSI Systems, Inc.*^	4,999	104,629
Park Electrochemical Corp.	36,600	938,790
Perceptron, Inc.*	9,000	76,230
Spectrum Control, Inc.*	17,470	169,808
Technitrol, Inc.	7,240	172,964
Tektronix, Inc.	292,968	8,545,877
TESSCO Technologies, Inc.*	6,225	133,588
Vishay Intertechnology, Inc.*	672,800	9,109,712
Zones, Inc.*	15,000	112,050

		37,008,754

Internet Software & Services (0.1%)
Imergent, Inc.*^	11,740	336,234
Knot, Inc.*	210	5,510
SAVVIS, Inc.*	535	19,105
SonicWALL, Inc.*	75,100	632,342
United Online, Inc.	24,187	321,203

		1,314,394

IT Services (1.0%)
BearingPoint, Inc.*^	188,600	1,484,282
Cass Information Systems, Inc.^	1,237	44,755
Computer Task Group, Inc.*	7,062	33,545
CSP, Inc.*	30	245
Edgewater Technology, Inc.*	8,800	53,768
Inforte Corp.*	6,740	25,208
Lightbridge, Inc.*	20,470	277,164
MPS Group, Inc.*	186,680	2,647,122
Perot Systems Corp., Class A*^	73,070	1,197,617
SYKES Enterprises, Inc.*	53,545	944,534
Unisys Corp.*	370,200	2,902,368
VeriFone Holdings, Inc.*	480	16,992

		9,627,600

Semiconductors & Semiconductor Equipment (8.0%)
Analog Devices, Inc.	268,400	8,822,308
ASML Holding N.V. (N.Y. Shares)*^	221,400	5,453,082
Axcelis Technologies, Inc.*	11,186	65,214
Ceva, Inc.*	66	427
Cymer, Inc.*	3,700	162,615
DSP Group, Inc.*	11,458	248,639
Exar Corp.*^	39,159	509,067
Fairchild Semiconductor International, Inc.*	223,950	3,764,600
FEI Co.*	11,680	308,002
Integrated Device Technology, Inc.*	54,270	840,100
International Rectifier Corp.*	127,900	4,927,987

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Intersil Corp., Class A	34,634	$828,445
Intest Corp.*	1,230	5,387
KLA-Tencor Corp.	94,200	4,686,450
Lam Research Corp.*	7,000	354,340
LSI Logic Corp.*	898,730	8,088,570
LTX Corp.*	6,170	34,552
Maxim Integrated Products, Inc.	143,200	4,384,784
Micron Technology, Inc.*	401,400	5,603,544
MKS Instruments, Inc.*	50,100	1,131,258
National Semiconductor Corp.	194,770	4,421,279
Novellus Systems, Inc.*^	152,250	5,240,445
ON Semiconductor Corp.*^	11,723	88,743
Pericom Semiconductor Corp.*	19,826	227,404
Rudolph Technologies, Inc.*^	1,170	18,626
Semitool, Inc.*^	21,520	286,431
SRS Labs, Inc.*	100	1,082
Standard Microsystems Corp.*^	21,801	609,992
Teradyne, Inc.*	522,000	7,809,120
Varian Semiconductor Equipment Associates, Inc.*^	142,700	6,495,704
Veeco Instruments, Inc.*	15,439	289,173
Verigy Ltd.*	201,707	3,580,299
White Electronic Designs Corp.*^	2,550	13,872

		79,301,541

Software (1.6%)
Activision, Inc.*	252,740	4,357,238
American Software, Inc., Class A	7,570	52,460
BMC Software, Inc.*	155,280	5,000,016
Captaris, Inc.*	7,050	54,778
ePlus, Inc.*	11,773	123,028
Mapinfo Corp.*	1,590	20,750
McAfee, Inc.*	92,821	2,634,260
Netmanage, Inc.*	1,158	6,126
NetScout Systems, Inc.*^	670	5,561
SPSS, Inc.*^	15,647	470,505
Sybase, Inc.*	100,105	2,472,593
Synopsys, Inc.*	12,533	335,007

		15,532,322

Total Information Technology		181,545,238

Materials (7.1%)
Chemicals (4.8%)
Arch Chemicals, Inc.	32,360	1,077,912
Ashland, Inc.	26,500	1,833,270
Bairnco Corp.	790	10,073
Celanese Corp., Class A	167,100	4,324,548
CF Industries Holdings, Inc.	43,938	1,126,570
Chemtura Corp.	385,200	3,709,476
Cytec Industries, Inc.	199,530	11,275,440
FMC Corp.	102,500	7,846,375
Hercules, Inc.*	132,317	2,555,041
Innospec, Inc.	17,621	820,258
International Flavors & Fragrances, Inc.	134,400	6,607,104
Landec Corp.*	2,410	25,932
LSB Industries, Inc.*^	14,590	168,952
Lubrizol Corp.	16,000	802,080
Material Sciences Corp.*	1,970	25,492
NewMarket Corp.	880	51,964
OM Group, Inc.*	21,090	954,955
Penford Corp.	5,414	93,662
PolyOne Corp.*	66,610	499,575
Schulman (A.), Inc.^	41,946	933,299
Scotts Miracle-Gro Co., Class A	11,259	581,527
Sensient Technologies Corp.	57,220	1,407,612
Stepan Co.	7,930	251,143
Westlake Chemical Corp.	15,830	496,745

		47,479,005

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	35,700	3,709,587

Containers & Packaging (0.7%)
AEP Industries, Inc.*	220	11,728
Bemis Co.	1,960	66,601
Crown Holdings, Inc.*	1,570	32,844
Mod-Pac Corp.*	104	1,144
Owens-Illinois, Inc.*	197,600	3,645,720
Temple-Inland, Inc.	77,000	3,544,310

		7,302,347

Metals & Mining (1.2%)
Carpenter Technology Corp.	10,800	1,107,216
Century Aluminum Co.*^	64,400	2,875,460
Chaparral Steel Co.	14,321	633,991
Cleveland-Cliffs, Inc.^	87,290	4,228,328
Commercial Metals Co.	48,532	1,252,126
Friedman Industries, Inc.	4,340	52,514
Metal Management, Inc.	13,000	492,050
Northwest Pipe Co.*^	7,900	265,598
Reliance Steel & Aluminum Co.	8,160	321,341
Schnitzer Steel Industries, Inc.	13,166	522,690
Synalloy Corp.*	2,124	39,166

		11,790,480

Total Materials		70,281,419

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
Alaska Communications. Systems Group, Inc.^	6,920	105,115
Atlantic Tele-Network, Inc.^	4,250	124,525
CenturyTel, Inc.	35,455	1,547,965
CT Communications, Inc.^	28,650	656,658
D&E Communications, Inc.	16,780	212,267
Embarq Corp.	45,600	2,396,736
General Communication, Inc., Class A*^	10,304	162,082
Gilat Satellite Networks Ltd.*	11,928	105,086
Golden Telecom, Inc.	22,921	1,073,619
HickoryTech Corp.	1,046	7,479
Time Warner Telecom, Inc., Class A*	62,530	1,246,223
Windstream Corp.	38,310	544,768

		8,182,523

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	3,335	214,907
Syniverse Holdings, Inc.*^	59,800	896,402
USA Mobility, Inc.	8,358	186,969

		1,298,278

Total Telecommunication Services		9,480,801

Utilities (5.6%)
Electric Utilities (3.0%)
Central Vermont Public Service Corp.	830	19,546
Cleco Corp.	54,090	1,364,691
Northeast Utilities	307,101	8,647,964
Pepco Holdings, Inc.	143,900	3,742,839
Pinnacle West Capital Corp.	86,190	4,368,971
PPL Corp.	170,100	6,096,384
UIL Holdings Corp.^	24,363	1,027,875
Unisource Energy Corp.	35,790	1,307,409
Unitil Corp .	100	2,535
Westar Energy, Inc.	114,300	2,967,228

		29,545,442

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
Gas Utilities (0.7%)
AGL Resources, Inc.	29,680	$1,154,849
Delta Natural Gas Co., Inc.	100	2,508
Laclede Group, Inc.	2,030	71,111
Nicor, Inc.^	23,540	1,101,672
Northwest Natural Gas Co.^	636	26,992
UGI Corp.	122,400	3,339,072
WGL Holdings, Inc.	32,000	1,042,560

		6,738,764

Multi-Utilities (1.8%)
Alliant Energy Corp.	117,272	4,429,364
CH Energy Group, Inc.^	550	29,040
Florida Public Utilities Co.	100	1,325
MDU Resources Group, Inc.	147,150	3,772,926
OGE Energy Corp.^	63,710	2,548,400
Puget Energy, Inc.	78,284	1,985,282
Vectren Corp.	1,794	50,734
Wisconsin Energy Corp.	111,800	5,306,028

		18,123,099

Water Utilities (0.1%)
American States Water Co.^	7,360	284,243
Artesian Resources Corp., Class A.	400	7,864
California Water Service Group^	2,120	85,648
Middlesex Water Co.	8,713	163,195
SJW Corp.^	8,800	341,088

		882,038

Total Utilities		55,289,343

Total Common Stocks (97.9%) (Cost $825,716,983)		967,285,962

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.0%)
ACCR-2006 2 A1
5.39%, 6/27/08(l)	$698,584	698,584
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	3,084,737	3,084,737
Barton Capital Corp.
5.31%, 1/11/07	2,864,685	2,864,685
Bavaria TRR Corp.
5.39%, 1/25/07	3,110,586	3,110,586
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	12,692,973	12,692,973
Cedar Springs Capital Co. LLC
5.40%, 1/22/07	12,438,505	12,438,505
Charta LLC
5.31%, 1/5/07	10,936,454	10,936,454
5.32%, 1/16/07	1,856,079	1,856,079
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	2,749,575	2,749,575
Series C
5.37%, 1/18/07	3,110,174	3,110,174
5.39%, 1/18/07	4,354,168	4,354,168
Corp. Andina de Fomento
5.35%, 2/20/07	4,928,186	4,928,186
Deutsche Bank AG/London
5.34%, 1/31/07	2,499,655	2,499,655
DZ Bank AG/Grand Cayman
5.43%, 1/3/07	9,373,706	9,373,706
DZ Bank AG/New York
5.31%, 1/11/07	1,874,741	1,874,741
Ebbets Funding LLC
5.34%, 1/12/07	11,936,344	11,936,344
Fenway Funding LLC
5.40%, 1/2/07	4,096,974	4,096,974
5.37%, 1/10/07	865,201	865,201
5.36%, 2/15/07	6,191,989	6,191,989
Fifth Third Bancorp
5.35%, 1/29/08(l)	374,945	374,945
Galleon Capital Corp.
5.33%, 2/15/07	6,192,312	6,192,312
Goldman Sachs Group, Inc.
5.41%, 12/28/07(l)	1,374,810	1,374,810
5.43%, 1/29/08 (l)	2,499,655	2,499,655
Gotham Funding Corp.
5.36%, 1/16/07	8,430,573	8,430,573
Hartford Life, Inc.
5.48%, 12/28/07(l)	999,862	999,862
HBOS Treasury Services plc
5.31%, 1/29/07	2,861,796	2,861,796
KBC Financial Products/London
5.34%, 2/1/07	6,323,502	6,323,502
Kommunalkredit International Bank
5.37%, 2/5/07	1,849,625	1,849,625
Lafayette Asset Securitization LLC
5.35%, 2/9/07	3,082,408	3,082,408
Lehman Brothers, Inc.
5.46%, 3/29/07(l)	437,440	437,440
Liberty Street Funding Co.
5.36%, 1/12/07	4,259,827	4,259,827
5.35%, 1/16/07	7,463,503	7,463,503
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	6,249,137	6,249,137
Natexis Banques Populaires N.Y.
5.35%, 1/31/07(l)	624,914	624,914
5.37%, 1/28/08(l)	3,749,482	3,749,482
New York Life Insurance Co.
5.43%, 3/29/07(l)	3,124,569	3,124,569
Norinchukin Bank N.Y.
5.34%, 2/28/07	6,249,137	6,249,137
Washington Mutual Bank FA
5.35%, 3/19/07	1,875,474	1,875,474

Total Short-Term Investments of Cash Collateral for Securities Loaned		167,686,287

Time Deposit (2.2%)
JPMorgan Chase Nassau
4.75%, 1/02/07	21,792,186	21,792,186

Total Short-Term Investments (19.2%) (Amortized Cost $189,478,473)		189,478,473

Total Investments (117.1%) (Cost/Amortized Cost $1,015,195,456)		1,156,764,435
Other Assets Less Liabilities (-17.1%)		(168,950,557)

Net Assets (100%)		$987,813,878

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $3,746,736 or 0.38% of net assets) valued at fair value.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$610,916,832
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$578,974,655

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,863,146
Aggregate gross unrealized depreciation	(12,153,458)

Net unrealized appreciation	$135,709,688

Federal income tax cost of investments	$1,021,054,747

At December 31, 2006, the Portfolio had loaned securities with a total value of $163,508,749. This was secured by collateral of $167,686,287 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $50, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the year ended December 31, 2006, the Portfolio incurred approximately $208 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $1,210 with Williams Capital Group, affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.4%)
Hotels, Restaurants & Leisure (0.6%)
Ctrip.com International Ltd. (ADR)^	51,370	$3,209,597

Household Durables (0.5%)
Sony Corp.	54,200	2,319,835

Media (0.3%)
Focus Media Holding Ltd. (ADR)*	25,970	1,724,148
Gemstar-TV Guide International, Inc.*	102	409

		1,724,557

Total Consumer Discretionary		7,253,989

Energy (1.1%)
Energy Equipment & Services (1.1%)
Cameron International Corp.*	22,900	1,214,845
GlobalSantaFe Corp.	20,300	1,193,234
Halliburton Co.	38,100	1,183,005
Schlumberger Ltd.	18,900	1,193,724
Transocean, Inc.*	15,900	1,286,151

Total Energy		6,070,959

Health Care (0.6%)
Health Care Technology (0.6%)
Cerner Corp.*^	73,650	3,351,075

Total Health Care		3,351,075

Industrials (3.1%)
Commercial Services & Supplies (2.0%)
Manpower, Inc.	51,900	3,888,867
Monster Worldwide, Inc.*	93,810	4,375,298
Robert Half International, Inc.	49,500	1,837,440
SAIC, Inc.*^	57,900	1,030,041

		11,131,646

Electrical Equipment (1.1%)
ABB Ltd. (Registered)	203,400	3,640,772
Energy Conversion Devices, Inc.*^	61,000	2,072,780
First Solar, Inc.*	7,140	212,772

		5,926,324

Total Industrials		17,057,970

Information Technology (87.2%)
Communications Equipment (14.1%)
Arris Group, Inc.*	147,500	1,845,225
Cisco Systems, Inc.*	668,085	18,258,763
Comverse Technology, Inc.*	235,240	4,965,916
Corning, Inc.*	795,784	14,889,119
Foundry Networks, Inc.*^	82,900	1,241,842
Nokia Oyj (ADR)	229,195	4,657,242
Nortel Networks Corp.*^	34,890	932,610
QUALCOMM, Inc.	303,820	11,481,358
Research In Motion Ltd.*	70,000	8,944,600
Sonus Networks, Inc.*^	397,500	2,619,525
Telefonaktiebolaget LM Ericsson (ADR)^	84,720	3,408,285
Telefonaktiebolaget LM Ericsson, Class B	887,000	3,584,035

		76,828,520

Computers & Peripherals (13.3%)
Apple Computer, Inc.*	153,877	13,054,925
EMC Corp.*	872,000	11,510,400
Hewlett-Packard Co.	475,500	19,585,845
Network Appliance, Inc.*	147,650	5,799,692
QLogic Corp.*	299,350	6,561,752
SanDisk Corp.*	70,800	3,046,524
Seagate Technology	477,104	12,643,256

		72,202,394

Electronic Equipment & Instruments (3.2%)
Hon Hai Precision Industry Co., Ltd.	1,160,118	8,277,656
L-1 Identity Solutions, Inc.*^	554,494	8,389,494
SunPower Corp., Class A*^	23,440	871,265

		17,538,415

Internet Software & Services (8.5%)
eBay, Inc.*	392,825	11,812,248
Google, Inc., Class A*	59,200	27,260,415
SINA Corp.*	62,150	1,783,705
Tencent Holdings Ltd.	1,520,000	5,413,739

		46,270,107

IT Services (5.1%)
Accenture Ltd., Class A.	120,900	4,464,837
Automatic Data Processing, Inc.	80,300	3,954,775
BISYS Group, Inc.*^	144,900	1,870,659
Cognizant Technology Solutions Corp., Class A*	41,600	3,209,856
DST Systems, Inc.*^	67,600	4,233,788
First Data Corp.	137,900	3,519,208
Iron Mountain, Inc.*	51,100	2,112,474
Isilon Systems, Inc.*^	2,050	56,580
MoneyGram International, Inc.	45,500	1,426,880
Western Union Co.	137,900	3,091,718

		27,940,775

Semiconductors & Semiconductor Equipment (23.4%)
Altera Corp.*	488,937	9,622,280
Applied Materials, Inc.	509,300	9,396,585
ASML Holding N.V. (N.Y. Shares)*^	357,284	8,799,905
Broadcom Corp., Class A*	353,943	11,435,897
Chartered Semiconductor Manufacturing Ltd.*	4,097,000	3,417,949
FormFactor, Inc.*^	19,675	732,894
Infineon Technologies AG*.	231,850	3,265,187
Integrated Device Technology, Inc.*	113,900	1,763,172
Intel Corp.	265,000	5,366,250
International Rectifier Corp.*	42,800	1,649,084
KLA-Tencor Corp.	69,900	3,477,525
Lam Research Corp.*	172,700	8,742,074
Marvell Technology Group Ltd.*	248,000	4,759,120
Maxim Integrated Products, Inc.	395,690	12,116,028
NVIDIA Corp.*	150,770	5,579,998
Samsung Electronics Co., Ltd.	7,278	4,797,219
Semtech Corp.*^	42,200	551,554
Silicon-On-Insulater Technologies*	105,147	3,736,676
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,016,597	11,111,405
Texas Instruments, Inc.	331,367	9,543,370
Trident Microsystems, Inc.*^	96,300	1,750,734
Xilinx, Inc.	245,944	5,855,927

		127,470,833

Software (19.6%)
Activision, Inc.*	399,130	6,881,001
Adobe Systems, Inc.*	443,755	18,247,206
Amdocs Ltd.*	330,140	12,792,925
Autodesk, Inc.*	95,430	3,861,098
Electronic Arts, Inc.*	232,370	11,702,153
Microsoft Corp.	848,000	25,321,280
Nintendo Co., Ltd.	42,400	10,995,426
Oracle Corp.*	109,000	1,868,260
Red Hat, Inc.*^	410,480	9,441,040
Salesforce.com, Inc.*	91,940	3,351,213

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2006

	Number of Shares	Value (Note 1)
THQ, Inc.*^	80,400	$2,614,608

		107,076,210

Total Information Technology		475,327,254

Materials (0.3%)
Chemicals (0.3%)
Monsanto Co	34,310	1,802,304

Total Materials		1,802,304

Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.2%)
Level 3 Communications, Inc.*^	186,480	1,044,288

Wireless Telecommunication Services (2.0%)
China Mobile Ltd. (ADR)^	102,807	4,443,319
NII Holdings, Inc.*^	96,330	6,207,505

		10,650,824

Total Telecommunication Services		11,695,112

Total Common Stocks (95.9%) (Cost $460,264,828)		522,558,663

	Number of Contracts
WARRANTS:
Information Technology (1.6%)
Electronic Equipment & Instruments (0.7%)
Hon Hai Precision Industry Co., Ltd.,
TWD 0.000001, expiring 11/17/10*	572,001	4,083,172

IT Services (0.9%)
Infosys Technologies Ltd.,
$0.000001, expiring 11/22/10*§(b)	56,620	2,867,316
Tata Consultancy Services Ltd.,
$0.0001 expiring 9/12/07*§	32,626	1,796,975

		4,664,291

Total Warrants (1.6%) (Cost $7,229,245)		8,747,463

	Number of Shares
INVESTMENT COMPANY:
iShares Goldman Sachs Technology Index Fund^	13,400	689,028

Total Investment Company (0.1%) (Cost $685,209)		689,028

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$186,436	186,436
Anglo Irish Bank Corp. plc
5.34%, 2/1/07	823,247	823,247
Barton Capital Corp.
5.31%, 1/11/07	764,520	764,520
Bavaria TRR Corp.
5.39%, 1/25/07	830,146	830,146
Bear Stearns Cos., Inc., Repurchase Agreement
5.33%, 1/2/07 (r)	3,387,471	3,387,471
Cedar Springs Capital Co. LLC
5.41%, 1/22/07	3,319,558	3,319,558
Charta LLC
5.31%, 1/5/07	2,918,694	2,918,694
5.32%, 1/16/07	495,346	495,346
Concord Minutemen C.C. LLC,
Series B
5.35%, 1/10/07	733,800	733,800
Series C
5.37%, 1/18/07	830,036	830,036
5.39%, 1/18/07	1,162,030	1,162,030
Corp. Andina de Fomento
5.36%, 2/20/07	1,315,222	1,315,222
Deutsche Bank AG/London
5.34%, 1/31/07	667,102	667,102
DZ Bank AG/Grand Cayman
5.44%, 1/3/07	2,501,632	2,501,632
DZ Bank AG/New York
5.31%, 1/11/07	500,326	500,326
Ebbets Funding LLC
5.34%, 1/12/07	3,185,543	3,185,543
Fenway Funding LLC
5.36%, 2/15/07	1,652,503	1,652,503
5.37%, 1/10/07	230,903	230,903
5.40%, 1/2/07	1,093,391	1,093,391
Fifth Third Bancorp
5.35%, 1/29/08 (l)	100,064	100,064
Galleon Capital Corp.
5.33%, 2/15/07	1,652,589	1,652,589
Goldman Sachs Group, Inc.
5.41%, 12/28/07 (l)	366,906	366,906
5.43%, 1/29/08 (l)	667,102	667,102
Gotham Funding Corp.
5.36%, 1/16/07	2,249,931	2,249,931
Hartford Life, Inc.
5.48%, 12/28/07 (l)	266,841	266,841
HBOS Treasury Services plc
5.31%, 1/29/07	763,749	763,749
KBC Financial Products/London
5.34%, 2/1/07	1,687,601	1,687,601
Kommunalkredit International Bank
5.37%, 2/5/07	493,623	493,623
Lafayette Asset Securitization LLC
5.35%, 2/9/07	822,626	822,626
Lehman Brothers, Inc.
5.46%, 3/29/07 (l)	116,743	116,743
Liberty Street Funding Co.
5.35%, 1/16/07	1,991,842	1,991,842
5.36%, 1/12/07	1,136,852	1,136,852
Mizuho Corporate Bank Ltd./London
5.35%, 3/12/07	1,667,755	1,667,755
Natexis Banques Populaires N.Y.
5.35%, 1/31/07 (l)	166,775	166,775
5.37%, 1/28/08 (l)	1,000,653	1,000,653
New York Life Insurance Co.
5.43%, 3/29/07 (l)	833,877	833,877
Norinchukin Bank N.Y.
5.35%, 2/28/07	1,667,755	1,667,755
Washington Mutual Bank FA
5.35%, 3/19/07	500,522	500,522

Total Short-Term Investments of Cash Collateral for Securities Loaned		44,751,712

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.75%, 1/2/07	13,883,090	13,883,090

Total Short-Term Investments (10.7%) (Amortized Cost $58,634,802)		58,634,802

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

	Number of Contracts(c)	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.3%)
Hewlett-Packard Co.
January 2008 @ $35.00 (Cost $1,198,477)	1,636	$1,521,480

Total Investments (108.6%) (Cost/Amortized Cost $528,012,561)		592,151,436
Other Assets Less Liabilities (-8.6%)		(47,126,237)

Net Assets (100%)		$545,025,199

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2006, the market value of these securities amounted to $4,664,291 or 0.86% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2006.
(r)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Options written for the year ended December 31, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	669	$490,144
Options Written	7,277	1,754,193
Options Terminated in Closing Purchase Transactions	(7,061)	(2,064,592)
Options Expired	(885)	(179,745)
Options Exercised	—	—

Options Outstanding—December 31, 2006	—	$—

Investment security transactions for the year ended December 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$847,264,248
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$874,305,155

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,925,770
Aggregate gross unrealized depreciation	(9,197,538)

Net unrealized appreciation	$53,728,232

Federal income tax cost of investments	$538,423,204

At December 31, 2006, the Portfolio had loaned securities with a total value of $43,668,130. This was secured by collateral of $44,751,712 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the year ended December 31, 2006, the Portfolio incurred approximately $743 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $143,918,720 of which $118,265,703 expires in the year 2009, and $25,653,017 expires in the year 2010.

The Portfolio utilized capital loss carryforward of $50,111,103 during 2006.

Included in the capital loss carryforward amounts are $143,918,720 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	7,297	$210,032
AXA Premier VIP High Yield Portfolio‡	22,164	124,304
AXA Premier VIP Large Cap Value Portfolio‡	6,408	82,198
AXA Premier VIP Mid Cap Growth Portfolio‡	1,398	12,640
AXA Premier VIP Mid Cap Value Portfolio‡	3,624	36,329
EQ/Bond Index Portfolio‡	58,996	590,446
EQ/Equity 500 Index Portfolio‡	28,144	729,443
EQ/International ETF Portfolio‡	36,967	406,244
EQ/Small Company Index Portfolio‡	16,405	213,442
EQ/Van Kampen Emerging Markets Equity Portfolio‡	7,611	123,549

Total Investment Companies (98.7%) (Cost $2,507,838)		2,528,627

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $29,781)	$29,781	29,781

Total Investments (99.8%) (Cost/Amortized Cost $2,537,619)		2,558,408
Other Assets Less Liabilities (0.2%)		4,418

Net Assets (100%)		$2,562,826

__________

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended December 31, 2006, were as follows:

Securities	Market Value August 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$—	$202,841	$4,193	$210,032	$354	$206
AXA Premier VIP High Yield Portfolio	—	131,391	2,640	124,304	8,144	56
AXA Premier VIP Large Cap Value Portfolio	—	82,260	1,631	82,198	705	2,385
AXA Premier VIP Mid Cap Growth Portfolio	—	13,344	259	12,640	—	1,030
AXA Premier VIP Mid Cap Value Portfolio	—	38,825	613	36,329	60	2,660
EQ/Bond Index Portfolio	—	623,412	12,893	590,446	25,666	183
EQ/Equity 500 Index Portfolio	—	738,254	14,877	729,443	10,474	19,738
EQ/International ETF Portfolio	—	393,679	8,297	406,244	5,452	196
EQ/Small Company Index Portfolio	—	216,791	4,545	213,442	1,903	9,123
EQ/Van Kampen Emerging Markets Equity Portfolio	—	119,303	2,314	123,549	658	7,837

	$—	$2,560,100	$52,262	$2,528,627	$53,416	$43,414

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the period ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$2,560,100
Net Proceeds of Sales and Redemptions:
Investment Companies	$53,923

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,618
Aggregate gross unrealized depreciation	(26,860)

Net unrealized appreciation	$20,758

Federal income tax cost of investments	$2,537,650

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	7,769	$223,593
AXA Premier VIP High Yield Portfolio‡	14,112	79,148
AXA Premier VIP Large Cap Value Portfolio‡	6,820	87,490
AXA Premier VIP Mid Cap Growth Portfolio‡	2,230	20,164
AXA Premier VIP Mid Cap Value Portfolio‡	4,317	43,284
EQ/Bond Index Portfolio‡	41,961	419,954
EQ/Equity 500 Index Portfolio‡	35,865	929,557
EQ/International ETF Portfolio‡	45,549	500,546
EQ/Small Company Index Portfolio‡	19,107	248,595
EQ/Van Kampen Emerging Markets Equity Portfolio‡	9,002	146,131

Total Investment Companies (100.0%) (Cost $2,659,032)		2,698,462

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $10,097)	$10,097	10,097

Total Investments (100.4%) (Cost/Amortized Cost $2,669,129)		2,708,559
Other Assets Less Liabilities (-0.4%)		(11,024)

Net Assets (100%)		$2,697,535

‡	Affiliated company as defined under the Investment Company Act of 1940

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended December 31, 2006, were as follows:

Securities	Market Value August 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$—	$213,113	$2,209	$223,593	$379	$185
AXA Premier VIP High Yield Portfolio	—	82,829	848	79,148	5,214	24
AXA Premier VIP Large Cap Value Portfolio	—	86,611	884	87,490	755	2,535
AXA Premier VIP Mid Cap Growth Portfolio	—	21,038	202	20,164	—	1,650
AXA Premier VIP Mid Cap Value Portfolio	—	45,723	464	43,284	73	3,228
EQ/Bond Index Portfolio	—	438,777	4,658	419,954	18,364	64
EQ/Equity 500 Index Portfolio	—	930,495	9,416	929,557	13,427	25,108
EQ/International ETF Portfolio	—	478,914	5,099	500,546	6,758	204
EQ/Small Company Index Portfolio	—	249,760	2,441	248,595	2,222	10,656
EQ/Van Kampen Emerging Markets Equity Portfolio	—	139,331	1,338	146,131	782	9,306

	$—	$2,686,591	$27,559	$2,698,462	$47,974	$52,960

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the period ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$2,686,591
Net Proceeds of Sales and Redemptions:
Investment Companies	$29,058

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,076
Aggregate gross unrealized depreciation	(19,646)

Net unrealized appreciation	$39,430

Federal income tax cost of investments	$2,669,129

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	5,045	$145,217
AXA Premier VIP High Yield Portfolio‡	6,127	34,364
AXA Premier VIP Large Cap Value Portfolio‡	4,605	59,069
AXA Premier VIP Mid Cap Growth Portfolio‡	1,950	17,628
AXA Premier VIP Mid Cap Value Portfolio‡	2,544	25,507
EQ/Bond Index Portfolio‡	11,739	117,488
EQ/Equity 500 Index Portfolio‡	27,299	707,530
EQ/International ETF Portfolio‡	34,611	380,353
EQ/Small Company Index Portfolio‡	14,023	182,456
EQ/Van Kampen Emerging Markets Equity Portfolio‡	6,517	105,791

Total Investment Companies (100.0%) (Cost $1,719,745)		1,775,403

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $12,126)	$12,126	12,126

Total Investments (100.7%) (Cost/Amortized Cost $1,731,871)		1,787,529
Other Assets Less Liabilities (-0.7%)		(11,758)

Net Assets (100%)		$1,775,771

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended December 31, 2006, were as follows:

Securities	Market Value August 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$—	$139,645	$4,226	$145,217	$230	$433
AXA Premier VIP High Yield Portfolio	—	36,351	1,069	34,364	2,117	41
AXA Premier VIP Large Cap Value Portfolio	—	58,912	1,775	59,069	477	1,703
AXA Premier VIP Mid Cap Growth Portfolio	—	18,455	507	17,628	—	1,387
AXA Premier VIP Mid Cap Value Portfolio	—	27,464	1,218	25,507	37	1,727
EQ/Bond Index Portfolio	—	124,609	3,792	117,488	4,790	95
EQ/Equity 500 Index Portfolio	—	712,914	20,689	707,530	9,557	19,070
EQ/International ETF Portfolio	—	368,541	11,086	380,353	4,805	714
EQ/Small Company Index Portfolio	—	183,489	4,484	182,456	1,549	7,722
EQ/Van Kampen Emerging Markets Equity Portfolio	—	100,927	2,716	105,791	532	6,591

	$—	$1,771,307	$51,562	$1,775,403	$24,094	$39,483

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

December 31, 2006

Investment security transactions for the period ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$1,771,307
Net Proceeds of Sales and Redemptions:
Investment Companies	$55,529

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,964
Aggregate gross unrealized depreciation	(5,306)

Net unrealized appreciation	$55,658

Federal income tax cost of investments	$1,731,871

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2006

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio‡	4,513	$129,883
AXA Premier VIP Large Cap Value Portfolio‡	4,354	55,855
AXA Premier VIP Mid Cap Growth Portfolio‡	2,174	19,654
AXA Premier VIP Mid Cap Value Portfolio‡	2,519	25,254
EQ/Equity 500 Index Portfolio‡	26,981	699,297
EQ/International ETF Portfolio‡	34,537	379,540
EQ/Small Company Index Portfolio‡	13,685	178,057
EQ/Van Kampen Emerging Markets Equity Portfolio‡	6,609	107,285

Total Investment Companies (99.5%) (Cost $1,543,921)		1,594,825

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau 4.75%, 1/2/07 (Amortized Cost $ 10,307)	$10,307	10,307

Total Investments (100.2%) (Cost/Amortized Cost $1,554,228)		1,605,132
Other Assets Less Liabilities (-0.2%)		(2,581)

Net Assets (100%)		$1,602,551

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended December 31, 2006, were as follows:

Securities	Market Value August 31, 2006	Purchases at Cost	Sales at Cost	Market Value December 31, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$—	$127,580	$5,969	$129,883	$230	$601
AXA Premier VIP Large Cap Value Portfolio	—	56,727	2,565	55,855	507	1,809
AXA Premier VIP Mid Cap Growth Portfolio	—	21,153	962	19,654	—	1,674
AXA Premier VIP Mid Cap Value Portfolio	—	28,159	1,904	25,254	46	2,013
EQ/Equity 500 Index Portfolio	—	719,667	32,791	699,297	10,580	20,801
EQ/International ETF Portfolio	—	375,586	17,218	379,540	5,364	1,184
EQ/Small Company Index Portfolio	—	183,339	7,506	178,057	1,652	8,073
EQ/Van Kampen Emerging Markets Equity Portfolio	—	105,073	4,448	107,285	600	7,441

	$—	$1,617,284	$73,363	$1,594,825	$18,979	$43,596

Investment security transactions for the period ended December 31, 2006 were as follows:

Cost of Purchases:
Investment Companies	$1,617,284
Net Proceeds of Sales and Redemptions:
Investment Companies	$77,482

As of December 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,417
Aggregate gross unrealized depreciation	(1,543)

Net unrealized appreciation	$50,874

Federal income tax cost of investments	$1,554,258

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $ 339,745,128)	$344,260,060
Receivable for securities sold	1,038,178
Receivable from Separate Accounts for Trust shares sold	1,028,330
Dividends, interest and other receivables	2,200
Other assets	501

Total assets	346,329,269

LIABILITIES
Overdraft payable	1,065,981
Payable to Separate Accounts for Trust shares redeemed	190,011
Distribution fees payable - Class B	72,046
Administrative fees payable	9,595
Trustees’ fees payable	355
Accrued expenses	13,853

Total liabilities	1,351,841

NET ASSETS	$344,977,428

Net assets were comprised of:
Paid in capital	$340,056,364
Accumulated over distributed net investment income	(2,073)
Accumulated undistributed net realized gain	408,205
Unrealized appreciation on investments	4,514,932

Net assets	$344,977,428

Class A
Net asset value, offering and redemption price per share, $4,999,067 / 460,106 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.87

Class B
Net asset value, offering and redemption price per share, $339,978,361 / 31,287,054 shares outstanding (unlimited amount authorized: $ 0.001 par value)	$10.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$10,884,774
Interest	39,613

Total income	10,924,387

EXPENSES
Distribution fees - Class B	703,736
Administrative fees	466,673
Investment management fees	285,378
Custodian fees	87,600
Professional fees	34,595
Printing and mailing expenses	20,600
Trustees’ fees	3,522
Miscellaneous	5,771

Gross expenses	1,607,875
Less: Waiver from investment advisor	(618,709)

Net expenses	989,166

NET INVESTMENT INCOME	9,935,221

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	1,657,054
Net distributions of realized gain received from
Underlying Portfolios	3,358,772

Net realized gain	5,015,826
Net change in unrealized appreciation on securities	5,203,661

NET REALIZED AND UNREALIZED GAIN	10,219,487

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,154,708

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,935,221	$5,172,434
Net realized gain on investments	5,015,826	2,412,185
Net change in unrealized appreciation (depreciation) on investments	5,203,661	(2,262,899)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,154,708	5,321,720

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(166,159)	(80,004)
Class B	(10,416,054)	(5,210,344)

	(10,582,213)	(5,290,348)

Distributions from net realized capital gains
Class A	(63,965)	(29,019)
Class B	(4,516,945)	(2,097,922)

	(4,580,910)	(2,126,941)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(15,163,123)	(7,417,289)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 402,755 and 439,650 shares, respectively ]	4,412,266	4,755,869
Capital shares issued in reinvestment of dividends and distributions [ 21,173 and 10,180 shares, respectively ]	230,124	109,023
Capital shares repurchased [ (249,615) and (355,695) shares, respectively ]	(2,737,520)	(3,851,536)

Total Class A transactions	1,904,870	1,013,356

Class B
Capital shares sold [ 28,284,413 and 19,996,842 shares, respectively ]	306,008,685	216,229,834
Capital shares issued in reinvestment of dividends and distributions [ 1,374,257 and 682,264 shares, respectively ]	14,932,999	7,308,266
Capital shares repurchased [ (18,771,473) and (10,400,466) shares, respectively ]	(203,913,235)	(112,830,763)

Total Class B transactions	117,028,449	110,707,337

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	118,933,319	111,720,693

TOTAL INCREASE IN NET ASSETS	123,924,904	109,625,124
NET ASSETS:
Beginning of year	221,052,524	111,427,400

End of year (a)	$344,977,428	$221,052,524

___________
(a) Includes accumulated over distributed net investment income of	$(2,073)	$(523)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $795,243,682)	$814,207,630
Unaffiliated Issuers (Amortized Cost $25,880)	25,880
Receivable from Separate Accounts for Trust shares sold	1,244,205
Dividends, interest and other receivables	2,557
Other assets	1,093

Total assets	815,481,365

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	377,339
Distribution fees payable - Class B	170,060
Payable for securities purchased	118,320
Administrative fees payable	42,192
Trustees’ fees payable	245
Accrued expenses	28,699

Total liabilities	736,855

NET ASSETS	$814,744,510

Net assets were comprised of:
Paid in capital	$785,797,554
Accumulated over distributed net investment income	(4,502)
Accumulated undistributed net realized gain	9,987,510
Unrealized appreciation on investments	18,963,948

Net assets	$814,744,510

Class A
Net asset value, offering and redemption price per share, $5,544,434 / 477,637 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.61

Class B
Net asset value, offering and redemption price per share, $809,200,076 / 69,702,413 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,649,570
Interest	52,333

Total income	20,701,903

EXPENSES
Distribution fees - Class B	1,613,481
Administrative fees	1,018,096
Investment management fees	649,723
Custodian fees	68,200
Printing and mailing expenses	46,575
Professional fees	43,591
Trustees’ fees	7,998
Miscellaneous	12,012

Gross expenses	3,459,676
Less: Waiver from investment advisor	(1,196,229)

Net expenses	2,263,447

NET INVESTMENT INCOME	18,438,456

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gain from affiliates)	6,184,804
Net distributions of realized gain received from
Underlying Portfolios	15,716,036

Net realized gain	21,900,840
Net change in unrealized appreciation on securities	18,491,440

NET REALIZED AND UNREALIZED GAIN	40,392,280

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,830,736

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,438,456	$8,507,834
Net realized gain on investments	21,900,840	11,743,771
Net change in unrealized appreciation (depreciation) on investments	18,491,440	(5,497,848)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	58,830,736	14,753,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(159,559)	(74,859)
Class B	(21,628,791)	(9,243,083)

	(21,788,350)	(9,317,942)

Distributions from net realized capital gains
Class A	(84,494)	(57,066)
Class B	(12,580,580)	(8,005,645)

	(12,665,074)	(8,062,711)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(34,453,424)	(17,380,653)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 297,911 and 254,237 shares, respectively ]	3,416,672	2,856,222
Capital shares issued in reinvestment of dividends and distributions [ 21,122 and 11,766 shares, respectively ]	244,053	131,925
Capital shares repurchased [ (151,897) and (80,471) shares, respectively ]	(1,746,333)	(904,692)

Total Class A transactions	1,914,392	2,083,455

Class B
Capital shares sold [ 34,007,781 and 28,161,598 shares, respectively ]	388,575,956	316,079,426
Capital shares issued in reinvestment of dividends and distributions [ 2,961,709 and 1,538,411 shares, respectively ]	34,209,371	17,248,728
Capital shares repurchased [ (10,897,800) and (5,221,880) shares, respectively ]	(124,798,351)	(58,691,734)

Total Class B transactions	297,986,976	274,636,420

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	299,901,368	276,719,875

TOTAL INCREASE IN NET ASSETS	324,278,680	274,092,979
NET ASSETS:
Beginning of year	490,465,830	216,372,851

End of year (a)	$814,744,510	$490,465,830

(a) Includes accumulated overdistributed net investment income of	$(4,502)	$(969)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $7,546,673,002)	$7,972,455,376
Unaffiliated Issuers (Amortized Cost $3,201,183)	3,201,183
Cash	140,832
Receivable from Separate Accounts for Trust shares sold	7,682,671
Dividends, interest and other receivables	4,553
Other assets	14,604

Total assets	7,983,499,219

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	5,877,700
Payable for securities purchased	4,626,329
Distribution fees payable - Class B	1,021,784
Administrative fees payable	487,401
Trustees’ fees payable	150,477
Accrued expenses	48,654

Total liabilities	12,212,345

NET ASSETS	$7,971,286,874

Net assets were comprised of:
Paid in capital	$7,486,245,845
Accumulated overdistributed net investment income	(262,082)
Accumulated undistributed net realized gain	59,520,737
Unrealized appreciation on investments	425,782,374

Net assets	$7,971,286,874

Class A
Net asset value, offering and redemption price per share, $3,103,418,130 / 183,265,641 shares out-standing (unlimited amount authorized: $0.001 par value)	$16.93

Class B
Net asset value, offering and redemption price per share, $4,867,868,744 / 289,042,590 shares out-standing (unlimited amount authorized: $0.001 par value)	$16.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates; Net of $139,817 foreign withholding tax)	$182,024,647
Interest	120,571

Total income	182,145,218

EXPENSES
Administrative fees	10,877,966
Distribution fees - Class B	10,285,143
Investment management fees	7,153,824
Printing and mailing expenses	501,107
Professional fees	222,116
Trustees’ fees	101,362
Custodian fees	56,000
Miscellaneous	144,173

Gross expenses	29,341,691
Less: Waiver from investment advisor	(11,899,559)

Net expenses	17,442,132

NET INVESTMENT INCOME	164,703,086

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Net realized gain on securities ($167,399,772 realized gain from affiliates)	168,132,476
Net distributions of realized gain received from Underlying Portfolios	210,328,132
Net realized gain on currency transactions	8,644

Net realized gain	378,469,252

Change in unrealized appreciation (depreciation) on:
Securities	188,463,456
Foreign currency translations	(10,518)

Net change in unrealized appreciation	188,452,938

NET REALIZED AND UNREALIZED GAIN	566,922,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$731,625,276

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$164,703,086	$117,708,370
Net realized gain on investments and foreign currency transactions	378,469,252	523,464,587
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	188,452,938	(336,547,887)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	731,625,276	304,625,070

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(86,809,420)	(78,324,269)
Class B	(122,870,234)	(80,808,091)

	(209,679,654)	(159,132,360)

Distributions from net realized capital gains
Class A	(24,774,863)	—
Class B	(38,820,112)	—

	(63,594,975)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(273,274,629)	(159,132,360)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,067,452 and 5,880,229 shares, respectively ]	67,111,778	91,657,437
Capital shares issued in reinvestment of dividends and distributions [ 6,596,914 and 4,902,899 shares, respectively ]	111,584,283	78,324,269
Capital shares repurchased [ (19,616,689) and (22,272,935) shares, respectively ]	(322,868,918)	(347,649,830)

Total Class A transactions	(144,172,857)	(177,668,124)

Class B
Capital shares sold [ 81,083,379 and 80,828,443 shares, respectively ]	1,324,685,837	1,252,852,545
Capital shares issued in reinvestment of dividends and distributions [ 9,611,138 and 5,086,097 shares, respectively ]	161,690,346	80,808,091
Capital shares repurchased [ (24,391,545) and (14,960,540) shares, respectively ]	(400,067,966)	(232,305,475)

Total Class B transactions	1,086,308,217	1,101,355,161

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	942,135,360	923,687,037

TOTAL INCREASE IN NET ASSETS	1,400,486,007	1,069,179,747
NET ASSETS:
Beginning of year	6,570,800,867	5,501,621,120

End of year (a)	$7,971,286,874	$6,570,800,867

(a) Includes accumulated overdistributed net investment income of	$(262,082)	$(202,358)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,270,144,913)	$6,695,988,220
Unaffiliated Issuers (Amortized Cost $19,674,683)	19,674,683
Receivable from Separate Accounts for Trust shares sold	15,351,141
Dividends, interest and other receivables	54,239
Other assets	6,593

Total assets	6,731,074,876

LIABILITIES
Payable for securities purchased	20,937,586
Distribution fees payable - Class B	1,358,594
Administrative fees payable	426,551
Payable to Separate Accounts for Trust shares redeemed	210,610
Trustees’ fees payable	1,640
Accrued expenses	62,166

Total liabilities	22,997,147

NET ASSETS	$6,708,077,729

Net assets were comprised of:
Paid in capital	$6,128,561,218
Accumulated overdistributed net investment income	(28,231)
Accumulated undistributed net realized gain	153,701,435
Unrealized appreciation on investments	425,843,307

Net assets	$6,708,077,729

Class A
Net asset value, offering and redemption price per share, $100,459,252 / 7,232,892 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.89

Class B
Net asset value, offering and redemption price per share, $6,607,618,477 / 475,690,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$105,941,780
Interest	515,929

Total income	106,457,709

EXPENSES
Distribution fees - Class B	11,387,648
Administrative fees	7,020,013
Investment management fees	4,617,219
Printing and mailing expenses	332,579
Professional fees	139,409
Custodian fees	64,400
Trustees’ fees	53,406
Miscellaneous	72,877

Gross expenses	23,687,551
Less: Waiver from investment advisor	(7,678,378)

Net expenses	16,009,173

NET INVESTMENT INCOME	90,448,536

REALIZED AND UNREALIZED GAIN
Net realized gain on securities ($25,057,466 realized gain from affiliates)	25,057,534
Net distributions of realized gain received from Underlying Portfolios	211,695,717

Net realized gain	236,753,251
Net change in unrealized appreciation on securities	340,608,529

NET REALIZED AND UNREALIZED GAIN	577,361,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$667,810,316

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$90,448,536	$29,961,012
Net realized gain on investments	236,753,251	110,523,515
Net change in unrealized appreciation on investments	340,608,529	32,147,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	667,810,316	172,632,407

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,300,010)	(722,129)
Class B	(134,389,966)	(49,237,951)

	(136,689,976)	(49,960,080)

Distributions from net realized capital gains
Class A	(1,191,383)	(643,108)
Class B	(84,027,626)	(50,441,237)

	(85,219,009)	(51,084,345)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(221,908,985)	(101,044,425)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,327,527 and 1,993,009 shares, respectively ]	58,002,090	24,528,845
Capital shares issued in reinvestment of dividends and distributions [ 255,726 and 108,088 shares, respectively ]	3,491,393	1,365,237
Capital shares repurchased [ (349,365) and (179,071) shares, respectively ]	(4,632,298)	(2,211,611)

Total Class A transactions	56,861,185	23,682,471

Class B
Capital shares sold [ 234,129,575 and 148,769,637 shares, respectively ]	3,114,124,721	1,830,581,363
Capital shares issued in reinvestment of dividends and distributions [ 16,044,608 and 7,893,715 shares, respectively ]	218,417,592	99,679,188
Capital shares repurchased [ (9,151,382) and (3,919,087) shares, respectively ]	(121,391,583)	(48,254,450)

Total Class B transactions	3,211,150,730	1,882,006,101

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,268,011,915	1,905,688,572

TOTAL INCREASE IN NET ASSETS	3,713,913,246	1,977,276,554
NET ASSETS:
Beginning of year	2,994,164,483	1,016,887,929

End of year (a)	$6,708,077,729	$2,994,164,483

(a) Includes accumulated overdistributed net investment income of	$(28,231)	$(4,675)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $ 1,520,538,572)	$1,645,014,199
Unaffiliated Issuers (Amortized Cost $4,105,221)	4,105,221
Receivable from Separate Accounts for Trust shares sold	2,432,085
Dividends, interest and other receivables	18,224
Other assets	1,463

Total assets	1,651,571,192

LIABILITIES
Payable for securities purchased	4,226,124
Payable to Separate Accounts for Trust shares redeemed	340,391
Distribution fees payable - Class B	327,257
Administrative fees payable	95,209
Trustees’ fees payable	531
Accrued expenses	38,848

Total liabilities	5,028,360

NET ASSETS	$1,646,542,832

Net assets were comprised of:
Paid in capital	$1,475,523,445
Accumulated overdistributed net investment income	(6,240)
Accumulated undistributed net realized gain	46,550,000
Unrealized appreciation on investments	124,475,627

Net assets	$1,646,542,832

Class A
Net asset value, offering and redemption price per share, $51,217,279 / 3,482,183 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.71

Class B
Net asset value, offering and redemption price per share, $1,595,325,553 / 108,455,267 shares out- standing (unlimited amount authorized: $0.001 par value)	$14.71

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$17,132,431
Interest	147,837

Total income	17,280,268

EXPENSES
Distribution fees - Class B	2,541,331
Administrative fees	1,616,169
Investment management fees	1,046,033
Printing and mailing expenses	75,648
Custodian fees	72,400
Professional fees	53,051
Trustees’ fees	11,687
Miscellaneous	16,125

Gross expenses	5,432,444
Less: Waiver from investment advisor	(1,843,837)

Net expenses	3,588,607

NET INVESTMENT INCOME	13,691,661

REALIZED AND UNREALIZED GAIN
Net realized gain on securities (All realized gainfrom affiliates)	11,902,940
Net distributions of realized gain received from Underlying Portfolios	64,759,185

Net realized gain	76,662,125
Net change in unrealized appreciation on securities	94,281,988

NET REALIZED AND UNREALIZED GAIN	170,944,113

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,635,774

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,691,661	$5,027,732
Net realized gain on investments	76,662,125	24,210,047
Net change in unrealized appreciation on investments	94,281,988	13,875,160

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	184,635,774	43,112,939

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,001,235)	(319,659)
Class B	(27,597,120)	(9,268,279)

	(28,598,355)	(9,587,938)

Distributions from net realized capital gains
Class A	(743,323)	(332,499)
Class B	(24,769,822)	(11,041,084)

	(25,513,145)	(11,373,583)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(54,111,500)	(20,961,521)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [2,390,747 and 1,093,520 shares, respectively]	33,628,174	13,551,273
Capital shares issued in reinvestment of dividends and distributions [120,950 and 50,195 shares, respectively]	1,744,558	652,158
Capital shares repurchased [(423,432) and (208,524) shares, respectively]	(5,887,122)	(2,597,289)

Total Class A transactions	29,485,610	11,606,142

Class B
Capital shares sold [64,497,168 and 28,487,298 shares, respectively]	899,027,348	357,015,891
Capital shares issued in reinvestment of dividends and distributions [3,642,377 and 1,563,210 shares, respectively]	52,366,942	20,309,363
Capital shares repurchased [(6,716,945) and (2,449,116) shares, respectively]	(92,580,193)	(30,691,259)

Total Class B transactions	858,814,097	346,633,995

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	888,299,707	358,240,137

TOTAL INCREASE IN NET ASSETS	1,018,823,981	380,391,555
NET ASSETS:
Beginning of year	627,718,851	247,327,296

End of year (a)	$1,646,542,832	$627,718,851

(a) Includes accumulated overdistributed net investment income of	$(6,240)	$(1,094)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $2,670,231,183) (Securities on loan at market value $313,830,155)	$2,921,192,410
Cash	450
Foreign Cash (Cost $645)	695
Receivable for securities sold	6,206,300
Receivable from Separate Accounts for Trust shares sold	2,228,022
Dividends, interest and other receivables	1,201,449
Other assets	5,844

Total assets	2,930,835,170

LIABILITIES
Collateral held for loaned securities	323,380,206
Payable for securities purchased	8,084,138
Payable to Separate Accounts for Trust shares redeemed	2,873,961
Investment management fees payable	1,352,601
Administrative fees payable	358,812
Trustees’ fees payable	86,695
Distribution fees payable - Class B	56,001
Accrued expenses	96,974

Total liabilities	336,289,388

NET ASSETS	$2,594,545,782

Net assets were comprised of:
Paid in capital	$2,950,252,663
Accumulated overdistributed net investment income	(94,123)
Accumulated net realized loss	(606,577,094)
Unrealized appreciation on investments and foreign currency translations	250,964,336

Net assets	$2,594,545,782

Class A
Net asset value, offering and redemption price per share, $2,332,897,832 / 81,061,049 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.78

Class B
Net asset value, offering and redemption price per share, $261,647,950 / 9,235,119 shares outstanding (unlimited amount authorized: $0.001 par value)	$28.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $50,451 foreign withholding tax)	$17,158,813
Interest	3,378,533
Securities lending (net)	2,957,256

Total income	23,494,602

EXPENSES
Investment management fees	14,862,453
Administrative fees	3,816,200
Distribution fees - Class B	654,478
Printing and mailing expenses	165,227
Professional fees	152,724
Custodian fees	125,500
Trustees’ fees	36,298
Miscellaneous	59,373

Gross expenses	19,872,253
Less: Fees paid indirectly	(514,239)

Net expenses	19,358,014

NET INVESTMENT INCOME	4,136,588

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	186,512,680
Foreign currency transactions	1,007

Net realized gain	186,513,687

Change in unrealized appreciation (depreciation) on:
Securities	(55,726,299)
Foreign currency translations	6,832

Net change in unrealized depreciation	(55,719,467)

NET REALIZED AND UNREALIZED GAIN	130,794,220

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,930,808

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,136,588	$(2,418,011)
Net realized gain on investments and foreign currency transactions	186,513,687	346,860,633
Net change in unrealized depreciation on investments and foreign currency translations	(55,719,467)	(144,487,885)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	134,930,808	199,954,737

DIVIDENDS:
Class A
Dividends from net investment income	(4,141,455)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,772,853 and 10,654,745 shares, respectively ]	346,209,414	259,668,492
Capital shares issued in reinvestment of dividends [ 143,339 and 0 shares, respectively ]	4,141,455	—
Capital shares repurchased [ (9,429,092) and (31,595,973) shares, respectively ]	(258,850,886)	(802,395,376)

Total Class A transactions	91,499,983	(542,726,884)

Class B
Capital shares sold [ 2,194,831 and 2,063,883 shares, respectively ]	59,730,003	51,396,845
Capital shares repurchased [ (2,894,508) and (2,512,718) shares, respectively ]	(77,851,012)	(62,068,126)

Total Class B transactions	(18,121,009)	(10,671,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	73,378,974	(553,398,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	204,168,327	(353,443,428)
NET ASSETS:
Beginning of year	2,390,377,455	2,743,820,883

End of year (a)	$2,594,545,782	$2,390,377,455

(a) Includes accumulated overdistributed net investment income (loss) of	$(94,123)	$(93,342)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $3,667,893,453) (Securities on loan at market value $103,603,712)	$3,653,466,991
Cash	240,563
Foreign Cash (Cost $2,838,611)	2,847,193
Receivable for forward commitments	168,890,500
Dividends, interest and other receivables	14,553,441
Receivable from Separate Accounts for Trust shares sold	5,541,886
Receivable for securities sold	506,462
Unrealized appreciation of forward foreign currency contracts	269,207
Other assets	4,908

Total assets	3,846,321,151

LIABILITIES
Payable for forward commitments	899,467,500
Collateral held for loaned securities	98,404,767
Securities sold short (Proceeds received $68,354,719)	67,955,097
Payable for securities purchased	39,861,383
Unrealized depreciation of forward foreign currency contracts	1,382,966
Investment management fees payable	1,178,055
Payable to Separate Accounts for Trust shares redeemed	565,600
Administrative fees payable	365,437
Variation margin payable on futures contracts	330,281
Distribution fees payable - Class B	175,459
Trustees’ fees payable	2,053
Accrued expenses	51,851

Total liabilities	1,109,740,449

NET ASSETS	$2,736,580,702

Net assets were comprised of:
Paid in capital	$2,766,149,916
Accumulated undistributed net investment income	1,497,379
Accumulated net realized loss	(12,660,058)
Unrealized depreciation on investments, securities sold short, options written, futures and foreign currency translations	(18,406,535)

Net assets	$2,736,580,702

Class A
Net asset value, offering and redemption price per share, $1,911,398,837 / 187,283,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21

Class B
Net asset value, offering and redemption price per share, $825,181,865 / 80,914,780 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Interest (net of $9,021 foreign withholding tax)	$118,042,593
Securities lending (net)	304,435

Total income	118,347,028

EXPENSES
Investment management fees	13,965,520
Administrative fees	3,679,584
Distribution fees - Class B	2,014,215
Printing and mailing expenses	164,926
Custodian fees	163,300
Professional fees	98,985
Trustees’ fees	30,165
Miscellaneous	45,412

Gross expenses	20,162,107
Less: Waiver from investment advisor	(1,606,496)

Net expenses	18,555,611

NET INVESTMENT INCOME	99,791,417

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(5,332,455)
Options written	360,917
Futures	5,622,975
Foreign currency transactions	2,423,897

Net realized gain	3,075,334

Change in unrealized appreciation (depreciation) on:
Securities	(2,029,666)
Securities sold short	806,481
Options written	(60,935)
Futures	(2,346,686)
Foreign currency translations	(1,033,571)

Net change in unrealized depreciation	(4,664,377)

NET REALIZED AND UNREALIZED LOSS	(1,589,043)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,202,374

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$99,791,417	$66,449,069
Net realized gain (loss) on investments and foreign currency transactions	3,075,334	(4,522,156)
Net change in unrealized depreciation on investments and foreign currency translations	(4,664,377)	(25,569,869)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	98,202,374	36,357,044

DIVIDENDS:
Dividends from net investment income
Class A	(68,386,512)	(42,879,486)
Class B	(33,174,174)	(27,790,430)

TOTAL DIVIDENDS	(101,560,686)	(70,669,916)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 66,015,589 and 55,032,060 shares, respectively ]	668,899,610	570,432,977
Capital shares issued in reinvestment of dividends [ 6,759,317 and 4,154,289 shares, respectively ]	68,386,512	42,879,486
Capital shares repurchased [ (6,224,591) and (29,020,873) shares, respectively ]	(63,075,019)	(299,835,306)

Total Class A transactions	674,211,103	313,477,157

Class B
Capital shares sold [ 15,244,197 and 16,907,187 shares, respectively ]	154,635,674	174,897,108
Capital shares issued in reinvestment of dividends [ 3,281,419 and 2,693,643 shares, respectively ]	33,174,174	27,790,430
Capital shares repurchased [ (16,357,373) and (15,911,438) shares, respectively ]	(165,678,750)	(164,562,029)

Total Class B transactions	22,131,098	38,125,509

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	696,342,201	351,602,666

TOTAL INCREASE IN NET ASSETS	692,983,889	317,289,794
NET ASSETS:
Beginning of year	2,043,596,813	1,726,307,019

End of year (a)	$2,736,580,702	$2,043,596,813

(a) Includes accumulated undistributed net investment income of	$1,497,379	$(733,790)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $406,635,278) (Securities on loan at market value $46,900,089)	$446,776,874
Foreign Cash (Cost $163)	168
Receivable for securities sold	4,429,336
Dividends, interest and other receivables	352,072
Receivable from Separate Accounts for Trust shares sold	170,590
Other assets	908

Total assets	451,729,948

LIABILITIES
Overdraft payable	72
Collateral held for loaned securities	48,424,237
Payable for securities purchased	4,169,395
Investment management fees payable	407,280
Payable to Separate Accounts for Trust shares redeemed	285,146
Distribution fees payable - Class B	81,270
Administrative fees payable	64,705
Trustees’ fees payable	265
Accrued expenses	40,696

Total liabilities	53,473,066

NET ASSETS	$398,256,882

Net assets were comprised of:
Paid in capital	$361,104,644
Accumulated net investment loss	(25,013)
Accumulated overdistributed net realized gain	(2,967,372)
Unrealized appreciation on investments, options written and foreign currency translations	40,144,623

Net assets	$398,256,882

Class A
Net asset value, offering and redemption price per share, $16,808,149 / 1,523,211 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.03

Class B
Net asset value, offering and redemption price per share, $381,448,733 / 35,056,481 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $106,748 foreign withholding tax)	$3,403,885
Interest	662,573
Securities lending (net)	88,885

Total income	4,155,343

EXPENSES
Investment management fees	4,551,212
Distribution fees - Class B	906,497
Administrative fees	713,503
Custodian fees	95,500
Professional fees	34,255
Printing and mailing expenses	26,118
Trustees’ fees	4,977
Miscellaneous	15,943

Gross expenses	6,348,005
Less: Fees paid indirectly	(213,608)

Net expenses	6,134,397

NET INVESTMENT LOSS	(1,979,054)

REALIZED AND UNREALIZED GAIN
Realized gain on:
Securities.	14,909,417
Options written	420,290
Foreign currency transactions	3,419

Net realized gain	15,333,126

Change in unrealized appreciation on:
Securities.	5,526,281
Options written	2,395
Foreign currency translations	879

Net change in unrealized appreciation	5,529,555

NET REALIZED AND UNREALIZED GAIN	20,862,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,883,627

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,979,054)	$(2,042,180)
Net realized gain on investments and foreign currency transactions	15,333,126	16,523,004
Net change in unrealized appreciation on investments and foreign currency translations	5,529,555	7,718,149

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	18,883,627	22,198,973

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(766,849)	(703,671)
Class B	(17,273,592)	(15,884,828)

TOTAL DISTRIBUTIONS	(18,040,441)	(16,588,499)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 444,269 and 602,750 shares, respectively ]	4,909,861	6,432,407
Capital shares issued in reinvestment of distributions [ 71,048 and 65,903 shares, respectively ]	766,849	703,671
Capital shares repurchased [ (390,415) and (252,239) shares, respectively ]	(4,335,889)	(2,700,469)

Total Class A transactions	1,340,821	4,435,609

Class B
Capital shares sold [ 8,918,191 and 9,160,311 shares, respectively ]	97,805,926	96,973,499
Capital shares issued in reinvestment of distributions [ 1,620,342 and 1,503,398 shares, respectively ]	17,273,592	15,884,828
Capital shares repurchased [ (6,247,787) and (5,186,960) shares, respectively ]	(68,365,869)	(54,703,573)

Total Class B transactions	46,713,649	58,154,754

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	48,054,470	62,590,363

TOTAL INCREASE IN NET ASSETS	48,897,656	68,200,837
NET ASSETS:
Beginning of year	349,359,226	281,158,389

End of year (a)	$398,256,882	$349,359,226

(a) Includes accumulated net investment loss of	(25,013)	$(44,273)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $1,882,773,159)	$1,921,418,856
Cash	425,481
Foreign Cash (Cost $9,781,735)	9,956,822
Dividends, interest and other receivables	35,906,417
Receivable from Separate Accounts for Trust shares sold	1,661,020
Receivable for securities sold	1,122,891
Unrealized appreciation of forward foreign currency contracts	124,237
Other assets	5,217

Total assets	1,970,620,941

LIABILITIES
Payable for securities purchased	8,683,196
Unrealized depreciation of forward foreign currency contracts	2,444,493
Payable to Separate Accounts for Trust shares redeemed	1,487,352
Investment management fees payable	956,570
Administrative fees payable	266,540
Distribution fees payable - Class B	232,635
Variation margin payable on futures contracts	90,325
Trustees’ fees payable	14,619
Accrued expenses	8,239

Total liabilities	14,183,969

NET ASSETS	$1,956,436,972

Net assets were comprised of:
Paid in capital	$2,237,193,689
Accumulated undistributed net investment income	502,684
Accumulated net realized loss	(317,043,485)
Unrealized appreciation on investments and foreign currency	35,784,084

Net assets	$1,956,436,972

Class A
Net asset value, offering and redemption price per share, $855,156,331 / 152,396,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.61

Class B
Net asset value, offering and redemption price per share, $1,101,280,641 / 197,377,453 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.58

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Interest	$150,696,077

EXPENSES
Investment management fees	10,675,246
Administrative fees	2,882,027
Distribution fees - Class B	2,647,001
Professional fees	141,566
Printing and mailing expenses	126,343
Custodian fees	64,000
Trustees’ fees	25,212
Miscellaneous	39,573

Total expenses	16,600,968

NET INVESTMENT INCOME	134,095,109

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(5,391,639)
Options written	327,385
Futures	818,593
Foreign currency transactions	(1,400,547)

Net realized loss	(5,646,208)

Change in unrealized appreciation (depreciation) on:
Securities	53,210,744
Options written	(125,250)
Futures	(636,344)
Foreign currency translations	(2,403,492)

Net change in unrealized appreciation	50,045,658

NET REALIZED AND UNREALIZED GAIN	44,399,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$178,494,559

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$134,095,109	$136,832,704
Net realized gain (loss) on investments and foreign currency transactions	(5,646,208)	21,771,954
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	50,045,658	(97,015,555)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	178,494,559	61,589,103

DIVIDENDS:
Dividends from net investment income
Class A	(59,039,233)	(60,602,966)
Class B	(73,375,113)	(79,320,121)

TOTAL DIVIDENDS	(132,414,346)	(139,923,087)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 30,965,342 and 49,986,092 shares, respectively ]	177,613,117	289,628,817
Capital shares issued in reinvestment of dividends [ 10,556,421 and 11,119,421 shares, respectively ]	59,039,233	60,602,966
Capital shares repurchased [ (29,993,676) and (89,783,092) shares, respectively ]	(170,057,927)	(523,613,632)

Total Class A transactions	66,594,423	(173,381,849)

Class B
Capital shares sold [ 29,311,823 and 34,054,645 shares, respectively ]	165,765,087	195,357,543
Capital shares issued in reinvestment of dividends [ 13,194,478 and 14,639,215 shares, respectively ]	73,375,113	79,320,121
Capital shares repurchased [ (37,142,824) and (36,971,475) shares, respectively ]	(209,701,913)	(212,295,667)

Total Class B transactions	29,438,287	62,381,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	96,032,710	(110,999,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	142,112,923	(189,333,836)
NET ASSETS:
Beginning of year	1,814,324,049	2,003,657,885

End of year(a)	$1,956,436,972	$1,814,324,049

(a) Includes accumulated undistributed (overdistributed) net investment income of	$502,684	$(195,559)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $2,042,495,724) (Securities on Loan at market value $299,247,961)	$2,402,028,716
Cash	26,408,890
Foreign Cash (Cost $12,074,708)	10,171,587
Foreign Cash held at Broker	1,943,459
Receivable for securities sold	6,459,230
Receivable from Separate Accounts for Trust shares sold	2,779,488
Dividends, interest and other receivables	2,153,441
Other assets	584,451

Total assets	2,452,529,262

LIABILITIES
Collateral held for loaned securities	312,927,910
Payable for securities purchased	13,325,359
Investment management fees payable	1,793,378
Payable to Separate Accounts for Trust shares redeemed	1,604,291
Administrative fees payable	277,590
Distribution fees payable - Class B	158,967
Variation margin payable on futures contracts	2,637
Trustees’ fees payable	606
Accrued expenses	327,506

Total liabilities	330,418,244

NET ASSETS	$2,122,111,018

Net assets were comprised of:
Paid in capital	$1,746,027,188
Accumulated overdistributed net investment income	(5,080,027)
Accumulated undistributed net realized gain	21,345,038
Unrealized appreciation on investments, futures, and foreign currency translations	359,818,819

Net assets	$2,122,111,018

Class A
Net asset value, offering and redemption price per share, $1,356,427,849 / 87,040,435 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.58

Class B
Net asset value, offering and redemption price per share, $765,683,169 / 49,222,964 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.56

STATEMENT OF OPERATIONS For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $2,698,424 foreign withholding tax)	$27,044,603
Interest	2,429,017
Securities lending (net)	789,136

Total income	30,262,756

EXPENSES
Investment management fees	14,806,740
Administrative fees	2,300,837
Distribution fees - Class B	1,505,865
Custodian fees	987,500
Printing and mailing expenses	105,838
Professional fees	59,623
Trustees’ fees	16,246
Miscellaneous	27,904

Gross expenses	19,810,553
Less: Fees paid indirectly	(133,355)

Net expenses	19,677,198

NET INVESTMENT INCOME	10,585,558

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	99,179,075
Futures	793,027
Foreign currency transactions	(291,805)

Net realized gain	99,680,297

Change in unrealized appreciation on:
Securities	221,703,029
Futures	169,752
Foreign currency translations	106,852

Net change in unrealized appreciation	221,979,633

NET REALIZED AND UNREALIZED GAIN	321,659,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,245,488

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,585,558	$7,414,259
Net realized gain on investments, futures, and foreign currency transactions	99,680,297	39,058,869
Net change in unrealized appreciation on investments, futures, and foreign currency translations	221,979,633	67,060,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	332,245,488	113,533,418

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(8,741,601)	(5,729,159)
Class B	(3,092,428)	(5,618,427)

	(11,834,029)	(11,347,586)

Distributions from net realized capital gains
Class A	(52,172,293)	(22,432,354)
Class B	(30,431,777)	(24,437,528)

	(82,604,070)	(46,869,882)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(94,438,099)	(58,217,468)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 57,490,990 and 15,671,475 shares, respectively ]	830,531,407	188,977,131
Capital shares issued in reinvestment of dividends and distributions [ 3,994,841 and 2,231,471 shares, respectively ]	60,913,894	28,161,513
Capital shares repurchased [ (3,583,648) and (8,445,111) shares, respectively ]	(51,199,878)	(103,057,502)

Total Class A transactions	840,245,423	114,081,142

Class B
Capital shares sold [ 22,000,941 and 13,695,438 shares, respectively ]	319,199,727	167,749,575
Capital shares issued in reinvestment of dividends and distributions [ 2,207,849 and 2,375,861 shares, respectively ]	33,524,205	30,055,955
Capital shares repurchased [ (9,541,422) and (9,270,025) shares, respectively ]	(137,681,385)	(113,447,158)

Total Class B transactions	215,042,547	84,358,372

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,055,287,970	198,439,514

TOTAL INCREASE IN NET ASSETS	1,293,095,359	253,755,464
NET ASSETS:
Beginning of year	829,015,659	575,260,195

End of year (a)	$2,122,111,018	$829,015,659

(a) Includes accumulated overdistributed net investment income of	$(5,080,027)	$(3,887,774)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $769,963,308) (Securities on loan at market value $68,716,171)	$858,631,797
Cash	17,397,705
Foreign Cash (Cost $691)	713
Receivable for securities sold	3,200,984
Receivable from Separate Accounts for Trust shares sold	1,344,083
Dividends, interest and other receivables	756,605
Other assets	1,059

Total assets	881,332,946

LIABILITIES
Collateral held for loaned securities	70,770,942
Payable for securities purchased	3,322,237
Investment management fees payable.	582,263
Administrative fees payable	115,993
Payable to Separate Accounts for Trust shares redeemed	94,376
Distribution fees payable - Class B	44,371
Trustees’ fees payable	346
Accrued expenses	38,639

Total liabilities	74,969,167

NET ASSETS	$806,363,779

Net assets were comprised of:
Paid in capital	$706,002,390
Accumulated overdistributed net investment income	(9,110)
Accumulated undistributed net realized gain	11,701,988
Unrealized appreciation on investments and foreign currency translations	88,668,511

Net assets	$806,363,779

Class A
Net asset value, offering and redemption price per share, $598,068,253 / 50,018,160 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96

Class B
Net asset value, offering and redemption price per share, $208,295,526 / 17,416,228 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.96

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $41,596 foreign withholding tax)	$9,868,290
Interest	1,404,456
Securities lending (net)	410,383

Total income	11,683,129

EXPENSES
Investment management fees	5,761,915
Administrative fees	1,108,323
Distribution fees - Class B	489,293
Custodian fees	82,500
Printing and mailing expenses	44,886
Professional fees	40,405
Trustees’ fees	7,851
Miscellaneous	12,124

Gross expenses	7,547,297
Less: Waiver from investment advisor	(24,337)
Fees paid indirectly	(122,469)

Net expenses	7,400,491

NET INVESTMENT INCOME	4,282,638

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	25,987,676
Foreign currency transactions	(55,629)

Net realized gain	25,932,047

Change in unrealized appreciation on:
Securities	57,734,982
Foreign currency translations	8,806

Net change in unrealized appreciation	57,743,788

NET REALIZED AND UNREALIZED GAIN	83,675,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,958,473

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,282,638	$883,521
Net realized gain on investments and foreign currency transactions	25,932,047	12,157,841
Net change in unrealized appreciation on investments and foreign currency translations	57,743,788	6,256,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	87,958,473	19,298,254

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(3,565,617)	(815,008)
Class B	(741,319)	(40,280)

	(4,306,936)	(855,288)

Distributions from net realized capital gains
Class A	(11,387,989)	(6,184,802)
Class B	(4,234,699)	(4,733,170)

	(15,622,688)	(10,917,972)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(19,929,624)	(11,773,260)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 22,488,493 and 27,841,380 shares, respectively ]	252,809,780	300,038,724
Capital shares issued in reinvestment of dividends and distributions [ 1,261,891 and 645,878 shares, respectively ]	14,953,606	6,999,810
Capital shares repurchased [ (2,395,573) and (492,106) shares, respectively ]	(26,833,361)	(5,264,037)

Total Class A transactions	240,930,025	301,774,497

Class B
Capital shares sold [ 3,663,296 and 3,642,703 shares, respectively ]	41,341,710	38,165,786
Capital shares issued in reinvestment of dividends and distributions [ 422,202 and 443,541 shares, respectively ]	4,976,018	4,773,450
Capital shares repurchased [ (3,855,315) and (3,657,384) shares, respectively ]	(43,482,835)	(38,475,491)

Total Class B transactions	2,834,893	4,463,745

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	243,764,918	306,238,242

TOTAL INCREASE IN NET ASSETS	311,793,767	313,763,236
NET ASSETS:
Beginning of year	494,570,012	180,806,776

End of year (a)	$806,363,779	$494,570,012

(a) Includes accumulated overdistributed net investment income of	$(9,110)	$(7,432)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $355,411,367) (Securities on loan at market value $27,374,774)	$422,075,332
Cash	2,961
Dividends, interest and other receivables	356,535
Receivable from Separate Accounts for Trust shares sold	244,205
Other assets	980

Total assets	422,680,013

LIABILITIES
Collateral held for loaned securities	28,073,093
Investment management fees payable	297,381
Payable for securities purchased	277,337
Payable to Separate Accounts for Trust shares redeemed	106,549
Distribution fees payable - Class B	79,590
Administrative fees payable	64,395
Trustees’ fees payable	506
Accrued expenses	23,810

Total liabilities	28,922,661

NET ASSETS	$393,757,352

Net assets were comprised of:
Paid in capital	$326,386,429
Accumulated net investment loss	(8,773)
Accumulated undistributed net realized gain	715,731
Unrealized appreciation on investments	66,663,965

Net assets	$393,757,352

Class A
Net asset value, offering and redemption price per share, $21,104,373 / 2,119,688 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.96

Class B
Net asset value, offering and redemption price per share, $372,652,979 / 37,917,530 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.83

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $6,615 foreign withholding tax)	$2,606,425
Interest	528,585
Securities lending (net)	36,499

Total income	3,171,509

EXPENSES
Investment management fees.	3,430,904
Distribution fees - Class B	903,699
Administrative fees	716,019
Professional fees	34,359
Custodian fees	34,000
Printing and mailing expenses	25,980
Trustees’ fees	5,073
Miscellaneous	9,020

Gross expenses	5,159,054
Less Waiver from investment advisor	(63,008)
Fees paid indirectly	(58,266)

Net expenses	5,037,780

NET INVESTMENT LOSS	(1,866,271)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	22,699,347
Net change in unrealized depreciation on securities	(20,109,132)

NET REALIZED AND UNREALIZED GAIN	2,590,215

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:	$723,944

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,866,271)	$(2,559,580)
Net realized gain on investments	22,699,347	4,957,030
Net change in unrealized appreciation (depreciation) on investments	(20,109,132)	24,599,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	723,944	26,997,362

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(983,003)	—
Class B	(17,694,019)	—

TOTAL DISTRIBUTIONS	(18,677,022)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 741,010 and 882,676 shares, respectively]	7,565,467	8,412,946
Capital shares issued in reinvestment of distributions [ 97,577 and 0 shares, respectively ]	983,003	—
Capital shares repurchased [ (427,834) and (433,692) shares, respectively ]	(4,354,718)	(4,177,789)

Total Class A transactions	4,193,752	4,235,157

Class B
Capital shares sold [ 8,074,961 and 8,714,394 shares, respectively ]	81,171,735	82,560,761
Capital shares issued in reinvestment of distributions [ 1,779,183 and 0 shares, respectively]	17,694,019	—
Capital shares repurchased [ (7,157,269) and (9,346,540) shares, respectively ]	(71,979,314)	(88,966,187)

Total Class B transactions	26,886,440	(6,405,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,080,192	(2,170,269)

TOTAL INCREASE IN NET ASSETS	13,127,114	24,827,093
NET ASSETS:
Beginning of year	380,630,238	355,803,145

End of year (a)	$393,757,352	$380,630,238

(a) Includes accumulated net investment loss of	$(8,773)	$(12,256)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $1,467,708,724) (Securities on loan at market value $52,143,457)	$1,673,291,394
Cash	25,256
Foreign currency (Cost $141)	140
Receivable from Separate Accounts for Trust shares sold	4,131,056
Receivable for securities sold	3,344,830
Dividends, interest and other receivables	2,403,835
Other assets	1,988

Total assets	1,683,198,499

LIABILITIES
Collateral held for loaned securities	53,623,640
Payable for securities purchased	10,778,079
Investment management fees payable	1,283,477
Payable to Separate Accounts for Trust shares redeemed	313,917
Administrative fees payable	218,371
Distribution fees payable - Class B	147,465
Trustees’ fees payable	520
Accrued expenses	49,918

Total liabilities	66,415,387

NET ASSETS	$1,616,783,112

Net assets were comprised of:
Paid in capital	$1,399,600,651
Accumulated overdistributed net investment income	(17,407)
Accumulated undistributed net realized gain	11,613,662
Unrealized appreciation on investments	205,586,206

Net assets	$1,616,783,112

Class A
Net asset value, offering and redemption price per share, $914,471,431 / 71,293,533 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.83

Class B
Net asset value, offering and redemption price per share, $702,311,681 / 54,749,337 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.83

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $68,450 foreign withholding tax)	$25,966,922
Interest	1,389,363
Securities lending (net)	102,200

Total income	27,458,485

EXPENSES
Investment management fees	11,058,324
Administrative fees	2,017,785
Distribution fees - Class B	1,504,970
Recoupment fees	302,638
Custodian fees	106,400
Printing and mailing expenses	88,641
Professional fees	55,443
Trustees’ fees	14,882
Miscellaneous	20,921

Gross expenses	15,170,004
Less: Fees paid indirectly	(536,460)

Net expenses	14,633,544

NET INVESTMENT INCOME	12,824,941

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	64,270,387
Foreign currency transactions	(3,821)

Net realized gain	64,266,566

Change in unrealized appreciation on:
Securities	149,559,772
Foreign currency translations	2,966

Net change in unrealized appreciation	149,562,738

NET REALIZED AND UNREALIZED GAIN	213,829,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$226,654,245

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,824,941	$4,439,476
Net realized gain on investments and foreign currency transactions	64,266,566	28,023,804
Net change in unrealized appreciation on investments and foreign currency translations	149,562,738	3,473,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	226,654,245	35,936,351

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(8,201,985)	(2,002,027)
Class B	(4,635,213)	(2,616,383)

	(12,837,198)	(4,618,410)

Distributions from net realized capital gains
Class A	(28,519,535)	(9,793,365)
Class B	(22,497,903)	(22,947,381)

	(51,017,438)	(32,740,746)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(63,854,636)	(37,359,156)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 43,189,336 and 26,676,778 shares, respectively ]	516,231,661	307,601,902
Capital shares issued in reinvestment of dividends and distributions [ 2,877,048 and 1,047,418 shares, respectively ]	36,721,520	11,795,392
Capital shares repurchased [ (2,426,429) and (958,677) shares, respectively ]	(28,717,665)	(10,924,975)

Total Class A transactions	524,235,516	308,472,319

Class B
Capital shares sold [ 16,267,210 and 15,351,377 shares, respectively ]	195,766,770	172,101,897
Capital shares issued in reinvestment of dividends and distributions [ 2,128,565 and 2,276,005 shares, respectively ]	27,133,116	25,563,764
Capital shares repurchased [ (10,723,895) and (7,553,298) shares, respectively ]	(129,263,373)	(84,987,451)

Total Class B transactions	93,636,513	112,678,210

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	617,872,029	421,150,529

TOTAL INCREASE IN NET ASSETS	780,671,638	419,727,724
NET ASSETS:
Beginning of year	836,111,474	416,383,750

End of year (a)	$1,616,783,112	$836,111,474

(a) Includes accumulated overdistributed net investment income of	$(17,407)	$(4,970)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $858,315,494) (Securities on loan at market value $188,750,303)	$968,351,119
Cash	328,350
Receivable from Separate Accounts for Trust shares sold	443,204
Dividends, interest and other receivables	203,198
Receivable for securities sold	195,461
Other assets	1,998

Total assets	969,523,330

LIABILITIES
Collateral held for loaned securities	193,632,705
Payable to Separate Accounts for Trust shares redeemed	729,710
Investment management fees payable	727,528
Payable for securities purchased	434,720
Distribution fees payable - Class B	116,379
Administrative fees payable	115,154
Trustees’ fees payable	1,141
Accrued expenses	42,289

Total liabilities	195,799,626

NET ASSETS	$773,723,704

Net assets were comprised of:
Paid in capital	$657,495,865
Accumulated net investment loss	(26,493)
Accumulated undistributed net realized gain	6,218,707
Unrealized appreciation on investments	110,035,625

Net assets	$773,723,704

Class A
Net asset value, offering and redemption price per share, $230,584,976 / 25,504,664 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.04

Class B
Net asset value, offering and redemption price per share, $543,138,728 / 61,028,021 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.90

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $335 foreign withholding tax)	$2,489,988
Interest	818,466
Securities lending (net)	578,749

Total income	3,887,203

EXPENSES
Investment management fees	8,222,027
Administrative fees	1,269,088
Distribution fees - Class B	1,332,739
Recoupment fees	43,027
Custodian fees	56,800
Printing and mailing expenses	51,531
Professional fees	44,042
Trustees’ fees	9,936
Miscellaneous	13,859

Gross expenses	11,043,049
Less: Fees paid indirectly	(308,680)

Net expenses	10,734,369

NET INVESTMENT LOSS	(6,847,166)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	83,322,965
Net change in unrealized depreciation on securities	(8,037,436)

NET REALIZED AND UNREALIZED GAIN	75,285,529

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,438,363

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(6,847,166)	$(7,984,187)
Net realized gain on investments	83,322,965	101,294,862
Net change in unrealized depreciation on investments	(8,037,436)	(29,833,570)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	68,438,363	63,477,105

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(22,299,544)	(31,605,390)
Class B	(54,024,854)	(64,318,196)

TOTAL DISTRIBUTIONS	(76,324,398)	(95,923,586)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,217,550 and 8,137,258 shares, respectively ]	49,795,063	75,127,493
Capital shares issued in reinvestment of distributions [ 2,466,495 and 3,474,960 shares, respectively ]	22,299,544	31,605,390
Capital shares repurchased [ (6,699,119) and (28,200,211) shares, respectively ]	(64,098,826)	(272,110,526)

Total Class A transactions	7,995,781	(165,377,643)

Class B
Capital shares sold [ 10,984,913 and 8,568,770 shares, respectively ]	104,492,969	80,765,282
Capital shares issued in reinvestment of distributions [ 6,068,076 and 7,168,541 shares, respectively ]	54,024,854	64,318,196
Capital shares repurchased [ (11,343,121) and (9,511,263) shares, respectively ]	(106,861,669)	(90,013,775)

Total Class B transactions	51,656,154	55,069,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	59,651,935	(110,307,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	51,765,900	(142,754,421)
NET ASSETS:
Beginning of year	721,957,804	864,712,225

End of year (a)	$773,723,704	$721,957,804

(a) Includes accumulated net investment loss of	$(26,493)	$(60,494)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $1,015,195,456) (Securities on loan at market value $163,508,749)	$1,156,764,435
Cash	1,168,371
Receivable for securities sold	3,067,309
Dividends, interest and other receivables	1,080,155
Receivable from Separate Accounts for Trust shares sold	1,024,971
Other assets	2,629

Total assets	1,163,107,870

LIABILITIES
Foreign Cash overdraft payable	385
Collateral held for loaned securities	167,686,287
Payable for securities purchased	6,205,811
Investment management fees payable	918,081
Administrative fees payable	143,031
Payable to Separate Accounts for Trust shares redeemed	129,975
Distribution fees payable - Class B	127,218
Trustees’ fees payable	1,792
Accrued expenses	81,412

Total liabilities	175,293,992

NET ASSETS	$987,813,878

Net assets were comprised of:
Paid in capital	$839,193,124
Accumulated undistributed net investment income	6,680
Accumulated undistributed net realized gain	7,045,214
Unrealized appreciation on investments and foreign currency translations	141,568,860

Net assets	$987,813,878

Class A
Net asset value, offering and redemption price per share, $387,989,882 / 38,701,434 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.03

Class B
Net asset value, offering and redemption price per share, $599,823,996 / 60,767,406 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $114,648 foreign withholding tax)	$12,273,183
Interest	1,004,396
Securities lending (net)	278,375

Total income	13,555,954

EXPENSES
Investment management fees	9,643,681
Administrative fees	1,463,850
Distribution fees - Class B	1,371,945
Custodian fees	282,600
Printing and mailing expenses	60,316
Professional fees	47,002
Trustees’ fees	11,446
Miscellaneous	21,069

Gross expenses	12,901,909
Less: Fees paid indirectly	(99,806)

Net expenses	12,802,103

NET INVESTMENT INCOME	753,851

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	94,713,667
Foreign currency transactions	(21,457)

Net realized gain	94,692,210

Change in unrealized appreciation (depreciation) on:
Securities	27,126,729
Foreign currency translations	(119)

Net change in unrealized appreciation	27,126,610

NET REALIZED AND UNREALIZED GAIN	121,818,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,572,671

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$753,851	$(181,838)
Net realized gain on investments and foreign currency transactions	94,692,210	177,619,084
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	27,126,610	(90,488,567)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	122,572,671	86,948,679

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(706,658)	—

Distributions from net realized capital gains
Class A	(38,650,458)	(82,993,203)
Class B	(62,054,877)	(110,543,859)

	(100,705,335)	(193,537,062)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(101,411,993)	(193,537,062)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 11,052,476 and 12,459,484 shares, respectively ]	115,111,376	140,608,377
Capital shares issued in reinvestment of dividends and distributions [ 3,946,670 and 8,237,110 shares, respectively ]	39,357,116	82,993,203
Capital shares repurchased [ (9,091,923) and (61,238,638) shares, respectively ]	(93,686,609)	(714,939,161)

Total Class A transactions	60,781,883	(491,337,581)

Class B
Capital shares sold [ 12,126,304 and 7,943,010 shares, respectively ]	123,877,442	90,022,941
Capital shares issued in reinvestment of distributions [ 6,320,851 and 11,388,306 shares, respectively ]	62,054,877	110,543,859
Capital shares repurchased [ (10,817,249) and (9,942,979) shares, respectively ]	(110,314,738)	(112,907,059)

Total Class B transactions	75,617,581	87,659,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	136,399,464	(403,677,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	157,560,142	(510,266,223)
NET ASSETS:
Beginning of year	830,253,736	1,340,519,959

End of year (a)	$987,813,878	$830,253,736

(a) Includes accumulated undistributed net investment income (loss) of	$6,680	$(18,981)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at value (Cost $528,012,561) (Securities on loan at market value $43,668,130)	$592,151,436
Foreign Cash (Cost $12,836)	12,930
Receivable for securities sold	5,591,351
Receivable from Separate Accounts for Trust shares sold	336,335
Dividends, interest and other receivables	171,363
Other assets	1,574

Total assets	598,264,989

LIABILITIES
Overdraft payable	241,678
Collateral held for loaned securities	44,751,712
Payable for securities purchased	6,852,493
Investment management fees payable	559,514
Payable to Separate Accounts for Trust shares redeemed	567,163
Distribution fees payable - Class B	112,134
Administrative fees payable	85,936
Trustees’ fees payable	3,994
Accrued expenses	65,166

Total liabilities	53,239,790

NET ASSETS	$545,025,199

Net assets were comprised of:
Paid in capital	$635,217,499
Accumulated net investment loss	(1,908)
Accumulated net realized loss	(154,329,360)
Unrealized appreciation on investments, options written and foreign currency translations	64,138,968

Net assets	$545,025,199

Class A
Net asset value, offering and redemption price per share, $28,468,842 / 2,560,500 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.12

Class B
Net asset value, offering and redemption price per share, $516,556,357 / 47,058,809 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.98

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2006

INVESTMENT INCOME
Dividends (net of $64,264 foreign withholding tax)	$2,613,001
Interest	1,035,642
Securities lending (net)	161,669

Total income	3,810,312

EXPENSES
Investment management fees	6,523,699
Distribution fees - Class B	1,287,590
Administrative fees	963,064
Custodian fees	150,900
Professional fees	55,697
Printing and mailing expenses	36,743
Trustees’ fees	7,319
Miscellaneous	12,560

Gross expenses	9,037,572
Less: Fees paid indirectly	(189,432)

Net expenses	8,848,140

NET INVESTMENT LOSS	(5,037,828)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	48,971,869
Options written	(1,151,343)
Foreign currency transactions	(188,631)

Net realized gain	47,631,895

Change in unrealized appreciation (depreciation) on:
Securities	(5,722,036)
Options written	91,776
Foreign currency translations	210

Net change in unrealized depreciation	(5,630,050)

NET REALIZED AND UNREALIZED GAIN	42,001,845

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,964,017

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2006	2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,037,828)	$(5,240,879)
Net realized gain on investments and foreign currency transactions	47,631,895	46,797,193
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,630,050)	10,019,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	36,964,017	51,575,956

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,043,992 and 1,265,476 shares, respectively ]	11,036,745	11,755,539
Capital shares repurchased [ (1,121,111) and (1,427,847) shares, respectively ]	(11,900,421)	(13,153,466)

Total Class A transactions	(863,676)	(1,397,927)

Class B
Capital shares sold [ 14,490,105 and 12,676,916 shares, respectively ]	153,218,571	117,560,288
Capital shares repurchased [ (17,034,489) and (16,002,929) shares, respectively ]	(179,030,768)	(145,548,432)

Total Class B transactions	(25,812,197)	(27,988,144)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,675,873)	(29,386,071)

TOTAL INCREASE IN NET ASSETS	10,288,144	22,189,885
NET ASSETS:
Beginning of year	534,737,055	512,547,170

End of year (a)	$545,025,199	$534,737,055

(a) Includes accumulated net investment loss of	$(1,908)	$(83,971)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $2,507,838)	$2,528,627
Unaffiliated Issuers (Amortized Cost $29,781)	29,781
Receivable from Separate Accounts for Trust shares sold	38,776
Receivable from investment manager	7,802
Dividends, interest and other receivables	182

Total assets	2,605,168

LIABILITIES
Payable for securities purchased	23,234
Distribution fees payable - Class B	387
Payable to Separate Accounts for Trust shares redeemed	147
Trustees’ fees payable	10
Accrued expenses	18,564

Total liabilities	42,342

NET ASSETS	$2,562,826

Net assets were comprised of:
Paid in capital	$2,503,601
Accumulated undistributed net investment income	1
Accumulated undistributed net realized gain	38,435
Unrealized appreciation on investments	20,789

Net assets	$2,562,826

Class A
Net asset value, offering and redemption price per share, $539,527 / 51,205 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.54

Class B
Net asset value, offering and redemption price per share, $2,023,299 / 192,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.54

STATEMENT OF OPERATIONS For the Period Ended December 31, 2006*
INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$53,416
Interest	394

Total income	53,810

EXPENSES
Professional fees	16,009
Administrative fees	12,998
Custodian fees	10,028
Printing and mailing expenses	2,120
Distribution fees - Class B	896
Investment management fees	532
Miscellaneous	777

Gross expenses	43,360
Less: Waiver from investment advisor	(13,029)
Reimbursement from investment advisor	(27,582)

Net expenses	2,749

NET INVESTMENT INCOME	51,061

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,661
Net distributions of realized gain received from Underlying Portfolios	41,753

Net realized gain	43,414
Net change in unrealized appreciation on securities	20,789

NET REALIZED AND UNREALIZED GAIN	64,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,264

STATEMENT OF CHANGES IN NET ASSETS

August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$51,061
Net realized gain on investments	43,414
Net change in unrealized appreciation on investments	20,789

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	115,264

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(12,530)
Class B	(43,399)

(55,929)

Distributions from net realized capital gains
Class A	(130)
Class B	(468)

(598)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(56,527)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 1,205 shares ]	12,660

Class B
Capital shares sold [ 142,984 shares]	1,500,315
Capital shares issued in reinvestment of dividends and distributions [ 4,174 shares]	43,867
Capital shares repurchased [ (5,130) shares]	(52,753)

Total Class B transactions	1,491,429

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,504,089

TOTAL INCREASE IN NET ASSETS	1,562,826
NET ASSETS:
Beginning of period	1,000,000

End of period (a)	$2,562,826

(a) Includes accumulated undistributed net investment income of	$1

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $2,659,032)	$2,698,462
Unaffiliated Issuers (Amortized Cost $10,097)	10,097
Receivable from investment manager	7,794
Receivable from Separate Accounts for Trust shares sold	3,873
Dividends, interest and other receivables	99

Total assets	2,720,325

LIABILITIES
Payable for securities purchased	3,485
Distribution fees payable - Class B	423
Payable to Separate Accounts for Trust shares redeemed	343
Trustees’ fees payable	10
Accrued expenses	18,529

Total liabilities	22,790

NET ASSETS	$2,697,535

Net assets were comprised of:
Paid in capital	$2,610,340
Accumulated undistributed net investment income	7
Accumulated undistributed net realized gain	47,758
Unrealized appreciation on investments	39,430

Net assets	$2,697,535

Class A
Net asset value, offering and redemption price per share, $543,656 / 51,039 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.65

Class B
Net asset value, offering and redemption price per share, $2,153,879 / 202,204 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.65

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2006*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$47,974
Interest	374

Total income	48,348

EXPENSES
Professional fees	16,011
Administrative fees	13,065
Custodian fees	10,028
Printing and mailing expenses	2,176
Distribution fees - Class B	1,006
Investment management fees	577
Miscellaneous	777

Gross expenses	43,640
Less: Waiver from investment advisor	(13,141)
Reimbursement from investment advisor	(27,486)

Net expenses	3,013

NET INVESTMENT INCOME	45,335

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	1,499
Net distributions of realized gain received from Underlying Portfolios	51,461

Net realized gain	52,960
Net change in unrealized appreciation on securities	39,430

NET REALIZED AND UNREALIZED GAIN	92,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,725

STATEMENT OF CHANGES IN NET ASSETS

August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,335
Net realized gain on investments	52,960
Net change in unrealized appreciation on investments	39,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	137,725

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(10,905)
Class B	(39,584)

(50,489)

Distributions from net realized capital gains
Class A	(125)
Class B	(474)

(599)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(51,088)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 1,039 shares ]	11,030

Class B
Capital shares sold [ 151,710 shares ]	1,594,244
Capital shares issued in reinvestment of dividends and distributions [ 3,773 shares ]	40,058
Capital shares repurchased [ (3,279) shares ]	(34,434)

Total Class B transactions	1,599,868

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,610,898

TOTAL INCREASE IN NET ASSETS	1,697,535
NET ASSETS:
Beginning of period	1,000,000

End of period (a)	$2,697,535

(a) Includes accumulated undistributed net investment income of	$7

* The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $1,719,745)	$1,775,403
Unaffiliated Issuers (Amortized Cost $12,126)	12,126
Receivable from investment manager	8,047
Receivable from Separate Accounts for Trust shares sold	4,593
Dividends, interest and other receivables	77

Total assets	1,800,246

LIABILITIES
Payable for securities purchased	5,686
Distribution fees payable - Class B	226
Payable to Separate Accounts for Trust shares redeemed	21
Trustees’ fees payable	10
Accrued expenses	18,532

Total liabilities	24,475

NET ASSETS	$1,775,771

Net assets were comprised of:
Paid in capital	$1,684,533
Accumulated overdistributed net investment income	(1)
Accumulated undistributed net realized gain	35,581
Unrealized appreciation on investments	55,658

Net assets	$1,775,771

Class A
Net asset value, offering and redemption price per share, $547,464 / 50,858 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.76

Class B
Net asset value, offering and redemption price per share, $1,228,307 / 114,105 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.76

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2006*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$24,094
Interest	182

Total income	24,276

EXPENSES
Professional fees	16,008
Administrative fees	12,856
Custodian fees	10,028
Printing and mailing expenses	2,158
Distribution fees - Class B	656
Investment management fees	437
Miscellaneous	777

Gross expenses	42,920
Less: Waiver from investment advisor	(12,792)
Reimbursement from investment advisor	(27,948)

Net expenses	2,180

NET INVESTMENT INCOME	22,096

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	3,967
Net distributions of realized gain received from Underlying Portfolios	35,516

Net realized gain	39,483
Net change in unrealized appreciation on securities	55,658

NET REALIZED AND UNREALIZED GAIN	95,141

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,237

STATEMENT OF CHANGES IN NET ASSETS

August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,096
Net realized gain on investments	39,483
Net change in unrealized appreciation on investments	55,658

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	117,237

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(9,000)
Class B	(16,850)

(25,850)

Distributions from net realized capital gains
Class A	(190)
Class B	(375)

(565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(26,415)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 858 shares ]	9,190

Class B
Capital shares sold [ 67,844 shares ]	715,356
Capital shares issued in reinvestment of dividends and distributions [ 1,608 shares ]	17,225
Capital shares repurchased [ (5,347) shares ]	(56,822)

Total Class B transactions	675,759

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	684,949

TOTAL INCREASE IN NET ASSETS	775,771
NET ASSETS:
Beginning of period	1,000,000

End of period (a)	$1,775,771

(a) Includes accumulated overdistributed net investment income of	$(1)

* The Portfolio commenced operations on August 31, 2006

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2006

ASSETS
Investments at cost:
Affiliated Issuers (Cost $1,543,921)	$1,594,825
Unaffiliated Issuers (Amortized Cost $10,307)	10,307
Receivable from Separate Accounts for Trust shares sold	11,969
Receivable from investment manager	8,001
Dividends, interest and other receivables	149

Total assets	1,625,251

LIABILITIES
Payable for securities purchased	3,865
Distribution fees payable - Class B	205
Trustees’ fees payable	10
Payable to Separate Accounts for Trust shares redeemed	2
Accrued expenses	18,618

Total liabilities	22,700

NET ASSETS	$1,602,551

Net assets were comprised of:
Paid in capital	$1,511,967
Accumulated undistributed net realized gain	39,680
Unrealized appreciation on investments	50,904

Net assets	$1,602,551

Class A
Net asset value, offering and redemption price per share, $550,829 / 50,717 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.86

Class B
Net asset value, offering and redemption price per share, $1,051,722 / 96,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.86

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2006*

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$18,979
Interest	251

Total income	19,230

EXPENSES
Professional fees	16,006
Administrative fees	12,795
Custodian fees	10,028
Printing and mailing expenses	2,046
Distribution fees - Class B	553
Investment management fees	397
Miscellaneous	778

Gross expenses	42,603
Less: Waiver from investment advisor	(12,691)
Reimbursement from investment advisor	(27,982)

Net expenses	1,930

NET INVESTMENT INCOME	17,300

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	4,119
Net distributions of realized gain received from Underlying Portfolios	39,477

Net realized gain	43,596
Net change in unrealized appreciation on securities	50,904

NET REALIZED AND UNREALIZED GAIN	94,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,800

STATEMENT OF CHANGES IN NET ASSETS

August 31, 2006* to December 31, 2006
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,300
Net realized gain on investments	43,596
Net change in unrealized appreciation on investments	50,904

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	111,800

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(7,695)
Class B	(13,713)

(21,408)

Distributions from net realized capital gains
Class A	(50)
Class B	(95)

(145)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(21,553)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares issued in reinvestment of dividends and distributions [ 717 shares ]	7,745

Class B
Capital shares sold [ 51,940 shares ]	559,665
Capital shares issued in reinvestment of dividends and distributions [ 1,278 shares ]	13,808
Capital shares repurchased [ (6,379) shares ]	(68,914)

Total Class B transactions	504,559

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	512,304

TOTAL INCREASE IN NET ASSETS	602,551
NET ASSETS:
Beginning of period	1,000,000

End of period	$1,602,551

*	The Portfolio commenced operations on August 31, 2006.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			July 31, 2003* to December 31,
Class A	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.41	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	0.30	(0.04)	0.28	0.06

Total from investment operations	0.71	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	(0.38)	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	(0.53)	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$10.87	$10.69	$10.80	$10.45

Total return (b)	6.55%	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,999	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.32%	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.80%	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	3.58%	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.04	$0.39

Class B	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.38	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	0.30	(0.05)	0.28	0.05

Total from investment operations	0.68	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	(0.35)	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	(0.15)	(0.11)	(0.01)	—

Total dividends and distributions	(0.50)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$10.87	$10.69	$10.80	$10.45

Total return (b)	6.37%	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$339,978	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.57%	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.48%	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	3.26%	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	55%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.36	0.30	0.33	0.47
Net realized and unrealized gain on investments	0.65	0.09	0.52	0.33

Total from investment operations	1.01	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	(0.36)	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	(0.56)	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$11.61	$11.16	$11.22	$10.66

Total return (b)	9.06%	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,544	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.28%	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.10%	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	2.91%	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.18

Class B	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.33	0.27	0.30	0.46
Net realized and unrealized gain on investments	0.64	0.09	0.52	0.33

Total from investment operations	0.97	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	(0.32)	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	(0.20)	(0.20)	(0.01)	—

Total dividends and distributions	(0.52)	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$11.61	$11.16	$11.22	$10.66

Total return (b)	8.78%	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$809,200	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.53%	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.84%	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	2.65%	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (f)(k)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004(c)	2003(c)		2002
Net asset value, beginning of year	$15.88	$15.51	$14.63	$12.54		$14.52

Income (loss) from investment operations:
Net investment income	0.39	0.33	0.25	0.33		0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.29	0.46	1.06	2.10		(2.15)

Total from investment operations	1.68	0.79	1.31	2.43		(1.82)

Less distributions:
Dividends from net investment income	(0.49)	(0.42)	(0.43)	(0.34)		(0.16)
Distributions from net realized gains	(0.14)	—	—	—		—

Total dividends and distributions	(0.63)	(0.42)	(0.43)	(0.34)		(0.16)

Net asset value, end of year	$16.93	$15.88	$15.51	$14.63		$12.54

Total return	10.58%	5.06%	8.99%	19.40%		(12.52)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,103,418	$3,052,781	$3,160,074	$3,141,256		$2,908,058
Ratio of expenses to average net assets:
After waivers and reimbursements	0.10%	0.10%	0.10%	0.42%		0.65%
After waivers, reimbursements and fees paid indirectly	0.10%	0.10%	0.09%	0.37%		0.63%
Before waivers, reimbursements and fees paid indirectly	0.27%	0.27%	0.26%	0.49%		0.66%
Ratio of net investment income to average net assets:
After waivers and reimbursements	2.36%	2.11%	1.65%	2.42%		1.91%
After waivers, reimbursements and fees paid indirectly	2.36%	2.11%	1.66%	2.47%		1.93%
Before waivers, reimbursements and fees paid indirectly	2.20%	1.94%	1.49%	2.35%		1.90%
Portfolio turnover rate	19%	34%	— ‡%	324	%(h)	337%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.03	$0.02	$0.01		$— #

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004(c)	2003(c)		2002
Net asset value, beginning of year	$15.79	$15.43	$14.55	$12.47		$14.45

Income (loss) from investment operations:
Net investment income	0.37	0.27	0.21	0.30		0.26
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26	0.46	1.06	2.08		(2.10)

Total from investment operations	1.63	0.73	1.27	2.38		(1.84)

Less distributions:
Dividends from net investment income	(0.44)	(0.37)	(0.39)	(0.30)		(0.14)
Distributions from net realized gains	(0.14)	—	—	—		—

Total dividends and distributions	(0.58)	(0.37)	(0.39)	(0.30)		(0.14)

Net asset value, end of year	$16.84	$15.79	$15.43	$14.55		$12.47

Total return	10.34%	4.74%	8.75%	19.11%		(12.71)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,867,869	$3,518,020	$2,341,547	$1,261,402		$665,088
Ratio of expenses to average net assets:
After waivers and reimbursements	0.35%	0.35%	0.35%	0.67%		0.90%
After waivers, reimbursements and fees paid indirectly	0.35%	0.35%	0.34%	0.62%		0.88%
Before waivers, reimbursements and fees paid indirectly	0.52%	0.52%	0.51%	0.74%		0.91%
Ratio of net investment income to average net assets:
After waivers and reimbursements	2.26%	1.86%	1.40%	2.17%		1.66%
After waivers, reimbursements and fees paid indirectly	2.26%	1.86%	1.41%	2.22%		1.68%
Before waivers, reimbursements and fees paid indirectly	2.09%	1.69%	1.24%	2.10%		1.65%
Portfolio turnover rate	19%	34%	— ‡%	324	%(h)	337%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.03	$0.02	$0.01		$— #

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003
Net asset value, beginning of period	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.32	0.23	0.26	0.09
Net realized and unrealized gain on investments	1.52	0.62	1.07	1.17

Total from investment operations	1.84	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	(0.33)	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	(0.22)	(0.25)	— #	—

Total dividends and distributions	(0.55)	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$13.89	$12.60	$12.25	$11.17

Total return (b)	14.77%	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,459	$37,779	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.27%	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.38%	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	2.22%	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02

Class B	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003
Net asset value, beginning of period	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.26	0.20	0.23	0.08
Net realized and unrealized gain on investments	1.55	0.62	1.07	1.17

Total from investment operations	1.81	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	(0.30)	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	(0.22)	(0.25)	— #	—

Total dividends and distributions	(0.52)	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$13.89	$12.60	$12.25	$11.17

Total return (b)	14.48%	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,607,618	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.52%	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.95%	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	1.79%	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$12.96	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.24	0.19	0.11	0.15
Net realized and unrealized gain on investments	2.10	0.84	1.26	1.16

Total from investment operations	2.34	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	(0.30)	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	(0.59)	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$14.71	$12.96	$12.44	$11.26

Total return (b)	18.22%	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,217	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.28%	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.72%	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	1.54%	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.27

Class B	Year Ended December 31,			July 31, 2003* to December 31,
	2006 (c)	2005 (c)	2004(c)	2003(c)
Net asset value, beginning of period	$12.96	$12.43	$11.26	$10.00

Income from investment operations:
Net investment income	0.18	0.17	0.08	0.14
Net realized and unrealized gain on investments	2.13	0.84	1.25	1.16

Total from investment operations	2.31	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	(0.27)	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	(0.29)	(0.27)	(0.01)	—

Total dividends and distributions	(0.56)	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$14.71	$12.96	$12.43	$11.26

Total return (b)	17.92%	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,595,326	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.53%	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.30%	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	1.12%	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.02	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002
Net asset value, beginning of year	$27.36	$25.23	$22.45	$16.29	$22.83

Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	2.15	2.81	6.17	(6.53)

Total from investment operations	1.47	2.13	2.78	6.16	(6.54)

Less distributions:
Dividends from net investment income	(0.05)	—	—	—	— #

Net asset value, end of year	$28.78	$27.36	$25.23	$22.45	$16.29

Total return	5.38%	8.44%	12.38%	37.90%	(28.68)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,332,898	$2,122,576	$2,485,132	$2,141,844	$1,333,623
Ratio of expenses to average net assets:
After fees paid indirectly	0.78%	0.73%	0.68%	0.70%	0.66%
Before fees paid indirectly	0.80%	0.80%	0.80%	0.77%	0.71%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.20%	(0.07)%	(0.12)%	(0.09)%	(0.11)%
Before fees paid indirectly	0.18%	(0.14)%	(0.24)%	(0.16)%	(0.16)%
Portfolio turnover rate	90%	96%	111%	119%	112%

	Year Ended December 31,
Class B	2006 (c)	2005(c)	2004	2003	2002
Net asset value, beginning of year	$26.96	$24.91	$22.22	$16.16	$22.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.08)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.38	2.13	2.77	6.12	(6.49)

Total from investment operations	1.37	2.05	2.69	6.06	(6.56)

Less distributions:
Dividends from net investment income	—	—	—	—	— #

Net asset value, end of year	$28.33	$26.96	$24.91	$22.22	$16.16

Total return	5.08%	8.23%	12.11%	37.50%	(28.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$261,648	$267,802	$258,689	$225,426	$146,909
Ratio of expenses to average net assets:
After fees paid indirectly	1.03%	0.98%	0.93%	0.95%	0.91%
Before fees paid indirectly	1.05%	1.05%	1.05%	1.02%	0.96%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.05)%	(0.32)%	(0.37)%	(0.34)%	(0.36)%
Before fees paid indirectly	(0.07)%	(0.39)%	(0.49)%	(0.41)%	(0.41)%
Portfolio turnover rate	90%	96%	111%	119%	112%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.25	$10.43	$10.42	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.44	0.36	0.24	0.24	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	(0.16)	0.18	0.18	0.48

Total from investment operations	0.40	0.20	0.42	0.42	0.82

Less distributions:
Dividends from net investment income	(0.44)	(0.38)	(0.26)	(0.25)	(0.32)
Distributions from realized gains	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.44)	(0.38)	(0.41)	(0.37)	(0.45)

Net asset value, end of year	$10.21	$10.25	$10.43	$10.42	$10.37

Total return	3.96%	2.00%	4.13%	4.10%	8.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,911,399	$1,237,241	$944,330	$431,203	$4,614
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly	0.77%	0.78%	0.80%	0.86%	1.01%
Ratio of net investment income to average net assets:
After waivers	4.31%	3.51%	2.38%	2.23%	3.28%
After waivers and fees paid indirectly	4.31%	3.51%	2.38%	2.23%	3.28%
Before waivers and fees paid indirectly	4.24%	3.43%	2.28%	2.07%	2.97%
Portfolio turnover rate	366%	654%	767%	633%	536%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.02	$0.03

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.24	$10.42	$10.41	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.41	0.34	0.22	0.20	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.03)	(0.16)	0.18	0.19	0.49

Total from investment operations	0.38	0.18	0.40	0.39	0.80

Less distributions:
Dividends from net investment income	(0.42)	(0.36)	(0.24)	(0.23)	(0.30)
Distributions from realized gains	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.42)	(0.36)	(0.39)	(0.35)	(0.43)

Net asset value, end of year	$10.20	$10.24	$10.42	$10.41	$10.37

Total return	3.80%	1.74%	3.87%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$825,182	$806,356	$781,977	$666,007	$345,589
Ratio of expenses to average net assets:
After waivers	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly	1.02%	1.03%	1.05%	1.11%	1.26%
Ratio of net investment income to average net assets:
After waivers	4.04%	3.26%	2.13%	1.98%	3.03%
After waivers and fees paid indirectly	4.04%	3.26%	2.13%	1.98%	3.03%
Before waivers and fees paid indirectly	3.97%	3.18%	2.03%	1.82%	2.72%
Portfolio turnover rate	366%	654%	767%	633%	536%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003(c)	2002(c)
Net asset value, beginning of year	$10.98	$10.78	$10.22	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.05)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	0.81	1.28	2.35	(1.92)

Total from investment operations	0.56	0.76	1.23	2.29	(1.98)

Less distributions:
Distributions from net realized gains	(0.51)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of year	$11.03	$10.98	$10.78	$10.22	$8.02

Total return	5.39%	7.30%	12.32%	28.59%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,808	$15,347	$10,588	$6,376	$2,506
Ratio of expenses to average net assets:
After waivers and reimbursements	1.43%	1.48%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.38%	1.46%	1.56%	1.59%	1.57%
Before waivers, reimbursements and fees paid indirectly	1.43%	1.48%	1.60%	1.68%	2.34%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.34)%	(0.46)%	(0.59)%	(0.69)%	(0.73)%
After waivers, reimbursements and fees paid indirectly	(0.28)%	(0.44)%	(0.55)%	(0.68)%	(0.70)%
Before waivers, reimbursements and fees paid indirectly	(0.34)%	(0.46)%	(0.59)%	(0.77)%	(1.47)%
Portfolio turnover rate	145%	109%	127%	108%	91%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.06

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003(c)	2002(c)
Net asset value, beginning of year	$10.86	$10.70	$10.17	$8.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.59	0.79	1.27	2.33	(1.91)

Total from investment operations	0.53	0.72	1.20	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.51)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of year	$10.88	$10.86	$10.70	$10.17	$8.01

Total return	5.08%	6.98%	12.09%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$381,449	$334,012	$270,570	$167,416	$49,826
Ratio of expenses to average net assets:
After waivers and reimbursements	1.68%	1.73%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.63%	1.71%	1.81%	1.84%	1.82%
Before waivers, reimbursements and fees paid indirectly	1.68%	1.73%	1.85%	1.93%	2.59%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.59)%	(0.71)%	(0.84)%	(0.94)%	(0.98)%
After waivers, reimbursements and fees paid indirectly	(0.53)%	(0.69)%	(0.80)%	(0.93)%	(0.95)%
Before waivers, reimbursements and fees paid indirectly	(0.59)%	(0.71)%	(0.84)%	(1.02)%	(1.72)%
Portfolio turnover rate	145%	109%	127%	108%	91%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of year	$5.47	$5.75	$5.63	$4.82	$5.46

Income (loss) from investment operations:
Net investment income	0.42	0.41	0.42	0.42	0.48
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.14	(0.23)	0.09	0.69	(0.63)

Total from investment operations	0.56	0.18	0.51	1.11	(0.15)

Less distributions:
Dividends from net investment income	(0.42)	(0.46)	(0.39)	(0.30)	(0.49)

Net asset value, end of year	$5.61	$5.47	$5.75	$5.63	$4.82

Total return	10.21%	3.26%	9.02%	22.97%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$855,156	$770,374	$974,088	$784,005	$234,361
Ratio of expenses to average net assets	0.76%	0.76%	0.76%	0.75%	0.69%
Ratio of net investment income to average net assets	7.45%	7.08%	7.20%	7.67%	9.21%
Portfolio turnover rate	103%	116%	78%	66%	141%

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004(c)	2003(c)	2002(c)
Net asset value, beginning of year	$5.44	$5.71	$5.59	$4.79	$5.43

Income (loss) from investment operations:
Net investment income	0.41	0.39	0.40	0.40	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.13	(0.21)	0.09	0.68	(0.63)

Total from investment operations	0.54	0.18	0.49	1.08	(0.16)

Less distributions:
Dividends from net investment income	(0.40)	(0.45)	(0.37)	(0.28)	(0.48)

Net asset value, end of year	$5.58	$5.44	$5.71	$5.59	$4.79

Total return	9.93%	3.13%	8.75%	22.54%	(2.96)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,101,281	$1,043,950	$1,029,570	$823,114	$330,804
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	1.00%	0.94%
Ratio of net investment income to average net assets	7.20%	6.83%	6.95%	7.42%	8.96%
Portfolio turnover rate	103%	116%	78%	66%	141%
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$13.03	$12.14	$10.60	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.14	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	3.20	1.73	1.83	2.69	(2.10)

Total from investment operations	3.31	1.87	1.92	2.74	(2.07)

Less distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.12)	(0.07)	—
Distributions from realized gains	(0.65)	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.76)	(0.98)	(0.38)	(0.07)	—

Net asset value, end of year	$15.58	$13.03	$12.14	$10.60	$7.93

Total return	25.58%	15.74%	18.18%	34.64%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,356,428	$379,616	$238,906	$16,003	$2,180
Ratio of expenses to average net assets:
After waivers and reimbursements	1.28%	1.33%	1.55%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly	1.27%	1.29%	1.50%	1.48%	1.53%
Before waivers, reimbursements, and fees paid indirectly	1.28%	1.33%	1.55%	1.78%	2.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.77%	1.13%	0.73%	0.45%	0.35%
After waivers, reimbursements, and fees paid indirectly	0.78%	1.17%	0.78%	0.52%	0.37%
Before waivers, reimbursements, and fees paid indirectly	0.77%	1.13%	0.73%	0.22%	(0.82)%
Portfolio turnover rate	45%	67%	83%	72%	22%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$0.02	$0.10

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$13.01	$12.12	$10.58	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.11	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments, futures, and foreign currency transactions	3.17	1.72	1.82	2.69	(2.10)

Total from investment operations	3.27	1.83	1.89	2.72	(2.09)

Less distributions:
Dividends from net investment income	(0.07)	(0.17)	(0.09)	(0.05)	—
Distributions from realized gains	(0.65)	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.72)	(0.94)	(0.35)	(0.05)	—

Net asset value, end of year	$15.56	$13.01	$12.12	$10.58	$7.91

Total return	25.30%	15.47%	17.91%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$765,683	$449,400	$336,354	$166,915	$47,097
Ratio of expenses to average net assets:
After waivers and reimbursements	1.53%	1.58%	1.80%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly	1.52%	1.54%	1.75%	1.73%	1.78%
Before waivers, reimbursements, and fees paid indirectly	1.53%	1.58%	1.80%	2.03%	2.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.67%	0.88%	0.48%	0.20%	0.10%
After waivers, reimbursements, and fees paid indirectly	0.68%	0.92%	0.53%	0.27%	0.12%
Before waivers, reimbursements, and fees paid indirectly	0.67%	0.88%	0.48%	(0.03)%	(1.07)%
Portfolio turnover rate	45%	67%	83%	72%	22%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$0.02	$0.10

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.79	$10.37	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.08	0.06	0.08	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.40	0.67	0.90	2.17	(2.28)

Total from investment operations	1.48	0.73	0.98	2.20	(2.23)

Less distributions:
Dividends from net investment income	(0.07)	(0.03)	(0.13)	(0.04)	(0.04)
Distributions from realized gains	(0.24)	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.31)	(0.31)	(0.50)	(0.04)	(0.04)

Net asset value, end of year	$11.96	$10.79	$10.37	$9.89	$7.73

Total return	13.84%	7.07%	9.92%	28.41%	(22.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$598,068	$309,162	$6,932	$5,049	$2,305
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.08%	1.08%	1.07%	1.07%	1.04%
Before waivers, reimbursements and fees paid indirectly	1.10%	1.15%	1.22%	1.42%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.73%	0.52%	0.79%	0.42%	0.49%
After waivers, reimbursements and fees paid indirectly	0.75%	0.54%	0.82%	0.45%	0.55%
Before waivers, reimbursements and fees paid indirectly	0.72%	0.47%	0.67%	0.10%	(0.43)%
Portfolio turnover rate	49%	39%	52%	45%	39%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.03	$0.08

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.79	$10.38	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.39	0.66	0.91	2.16	(2.27)

Total from investment operations	1.45	0.69	0.96	2.17	(2.25)

Less distributions:
Dividends from net investment income	(0.04)	— #	(0.10)	(0.01)	(0.02)
Distributions from realized gains	(0.24)	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.28)	(0.28)	(0.47)	(0.01)	(0.02)

Net asset value, end of year	$11.96	$10.79	$10.38	$9.89	$7.73

Total return	13.56%	6.70%	9.75%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$208,296	$185,408	$173,875	$136,178	$48,689
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.33%	1.33%	1.32%	1.32%	1.29%
Before waivers, reimbursements and fees paid indirectly	1.35%	1.40%	1.47%	1.67%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.47%	0.27%	0.54%	0.17%	0.24%
After waivers, reimbursements and fees paid indirectly	0.49%	0.29%	0.57%	0.20%	0.30%
Before waivers, reimbursements and fees paid indirectly	0.47%	0.22%	0.42%	(0.15)%	(0.68)%
Portfolio turnover rate	49%	39%	52%	45%	39%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.03	$0.08

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.40	$9.66	$9.03	$6.90	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.05)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	0.08	0.79	0.64	2.14	(3.09)

Total from investment operations	0.05	0.74	0.63	2.13	(3.10)

Less distributions:
Distributions from realized gains	(0.49)	—	—	—	—

Net asset value, end of year	$9.96	$10.40	$9.66	$9.03	$6.90

Total return	0.44%	7.66%	6.98%	30.87%	(31.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$21,104	$17,780	$12,166	$8,168	$2,637
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.08%	1.08%	1.05%	1.07%	0.96%
Before waivers, reimbursements and fees paid indirectly	1.12%	1.13%	1.16%	1.33%	1.84%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.27)%	(0.49)%	(0.23)%	(0.32)%	(0.31)%
After waivers, reimbursements and fees paid indirectly	(0.25)%	(0.47)%	(0.18)%	(0.29)%	(0.17)%
Before waivers, reimbursements and fees paid indirectly	(0.28)%	(0.52)%	(0.29)%	(0.55)%	(1.05)%
Portfolio turnover rate	48%	42%	53%	30%	19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$— #	$0.01	$0.01	$0.06

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.30	$9.58	$8.99	$6.88	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.07)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.07	0.79	0.63	2.14	(3.09)

Total from investment operations	0.02	0.72	0.59	2.11	(3.12)

Less distributions:
Distributions from realized gains	(0.49)	—	—	—	—

Net asset value, end of year	$9.83	$10.30	$9.58	$8.99	$6.88

Total return	0.15%	7.52%	6.56%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$372,653	$362,850	$343,638	$253,326	$76,577
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.33%	1.33%	1.30%	1.32%	1.21%
Before waivers, reimbursements and fees paid indirectly	1.37%	1.38%	1.41%	1.58%	2.09%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.52)%	(0.74)%	(0.48)%	(0.57)%	(0.56)%
After waivers, reimbursements and fees paid indirectly	(0.50)%	(0.72)%	(0.43)%	(0.54)%	(0.42)%
Before waivers, reimbursements and fees paid indirectly	(0.53)%	(0.77)%	(0.54)%	(0.80)%	(1.30)%
Portfolio turnover rate	48%	42%	53%	30%	19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$— #	$0.01	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$11.19		$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.13	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.05		0.68	1.36	2.43	(2.05)

Total from investment operations	2.19		0.81	1.49	2.50	(1.96)

Less distributions:
Dividends from net investment income	(0.12)		(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.43)		(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.55)		(0.61)	(0.78)	(0.20)	(0.06)

Net asset value, end of year	$12.83		$11.19	$10.99	$10.28	$7.98

Total return	19.62%		7.37%	14.71%	31.44%	(19.63)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$914,471		$309,385	$9,758	$5,999	$2,345
Ratio of expenses to average net assets:
After waivers and reimbursements	1.10%		1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly	1.06%		1.04%	0.96%	1.03%	0.92%
Before waivers, reimbursements and fees paid indirectly	1.10%		1.12%	1.15%	1.33%	1.77%
Ratio of net investment income to average net assets:
After waivers and reimbursements	1.12%		1.03%	1.35%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly	1.16%		1.09%	1.49%	0.99%	1.08%
Before waivers, reimbursements and fees paid indirectly	1.12%		1.01%	1.30%	0.69%	0.23%
Portfolio turnover rate	63%		76%	99%	135%	129%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$— #	$0.01	$0.02	$0.06

	Year Ended December 31,
Class B	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$11.19		$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.09	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.05		0.69	1.34	2.43	(2.05)

Total from investment operations	2.16		0.78	1.46	2.48	(1.98)

Less distributions:
Dividends from net investment income	(0.09)		(0.06)	(0.11)	(0.05)	(0.04)
Distributions from realized gains	(0.43)		(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.52)		(0.58)	(0.75)	(0.18)	(0.04)

Net asset value, end of year	$12.83		$11.19	$10.99	$10.28	$7.98

Total return	19.32%		7.10%	14.42%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$702,312		$526,727	$406,626	$256,460	$86,036
Ratio of expenses to average net assets:
After waivers and reimbursements	1.35%		1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.31	%(m)	1.29%	1.21%	1.28%	1.17%
Before waivers, reimbursements and fees paid indirectly	1.35%		1.37%	1.40%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.85%		0.78%	1.10%	0.67%	0.65%
After waivers, reimbursements and fees paid indirectly	0.89%		0.84%	1.24%	0.74%	0.83%
Before waivers, reimbursements and fees paid indirectly	0.85%		0.76%	1.05%	0.44%	(0.02)%
Portfolio turnover rate	63%		76%	99%	135%	129%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$— #	$0.01	$0.02	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.12	$9.63	$8.75	$6.30	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.08)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.96	0.89	1.10	2.58	(3.64)

Total from investment operations	0.89	0.81	1.04	2.56	(3.70)

Less distributions:
Distributions from net realized gains	(0.97)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of year	$9.04	$9.12	$9.63	$8.75	$6.30

Total return	9.83%	8.66%	12.04%	40.60%	(37.00)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$230,585	$223,527	$395,739	$242,059	$2,571
Ratio of expenses to average net assets:
After waivers and reimbursements	1.30%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.26%	1.30%	1.25%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly	1.30%	1.35%	1.35%	1.45%	2.06%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.78)%	(0.89)%	(1.00)%	(0.96)%	(0.99)%
After waivers, reimbursements and fees paid indirectly	(0.74)%	(0.84)%	(0.90)%	(0.82)%	(0.90)%
Before waivers, reimbursements and fees paid indirectly	(0.78)%	(0.89)%	(1.00)%	(1.06)%	(1.70)%
Portfolio turnover rate	77%	87%	76%	119%	196%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.05

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.01	$9.55	$8.70	$6.28	$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)	(0.10)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.95	0.88	1.10	2.58	(3.64)

Total from investment operations	0.86	0.78	1.01	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(0.97)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of year	$8.90	$9.01	$9.55	$8.70	$6.28

Total return	9.62%	8.41%	11.76%	40.25%	37.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$543,139	$498,431	$468,973	$334,622	$85,237
Ratio of expenses to average net assets:
After waivers and reimbursements	1.55%	1.60%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.51%	1.55%	1.50%	1.46%	1.51%
Before waivers, reimbursements and fees paid indirectly	1.55%	1.60%	1.60%	1.70%	2.31%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(1.03)%	(1.14)%	(1.25)%	(1.21)%	(1.24)%
After waivers, reimbursements and fees paid indirectly	(0.99)%	(1.09)%	(1.15)%	(1.07)%	(1.15)%
Before waivers, reimbursements and fees paid indirectly	(1.03)%	(1.14)%	(1.25)%	(1.31)%	(1.95)%
Portfolio turnover rate	77%	87%	76%	119%	196%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.74		$11.48	$10.50	$7.49	$10.00

Income (loss) from investment operations:
Net investment income	0.03		0.01	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.41		0.83	1.60	3.06	(2.52)

Total from investment operations	1.44		0.84	1.61	3.07	(2.51)

Less distributions:
Dividends from net investment income	(0.02)		—	—	—	—
Distributions from realized gains	(1.13)		(2.58)	(0.63)	(0.06)	—

Total dividends and distributions	(1.15)		(2.58)	(0.63)	(0.06)	—

Net asset value, end of year	$10.03		$9.74	$11.48	$10.50	$7.49

Total return	15.08%		7.61%	15.47%	40.94%	(25.10)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$387,990		$319,455	$842,150	$546,951	$2,981
Ratio of expenses to average net assets:
After waivers and reimbursements	1.31%		1.29%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly	1.30%		1.24%	1.29%	1.27%	1.21%
Before waivers, reimbursements and fees paid indirectly	1.31%		1.29%	1.35%	1.41%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.24%		0.04%	0.02%	0.01%	0.03%
After waivers, reimbursements and fees paid indirectly	0.25%		0.09%	0.08%	0.09%	0.17%
Before waivers, reimbursements and fees paid indirectly	0.24%		0.04%	0.02%	(0.05)%	(0.55)%
Portfolio turnover rate	67%		58%	61%	63%	88%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$0.01	$0.05

	Year Ended December 31,
Class B	2006 (c)		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$9.61		$11.39	$10.45	$7.47	$10.00

Income (loss) from investment operations:
Net investment loss	—	#	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.39		0.82	1.59	3.05	(2.52)

Total from investment operations	1.39		0.80	1.57	3.04	(2.53)

Less distributions:
Distributions from realized gains	(1.13)		(2.58)	(0.63)	(0.06)	—

Net asset value, end of year	$9.87		$9.61	$11.39	$10.45	$7.47

Total return	14.75%		7.29%	15.16%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$599,824		$510,799	$498,370	$321,345	$93,565
Ratio of expenses to average net assets:
After waivers and reimbursements	1.56	%(m)	1.54%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.55%		1.49%	1.54%	1.52%	1.46%
Before waivers, reimbursements and fees paid indirectly	1.56	%(m)	1.54%	1.60%	1.66%	2.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.02)%		(0.21)%	(0.23)%	(0.24)%	(0.22)%
After waivers, reimbursements and fees paid indirectly	(0.01)%		(0.16)%	(0.17)%	(0.16)%	(0.08)%
Before waivers, reimbursements and fees paid indirectly	(0.02)%		(0.21)%	(0.23)%	(0.30)%	(0.80)%
Portfolio turnover rate	67%		58%	61%	63%	88%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—		$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended December 31,
Class A	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.34	$9.26	$8.87	$5.76	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.08)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.85	1.16	0.50	3.38	(4.16)

Total from investment operations	0.78	1.08	0.45	3.33	(4.24)

Less distributions:
Distributions from realized gains	—	—	(0.06)	(0.22)	—

Net asset value, end of year	$11.12	$10.34	$9.26	$8.87	$5.76

Total return	7.54%	11.54%	5.25%	58.24%	(42.50)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,469	$27,263	$25,939	$9,303	$1,597
Ratio of expenses to average net assets:
After waivers and reimbursements	1.43%	1.42%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly	1.39%	1.36%	1.50%	1.45%	1.48%
Before waivers, reimbursements and fees paid indirectly	1.43%	1.42%	1.60%	2.03%	3.52%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.72)%	(0.91)%	(0.80)%	(1.35)%	(1.29)%
After waivers, reimbursements and fees paid indirectly	(0.69)%	(0.85)%	(0.70)%	(1.20)%	(1.17)%
Before waivers, reimbursements and fees paid indirectly	(0.72)%	(0.91)%	(0.80)%	(1.78)%	(3.21)%
Portfolio turnover rate	163%	148%	160%	169%	154%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.02	$0.13

	Year Ended December 31,
Class B	2006 (c)	2005 (c)	2004	2003	2002(c)
Net asset value, beginning of year	$10.23	$9.19	$8.82	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.10)	(0.10)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.85	1.14	0.49	3.36	(4.17)

Total from investment operations	0.75	1.04	0.43	3.30	(4.26)

Less distributions:
Distributions from realized gains	—	—	(0.06)	(0.22)	—

Net asset value, end of year	$10.98	$10.23	$9.19	$8.82	$5.74

Total return	7.33%	11.20%	5.05%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$516,556	$507,474	$486,608	$113,251	$21,937
Ratio of expenses to average net assets:
After waivers and reimbursements	1.68%	1.67%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly	1.64%	1.61%	1.75%	1.70%	1.73%
Before waivers, reimbursements and fees paid indirectly	1.68%	1.67%	1.85%	2.28%	3.77%
Ratio of net investment loss to average net assets:
After waivers and reimbursements	(0.97)%	(1.16)%	(1.05)%	(1.60)%	(1.54)%
After waivers, reimbursements and fees paid indirectly	(0.94)%	(1.10)%	(0.95)%	(1.45)%	(1.42)%
Before waivers, reimbursements and fees paid indirectly	(0.97)%	(1.16)%	(1.05)%	(2.03)%	(3.46)%
Portfolio turnover rate	163%	148%	160%	169%	154%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$—	$—	$—	$0.02	$0.13

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.23
Net realized and unrealized gain on investments	0.56

Total from investment operations	0.79

Less distributions:
Dividends from net investment income	(0.25)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.25)

Net asset value, end of period	$10.54

Total return (b)	7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%
Before waivers and reimbursements (a)	7.98	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	6.68	%(l)
Before waivers and reimbursements (a)	(1.66	)%(l)
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.29

Class B	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.39
Net realized and unrealized gain on investments	0.39

Total from investment operations	0.78

Less distributions:
Dividends from net investment income	(0.24)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.24)

Net asset value, end of period	$10.54

Total return (b)	7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%
Before waivers and reimbursements (a)	8.23	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	11.01	%(l)
Before waivers and reimbursements (a)	3.72	%(l)
Portfolio turnover rate	3%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.26

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain on investments	0.68

Total from investment operations	0.87

Less distributions:
Dividends from net investment income	(0.22)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.22)

Net asset value, end of period	$10.65

Total return (b)	8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%
Before waivers and reimbursements (a)	7.39	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	5.55	%(l)
Before waivers and reimbursements (a)	(2.33	)%(l)
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.27

Class B	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.31
Net realized and unrealized gain on investments	0.55

Total from investment operations	0.86

Less distributions:
Dividends from net investment income	(0.21)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.21)

Net asset value, end of period	$10.65

Total return (b)	8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%
Before waivers and reimbursements (a)	7.64	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	8.86	%(l)
Before waivers and reimbursements (a)	2.18	%(l)
Portfolio turnover rate	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.24

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain on investments	0.78

Total from investment operations	0.94

Less distributions:
Dividends from net investment income	(0.18)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.18)

Net asset value, end of period	$10.76

Total return (b)	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%
Before waivers and reimbursements (a)	9.66	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	4.50	%(l)
Before waivers and reimbursements (a)	(4.99	)%(l)
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.33

Class B	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain on investments	0.74

Total from investment operations	0.93

Less distributions:
Dividends from net investment income	(0.17)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.17)

Net asset value, end of period	$10.76

Total return (b)	9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%
Before waivers and reimbursements (a)	9.91	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	5.42	%(l)
Before waivers and reimbursements (a)	(3.77	)%(l)
Portfolio turnover rate	4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.32

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain on investments	0.89

Total from investment operations	1.01

Less distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.15)

Net asset value, end of period	$10.86

Total return (b)	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%
Before waivers and reimbursements (a)	10.59	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	3.47	%(l)
Before waivers and reimbursements (a)	(6.92	)%(l)
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.36

Class B	August 31, 2006* to December 31, 2006 (c)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gain on investments	0.82

Total from investment operations	1.00

Less distributions:
Dividends from net investment income	(0.14)
Distributions from net realized gains	—	#

Total dividends and distributions	(0.14)

Net asset value, end of period	$10.86

Total return (b)	10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.60%
Before waivers and reimbursements (a)	10.84	%(m)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	5.06	%(l)
Before waivers and reimbursements (a)	(5.07	)%(l)
Portfolio turnover rate	7%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.36

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of operations.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(h)	Reflects purchases and sales from change in investment strategy.
(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Reflects overall fund ratios for investment income and non-class specific expense.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (formerly the AXA Target Allocation 2015 Portfolio, AXA Target Allocation 2025 Portfolio, AXA Target Allocation 2035 Portfolio and AXA Target Allocation 2045 Portfolio). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”). On August 31, 2006, AXA Equitable contributed $500,000 per class in seed capital to each of the Target Allocation Portfolios.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Company of America (“MONY America”), as well as insurance companies that are not affiliated with AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Financial Management, Inc. (formerly, BlackRock Advisors, Inc.) and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) —High total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by AllianceBernstein, RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2006 and December 31, 2005, were as follows:

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$12,155,165	$3,007,958	$76,320	$2,949,477	$6,124,559	$1,292,730	$191,452	$1,031,815
AXA Conservative-Plus Allocation	23,932,435	10,520,989	16,455	11,553,038	12,547,541	4,833,112	20,741	4,302,446
AXA Moderate Allocation	209,595,866	63,678,763	—	116,750,510	159,132,360	—	—	—
AXA Moderate-Plus Allocation	149,622,454	72,286,531	—	153,937,136	60,019,050	41,025,375	66,413	48,372,326
AXA Aggressive Allocation	33,235,844	20,875,656	—	46,796,225	13,856,983	7,104,538	—	10,392,297
AXA Premier VIP Aggressive Equity	4,141,455	—	—	—	—	—	—	—
AXA Premier VIP Core Bond	101,560,686	—	473,929	—	70,669,916	—	108,819	—
AXA Premier VIP Health Care	3,969,662	14,070,779	2,467,161	2,944,577	7,924,937	8,663,562	2,661,164	3,759,160
AXA Premier VIP High Yield	132,414,346	—	374,241	—	139,923,087	—	—	—
AXA Premier VIP International Equity	39,348,707	55,089,392	8,287,249	16,695,808	30,244,186	27,973,282	5,345,870	763,233
AXA Premier VIP Large Cap Core Equity	5,791,436	14,138,188	3,345,257	10,206,029	2,043,421	9,729,840	1,048,082	1,427,011
AXA Premier VIP Large Cap Growth	—	18,677,022	—	2,840,491	—	—	—	—
AXA Premier VIP Large Cap Value	41,096,678	22,757,958	6,670,591	9,149,048	20,662,192	16,696,964	2,505,250	663,668
AXA Premier VIP Mid Cap Growth	3,770,863	72,553,535	—	10,553,731	2,143,337	93,780,249	3,770,862	6,048,865

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

	Year Ended December 31, 2006				Year Ended December 31, 2005
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Premier VIP Mid Cap Value	$16,167,835$	85,244,158	$1,654,344	$11,531,340	$60,768,982	$132,768,080	$3,296,561	$17,708,408
AXA Premier VIP Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	56,527	—	617	37,850	—	—	—	—
Target 2025 Allocation	51,088	—	907	46,858	—	—	—	—
Target 2035 Allocation	26,415	—	3,119	32,462	—	—	—	—
Target 2045 Allocation	21,553	—	3,605	36,104	—	—	—	—

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2006 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$645,442	$(645,442)	$—
AXA Conservative-Plus Allocation	3,346,361	(3,346,361)	—
AXA Moderate Allocation	44,916,844	(44,916,844)	—
AXA Moderate-Plus Allocation	46,217,884	(46,217,884)	—
AXA Aggressive Allocation	14,901,548	(14,901,548)	—
AXA Premier VIP Aggressive Equity	4,086	(1,007)	(3,079)
AXA Premier VIP Core Bond	4,000,438	(4,000,438)	—
AXA Premier VIP Health Care	1,998,314	(1,998,314)	—
AXA Premier VIP High Yield	(982,520)	982,520	—
AXA Premier VIP International Equity	56,218	(56,218)	—
AXA Premier VIP Large Cap Core Equity	22,620	(22,620)	—
AXA Premier VIP Large Cap Growth	1,869,754	—	(1,869,754)
AXA Premier VIP Large Cap Value	(180)	180	—
AXA Premier VIP Mid Cap Growth	6,881,167	(6,615,048)	(266,119)
AXA Premier VIP Mid Cap Value	(21,532)	(96,417)	117,949
AXA Premier VIP Technology	5,119,891	182,583	(5,302,474)
Target 2015 Allocation	4,869	(4,381)	(488)
Target 2025 Allocation	5,161	(4,603)	(558)
Target 2035 Allocation	3,753	(3,337)	(416)
Target 2045 Allocation	4,108	(3,771)	(337)

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the period from November 1, 2006 to December 31, 2006, the Portfolios elected to defer until the first business day of 2007 for U.S. Federal income tax purposes, net capital and net currency losses, as follows:

Portfolios:	Net Currency Loss	Net Capital Loss
AXA Conservative Allocation	$—	$—
AXA Conservative-Plus Allocation	—	—
AXA Moderate Allocation	—	—
AXA Moderate-Plus Allocation	—	—
AXA Aggressive Allocation	—	—
AXA Premier VIP Aggressive Equity	—	—
AXA Premier VIP Core Bond	49,305	569,717
AXA Premier VIP Health Care	18,182	—
AXA Premier VIP High Yield	2,155,698	—
AXA Premier VIP International Equity	152,818	—
AXA Premier VIP Large Cap Core Equity	1,683	—
AXA Premier VIP Large Cap Growth	—	—
AXA Premier VIP Large Cap Value	3,902	—
AXA Premier VIP Mid Cap Growth	—	—
AXA Premier VIP Mid Cap Value	17,867	—
AXA Premier VIP Technology	2,358	—
Target 2015 Allocation	—	—
Target 2025 Allocation	—	—
Target 2035 Allocation	—	—
Target 2045 Allocation	—	—

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2006, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
AXA Premier VIP Aggressive Equity	$514,239
AXA Premier VIP Health Care	213,608
AXA Premier VIP International Equity	133,355
AXA Premier VIP Large Cap Core Equity	122,469
AXA Premier VIP Large Cap Growth	58,266
AXA Premier VIP Large Cap Value	536,460
AXA Premier VIP Mid Cap Growth	308,680
AXA Premier VIP Mid Cap Value	99,806
AXA Premier VIP Technology	189,432

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At December 31, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration,

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at December 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2006, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Premier VIP Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
AXA Premier VIP Health Care	1.200	1.150	1.125	1.100	1.075
AXA Premier VIP International Equity	1.050	1.000	0.975	0.950	0.925
AXA Premier VIP Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Growth	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Value	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Mid Cap Value	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in

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NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

Note 6 Expense Limitation

Pursuant to a contract, AXA Equitable has agreed to make payments or waive its fees to limit the expenses of certain Portfolios through April 30, 2008 (“Expense Reimbursement Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

(excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
AXA Premier VIP Core Bond	0.70%
AXA Premier VIP Health Care	1.60%
AXA Premier VIP International Equity	1.55%
AXA Premier VIP Large Cap Core Equity	1.10%
AXA Premier VIP Large Cap Growth	1.10%
AXA Premier VIP Large Cap Value	1.10%
AXA Premier VIP Mid Cap Growth	1.35%
AXA Premier VIP Mid Cap Value	1.35%
AXA Premier VIP Technology	1.60%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

During the year ended December 31, 2006, the Manager received $319,706 in recoupment for all of the Portfolios within the Trust. These recoupments in excess of waivers during the year are presented as Recoupment Fees in the Statement of Operations. At December 31, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
Portfolios:	2007	2008	2009
AXA Conservative Allocation	$209,274	$390,859	$618,709	$1,218,842
AXA Conservative-Plus Allocation	290,018	661,740	1,196,229	2,147,987
AXA Moderate Allocation	7,543,344	9,769,040	11,899,559	29,211,943
AXA Moderate-Plus Allocation	801,029	3,142,219	7,678,378	11,621,626
AXA Aggressive Allocation	309,575	756,958	1,843,837	2,910,370
AXA Premier VIP Core Bond	1,360,744	1,549,648	1,606,496	4,516,888
AXA Premier VIP Large Cap Core Equity	194,463	136,218	39,438	370,119
AXA Premier VIP Large Cap Growth	184,899	93,920	63,008	341,827
AXA Premier VIP Large Cap Value	145,703	72,205	—	217,908
Target 2015 Allocation	—	—	40,611	40,611
Target 2025 Allocation	—	—	40,627	40,627
Target 2035 Allocation	—	—	40,740	40,740
Target 2045 Allocation	—	—	40,673	40,673

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

percentage of average net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.60% to 0.85%
AXA Moderate Allocation	0.65% to 0.90%
AXA Moderate-Plus Allocation	0.75% to 1.00%
AXA Aggressive Allocation	0.80% to 1.05%
Target 2015 Allocation	0.45% to 0.70%
Target 2025 Allocation	0.45% to 0.70%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.60% to 0.85%	0.85% to 1.10%
AXA Conservative-Plus Allocation	0.70% to 0.95%	0.95% to 1.20%
AXA Moderate Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate-Plus Allocation	0.85% to 1.10%	1.10% to 1.35%
AXA Aggressive Allocation	0.90% to 1.15%	1.15% to 1.40%
Target 2015 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2025 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2035 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2045 Allocation	0.80% to 1.05%	1.05% to 1.30%
Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.82% to 1.07%	1.07% to 1.32%
AXA Conservative-Plus Allocation	0.88% to 1.13%	1.13% to 1.38%
AXA Moderate Allocation	0.92% to 1.17%	1.17% to 1.42%
AXA Moderate-Plus Allocation	1.02% to 1.27%	1.27% to 1.52%
AXA Aggressive Allocation	1.08% to 1.33%	1.33% to 1.58%
Target 2015 Allocation	8.43% to 8.68%	8.68% to 8.93%
Target 2025 Allocation	7.84% to 8.09%	8.09% to 8.34%
Target 2035 Allocation	10.11% to 10.36%	10.36% to 10.61%
Target 2045 Allocation	11.04% to 11.29%	11.29% to 11.54%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2006, the total amount deferred by the Trustees participating in the Plan was $390,380.

Note 8 Percentage of Ownership

At December 31, 2006, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	—	#%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.10
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.10
AXA Premier VIP Aggressive Equity	0.10
AXA Premier VIP Core Bond	—	#
AXA Premier VIP Health Care	0.40
AXA Premier VIP High Yield	—	#
AXA Premier VIP International Equity	—	#
AXA Premier VIP Large Cap Core Equity	0.20
AXA Premier VIP Large Cap Growth	0.30
AXA Premier VIP Large Cap Value	0.10
AXA Premier VIP Mid Cap Growth	—	#
AXA Premier VIP Mid Cap Value.	—	#
AXA Premier VIP Technology	0.20
Target 2015 Allocation	42.10
Target 2025 Allocation	40.30
Target 2035 Allocation	61.60
Target 2045 Allocation	68.70

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that each AXA Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of December 31, 2006:

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Aggressive Equity	0.25%	0.68%	11.58%	14.60%	4.72%
AXA Premier VIP Core Bond	1.95	3.54	33.51	24.35	2.64
AXA Premier VIP High Yield	0.96	1.79	19.77	—	—
AXA Premier VIP International Equity	0.43	2.37	24.41	26.74	7.69

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Large Cap Core Equity	0.34%		1.47%		21.99%		34.59%	10.14%
AXA Premier VIP Large Cap Value	0.57		1.99		18.09		25.80	8.02
AXA Premier VIP Mid Cap Growth	—		0.26		19.93		5.21	1.00
AXA Premier VIP Mid Cap Value	0.48		1.08		22.61		9.63	2.07
EQ/AllianceBernstein Large Cap Growth	—		—		8.92		2.41	0.95
EQ/AllianceBernstein Quality Bond	0.42		1.07		49.43		11.08	1.15
EQ/AllianceBernstein Value	0.46		1.82		10.42		13.99	4.55
EQ/Capital Guardian International	0.17		0.91		11.82		12.67	2.13
EQ/Evergreen International Bond	4.24		8.18		61.29		—	—
EQ/Franklin Small Cap Value	—		0.25		0.48		1.51	0.48
EQ/Long Term Bond	4.81		7.63		29.90		33.36	—
EQ/Marsico Focus	0.29		1.39		12.67		16.43	5.57
EQ/Mercury Basic Value Equity	0.29		1.25		22.85		21.34	5.93
EQ/Mercury International Value	0.11		0.60		7.80		13.36	5.85
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/Short Duration Bond	6.99		11.42		43.74		30.07	—
EQ/Small Cap Value	—		0.73		11.18		12.12	4.48
EQ/Small Company Index	—		1.29		5.86		17.20	6.63
EQ/Van Kampen Emerging Markets Equity	—		—		9.07		11.09	3.06

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that the EQ/Enterprise Moderate Allocation Portfolio, as an affiliate of the Trust, has in each respective Underlying Portfolio’s net assets as of December 31, 2006:

Portfolios:	EQ/ Enterprise Moderate Allocation
AXA Premier VIP Aggressive Equity	0.58%
AXA Premier VIP Core Bond	2.91
AXA Premier VIP High Yield	1.04
AXA Premier VIP Large Cap Core Equity	4.27
AXA Premier VIP Large Cap Value	0.60
AXA Premier VIP Mid Cap Growth	0.45
AXA Premier VIP Mid Cap Value	0.88

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

December 31, 2006

The following table represents the percentage of ownership that each Target Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of December 31, 2006:

Portfolios:	Target 2015 Allocation		Target 2025 Allocation		Target 2035 Allocation		Target 2045 Allocation
AXA Premier VIP Aggressive Equity	0.01%		0.01%		0.01%		0.01%
AXA Premier VIP High Yield	0.01		—	#	—	#	—
AXA Premier VIP Large Cap Value	0.01		0.01		—	#	—	#
AXA Premier VIP Mid Cap Growth	—	#	—	#	—	#	—	#
AXA Premier VIP Mid Cap Value	—	#	—	#	—	#	—	#
EQ/Bond Index	1.44		1.03		0.29		—
EQ/Equity 500 Index	0.02		0.02		0.02		0.02
EQ/International ETF	8.11		9.99		7.59		7.58
EQ/Small Company Index	0.02		0.02		0.02		0.02
EQ/Van Kampen Emerging Markets Equity	0.01		0.01		—	#	—	#

#	Percentage of ownership is less than 0.005%.

Note 9 New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Portfolio, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Portfolio’s 2007 semi-annual report. Management continues to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

Note 10 Subsequent Events

The following Administration fee structure is effective January 1, 2007, for all of the Portfolios, except the Allocation Portfolios and the Target Allocation Portfolios:

0.150 of 1% of total Trust assets up to and including $15 billion;

0.140 of 1% of total Trust assets in excess of $15 billion and up to and including $30 billion;

0.125 of 1% of total Trust assets in excess of $30 billion.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

December 31, 2006

At a meeting held on December 7, 2006, the Board of Trustees approved the following:

1) Name changes effective on or about May 25, 2007 as follows:

Current Name	Proposed Name
AXA Premier VIP Aggressive Equity	Multimanager Aggressive Equity
AXA Premier VIP Core Bond	Multimanager Core Bond
AXA Premier VIP Health Care	Multimanager Health Care
AXA Premier VIP High Yield	Multimanager High Yield
AXA Premier VIP International Equity	Multimanager International Equity
AXA Premier VIP Large Cap Core Equity	Multimanager Large Cap Core Equity
AXA Premier VIP Large Cap Growth	Multimanager Large Cap Growth
AXA Premier VIP Large Cap Value	Multimanager Large Cap Value
AXA Premier VIP Mid Cap Growth	Multimanager Mid Cap Growth
AXA Premier VIP Mid Cap Value	Multimanager Mid Cap Value
AXA Premier VIP Technology	Multimanager Technology

2) On November 30, 2006 and December 7, 2006, the Boards of Trustees of EQ Advisors Trust (“EQ Trust”) and the Trust, respectively, approved (1) an Agreement and Plan of Reorganization, relating to the reorganization of the EQ/Small Company Growth Portfolio and the EQ/Wells Fargo Montgomery Small Cap Portfolio of EQ Trust into the Multimanager Small Cap Growth Portfolio of the Trust, and (2) an Agreement and Plan of Reorganization relating to the reorganization of the EQ/Small Cap Value Portfolio of the EQ Trust into the Multimanager Small Cap Value Portfolio of the Trust. The Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio (each, a “Multimanager Portfolio”) are new portfolios of the Trust. Each of the reorganizations requires the approval of the shareholders of the applicable EQ Trust Portfolio. Pending shareholder approval, it is anticipated that the reorganization of the EQ/Small Company Growth Portfolio and EQ/Small Cap Value Portfolio into the corresponding Multimanager Portfolio will occur on or about May 25, 2007. The reorganization of the EQ/Wells Fargo Montgomery Small Cap Portfolio into the corresponding Multimanager Portfolio will occur on or about July 6, 2007.

3) An Investment Advisory Agreement between AXA Equitable and T. Rowe Price Associates, Inc. (“T. Rowe”) for the purpose of appointing T. Rowe as a new sub-adviser to an allocated portion of the AXA Premier VIP Large Cap Growth Portfolio. T. Rowe replaced AllianceBernstein L.P. as sub-adviser, effective January 12, 2007.

4) An Investment Advisory Agreement between AXA Equitable and ClearBridge Advisors, LLC (“ClearBridge”) for the purpose of appointing ClearBridge as a new sub-adviser to an allocated portion of the AXA Premier VIP Aggressive Equity Portfolio. ClearBridge replaced MFS Investment Management as sub-adviser, effective January 12, 2007.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the 20 portfolios constituting the AXA Premier VIP Trust (the “Trust”) at December 31, 2006, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 15, 2007

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2006 (UNAUDITED)

During the six-month period ended December 31, 2006, the Board of Trustees, including the Independent Trustees, unanimously approved or renewed, as applicable, the Investment Management Agreement with AXA Equitable (“Manager”) (the “Management Agreement”) and the Investment Advisory Agreement (each, an “Advisory Agreement” and together with the Management Agreement, the “Agreements”) with each investment sub-adviser (“Adviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolios	Agreements Approved or Renewed by the Trust’s Board of Trustees with respect to the Portfolio(s)
AXA Aggressive Allocation Portfolio	Management Agreement with AXA Equitable
AXA Conservative Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio
AXA Moderate Allocation Portfolio
AXA Moderate-Plus Allocation Portfolio

AXA Premier VIP Aggressive Equity Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with ClearBridge Advisors, LLC*
Advisory Agreement with Legg Mason Capital
Management, Inc.
Advisory Agreement with Marsico Capital
Management, LLC
Advisory Agreement with MFS Investment Management

AXA Premier VIP Core Bond Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with BlackRock Financial
Management, Inc.
Advisory Agreement with Pacific Investment Management
Company LLC

AXA Premier VIP Health Care Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with A I M Capital Management, Inc.
Advisory Agreement with RCM Capital Management LLC
Advisory Agreement with Wellington Management
Company, LLP

AXA Premier VIP High Yield Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Pacific Investment Management
Company LLC
Advisory Agreement with Post Advisory Group, LLC

AXA Premier VIP International Equity Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with JPMorgan Investment
Management Inc.
Advisory Agreement with Marsico Capital
Management, LLC

AXA Premier VIP Large Cap Core Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Janus Capital Management LLC
Advisory Agreement with Thornburg Investment
Management, Inc.

AXA Premier VIP Large Cap Growth Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with RCM Capital Management LLC
Advisory Agreement with TCW Investment
Management Company
Advisory Agreement with T. Rowe Price Associates, Inc.**

AXA Premier VIP Large Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Institutional Capital LLC
Advisory Agreement with MFS Investment Management

AXA Premier VIP Mid Cap Growth Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AllianceBernstein L.P.
Advisory Agreement with Franklin Advisers, Inc.
Advisory Agreement with Provident Investment
Counsel, Inc.

AXA Premier VIP Mid Cap Value Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with AXA Rosenberg Investment
Management LLC
Advisory Agreement with TCW Investment
Management Company
Advisory Agreement with Wellington Management
Company, LLP

Multimanager Small Cap Growth Portfolio***	Management Agreement with AXA Equitable
Advisory Agreement with Bear Stearns Asset
Management Inc.
Advisory Agreement with Eagle Asset Management, Inc.
Advisory Agreement with Wells Asset Management Inc.

Multimanager Small Cap Value Portfolio***	Management Agreement with AXA Equitable
Advisory Agreement with Franklin Advisory Services LLC
Advisory Agreement with Lazard Asset Management LLC

AXA Premier VIP Technology Portfolio	Management Agreement with AXA Equitable
Advisory Agreement with Firsthand Capital Management, Inc.
Advisory Agreement with RCM Capital Management LLC
Advisory Agreement with Wellington Management
Company, LLP

*	ClearBridge Advisors, LLC replaced MFS Investment Management as an Adviser to the AXA Premier VIP Aggressive Equity Portfolio effective January 12, 2007.
**	T. Rowe Price Associates, Inc. replaced AlliancBernstein L.P. as an Adviser to the AXA Premier VIP Large Cap Growth Portfolio effective January 12, 2007.
***	These portfolios will be available for purchase on or about May 25, 2007. On or about that date, all portfolio names in the Trust will be changed whereby ‘Multimanager’ will replace ‘AXA Premier VIP’. The name of the Trust will not change.

In approving each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services provided to the Portfolio by the Manager, the Adviser and their respective affiliates; (2) the performance of the Portfolio (or, in the case of a new Adviser, the performance of comparable accounts) as compared to a peer group and, as applicable, an appropriate benchmark; (3) the level of the Portfolio’s management and subadvisory fees; (4) the costs of the services provided and profits realized by the Manager and, to the extent information was available, the Adviser and their respective affiliates from the relationship with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; (6) the Manager’s and the Adviser’s investment process, personnel and operations; (7) the Manager’s and the Adviser’s financial condition; (8) the adequacy of the Manager’s and the Adviser’s compliance programs and records; (9) the “fall out” benefits to be realized by the Manager, the Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, the Adviser and their respective affiliates from their relationship with the Trust); (10) the profitability of the Manager and, to the extent information was available, the Adviser under their respective Agreements; and (11) possible conflicts of interest. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling.

Moreover, with respect to the Portfolios with multiple Advisers, the Board considered factors in the context of the overall objectives for the Portfolios including the following: (1) to offer a multi-manager product to investors which provides access to Advisers that would not otherwise be available to many of the Portfolios’ investors because of those Advisers’ minimum investment amounts; (2) to offer a broad array of investment disciplines; (3) to provide active oversight through the Manager to monitor compliance with performance, volatility and other stated objectives; and (4) to provide performance over extended market cycles with lower volatility than the selected market sector index by combining different Advisers within the same discipline. The Board considered the fact that the cost of creating and maintaining this structure places Portfolios in a comparatively high mutual fund expense quartile. However, the Board factored into its decision on the Management Agreement the totality of services provided by the Manager and the fact that the disclosure of all fees and expenses is explicit to potential and current shareholders.

In connection with its deliberations, the Board, among other things, received information from the Manager and each Adviser regarding the factors set forth above and met with senior representatives of the Manager to discuss the Agreements. The Board received, and primarily considered, the most current information available at the time of the meeting and also took into account the totality of the performance, fee, expense and other information regarding each Portfolio provided to them on a periodic basis throughout the year. The Independent Trustees were assisted by independent counsel during their deliberations.

The Board, in examining the nature and quality of the services provided by the Manager and each Adviser to the Portfolios, considered the Manager’s and each Adviser’s experience in serving as an investment adviser for the Trust and accounts comparable to the Portfolios advised. The Board noted the responsibilities that the Manager has as investment manager to the Trust and the Portfolios and each Adviser has as a sub-adviser to its Portfolio(s). In particular, with respect to the Manager, the Board considered that the Manager is responsible for the selection and monitoring of sub-advisers for the Portfolios, oversight of compliance with the Portfolios’ policies and objectives, review of brokerage matters, oversight of the Portfolios’ compliance with applicable law, and implementation of Board directives as related to the Portfolios. With respect to the Allocation Portfolios, the Board also received information regarding the Manager’s investment process and the qualifications and experience of each of the Manager’s portfolio managers who provide services to the Allocation Portfolios. Regarding each Adviser, the Board considered that each Adviser is responsible for making investment decisions on behalf of the allocated portion of the Portfolio(s) it advises, placing all orders for the purchase and sale of investments with brokers or dealers for the allocated portions of the Portfolio(s) it advises and performing related administrative functions. In addition, the Board reviewed requested information regarding each Adviser’s investment process and the background of each portfolio manager of each Adviser who provides services to the Portfolios. The Board also reviewed information regarding the adequacy of the Manager’s and each Adviser’s compliance program and its results. Further, the Board reviewed financial information regarding the Manager and each Adviser.

As discussed further below with respect to each Portfolio, the Board also considered the short-, intermediate- and long-term performance of each Portfolio (or, in the case of a new Adviser, of comparable accounts) relative to its primary benchmark and peer group. The Board generally considered long-term performance to be more important in its evaluation than short-term performance. The Board also considered the performance of the allocated portions of each Portfolio allocated to each of its Advisers. The Board considered whether the performance of the portions allocated to each of the Advisers met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contribution of each to the overall Portfolio strategy and performance.

The Board reviewed the fees payable under each Agreement. The Board examined the fees paid by each Portfolio in light of fees charged by the Manager to similar portfolios it manages and similar portfolios that serve as underlying funds for variable insurance products that are advised by other investment advisers. In evaluating the management fee schedules, the Board considered the quality and level of services provided and the Manager’s responsibilities to each Portfolio. In connection with the annual renewal of the relevant Agreements, the Board considered a report provided by Lipper Inc., an independent third party company, containing information regarding the management fee (including the administration fee) and the expense ratios for each Portfolio relative to the median and average management fees and expense ratios of its peer group, as discussed further below with respect to each Portfolio. The Board also considered that, while the management fee structure and total expense ratios for manager-of-managers funds generally are higher than for funds with single advisers, each Portfolio (except for the Allocation Portfolios, which have management fee rates lower than the median) has a fee structure that provides for breakpoints, that is, a reduction of the applicable advisory fee rate as assets increase. The Board further considered that the Manager had undertaken contractual expense limitations with respect to certain Portfolios, which are subject to renewal by the Board and the Manager on an annual basis. The Board also considered that the Allocation Portfolios invest in underlying portfolios managed by the Manager and that the Allocation Portfolios will bear the fees of such portfolios, which include management and administration fees paid to the Manager, and, in certain instances, advisory fees paid by the Manager to its affiliates.

The Board evaluated the Manager’s costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform its functions. The Board determined that the Manager’s management fee and profitability and the Portfolio’s overall expense ratios generally were more significant to the Board’s evaluation of the fees and expenses paid by the Portfolios than each Adviser’s costs and profitability.

As part of its evaluation of the Manager’s and each Adviser’s compensation, the Board considered other benefits that may be realized by the Manager, the Adviser and each of their respective affiliates from their relationship with the Trust. The Board noted, among other things, that AXA Equitable serves as the administrator for the Portfolios, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that the Manager’s affiliates, AllianceBernstein, L.P. and AXA Rosenberg Investment Management, LLC, serves as Advisers to certain Portfolios and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that certain other affiliates of the Manager, AXA Advisors LLC and AXA Distributors LLC, serve as the underwriters for the Trust, and, as such, receive payments pursuant to Rule 12b-1 from the Portfolios with respect to their Class B shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board recognized that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with best execution.

Relating to the Advisers, the Board noted that each Adviser, through its relationship as a sub-adviser to its Portfolio(s), may engage in soft dollar transactions. In this regard, the Board considered each Adviser’s procedures for executing portfolio transactions for the allocated portion of the Portfolio(s) it advises and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board recognized that many Advisers are affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that such transactions, among other things, must be consistent with best execution. Finally, the Board recognized that affiliates of the Advisers may sell, and earn sales commissions from, insurance products, the proceeds of which are invested in the Portfolios.

The Board also considered conflicts of interest that may arise between the Trust and the Manager and the Advisers in connection with the services provided to the Trust and the various relationships that the Advisers and their affiliates may have with the Trust. For example, actual or potential conflicts of interest may arise as a result of an Adviser having responsibility for multiple accounts (including the Portfolio(s) it advises), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across accounts and incentive to allocate opportunities to an account where the Adviser has a greater financial incentive, such as a performance fee account. Conflicts may also arise as a result of the Manager advising the Allocation Portfolios, as its selection of underlying portfolios in which to invest may have a positive or negative effect on its revenues and/or profits. In this connection, the Board also considered the manner in which such conflicts are addressed by the Manager and the Advisers.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that: (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s and the Adviser’s services; (2) the Portfolio was reasonably likely to benefit from the Manager’s and the Adviser’s investment process, personnel and operations; (3) the Manager and the Adviser have the resources to provide the services and to carry out their responsibilities under their respective Agreements; and (4) the Manager and the Adviser have adequate compliance programs. The Board also reached the determinations described below with respect to the Manager’s and each Adviser’s compensation, including any direct or indirect benefits derived by them and their respective affiliates, and performance with respect to each Portfolio. Based on the foregoing, the information described below and the more detailed information provided at the relevant meeting, the Board, including the Independent Trustees, approved or renewed, as applicable, each Agreement with respect to the relevant Portfolio(s).

AXA Aggressive Allocation Portfolio

With respect to the AXA Aggressive Allocation Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is lower than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are lower than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006 and since inception (July 31, 2003); and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006. The Board was satisfied that the Manager’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Conservative Allocation Portfolio

With respect to the AXA Conservative Allocation Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is lower than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are lower than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006 and since inception (July 31, 2003); and (4) the Portfolio outperformed the average of its peer group for the one year period ended June 30, 2006. The Board was satisfied that the Manager’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Conservative-Plus Allocation Portfolio

With respect to the AXA Conservative-Plus Allocation Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is lower than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are lower than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006 and since inception (July 31, 2006); and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006. The Board was satisfied that the Manager’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Moderate Allocation Portfolio

With respect to the AXA Moderate Allocation Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is equal to the median management fee of its peer group; (2) the expense ratio of the Class A shares of the Portfolio is lower than the median expense ratio of its peer group and the expense ratio of the Class B shares of the Portfolio is slightly higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one- and three-year periods ended June 30, 2006 but underperformed its benchmark for the five- and ten-year periods ended the same date; and (4) the Portfolio outperformed the average of its peer group for the one- and three-year periods ended June 30, 2006 but underperformed the average of its peer group for the five-year period ended the same date. The Board also considered that the Portfolio converted to its current fund-of-funds structure in July 2003. The Board was satisfied that the Manager’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Moderate-Plus Allocation Portfolio

With respect to the AXA Moderate-Plus Allocation Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratio of the Class A shares of the Portfolio is lower than the median expense ratio of its peer group and the expense ratio of the Class B shares of the Portfolio is slightly higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006 and since inception (July 31, 2003); and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006. The Board was satisfied that the Manager’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Premier VIP Aggressive Equity Portfolio

With respect to the AXA Premier VIP Aggressive Equity Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratio of the Class A shares of the Portfolio is lower than the median expense ratio of its peer group, while the expense ratio of the Class B shares of the Portfolio is slightly higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-, three-and five-year periods ended June 30, 2006; and (4) the Portfolio underperformed the average of its peer group for the one-, three- and five-year periods ended June 30, 2006. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group. In December 2006, the Board approved the replacement of MFS Investment Management with ClearBridge Advisors, LLC as an Adviser to the Portfolio.

AXA Premier VIP Core Bond Portfolio

With respect to the AXA Premier VIP Core Bond Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratio of the Class A shares of the Portfolio is slightly lower than the median expense ratio of its peer group, while the expense ratio of the Class B shares of the Portfolio is higher than the median expense ratio of its peer group; (3) the Portfolio generally outperformed its benchmark for the one-year period ended June 30, 2006 but underperformed its benchmark for the three-year period ended the same date; and (4) the Portfolio underperformed the average of its peer group for the one- and three-year periods ended June 30, 2006. The Board was generally satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable. The Board however expressed concerns regarding the Portfolio’s performance and had discussed with the Manager actions that could be taken to improve the Portfolio’s performance. The Board further noted that the Portfolio is operating at its expense cap.

AXA Premier VIP Health Care Portfolio

With respect to the AXA Premier VIP Health Care Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one- and three-year periods ended June 30, 2006; and (4) the Portfolio slightly outperformed the average of its peer group for the three-year period ended June 31, 2006 but slightly underperformed the average of its peer group for the one-year period ended the same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Premier VIP High Yield Portfolio

With respect to the AXA Premier VIP High Yield Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratio of the Class A shares of the Portfolio is lower than the median expense ratio of its peer group, while the expense ratio of the Class B shares of the Portfolio is higher than the median expense ratio of its peer group; (3) the Portfolio underperformed its benchmark for the one- and three-year periods ended June 30, 2006; and (4) the Portfolio equaled the performance of the average of its peer group for the one-year period ended June 30, 2006, but underperformed the average of its peer group for the three- and five-year periods ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group. In June 2005, the Board approved the replacement of one of the current Advisers with Post Advisory Group, LLC as an Adviser to the Portfolio.

AXA Premier VIP International Equity Portfolio

With respect to the AXA Premier VIP International Equity Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006, but underperformed its benchmark for the three-year period ended that same date; and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006, but slightly underperformed the average of its peer group for the three-year period ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Premier VIP Large Cap Growth Portfolio

With respect to the AXA Premier VIP Large Cap Growth Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio underperformed its benchmark for the one- and three-year periods ended June 30, 2006; and (4) the Portfolio underperformed the average of its peer group for the one- and three-year periods ended June 30, 2006. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable. The Board however expressed concerns regarding the Portfolio’s performance and had discussed with the Manager actions that could be taken to improve the Portfolio’s performance. In December 2006, the Board approved the replacement of AllianceBernstein, L.P. with T. Rowe Price Associates, Inc. as an Adviser to the Portfolio. The Board further noted that the Portfolio is operating at its expense cap.

AXA Premier VIP Large Cap Core Equity Portfolio

With respect to the AXA Premier VIP Large Cap Core Equity Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio had underperformed its benchmark for the one-and three-year periods ended June 30, 2006; and (4) the Portfolio had underperformed the average of its peer group for the one- and three-year periods ended June 30, 2006. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable. The Board however expressed concerns regarding the Portfolio’s performance and had discussed with the Manager actions that could be taken to improve the Portfolio’s performance. The Board further noted that the Portfolio is operating at its expense cap.

AXA Premier VIP Large Cap Value Portfolio

With respect to the AXA Premier VIP Large Cap Value Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio underperformed its benchmark for the one- and three-year periods ended June 30, 2006; and (4) the Portfolio outperformed the average of its peer group for the one- and three-year periods ended June 30, 2006. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group. The Board further noted that the Portfolio is operating at its expense cap. In December 2006, the Board approved the internal replacement of the portfolio management team at AllianceBernstein, L.P., an Adviser to the Portfolio.

AXA Premier VIP Mid Cap Growth Portfolio

With respect to the AXA Premier VIP Mid Cap Growth Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio outperformed its benchmark for the one-year period ended June 30, 2006, but slightly underperformed its benchmark for the three-year period ended that same date; and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006, but slightly underperformed the average of its peer group for the three year period ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group. The Board noted that recent performance has shown improvement. The Board further noted that the Portfolio is operating at its expense cap.

AXA Premier VIP Mid Cap Value Portfolio

With respect to the AXA Premier VIP Mid Cap Value Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio underperformed its benchmark for the one- and three-year periods ended June 30, 2006; and (4) the Portfolio outperformed the average of its peer group for the one-year period ended June 30, 2006, but underperformed the average of its peer group for the three-year period ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable. The Board noted that the Portfolio’s benchmark was difficult to beat, but expressed concerns regarding the Portfolio’s performance and had discussed with the Manager actions that could be taken to improve the Portfolio’s performance.

Multimanager Small Cap Growth Portfolio

With respect to the Multimanager Small Cap Growth Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is comparable to the management fee of the other similar Portfolios with multiple Advisers; (2) the estimated expense ratios of the Class A and Class B shares of the Portfolio are comparable to those of the other similar Portfolios with multiple Advisers; (3) the Portfolio’s predecessor outperformed its benchmark for the one-year period ended May 31, 2006, but underperformed its benchmark for the three- and five-year periods ended that same date; and (4) the Portfolio’s predecessor outperformed the average of its peer group for the one-year period ended May 31, 2006, but underperformed the average of its peer group for the three- and five-year periods ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Manager’s comparable portfolios sub-advised by the Advisers generally has been reasonable in relation to the performance of its benchmark and peer group.

Multimanager Small Cap Value Portfolio

With respect to the Multimanager Small Cap Value Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is comparable to the management fee of the other similar Portfolios with multiple Advisers; (2) the estimated expense ratios of the Class A and Class B shares of the Portfolio are comparable to those of the other similar Portfolios with multiple Advisers; (3) the Portfolio’s predecessor underperformed its benchmark for the one-, three- and five-year periods ended May 31, 2006; and (4) the Portfolio’s predecessor outperformed the average of its peer group for the five-year period ended May 31, 2006, but underperformed the average of its peer group for the one- and three-year periods ended that same date. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Manager’s comparable portfolios sub-advised by the Advisers generally has been reasonable in relation to the performance of its benchmark and peer group.

AXA Premier VIP Technology Portfolio

With respect to the AXA Premier VIP Technology Portfolio, the Board considered, among other things, that (1) the management fee for the Portfolio is higher than the median management fee of its peer group; (2) the expense ratios of the Class A and Class B shares of the Portfolio are higher than the median expense ratio of its peer group; (3) the Portfolio significantly outperformed its benchmark for the one-and three-year periods ended June 30, 2006; and (4) the Portfolio outperformed the average of its peer group for the one- and three-year periods ended June 30, 2006. The Board was satisfied that the Manager’s and the Adviser’s compensation, including any direct and indirect benefits derived by them and their respective affiliates from their relationships with the Trust, is fair and reasonable and that the performance of the Portfolio generally has been reasonable in relation to the performance of its benchmark and peer group.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2006, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation Portfolio	6.76%	$—	$—	$3,007,958
AXA Conservative-Plus Allocation Portfolio	14.00	—	—	10,520,989
AXA Moderate Allocation Portfolio	16.95	—	—	63,678,763
AXA Moderate-Plus Allocation Portfolio	25.85	—	—	72,286,531
AXA Aggressive Allocation Portfolio	35.67	—	—	20,875,656
AXA Premier VIP Aggressive Equity Portfolio	100.00	—	—	—
AXA Premier VIP Core Bond Portfolio	—	—	—	—
AXA Premier VIP Health Care Portfolio	30.57	—	—	14,070,779
AXA Premier VIP High Yield Portfolio	—	—	—	—
AXA Premier VIP International Equity Portfolio	—	675,686	29,863,448	55,089,392
AXA Premier VIP Large Cap Core Equity Portfolio	98.68	—	—	14,138,188
AXA Premier VIP Large Cap Growth Portfolio	—	—	—	18,677,022
AXA Premier VIP Large Cap Value Portfolio	50.75	—	—	22,757,958
AXA Premier VIP Mid Cap Growth Portfolio	43.85	—	—	72,553,535
AXA Premier VIP Mid Cap Value Portfolio	42.24	—	—	85,244,158
AXA Premier VIP Technology Portfolio	—	—	—	—
Target 2015 Allocation Portfolio	26.02	—	—	—
Target 2025 Allocation Portfolio	35.75	—	—	—
Target 2035 Allocation Portfolio	44.06	—	—	—
Target 2045 Allocation Portfolio	56.96	—	—	—

#	Percentage is less than 0.01%.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	114	None

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (55)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co- founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information	33	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.
			Services.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (60)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	33	From 2005 to present, Trustee of Granum Series Trust — Granum Value Fund; from 1998 to present, Director of Ayco Charitable Foundation.

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	33	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	33	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (48)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice
President of AXA Financial; from September
2004 to present, President of AXA
Financial’s Funds Management Group; since
July 2004, Chairman and President of
Enterprise Capital Management, Inc., Co-
Chairman of Enterprise Funds Distributor,
Inc. and a director of 1740 Advisers, Inc.,
MONY Asset Management Inc., MONY
Financial Resources of the Americas Limited
(Jamaica), MONY International Life
Insurance Co. (Argentina), MONY Bank &
Trust Company of the Americas Ltd.
(Cayman Islands) and MONY Consultoria de
Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (51)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (45)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief
Compliance Officer of AXA Financial’s
Funds Management Group; from May 2003
to September 2005, Vice President and
Counsel of AXA Financial and AXA
Equitable; from May 2002 to May 2003,
Counsel of AXA Financial and AXA
Equitable; from May 2001 to April 2002,
Associate General Counsel and Chief
Compliance Officer of Royce & Associates,
Inc.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York 10104 (48)	Vice President	From November 2001 to present	From February 2003 to present, Vice
President of AXA Financial; from February
2002 to February 2003, Assistant Vice
President of AXA Financial; from May 1999
to February 2002, Senior Investment Analyst
of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (45)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.

William T. MacGregor 1290 Avenue of the Americas, New York, New York 10104 (31)	Vice President and Assistant Secretary	From June 2006 to present	From May 2006 to present, Counsel of AXA
Equitable; from March 2005 to April 2006,
Associate Attorney, Sidley Austin LLP; from
September 2003 to February 2005, Contract
Attorney, Prudential Financial, Inc.; from
September 2000 to April 2002, Associate
Attorney, Zack Kosnitzky, P.A.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Anti- Money Laundering (“AML”) Compliance Officer	From December 2005 to present	From August 2005 to present, Vice President of AXA Financial and AXA Equitable; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (39)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable.

Carla Price 1290 Avenue of the Americas, New York, New York 10104 (30)	Assistant Treasurer	From December 2006 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004 Mutual Fund Manager of AXA Financial and AXA Equitable; from October 2000 to January 2003 Senior Fund Administrator of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein L.P.; from January 1999 to April 2002, Business Analyst, AllianceBernstein L.P.

Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (35)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial; from October 1995 to August 2001, Senior Paralegal of The Dreyfus Corporation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 10(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2006: $580,700 and fiscal year 2005: $454,250

(b)	Audit-Related Fees for fiscal year 2006: $31,000 and fiscal year 2005: $68,950

(c)	Tax Fees for fiscal year 2006: $174,340 and fiscal year 2005: $215,570

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2006: $0 and fiscal year 2005 $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2)	None of the services included in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2006: $5,257,288.50
For fiscal year 2005: $2,808,281

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed- End Management Investment Companies.

Not applicable.

Item 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 is filed herewith.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk President and Chief Executive Officer February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer February 28, 2007

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski Chief Financial Officer February 28, 2007